UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	6/30/2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
June 30, 2018

Core Plus - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 37.0%
Aerospace and Defense — 0.2%
Lockheed Martin Corp., 3.55%, 1/15/26	100,000	98,544
Lockheed Martin Corp., 3.80%, 3/1/45	90,000	83,014
Rockwell Collins, Inc., 4.35%, 4/15/47	30,000	28,820
United Technologies Corp., 6.05%, 6/1/36	95,000	109,666
		320,044
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 2.80%, 11/15/24	150,000	144,102
Airlines — 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/22	120,000	115,950
Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	300,000	298,050
Tenneco, Inc., 5.00%, 7/15/26	110,000	98,505
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	150,000	151,145
		547,700
Automobiles — 0.7%
Ford Motor Co., 4.35%, 12/8/26	80,000	78,348
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	100,000	107,173
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	270,000	286,412
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	200,000	192,645
General Motors Co., 4.20%, 10/1/27	70,000	67,202
General Motors Co., 5.15%, 4/1/38	100,000	95,460
General Motors Financial Co., Inc., 3.20%, 7/6/21	110,000	108,637
General Motors Financial Co., Inc., 5.25%, 3/1/26	150,000	155,672
		1,091,549
Banks — 4.3%
Bancolombia SA, VRN, 4.875%, 10/18/22(2)	250,000	237,815
Bank of America Corp., MTN, 4.20%, 8/26/24	30,000	30,168
Bank of America Corp., MTN, 4.00%, 1/22/25	100,000	98,759
Bank of America Corp., MTN, VRN, 3.82%, 1/20/27(2)	150,000	146,422
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(2)	30,000	29,335
Bank of America Corp., VRN, 3.00%, 12/20/22(2)	325,000	315,338
Bank of America N.A., 6.00%, 10/15/36	250,000	295,238
Barclays plc, 4.375%, 1/12/26	200,000	194,741
BPCE SA, 5.15%, 7/21/24(1)	200,000	202,964
Branch Banking & Trust Co., 3.625%, 9/16/25	43,000	42,350
Capital One Financial Corp., 3.75%, 7/28/26	120,000	111,655
Capital One N.A., 2.35%, 8/17/18	250,000	249,927
Citigroup, Inc., 2.90%, 12/8/21	340,000	333,312
Citigroup, Inc., 4.05%, 7/30/22	80,000	80,484
Citigroup, Inc., 4.45%, 9/29/27	430,000	423,540
Citigroup, Inc., VRN, 3.52%, 10/27/27(2)	180,000	169,381
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	247,751
Fifth Third BanCorp., 4.30%, 1/16/24	80,000	81,126
Huntington Bancshares, Inc., 2.30%, 1/14/22	140,000	134,522
JPMorgan Chase & Co., 4.625%, 5/10/21	230,000	238,158
JPMorgan Chase & Co., 3.875%, 9/10/24	350,000	346,892
JPMorgan Chase & Co., 3.125%, 1/23/25	250,000	239,217

JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(2)	100,000	95,811
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(2)	80,000	74,118
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(2)	140,000	126,084
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(2)	30,000	26,981
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	70,000	71,691
QNB Finansbank AS, MTN, 6.25%, 4/30/19	200,000	200,745
Regions Financial Corp., 2.75%, 8/14/22	100,000	96,548
Royal Bank of Canada, 2.15%, 10/26/20	210,000	205,230
SunTrust Bank, 3.30%, 5/15/26	200,000	188,979
U.S. Bank N.A., 2.80%, 1/27/25	250,000	237,105
US Bancorp, MTN, 3.60%, 9/11/24	70,000	69,179
Wells Fargo & Co., 3.07%, 1/24/23	80,000	77,819
Wells Fargo & Co., 3.00%, 4/22/26	90,000	83,743
Wells Fargo & Co., MTN, 4.10%, 6/3/26	300,000	294,166
Wells Fargo & Co., MTN, 4.65%, 11/4/44	115,000	109,712
		6,207,006
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	50,000	49,618
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	160,000	156,840
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	290,000	299,292
Constellation Brands, Inc., 4.75%, 12/1/25	140,000	145,109
		650,859
Biotechnology — 0.9%
AbbVie, Inc., 3.60%, 5/14/25	280,000	271,508
Amgen, Inc., 4.66%, 6/15/51	138,000	136,905
Biogen, Inc., 3.625%, 9/15/22	210,000	209,807
Celgene Corp., 3.25%, 8/15/22	200,000	196,188
Celgene Corp., 3.875%, 8/15/25	110,000	107,025
Celgene Corp., 3.45%, 11/15/27	30,000	27,627
Celgene Corp., 5.00%, 8/15/45	50,000	49,102
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	103,433
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	227,226
Gilead Sciences, Inc., 4.15%, 3/1/47	50,000	47,858
		1,376,679
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	100,000	100,449
Capital Markets — 0.1%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	120,000	106,078
Chemicals — 0.4%
Ashland LLC, 4.75%, 8/15/22	100,000	100,848
Dow Chemical Co. (The), 4.375%, 11/15/42	60,000	57,130
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	202,005
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	110,000	104,913
Westlake Chemical Corp., 4.375%, 11/15/47	90,000	83,201
		548,097
Commercial Services and Supplies — 0.3%
Covanta Holding Corp., 5.875%, 3/1/24	150,000	148,125
Republic Services, Inc., 3.55%, 6/1/22	190,000	191,328
Waste Management, Inc., 4.75%, 6/30/20	70,000	72,358
		411,811
Communications Equipment — 0.3%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	250,000	235,938

Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	200,000	197,000
		432,938
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	140,000	140,435
Consumer Discretionary — 0.1%
Netflix, Inc., 4.875%, 4/15/28(1)	200,000	190,884
Consumer Finance — 1.1%
American Express Co., 3.00%, 10/30/24	50,000	47,754
American Express Credit Corp., MTN, 2.20%, 3/3/20	100,000	98,709
American Express Credit Corp., MTN, 2.25%, 5/5/21	270,000	262,455
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	243,694
CIT Group, Inc., 5.00%, 8/15/22	150,000	152,062
Discover Financial Services, 3.75%, 3/4/25	200,000	191,191
IHS Markit Ltd., 4.75%, 2/15/25(1)	150,000	148,875
IHS Markit Ltd., 4.00%, 3/1/26(1)	83,000	79,576
PNC Bank N.A., 1.95%, 3/4/19	250,000	248,654
Synchrony Financial, 2.60%, 1/15/19	100,000	99,822
		1,572,792
Containers and Packaging — 0.9%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	200,000	195,250
Ball Corp., 4.00%, 11/15/23	200,000	194,190
Berry Global, Inc., 5.125%, 7/15/23	300,000	298,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	193,000	189,622
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26(1)	120,000	114,300
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	280,000	276,850
		1,268,712
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	96,625
Diversified Financial Services — 2.8%
Ally Financial, Inc., 4.625%, 3/30/25	100,000	98,875
Banco Santander SA, 3.50%, 4/11/22	200,000	195,205
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	250,000	249,206
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	202,000	197,414
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	310,000	307,042
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	230,000	246,162
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	100,000	96,624
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	360,000	339,439
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	40,000	39,865
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	50,000	49,681
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/21(2)	70,000	68,370
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(2)	120,000	114,137
HSBC Holdings plc, 2.95%, 5/25/21	200,000	197,307
HSBC Holdings plc, 4.30%, 3/8/26	200,000	200,640
HSBC Holdings plc, VRN, 3.26%, 3/13/22(2)	200,000	195,976
Morgan Stanley, 5.00%, 11/24/25	130,000	134,928
Morgan Stanley, 4.375%, 1/22/47	40,000	38,258
Morgan Stanley, MTN, 5.625%, 9/23/19	410,000	422,601
Morgan Stanley, MTN, 3.70%, 10/23/24	60,000	59,259
Morgan Stanley, MTN, 4.00%, 7/23/25	370,000	369,099
Morgan Stanley, MTN, VRN, 3.77%, 1/24/28(2)	120,000	115,775
S&P Global, Inc., 3.30%, 8/14/20	50,000	50,084
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	200,000	195,586

UniCredit SpA, VRN, 5.86%, 6/19/27(1)(2)	200,000	178,571
		4,160,104
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 3.875%, 8/15/21	180,000	181,992
AT&T, Inc., 3.40%, 5/15/25	260,000	244,889
AT&T, Inc., 4.10%, 2/15/28(1)	160,000	153,131
AT&T, Inc., 5.25%, 3/1/37	50,000	49,404
AT&T, Inc., 4.75%, 5/15/46	160,000	143,339
AT&T, Inc., 5.15%, 11/15/46(1)	70,000	66,135
CenturyLink, Inc., 6.15%, 9/15/19	100,000	102,250
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	320,000	302,191
Orange SA, 4.125%, 9/14/21	100,000	102,257
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	104,713
Telefonica Emisiones SAU, 4.10%, 3/8/27	150,000	145,272
Verizon Communications, Inc., 3.50%, 11/1/24	80,000	77,453
Verizon Communications, Inc., 2.625%, 8/15/26	70,000	62,217
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	57,403
Verizon Communications, Inc., 5.01%, 8/21/54	170,000	160,509
		1,953,155
Electric Utilities — 0.3%
AEP Transmission Co. LLC, 3.75%, 12/1/47	50,000	46,532
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	140,000	141,750
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	100,000	96,500
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	100,000	93,875
		378,657
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	80,000	79,550
Halliburton Co., 4.85%, 11/15/35	100,000	103,643
		183,193
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp., 3.375%, 10/15/26	180,000	166,841
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	100,000	94,393
Boston Properties LP, 3.65%, 2/1/26	120,000	115,891
Crown Castle International Corp., 5.25%, 1/15/23	200,000	209,714
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	230,000	230,575
Essex Portfolio LP, 3.625%, 8/15/22	170,000	169,287
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,656
Hospitality Properties Trust, 4.65%, 3/15/24	80,000	80,015
Hudson Pacific Properties LP, 3.95%, 11/1/27	130,000	121,740
Kilroy Realty LP, 3.80%, 1/15/23	44,000	43,773
Kilroy Realty LP, 4.375%, 10/1/25	100,000	100,262
Kimco Realty Corp., 2.80%, 10/1/26	90,000	80,022
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	160,000	149,400
VEREIT Operating Partnership LP, 4.125%, 6/1/21	50,000	50,711
Welltower, Inc., 3.75%, 3/15/23	60,000	59,461
		1,720,741
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22	70,000	69,502
Kroger Co. (The), 3.875%, 10/15/46	100,000	83,487
Target Corp., 3.90%, 11/15/47	50,000	46,514
Walmart, Inc., 4.05%, 6/29/48	90,000	90,294
		289,797

Food Products — 0.4%
General Mills, Inc., 4.00%, 4/17/25	100,000	98,760
Kraft Heinz Foods Co., 5.20%, 7/15/45	50,000	48,779
Kraft Heinz Foods Co., 4.375%, 6/1/46	30,000	26,031
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	270,000	263,925
Post Holdings, Inc., 5.00%, 8/15/26(1)	150,000	140,250
		577,745
Gas Utilities — 2.1%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	102,625
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.25%, 12/1/27	50,000	48,196
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	72,008
Enbridge, Inc., 4.50%, 6/10/44	85,000	78,131
Energy Transfer Equity LP, 4.25%, 3/15/23	110,000	106,426
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	144,474
Energy Transfer Partners LP, 6.00%, 6/15/48	50,000	50,013
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	149,754
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	160,000	168,229
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	62,343
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	140,708
Kinder Morgan, Inc., 5.55%, 6/1/45	80,000	81,051
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	103,613
MPLX LP, 4.875%, 6/1/25	180,000	185,280
MPLX LP, 4.50%, 4/15/38	50,000	46,299
MPLX LP, 5.20%, 3/1/47	40,000	39,740
ONEOK, Inc., 4.00%, 7/13/27	90,000	87,214
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	156,936
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	255,000	271,527
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	223,446
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	50,000	46,795
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	120,000	115,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)	150,000	139,875
Williams Cos., Inc. (The), 3.70%, 1/15/23	90,000	87,525
Williams Partners LP, 4.125%, 11/15/20	280,000	283,647
Williams Partners LP, 5.10%, 9/15/45	80,000	79,248
		3,070,603
Health Care Equipment and Supplies — 0.6%
Abbott Laboratories, 2.00%, 9/15/18	40,000	39,940
Abbott Laboratories, 3.75%, 11/30/26	150,000	147,649
Becton Dickinson and Co., 3.73%, 12/15/24	190,000	185,753
Becton Dickinson and Co., 3.70%, 6/6/27	50,000	47,363
Medtronic, Inc., 3.50%, 3/15/25	150,000	148,515
Medtronic, Inc., 4.375%, 3/15/35	100,000	103,540
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	50,303
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	160,000	148,023
		871,086
Health Care Providers and Services — 1.2%
Aetna, Inc., 2.75%, 11/15/22	60,000	57,714
Anthem, Inc., 3.65%, 12/1/27	60,000	56,926
Anthem, Inc., 4.65%, 1/15/43	89,000	86,321
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	40,000	36,800
CVS Health Corp., 4.30%, 3/25/28	250,000	246,990
CVS Health Corp., 4.78%, 3/25/38	60,000	59,495
CVS Health Corp., 5.05%, 3/25/48	70,000	70,970

DaVita, Inc., 5.125%, 7/15/24		200,000	194,375
Express Scripts Holding Co., 3.40%, 3/1/27		30,000	27,451
HCA, Inc., 5.00%, 3/15/24		30,000	30,075
HCA, Inc., 5.375%, 2/1/25		150,000	148,080
Mylan NV, 3.95%, 6/15/26		50,000	47,875
Northwell Healthcare, Inc., 4.26%, 11/1/47		50,000	48,029
Tenet Healthcare Corp., 4.375%, 10/1/21		70,000	69,213
Tenet Healthcare Corp., 5.125%, 5/1/25(1)		220,000	209,963
UnitedHealth Group, Inc., 2.875%, 12/15/21		80,000	79,235
UnitedHealth Group, Inc., 3.75%, 7/15/25		140,000	140,109
UnitedHealth Group, Inc., 4.75%, 7/15/45		60,000	64,203
Universal Health Services, Inc., 4.75%, 8/1/22(1)		100,000	100,875
			1,774,699
Hotels, Restaurants and Leisure — 0.7%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		250,000	250,625
Aramark Services, Inc., 5.00%, 4/1/25(1)		190,000	189,525
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		220,000	209,825
International Game Technology plc, 6.25%, 2/15/22(1)		200,000	206,000
McDonald's Corp., MTN, 3.375%, 5/26/25		160,000	157,416
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		70,000	73,894
			1,087,285
Household Durables — 0.6%
Lennar Corp., 4.75%, 4/1/21		60,000	61,080
Lennar Corp., 4.50%, 4/30/24		250,000	241,575
Lennar Corp., 4.75%, 11/29/27		100,000	93,970
M.D.C. Holdings, Inc., 5.50%, 1/15/24		80,000	81,200
Toll Brothers Finance Corp., 6.75%, 11/1/19		90,000	94,050
Toll Brothers Finance Corp., 4.35%, 2/15/28		100,000	89,875
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		200,000	199,500
			861,250
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		140,000	138,950
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		70,000	66,486
General Electric Co., 4.125%, 10/9/42		50,000	46,506
			112,992
Insurance — 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	154,664
Allstate Corp. (The), VRN, 5.75%, 8/15/23(2)		120,000	123,600
American International Group, Inc., 4.125%, 2/15/24		150,000	150,820
American International Group, Inc., 4.50%, 7/16/44		50,000	46,680
Berkshire Hathaway, Inc., 2.75%, 3/15/23		60,000	58,758
Berkshire Hathaway, Inc., 4.50%, 2/11/43		40,000	41,609
Chubb INA Holdings, Inc., 3.15%, 3/15/25		60,000	58,159
Chubb INA Holdings, Inc., 3.35%, 5/3/26		40,000	38,832
CNP Assurances, VRN, 4.00%, 11/18/24(2)	EUR	100,000	119,464
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$60,000	71,067
International Lease Finance Corp., 5.875%, 8/15/22		100,000	106,271
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		110,000	114,372
Markel Corp., 4.90%, 7/1/22		212,000	220,527
MetLife, Inc., 4.125%, 8/13/42		110,000	104,051
Prudential Financial, Inc., 3.94%, 12/7/49		266,000	239,598
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		110,000	114,520

Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	51,334
Prudential Financial, Inc., VRN, 5.875%, 9/15/22(2)	100,000	105,750
Travelers Cos., Inc. (The), 4.05%, 3/7/48	40,000	38,925
Voya Financial, Inc., 5.70%, 7/15/43	90,000	99,213
WR Berkley Corp., 4.625%, 3/15/22	100,000	103,358
		2,161,572
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	90,000	92,952
Symantec Corp., 5.00%, 4/15/25(1)	100,000	97,100
		190,052
IT Services — 0.5%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	160,000	146,781
First Data Corp., 5.00%, 1/15/24(1)	340,000	338,725
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	271,434
		756,940
Media — 2.5%
21st Century Fox America, Inc., 6.90%, 8/15/39	70,000	89,340
21st Century Fox America, Inc., 4.75%, 9/15/44	40,000	40,576
AMC Networks, Inc., 4.75%, 8/1/25	210,000	202,390
CBS Corp., 4.00%, 1/15/26	50,000	48,552
CBS Corp., 4.85%, 7/1/42	90,000	86,006
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	100,687
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	250,000	234,062
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 2/1/24(3)	50,000	49,993
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	290,000	293,202
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	30,000	31,703
Comcast Corp., 4.40%, 8/15/35	50,000	48,764
Comcast Corp., 6.40%, 5/15/38	80,000	94,919
Comcast Corp., 4.75%, 3/1/44	60,000	59,158
CSC Holdings LLC, 5.50%, 4/15/27(1)	200,000	191,500
Discovery Communications LLC, 5.625%, 8/15/19	123,000	126,509
Discovery Communications LLC, 3.95%, 3/20/28	240,000	227,644
Globo Comunicacao e Participacoes SA, 4.84%, 6/8/25	200,000	188,602
Lamar Media Corp., 5.375%, 1/15/24	215,000	219,569
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	170,000	167,467
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	100,000	102,125
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	110,000	108,762
TEGNA, Inc., 5.125%, 7/15/20	130,000	130,975
Time Warner Cable LLC, 5.50%, 9/1/41	40,000	37,308
Time Warner Cable LLC, 4.50%, 9/15/42	50,000	41,193
Viacom, Inc., 3.125%, 6/15/22	50,000	48,303
Viacom, Inc., 4.25%, 9/1/23	140,000	138,980
Viacom, Inc., 4.375%, 3/15/43	30,000	24,992
Viacom, Inc., VRN, 6.25%, 2/28/27(2)	50,000	48,079
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	200,000	185,750
Warner Media LLC, 2.95%, 7/15/26	190,000	171,042
Warner Media LLC, 3.80%, 2/15/27	100,000	94,724
		3,632,876
Metals and Mining — 0.6%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	200,000	211,918
Barrick North America Finance LLC, 5.75%, 5/1/43	20,000	22,386
Freeport-McMoRan, Inc., 3.875%, 3/15/23	120,000	113,700
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	130,000	135,031

Southern Copper Corp., 5.25%, 11/8/42	70,000	69,469
Steel Dynamics, Inc., 5.00%, 12/15/26	305,000	305,763
		858,267
Multi-Utilities — 1.8%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	230,000	225,400
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	50,000	47,750
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	70,000	64,374
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	300,000	289,035
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	107,068
Dominion Energy, Inc., 2.75%, 9/15/22	130,000	125,004
Dominion Energy, Inc., 3.625%, 12/1/24	60,000	58,920
Dominion Energy, Inc., 4.90%, 8/1/41	100,000	103,756
Duke Energy Corp., 3.55%, 9/15/21	80,000	80,378
Duke Energy Corp., 2.65%, 9/1/26	50,000	45,098
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	88,804
Duke Energy Progress LLC, 3.70%, 10/15/46	50,000	46,093
Exelon Corp., 5.15%, 12/1/20	130,000	134,447
Exelon Corp., 4.45%, 4/15/46	40,000	38,983
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	80,642
FirstEnergy Corp., 4.25%, 3/15/23	100,000	101,675
Florida Power & Light Co., 4.125%, 2/1/42	50,000	50,580
Georgia Power Co., 4.30%, 3/15/42	70,000	69,964
KazTransGas JSC, 4.375%, 9/26/27(1)	300,000	279,750
MidAmerican Energy Co., 4.40%, 10/15/44	140,000	144,533
NiSource, Inc., 5.65%, 2/1/45	80,000	91,597
Pacific Gas & Electric Co., 4.00%, 12/1/46	50,000	43,262
Progress Energy, Inc., 3.15%, 4/1/22	80,000	78,988
Sempra Energy, 2.875%, 10/1/22	130,000	126,045
Sempra Energy, 3.25%, 6/15/27	70,000	65,322
Sempra Energy, 4.00%, 2/1/48	40,000	36,069
Southern Power Co., 5.15%, 9/15/41	40,000	40,765
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	28,843
		2,693,145
Oil, Gas and Consumable Fuels — 3.5%
Anadarko Petroleum Corp., 5.55%, 3/15/26	30,000	32,191
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	92,658
Antero Resources Corp., 5.125%, 12/1/22	220,000	221,650
Apache Corp., 4.75%, 4/15/43	40,000	38,087
BP Capital Markets plc, 4.50%, 10/1/20	80,000	82,447
Cenovus Energy, Inc., 4.25%, 4/15/27	100,000	96,459
Cimarex Energy Co., 4.375%, 6/1/24	150,000	151,368
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	70,903
Concho Resources, Inc., 4.375%, 1/15/25	110,000	110,554
Concho Resources, Inc., 4.875%, 10/1/47	60,000	60,673
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	135,774
Continental Resources, Inc., 5.00%, 9/15/22	30,000	30,486
Continental Resources, Inc., 3.80%, 6/1/24	170,000	165,992
Continental Resources, Inc., 4.375%, 1/15/28	150,000	149,012
Diamondback Energy, Inc., 5.375%, 5/31/25	200,000	200,750
Ecopetrol SA, 5.875%, 5/28/45	240,000	228,528
Encana Corp., 6.50%, 2/1/38	80,000	94,185
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	97,488
Hess Corp., 4.30%, 4/1/27	50,000	48,428

Hess Corp., 6.00%, 1/15/40	110,000	113,605
Marathon Oil Corp., 3.85%, 6/1/25	190,000	187,120
Marathon Oil Corp., 4.40%, 7/15/27	90,000	90,449
Newfield Exploration Co., 5.75%, 1/30/22	200,000	209,250
Newfield Exploration Co., 5.375%, 1/1/26	100,000	102,750
Noble Energy, Inc., 4.15%, 12/15/21	220,000	223,674
Petroleos Mexicanos, 6.00%, 3/5/20	67,000	69,261
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	50,565
Petroleos Mexicanos, 6.625%, 6/15/35	100,000	98,125
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	66,003
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	67,680
Phillips 66, 4.30%, 4/1/22	60,000	61,833
Phillips 66, 3.90%, 3/15/28	70,000	68,428
Range Resources Corp., 4.875%, 5/15/25	300,000	282,750
Shell International Finance BV, 3.25%, 5/11/25	100,000	98,041
Sinopec Group Overseas Development Ltd., 2.50%, 4/28/20(1)	200,000	197,132
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	50,000	48,219
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(1)	220,000	209,000
Tullow Oil plc, 7.00%, 3/1/25(1)	200,000	189,500
WPX Energy, Inc., 5.25%, 9/15/24	120,000	118,650
YPF SA, 8.75%, 4/4/24	400,000	395,040
		5,054,708
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	180,000	188,612
International Paper Co., 4.40%, 8/15/47	100,000	91,150
		279,762
Pharmaceuticals — 0.6%
AbbVie, Inc., 4.70%, 5/14/45	90,000	89,551
Allergan Finance LLC, 3.25%, 10/1/22	60,000	58,333
Allergan Funding SCS, 3.85%, 6/15/24	190,000	186,750
Allergan Funding SCS, 4.55%, 3/15/35	120,000	114,111
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	140,000	134,122
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	140,000	112,678
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	150,000	157,453
Zoetis, Inc., 3.00%, 9/12/27	70,000	64,850
		917,848
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	107,594
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	122,865
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	50,000	48,831
CSX Corp., 3.25%, 6/1/27	150,000	141,171
Union Pacific Corp., 3.60%, 9/15/37	50,000	45,991
Union Pacific Corp., 4.05%, 11/15/45	110,000	104,727
		571,179
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	120,000	111,461
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28	40,000	36,485
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	197,000
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	200,000	209,000
		553,946
Software — 0.8%
Activision Blizzard, Inc., 2.30%, 9/15/21	80,000	77,460
IQVIA, Inc., 5.00%, 10/15/26(1)	200,000	195,500

Microsoft Corp., 2.70%, 2/12/25	150,000	143,946
Microsoft Corp., 3.125%, 11/3/25	40,000	39,322
Microsoft Corp., 3.30%, 2/6/27	100,000	98,803
Microsoft Corp., 3.45%, 8/8/36	100,000	95,862
Microsoft Corp., 4.25%, 2/6/47	150,000	159,375
Oracle Corp., 3.25%, 11/15/27	320,000	306,387
Oracle Corp., 4.00%, 7/15/46	60,000	56,706
		1,173,361
Specialty Retail — 0.6%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	200,000	187,500
Home Depot, Inc. (The), 3.00%, 4/1/26	150,000	143,425
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	210,198
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	100,000	92,750
United Rentals North America, Inc., 4.625%, 7/15/23	150,000	150,187
United Rentals North America, Inc., 5.75%, 11/15/24	150,000	153,000
		937,060
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 2.75%, 1/13/25	60,000	57,466
Apple, Inc., 2.50%, 2/9/25	130,000	122,311
Apple, Inc., 2.45%, 8/4/26	90,000	82,665
Apple, Inc., 2.90%, 9/12/27	250,000	235,312
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	150,000	159,051
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	270,000	284,281
Seagate HDD Cayman, 4.75%, 6/1/23	130,000	128,964
Seagate HDD Cayman, 4.75%, 1/1/25	70,000	67,207
		1,137,257
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.125%, 7/16/22	110,000	108,282
Sprint Communications, Inc., 6.00%, 11/15/22	160,000	159,000
T-Mobile USA, Inc., 4.75%, 2/1/28	220,000	203,775
Vodafone Group plc, 4.375%, 5/30/28	60,000	59,337
		530,394
TOTAL CORPORATE BONDS (Cost $55,440,928)		53,951,334
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 17.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(5) — 1.1%
FHLMC, VRN, 2.31%, 7/15/18	330,697	325,943
FHLMC, VRN, 2.77%, 7/15/18	47,314	48,752
FHLMC, VRN, 3.08%, 7/15/18	271,707	272,621
FHLMC, VRN, 3.47%, 7/15/18	48,050	49,517
FHLMC, VRN, 3.68%, 7/15/18	168,951	172,164
FHLMC, VRN, 3.78%, 7/15/18	61,107	63,985
FHLMC, VRN, 3.79%, 7/15/18	98,901	103,513
FHLMC, VRN, 4.08%, 7/15/18	31,943	32,994
FHLMC, VRN, 4.08%, 7/15/18	84,164	86,465
FHLMC, VRN, 4.23%, 7/15/18	22,305	23,476
FNMA, VRN, 3.19%, 7/25/18	125,789	125,608
FNMA, VRN, 3.56%, 7/25/18	24,034	25,146
FNMA, VRN, 3.56%, 7/25/18	40,696	42,072
FNMA, VRN, 3.61%, 7/25/18	151,850	156,114
FNMA, VRN, 3.93%, 7/25/18	122,155	126,021
		1,654,391
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 16.6%
FHLMC, 4.50%, 6/1/21	7,002	7,065

FHLMC, 5.50%, 1/1/38	7,524	8,136
FHLMC, 5.50%, 4/1/38	44,022	47,597
FHLMC, 3.00%, 2/1/43	572,643	559,063
FNMA, 3.00%, 7/12/18(6)	3,000,000	2,905,547
FNMA, 3.50%, 7/12/18(6)	3,000,000	2,985,213
FNMA, 4.00%, 7/12/18(6)	2,950,000	3,007,502
FNMA, 5.00%, 7/1/20	15,302	15,570
FNMA, 5.00%, 7/1/31	408,091	432,847
FNMA, 4.50%, 10/1/33	188,025	196,895
FNMA, 5.00%, 11/1/33	414,161	445,108
FNMA, 6.00%, 12/1/33	266,878	292,921
FNMA, 5.50%, 4/1/34	107,190	116,606
FNMA, 5.50%, 4/1/34	319,178	347,299
FNMA, 5.00%, 8/1/34	52,037	55,749
FNMA, 5.50%, 8/1/34	102,795	111,779
FNMA, 5.00%, 4/1/35	252,823	270,844
FNMA, 5.00%, 8/1/35	16,508	17,676
FNMA, 4.50%, 9/1/35	19,763	20,687
FNMA, 5.50%, 7/1/36	12,808	13,865
FNMA, 5.50%, 12/1/36	27,871	30,214
FNMA, 6.00%, 7/1/37	63,755	69,957
FNMA, 6.00%, 8/1/37	41,764	46,063
FNMA, 6.50%, 8/1/37	6,743	7,244
FNMA, 6.00%, 9/1/37	53,581	58,932
FNMA, 6.00%, 11/1/37	55,718	61,332
FNMA, 5.00%, 3/1/38	93,177	99,053
FNMA, 6.50%, 9/1/38	133,637	147,675
FNMA, 5.50%, 1/1/39	110,776	120,003
FNMA, 5.00%, 2/1/39	245,813	263,580
FNMA, 4.50%, 4/1/39	85,858	90,521
FNMA, 4.50%, 5/1/39	216,267	228,005
FNMA, 6.50%, 5/1/39	3,474	3,954
FNMA, 4.50%, 10/1/39	369,735	389,829
FNMA, 4.00%, 10/1/40	377,427	388,220
FNMA, 4.50%, 11/1/40	322,344	339,280
FNMA, 4.00%, 8/1/41	562,929	579,564
FNMA, 4.50%, 9/1/41	302,045	317,422
FNMA, 3.50%, 5/1/42	441,400	442,975
FNMA, 3.50%, 6/1/42	536,045	537,953
FNMA, 3.50%, 9/1/42	362,383	361,812
FNMA, 3.50%, 5/1/45	1,084,651	1,082,810
FNMA, 3.50%, 5/1/46	951,580	949,966
FNMA, 6.50%, 8/1/47	1,236	1,325
FNMA, 6.50%, 9/1/47	1,571	1,676
FNMA, 6.50%, 9/1/47	94	101
FNMA, 6.50%, 9/1/47	826	882
GNMA, 2.50%, 7/19/18(6)	600,000	569,109
GNMA, 3.00%, 7/19/18(6)	650,000	635,769
GNMA, 4.00%, 7/19/18(6)	1,250,000	1,280,933
GNMA, 5.50%, 12/15/32	115,545	126,190
GNMA, 6.00%, 9/20/38	32,269	35,467
GNMA, 5.50%, 12/20/38	77,658	83,274
GNMA, 4.50%, 6/15/39	474,494	502,117

GNMA, 4.50%, 1/15/40		213,477	225,831
GNMA, 4.50%, 4/15/40		304,170	321,825
GNMA, 4.00%, 11/20/40		640,540	662,525
GNMA, 3.50%, 6/20/42		681,450	690,178
GNMA, 2.50%, 7/20/46		564,552	535,949
			24,147,484
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $25,984,202)			25,801,875
U.S. TREASURY SECURITIES — 9.6%
U.S. Treasury Bonds, 3.50%, 2/15/39		500,000	544,170
U.S. Treasury Bonds, 4.375%, 11/15/39		700,000	858,867
U.S. Treasury Bonds, 4.625%, 2/15/40		300,000	380,396
U.S. Treasury Bonds, 3.125%, 11/15/41		500,000	513,262
U.S. Treasury Bonds, 3.125%, 2/15/42		300,000	307,875
U.S. Treasury Bonds, 3.00%, 5/15/42		1,650,000	1,658,121
U.S. Treasury Bonds, 2.875%, 5/15/43		450,000	441,659
U.S. Treasury Bonds, 3.125%, 8/15/44(7)		1,200,000	1,230,469
U.S. Treasury Bonds, 3.00%, 11/15/44		1,450,000	1,454,135
U.S. Treasury Bonds, 2.50%, 2/15/45		1,050,000	956,607
U.S. Treasury Bonds, 3.00%, 5/15/45		1,400,000	1,404,430
U.S. Treasury Bonds, 3.00%, 11/15/45		500,000	501,387
U.S. Treasury Notes, 2.50%, 5/31/20		1,200,000	1,199,508
U.S. Treasury Notes, 1.375%, 9/15/20		1,000,000	974,785
U.S. Treasury Notes, 1.625%, 10/15/20		1,600,000	1,566,375
TOTAL U.S. TREASURY SECURITIES (Cost $14,224,927)			13,992,046
SOVEREIGN GOVERNMENTS AND AGENCIES — 9.3%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.625%, 7/6/28		200,000	169,250
Brazil — 0.3%
Brazilian Government International Bond, 4.875%, 1/22/21		190,000	192,947
Brazilian Government International Bond, 5.625%, 1/7/41		200,000	174,200
			367,147
Chile — 0.6%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	545,000,000	844,344
Chile Government International Bond, 3.625%, 10/30/42		$100,000	93,625
			937,969
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21		330,000	337,342
Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 1/25/27		200,000	198,250
Hungary — 1.3%
Hungary Government Bond, 3.00%, 10/27/27	HUF	565,010,000	1,913,512
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.15%, 3/29/27		$200,000	193,000
Italy — 0.1%
Republic of Italy Government International Bond, 6.875%, 9/27/23		80,000	88,956
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47		200,000	183,676
Mexico — 2.4%
Mexican Bonos, 10.00%, 11/20/36	MXN	46,100,000	2,863,039
Mexico Government International Bond, 4.125%, 1/21/26		$200,000	198,650
Mexico Government International Bond, 4.15%, 3/28/27		400,000	394,800
			3,456,489

Namibia — 0.2%
Namibia International Bonds, 5.25%, 10/29/25		250,000	231,436
Panama — 0.2%
Panama Government International Bond, 9.375%, 4/1/29		200,000	281,000
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50		90,000	104,737
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		100,000	101,373
Philippine Government International Bond, 6.375%, 10/23/34		100,000	122,165
			223,538
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21		60,000	63,082
Republic of Poland Government International Bond, 3.00%, 3/17/23		100,000	97,841
			160,923
Russia — 0.1%
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		200,000	193,125
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		200,000	192,320
South Africa — 2.6%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	22,500,000	1,609,439
Republic of South Africa Government Bond, 10.50%, 12/21/26		13,500,000	1,078,854
Republic of South Africa Government Bond, 8.00%, 1/31/30		14,500,000	965,140
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$100,000	98,580
			3,752,013
Turkey — 0.3%
Turkey Government International Bond, 3.25%, 3/23/23		200,000	177,804
Turkey Government International Bond, 4.25%, 4/14/26		200,000	171,364
Turkey Government International Bond, 4.875%, 4/16/43		200,000	149,470
			498,638
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45		80,000	72,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $14,804,924)			13,555,321
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 9.1%
Private Sponsor Collateralized Mortgage Obligations — 6.0%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.66%, 7/1/18(5)		87,074	88,367
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the H15T1Y plus 2.25%		167,707	169,149
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.02%, 7/1/18(5)		53,033	51,956
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.59%, 7/1/18(5)		194,357	197,213
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34		114,160	116,631
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35		1,637	1,610
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.38%, 7/1/18(5)		164,713	165,263
CSMC Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 7/1/18(1)(5)		219,773	218,541
CSMC Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 7/1/18(1)(5)		183,064	182,203
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.72%, 7/1/18(5)		74,071	73,737
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.99%, 7/1/18(5)		84,125	84,444
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.66%, 7/1/18(5)		123,065	111,980
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 7/1/18(1)(5)		355,594	351,930
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 7/1/18(1)(5)		172,893	171,632
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.68%, 7/1/18(5)		141,027	144,189
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.12%, 7/1/18(5)		67,214	67,389
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.66%, 7/1/18(5)		290,149	283,699

JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.16%, 7/1/18(5)	15,490	15,937
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.91%, 7/1/18(5)	81,124	83,657
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.89%, 7/25/18(5)	153,085	152,169
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/1/18(1)(5)	189,395	187,060
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 7/1/18(1)(5)	178,759	181,772
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.59%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	388,318	400,502
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/18(5)	20,503	20,659
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 7/1/18(1)(5)	167,040	168,901
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 7/1/18(1)(5)	582,850	589,277
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 7/1/18(1)(5)	725,955	723,993
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 7/1/18(1)(5)	148,840	150,991
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.83%, 7/1/18(5)	92,054	92,757
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.69%, 7/25/18(5)	151,509	147,876
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.52%, 7/1/18(5)	116,337	117,446
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	120,827	121,603
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	100,487	100,048
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.97%, 7/1/18(5)	53,597	54,234
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	170,204	170,695
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	96,956	95,911
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	496,058	495,764
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.12%, 7/1/18(5)	113,932	111,801
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.17%, 7/1/18(5)	109,867	109,601
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.91%, 7/1/18(5)	228,793	231,597
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.28%, 7/1/18(5)	132,214	134,361
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.86%, 7/1/18(5)	162,018	162,607
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.60%, 7/1/18(5)	70,053	68,961
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.75%, 7/1/18(5)	151,034	148,806
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.71%, 7/1/18(5)	86,656	81,407
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.18%, 7/1/18(5)	164,511	157,393
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 2A9, 6.00%, 7/25/37	134,926	132,120
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	127,270	126,776
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	139,450	138,910
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	154,412	155,026
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	18,887	19,316
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	43,344	44,040
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, SEQ, 5.25%, 3/25/37	47,123	48,303
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	192,858	192,687
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.73%, 7/1/18(5)	74,712	71,786
		8,686,683
U.S. Government Agency Collateralized Mortgage Obligations — 3.1%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.34%, 7/25/18, resets monthly off the 1-month LIBOR plus 3.25%	175,000	197,477
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.29%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.20%	465,228	470,518
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.89%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.80%	275,159	275,715
FHLMC, Series 2018-DNA1, Class M2, VRN, 3.89%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.80%	100,000	98,460
FHLMC, Series 3397, Class GF, VRN, 2.57%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.50%	112,453	112,984
FNMA, Series 2006-43, Class FM, VRN, 2.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.30%	35,404	35,361
FNMA, Series 2007-36, Class FB, VRN, 2.49%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.40%	186,054	186,652
FNMA, Series 2014-C02, Class 1M2, VRN, 4.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.60%	350,000	371,537
FNMA, Series 2014-C02, Class 2M2, VRN, 4.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.60%	249,874	263,759
FNMA, Series 2016-C03, Class 2M2, VRN, 7.99%, 7/25/18, resets monthly off the 1-month LIBOR plus 5.90%	200,000	233,685
FNMA, Series 2017-C03, Class 1M2, VRN, 5.09%, 7/25/18, resets monthly off the 1-month LIBOR plus 3.00%	225,000	239,613

FNMA, Series 2017-C05, Class 1M2, VRN, 4.29%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.20%	300,000	305,530
FNMA, Series 2017-C06, Class 1M1, VRN, 2.84%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.75%	504,367	505,195
FNMA, Series 2017-C06, Class 2M1, VRN, 2.84%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.75%	321,332	321,603
FNMA, Series 2017-C06, Class 2M2, VRN, 4.89%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.80%	750,000	781,529
FNMA, Series 2017-C07, Class 1M2, VRN, 4.49%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.40%	150,000	153,261
		4,552,879
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,109,305)		13,239,562
ASSET-BACKED SECURITIES(4) — 8.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	249,227
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	164,139	160,402
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.32%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	538,482	541,056
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	366,561	365,047
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 SEQ, 2.13%, 5/22/23(1)	1,525,000	1,510,623
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 7/16/18(1)(5)	369,840	371,964
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 3.15%, 7/10/18, resets monthly off the 1-month LIBOR plus 1.10%(1)	150,459	150,743
Hertz Vehicle Financing II LP, Series 2016-1A, Class A SEQ, 2.32%, 3/25/20(1)	300,000	298,759
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(1)	91,667	91,621
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	30,145	29,940
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	122,710	120,683
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	154,566	151,896
Hilton Grand Vacations Trust, Series 2017-AA, Class B, VRN, 2.96%, 7/25/18(1)(5)	252,926	247,482
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.04%, 7/17/18, resets monthly off the 1-month LIBOR plus 0.95%(1)	725,000	721,603
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.35%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.28%(1)	575,000	578,303
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.15%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	550,000	551,125
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/20/44(1)	175,000	174,972
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	93,636	91,905
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	85,683	83,777
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	1,291,088	1,253,740
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	450,000	450,475
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.49%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	224,778	225,729
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	373,799	361,869
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	850,000	824,971
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	325,000	319,542
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	150,746	149,615
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	94,705	94,492
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	179,792	178,414
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	141,760	141,765
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	138,237	136,499
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/1/18(1)(5)	500,000	486,879
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 7/1/18(1)(5)	683,099	668,729
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	74,367	73,921
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	270,576	264,722
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	347,067	338,475
TOTAL ASSET-BACKED SECURITIES (Cost $12,620,621)		12,460,965
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 5.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	450,000	440,456
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.85%, 7/1/18(5)	370,000	388,634

Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 7/1/18(5)	400,000	407,976
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 7/1/18(5)	500,000	517,135
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 7/1/18(5)	350,000	355,168
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 7/1/18(5)	400,000	392,207
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	150,000	140,776
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	325,000	317,474
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	350,000	347,135
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	310,000	308,043
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	250,000	248,269
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 7/1/18(5)	400,000	392,894
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 7/1/18(1)(5)	525,000	494,074
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/18(5)	320,000	322,829
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	350,000	343,692
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 7/1/18(5)	260,000	267,974
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.06%, 8/15/49	400,000	376,890
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	779,000	746,277
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	500,000	482,729
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/18(1)(5)	325,000	321,327
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	400,000	385,654
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4 SEQ, 3.19%, 7/15/50	500,000	481,526
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,807,083)		8,479,139
COLLATERALIZED LOAN OBLIGATIONS(4) — 4.4%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.91%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)	325,000	323,888
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.81%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.45%(1)	250,000	246,655
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	500,000	498,374
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 3.66%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	200,000	198,535
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	200,000	199,863
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	200,000	198,202
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.75%, 10/24/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	300,000	295,965
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	225,000	224,872
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.62%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	450,000	443,542
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.99%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)	250,000	249,546
KKR CLO Ltd. 22, Series 22A, Class A, VRN, 3.52%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(1)	200,000	200,000
KKR CLO Ltd. 22, Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(1)	300,000	297,935
LCM XIV LP, Series 14A, Class AR, VRN, 3.44%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.04%(1)	200,000	200,110
LCM XIV LP, Series 2014A, Class BR, VRN, 3.98%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.58%(1)	300,000	300,302
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.57%, 7/16/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	353,000	353,222
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.31%, 7/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(1)	150,000	149,922
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.86%, 7/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	275,000	274,939
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.07%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)	250,000	250,159

Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.59%, 7/16/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	250,000	250,224
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(1)	150,000	150,257
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.75%(1)	200,000	199,995
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(1)	500,000	497,436
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.74%, 7/25/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	350,000	345,298
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,375,936)		6,349,241
MUNICIPAL SECURITIES — 1.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	180,000	248,621
Chicago GO, 7.05%, 1/1/29	50,000	54,321
Houston GO, 3.96%, 3/1/47	50,000	49,847
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	80,000	106,743
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	50,000	67,260
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	57,987
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	56,435
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	88,050
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	65,000	82,245
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	88,246
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	175,000	208,791
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	150,000	185,689
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	85,000	97,916
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	50,000	65,649
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	50,000	62,822
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	35,000	50,757
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	100,000	117,589
State of California GO, 6.65%, 3/1/22	40,000	44,252
State of California GO, 4.60%, 4/1/38	10,000	10,491
State of California GO, 7.55%, 4/1/39	130,000	192,175
State of California GO, 7.30%, 10/1/39	5,000	7,100
State of California GO, 7.60%, 11/1/40	25,000	37,696
State of Illinois GO, 5.88%, 3/1/19	55,000	55,982
State of Illinois GO, 5.10%, 6/1/33	40,000	37,918
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	45,000	49,611
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	40,000	49,396
State of Washington GO, 5.14%, 8/1/40	90,000	107,417
TOTAL MUNICIPAL SECURITIES (Cost $1,886,320)		2,281,006
BANK LOAN OBLIGATIONS (8) — 1.4%
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., 2017 Term Loan B, 4.84%, 1/31/25, resets monthly off the 1-month LIBOR plus 2.75%	89,774	88,072
CenturyLink, Inc., 2017 Term Loan B, 1/31/25(9)	90,000	88,294
Level 3 Financing, Inc., 2017 Term Loan B, 4.33%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	200,000	199,641
Zayo Group, LLC, 2017 Incremental Term Loan, 4.34%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	250,000	250,207
		626,214
Health Care Providers and Services — 0.2%
HCA Inc., 2018 Term Loan B10, 4.09%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	349,125	350,631
Hotels, Restaurants and Leisure — 0.2%
Hilton Worldwide Finance, LLC, Term Loan B2, 3.84%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%	235,000	235,244

Hilton Worldwide Finance, LLC, Term Loan B2, 10/25/23(9)	115,000	115,120
		350,364
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 6/1/25(9)	280,000	279,418
Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4/25/23(9)	230,000	229,209
Technology Hardware, Storage and Peripherals — 0.2%
Western Digital Corporation, 2018 Term Loan B4, 4/29/23(9)	255,000	255,265
TOTAL BANK LOAN OBLIGATIONS (Cost $2,104,738)		2,091,101
TEMPORARY CASH INVESTMENTS — 2.7%
Credit Agricole Corporate and Investment Bank, 1.91%, 7/2/18(10)	3,040,000	3,039,554
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $477,127), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $467,563)		467,495
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $400,580), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $389,029)		389,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,754	11,754
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,908,091)		3,907,803
TOTAL INVESTMENT SECURITIES — 107.1% (Cost $159,267,075)		156,109,393
OTHER ASSETS AND LIABILITIES(11) — (7.1)%		(10,410,588)
TOTAL NET ASSETS — 100.0%		$145,698,805

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	386,550	USD	291,034	Morgan Stanley	9/19/18	$3,385
USD	815,677	CHF	799,257	UBS AG	9/19/18	3,188
CLP	353,107,800	USD	551,386	Goldman Sachs & Co.	9/20/18	(10,979)
CLP	352,943,852	USD	551,001	Goldman Sachs & Co.	9/20/18	(10,844)
CLP	282,729,601	USD	434,147	Goldman Sachs & Co.	9/20/18	(1,448)
USD	2,428,363	CLP	1,541,889,375	Goldman Sachs & Co.	9/20/18	68,606
USD	132,437	EUR	112,155	JPMorgan Chase Bank N.A.	9/19/18	698
HUF	148,874,883	USD	538,232	UBS AG	9/19/18	(7,880)
USD	1,820,296	HUF	493,846,294	UBS AG	9/19/18	61,019
USD	370,220	HUF	99,426,370	UBS AG	9/19/18	16,024
USD	67,059	HUF	18,108,351	UBS AG	9/19/18	2,550
USD	193,310	HUF	52,323,336	UBS AG	9/19/18	6,914
USD	173,616	HUF	46,987,362	UBS AG	9/19/18	6,228
JPY	87,807,449	USD	806,687	JPMorgan Chase Bank N.A.	9/19/18	(9,315)
USD	68,436	JPY	7,486,386	JPMorgan Chase Bank N.A.	9/19/18	453
KRW	473,850,676	USD	429,992	Goldman Sachs & Co.	9/19/18	(3,493)
USD	443,141	KRW	473,850,676	Goldman Sachs & Co.	9/19/18	16,642
MXN	7,516,111	USD	363,785	JPMorgan Chase Bank N.A.	9/19/18	10,099
MXN	1,248,425	USD	59,929	JPMorgan Chase Bank N.A.	9/19/18	2,174
MXN	3,875,269	USD	185,533	JPMorgan Chase Bank N.A.	9/19/18	7,240
MXN	3,373,968	USD	162,548	JPMorgan Chase Bank N.A.	9/19/18	5,288
MXN	2,545,874	USD	121,957	JPMorgan Chase Bank N.A.	9/19/18	4,686
USD	3,555,839	MXN	73,717,866	JPMorgan Chase Bank N.A.	9/19/18	(111,212)
USD	76,680	MXN	1,525,599	JPMorgan Chase Bank N.A.	9/19/18	790
NOK	4,271,610	USD	528,665	Goldman Sachs & Co.	9/19/18	(2,561)
USD	307,051	NOK	2,500,688	Goldman Sachs & Co.	9/19/18	(940)
PEN	2,402,086	USD	731,273	Goldman Sachs & Co.	9/19/18	(1,834)
USD	728,567	PEN	2,402,086	Goldman Sachs & Co.	9/19/18	(872)
TRY	1,976,569	USD	411,032	Goldman Sachs & Co.	9/19/18	5,205
USD	401,938	TRY	1,976,569	Goldman Sachs & Co.	9/19/18	(14,299)
ZAR	1,187,872	USD	85,372	UBS AG	9/19/18	358
USD	292,563	ZAR	3,777,074	UBS AG	9/19/18	19,965
USD	3,769,290	ZAR	48,565,412	UBS AG	9/19/18	264,239
						$330,074

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-BTP Italian Government 10-Year Bonds	18	September 2018	EUR	1,800,000	$2,674,636	$247
U.S. Treasury 2-Year Notes	30	September 2018	USD	6,000,000	6,354,844	2,605
U.S. Treasury 5-Year Notes	74	September 2018	USD	7,400,000	8,407,672	33,943
U.S. Treasury 10-Year Ultra Notes	25	September 2018	USD	2,500,000	3,205,859	27,287
U.S. Treasury Long Bonds	10	September 2018	USD	1,000,000	1,450,000	25,446
					$22,093,011	$89,528

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	63	September 2018	EUR	6,300,000	$9,723,932	$(47,560)
Euro-Bund 10-Year Bonds	20	September 2018	EUR	2,000,000	3,796,518	(41,607)
U.K. Gilt 10-Year Bonds	25	September 2018	GBP	2,500,000	4,060,212	(44,250)
U.S. Treasury 10-Year Notes	39	September 2018	USD	3,900,000	4,687,313	(25,072)
					$22,267,975	$(158,489)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$1,480,000	$96,198	$(7,604)	$88,594
Markit CDX North America Investment Grade Index Series 30	Sell	1.00%	6/20/23	$1,500,000	24,555	(1,525)	23,030
					$120,753	$(9,129)	$111,624

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BUBOR06M	Receive	0.82%	6/15/20	HUF	278,500,000	$5,860
Goldman Sachs & Co.	BUBOR06M	Receive	0.82%	6/18/20	HUF	403,000,000	8,601
Morgan Stanley	BUBOR06M	Receive	0.82%	6/15/20	HUF	199,000,000	4,074
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	195,000,000	2,356
							$20,891

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.07%	8/29/27	$1,500,000	$(516)	$46,931	$46,415

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$1,300,000	$11,569
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$1,300,000	8,247
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$1,300,000	9,509
						$29,325

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $33,846,533, which represented 23.2% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(6)	Forward commitment. Settlement date is indicated.

(7)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $515,343.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(9)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(10)	The rate indicated is the yield to maturity at purchase.

(11)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	53,951,334	—
U.S. Government Agency Mortgage-Backed Securities	—	25,801,875	—
U.S. Treasury Securities	—	13,992,046	—
Sovereign Governments and Agencies	—	13,555,321	—
Collateralized Mortgage Obligations	—	13,239,562	—
Asset-Backed Securities	—	12,460,965	—
Commercial Mortgage-Backed Securities	—	8,479,139	—
Collateralized Loan Obligations	—	6,349,241	—
Municipal Securities	—	2,281,006	—
Bank Loan Obligations	—	2,091,101	—
Temporary Cash Investments	11,754	3,896,049	—
	11,754	156,097,639	—
Other Financial Instruments
Futures Contracts	89,281	247	—
Swap Agreements	—	208,255	—
Forward Foreign Currency Exchange Contracts	—	505,751	—
	89,281	714,253	—

Liabilities
Other Financial Instruments
Futures Contracts	25,072	133,417	—
Forward Foreign Currency Exchange Contracts	—	175,677	—
	25,072	309,094	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
June 30, 2018

Diversified Bond - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 32.9%
Aerospace and Defense — 0.2%
Lockheed Martin Corp., 3.55%, 1/15/26	5,290,000	5,212,949
Lockheed Martin Corp., 3.80%, 3/1/45	3,160,000	2,914,712
Rockwell Collins, Inc., 4.35%, 4/15/47	1,580,000	1,517,860
United Technologies Corp., 6.05%, 6/1/36	1,868,000	2,156,384
		11,801,905
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 2.80%, 11/15/24	5,590,000	5,370,200
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,736,000	1,749,250
Automobiles — 0.9%
Ford Motor Co., 4.35%, 12/8/26	2,500,000	2,448,360
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	6,190,000	6,134,010
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	3,500,000	3,751,065
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	8,810,000	9,345,503
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	3,820,000	3,679,515
General Motors Co., 4.20%, 10/1/27	2,500,000	2,400,070
General Motors Co., 5.15%, 4/1/38	4,750,000	4,534,365
General Motors Financial Co., Inc., 3.15%, 1/15/20	6,350,000	6,341,333
General Motors Financial Co., Inc., 3.20%, 7/6/21	4,620,000	4,562,768
General Motors Financial Co., Inc., 5.25%, 3/1/26	7,740,000	8,032,696
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)	2,200,000	2,211,000
		53,440,685
Banks — 5.4%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)	1,035,000	961,553
Bank of America Corp., MTN, 4.20%, 8/26/24	9,400,000	9,452,774
Bank of America Corp., MTN, 4.00%, 1/22/25	10,500,000	10,369,683
Bank of America Corp., MTN, 5.00%, 1/21/44	1,540,000	1,633,506
Bank of America Corp., MTN, VRN, 2.37%, 7/21/20(2)	6,270,000	6,147,998
Bank of America Corp., MTN, VRN, 2.33%, 10/1/20(2)	8,640,000	8,448,879
Bank of America Corp., MTN, VRN, 3.82%, 1/20/27(2)	4,000,000	3,904,590
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(2)	2,450,000	2,395,667
Bank of America Corp., VRN, 3.00%, 12/20/22(2)	13,272,000	12,877,440
Bank of America Corp., VRN, 3.42%, 12/20/27(2)	1,606,000	1,513,529
Bank of America N.A., 6.00%, 10/15/36	3,330,000	3,932,575
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	2,960,000	2,938,020
Barclays Bank plc, 5.14%, 10/14/20	4,230,000	4,333,829
Barclays plc, 4.375%, 1/12/26	3,500,000	3,407,971
Barclays plc, 4.95%, 1/10/47	2,500,000	2,350,625
BPCE SA, 3.00%, 5/22/22(1)	4,760,000	4,602,492
BPCE SA, 5.15%, 7/21/24(1)	3,580,000	3,633,048
BPCE SA, 3.50%, 10/23/27(1)	2,000,000	1,830,330
Branch Banking & Trust Co., 3.625%, 9/16/25	1,653,000	1,628,031
Branch Banking & Trust Co., 3.80%, 10/30/26	2,850,000	2,833,873

Capital One Financial Corp., 3.75%, 7/28/26	7,305,000	6,797,006
Capital One N.A., 2.35%, 8/17/18	2,900,000	2,899,156
Citibank N.A., 1.85%, 9/18/19	9,260,000	9,153,820
Citigroup, Inc., 2.90%, 12/8/21	6,200,000	6,078,040
Citigroup, Inc., 2.75%, 4/25/22	5,530,000	5,356,066
Citigroup, Inc., 4.05%, 7/30/22	1,660,000	1,670,038
Citigroup, Inc., 3.20%, 10/21/26	7,500,000	6,985,935
Citigroup, Inc., 4.45%, 9/29/27	16,315,000	16,069,878
Citigroup, Inc., VRN, 3.52%, 10/27/27(2)	7,240,000	6,812,885
Commerzbank AG, 8.125%, 9/19/23(1)	1,330,000	1,514,995
Cooperatieve Rabobank UA, 3.95%, 11/9/22	6,470,000	6,411,808
Discover Bank, 3.35%, 2/6/23	4,500,000	4,388,432
Fifth Third Bank, 2.875%, 10/1/21	3,210,000	3,172,747
HSBC Bank plc, 4.125%, 8/12/20(1)	7,303,000	7,437,710
HSBC Bank USA N.A., 5.875%, 11/1/34	1,760,000	2,005,800
Huntington Bancshares, Inc., 2.30%, 1/14/22	4,580,000	4,400,787
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)	2,510,000	2,318,192
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	1,580,000	1,435,359
JPMorgan Chase & Co., 2.25%, 1/23/20	10,220,000	10,092,001
JPMorgan Chase & Co., 2.55%, 3/1/21	4,290,000	4,205,460
JPMorgan Chase & Co., 4.625%, 5/10/21	6,700,000	6,937,634
JPMorgan Chase & Co., 3.25%, 9/23/22	5,020,000	4,974,887
JPMorgan Chase & Co., 3.875%, 9/10/24	8,505,000	8,429,482
JPMorgan Chase & Co., 3.125%, 1/23/25	15,400,000	14,735,756
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(2)	4,500,000	4,311,481
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(2)	4,160,000	3,854,160
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(2)	3,300,000	2,971,984
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(2)	2,370,000	2,131,478
KeyBank N.A., MTN, 3.40%, 5/20/26	3,300,000	3,145,353
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	4,000,000	4,096,604
Regions Financial Corp., 2.75%, 8/14/22	4,790,000	4,624,668
Royal Bank of Canada, 2.15%, 10/26/20	5,090,000	4,974,378
Royal Bank of Canada, MTN, 2.125%, 3/2/20	9,620,000	9,476,231
SunTrust Bank, 3.30%, 5/15/26	3,950,000	3,732,327
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)	6,200,000	5,900,850
U.S. Bank N.A., 2.80%, 1/27/25	2,820,000	2,674,540
US Bancorp, MTN, 3.60%, 9/11/24	2,820,000	2,786,941
Wells Fargo & Co., 3.07%, 1/24/23	3,770,000	3,667,210
Wells Fargo & Co., 4.125%, 8/15/23	2,170,000	2,183,462
Wells Fargo & Co., 5.61%, 1/15/44	3,300,000	3,555,158
Wells Fargo & Co., MTN, 2.60%, 7/22/20	11,110,000	10,969,396
Wells Fargo & Co., MTN, 3.55%, 9/29/25	3,240,000	3,142,752
Wells Fargo & Co., MTN, 4.10%, 6/3/26	2,850,000	2,794,581
Wells Fargo & Co., MTN, 4.65%, 11/4/44	2,890,000	2,757,106
Wells Fargo & Co., MTN, 4.75%, 12/7/46	2,200,000	2,132,093
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(2)	3,200,000	3,068,292
		322,431,332
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	6,990,000	6,936,610

Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	5,100,000	4,999,276
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	11,820,000	12,198,728
Constellation Brands, Inc., 2.00%, 11/7/19	4,390,000	4,326,413
Constellation Brands, Inc., 4.75%, 12/1/25	6,720,000	6,965,203
		35,426,230
Biotechnology — 1.7%
AbbVie, Inc., 2.50%, 5/14/20	7,680,000	7,588,243
AbbVie, Inc., 2.90%, 11/6/22	9,130,000	8,865,833
AbbVie, Inc., 3.60%, 5/14/25	3,970,000	3,849,594
AbbVie, Inc., 4.40%, 11/6/42	2,810,000	2,676,855
Amgen, Inc., 2.20%, 5/22/19	10,600,000	10,543,939
Amgen, Inc., 2.65%, 5/11/22	10,080,000	9,767,854
Amgen, Inc., 4.66%, 6/15/51	4,170,000	4,136,914
Biogen, Inc., 2.90%, 9/15/20	8,905,000	8,870,775
Biogen, Inc., 3.625%, 9/15/22	5,390,000	5,385,041
Celgene Corp., 3.25%, 8/15/22	6,640,000	6,513,435
Celgene Corp., 3.875%, 8/15/25	9,950,000	9,680,889
Celgene Corp., 3.45%, 11/15/27	1,280,000	1,178,785
Celgene Corp., 5.00%, 8/15/45	1,400,000	1,374,851
Gilead Sciences, Inc., 1.85%, 9/20/19	4,050,000	4,001,389
Gilead Sciences, Inc., 4.40%, 12/1/21	6,230,000	6,443,908
Gilead Sciences, Inc., 3.65%, 3/1/26	11,010,000	10,877,201
Gilead Sciences, Inc., 4.15%, 3/1/47	2,120,000	2,029,171
		103,784,677
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	3,800,000	3,817,063
Masco Corp., 4.375%, 4/1/26	1,700,000	1,696,070
		5,513,133
Capital Markets — 0.1%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	4,840,000	4,278,485
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22	2,800,000	2,823,744
Dow Chemical Co. (The), 4.375%, 11/15/42	2,600,000	2,475,644
LyondellBasell Industries NV, 5.00%, 4/15/19	1,691,000	1,707,954
Westlake Chemical Corp., 4.375%, 11/15/47	3,730,000	3,448,206
		10,455,548
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	4,170,000	4,199,136
Communications Equipment — 0.1%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	3,090,000	2,916,187
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	2,830,000	2,838,793
Consumer Finance — 1.1%
American Express Co., 3.00%, 10/30/24	2,000,000	1,910,179
American Express Credit Corp., MTN, 2.20%, 3/3/20	12,000,000	11,845,036
American Express Credit Corp., MTN, 2.25%, 5/5/21	7,890,000	7,669,510
Capital One Bank USA N.A., 2.30%, 6/5/19	3,370,000	3,350,716
Capital One Bank USA N.A., 3.375%, 2/15/23	4,900,000	4,776,398
CIT Group, Inc., 5.00%, 8/15/22	5,480,000	5,555,350

Discover Bank, 3.45%, 7/27/26	5,790,000	5,379,858
IHS Markit Ltd., 4.75%, 2/15/25(1)	3,160,000	3,136,300
PNC Bank N.A., 1.95%, 3/4/19	5,200,000	5,172,002
PNC Bank N.A., 3.80%, 7/25/23	3,100,000	3,116,182
PNC Bank N.A., MTN, 2.30%, 6/1/20	9,230,000	9,092,141
Synchrony Financial, 2.60%, 1/15/19	2,310,000	2,305,878
Synchrony Financial, 3.00%, 8/15/19	2,000,000	1,996,598
		65,306,148
Containers and Packaging — 0.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	5,880,000	5,784,450
Ball Corp., 4.00%, 11/15/23	3,180,000	3,087,621
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	4,810,000	4,725,825
		13,597,896
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	1,600,000	1,566,836
Catholic Health Initiatives, 2.95%, 11/1/22	2,420,000	2,338,321
George Washington University (The), 3.55%, 9/15/46	1,805,000	1,639,388
		5,544,545
Diversified Financial Services — 3.1%
Ally Financial, Inc., 4.625%, 3/30/25	3,650,000	3,608,938
Banco Santander SA, 3.50%, 4/11/22	5,400,000	5,270,535
BNP Paribas SA, 4.375%, 9/28/25(1)	3,950,000	3,859,846
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	9,590,000	9,518,124
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	5,500,000	5,482,524
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	7,961,000	7,780,278
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	2,500,000	2,424,790
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	12,700,000	12,578,824
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	6,320,000	6,764,099
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	5,710,000	5,517,217
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	11,520,000	10,862,044
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	1,500,000	1,494,952
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	10,120,000	10,479,235
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	3,010,000	2,990,790
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/21(2)	2,800,000	2,734,786
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/24(2)	3,000,000	2,852,417
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(2)	3,600,000	3,424,119
HSBC Holdings plc, 2.95%, 5/25/21	8,000,000	7,892,266
HSBC Holdings plc, 4.30%, 3/8/26	4,980,000	4,995,933
HSBC Holdings plc, 4.375%, 11/23/26	6,200,000	6,113,742
HSBC Holdings plc, VRN, 3.26%, 3/13/22(2)	4,900,000	4,801,415
Morgan Stanley, 2.75%, 5/19/22	5,110,000	4,951,630
Morgan Stanley, 5.00%, 11/24/25	3,830,000	3,975,170
Morgan Stanley, 4.375%, 1/22/47	1,650,000	1,578,161
Morgan Stanley, MTN, 5.625%, 9/23/19	14,340,000	14,780,716
Morgan Stanley, MTN, 3.70%, 10/23/24	9,830,000	9,708,581
Morgan Stanley, MTN, 4.00%, 7/23/25	11,000,000	10,973,215
Morgan Stanley, MTN, VRN, 3.77%, 1/24/28(2)	4,330,000	4,177,530
Morgan Stanley, VRN, 3.97%, 7/22/37(2)	1,880,000	1,746,460
S&P Global, Inc., 3.30%, 8/14/20	1,710,000	1,712,888

UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	8,150,000	7,970,146
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)	2,930,000	2,911,323
		185,932,694
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 2.30%, 3/11/19	5,939,000	5,918,064
AT&T, Inc., 5.00%, 3/1/21	2,340,000	2,427,149
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,194,975
AT&T, Inc., 3.40%, 5/15/25	12,480,000	11,754,656
AT&T, Inc., 4.10%, 2/15/28(1)	2,500,000	2,392,667
AT&T, Inc., 5.25%, 3/1/37	2,000,000	1,976,154
AT&T, Inc., 4.75%, 5/15/46	4,220,000	3,780,568
AT&T, Inc., 5.15%, 11/15/46(1)	4,521,000	4,271,372
AT&T, Inc., 5.45%, 3/1/47	3,360,000	3,307,492
CenturyLink, Inc., 6.15%, 9/15/19	3,300,000	3,374,250
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(1)	10,010,000	9,871,442
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	5,450,000	5,146,697
Ooredoo Tamweel Ltd., 3.04%, 12/3/18	10,000,000	10,003,730
Orange SA, 4.125%, 9/14/21	2,200,000	2,249,654
Orange SA, 5.50%, 2/6/44	1,570,000	1,743,232
Telefonica Emisiones SAU, 5.46%, 2/16/21	4,410,000	4,617,849
Telefonica Emisiones SAU, 4.10%, 3/8/27	3,100,000	3,002,280
Telefonica Emisiones SAU, 5.21%, 3/8/47	1,920,000	1,856,062
Verizon Communications, Inc., 3.50%, 11/1/24	4,000,000	3,872,675
Verizon Communications, Inc., 2.625%, 8/15/26	9,150,000	8,132,610
Verizon Communications, Inc., 4.75%, 11/1/41	1,890,000	1,808,198
Verizon Communications, Inc., 5.01%, 8/21/54	5,350,000	5,051,302
		99,753,078
Electric Utilities — 0.2%
AEP Transmission Co. LLC, 3.75%, 12/1/47	1,920,000	1,786,843
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	2,360,000	2,389,500
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	2,940,000	2,837,100
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	3,340,000	3,135,425
		10,148,868
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	3,300,000	3,281,427
Halliburton Co., 4.85%, 11/15/35	3,930,000	4,073,178
		7,354,605
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 5.05%, 9/1/20	2,000,000	2,070,726
American Tower Corp., 3.375%, 10/15/26	4,920,000	4,560,321
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	2,200,000	2,076,657
Boston Properties LP, 3.65%, 2/1/26	4,900,000	4,732,224
Crown Castle International Corp., 5.25%, 1/15/23	3,240,000	3,397,359
Crown Castle International Corp., 4.45%, 2/15/26	3,630,000	3,611,038
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	3,500,000	3,508,750
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,106,918
Essex Portfolio LP, 3.25%, 5/1/23	1,712,000	1,665,970
Hospitality Properties Trust, 4.65%, 3/15/24	2,850,000	2,850,518
Hudson Pacific Properties LP, 3.95%, 11/1/27	3,420,000	3,202,699

Kilroy Realty LP, 3.80%, 1/15/23	3,380,000	3,362,565
Kilroy Realty LP, 4.375%, 10/1/25	1,610,000	1,614,222
Kimco Realty Corp., 2.80%, 10/1/26	3,910,000	3,476,522
Ventas Realty LP, 4.125%, 1/15/26	2,600,000	2,561,405
VEREIT Operating Partnership LP, 4.125%, 6/1/21	4,538,000	4,602,539
Welltower, Inc., 3.75%, 3/15/23	4,490,000	4,449,645
		54,850,078
Food and Staples Retailing — 0.5%
CVS Health Corp., 3.50%, 7/20/22	5,400,000	5,361,557
Kroger Co. (The), 3.30%, 1/15/21	6,235,000	6,227,197
Kroger Co. (The), 3.875%, 10/15/46	2,680,000	2,237,462
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	9,400,000	9,240,347
Target Corp., 3.90%, 11/15/47	1,562,000	1,453,100
Walmart, Inc., 4.05%, 6/29/48	3,530,000	3,541,512
		28,061,175
Food Products — 0.2%
General Mills, Inc., 4.00%, 4/17/25	4,170,000	4,118,298
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,100,000	2,048,721
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,120,000	971,817
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	4,280,000	4,183,700
		11,322,536
Gas Utilities — 1.9%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,000,000	1,026,250
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	3,950,000	4,053,214
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,038,975
Enbridge, Inc., 4.00%, 10/1/23	2,630,000	2,640,648
Enbridge, Inc., 4.50%, 6/10/44	2,130,000	1,957,861
Energy Transfer Equity LP, 7.50%, 10/15/20	2,120,000	2,265,750
Energy Transfer Equity LP, 4.25%, 3/15/23	4,740,000	4,585,997
Energy Transfer Partners LP, 4.90%, 3/15/35	3,470,000	3,181,293
Energy Transfer Partners LP, 6.50%, 2/1/42	1,880,000	1,940,079
Energy Transfer Partners LP, 6.00%, 6/15/48	2,110,000	2,110,548
Enterprise Products Operating LLC, 5.20%, 9/1/20	7,370,000	7,679,039
Enterprise Products Operating LLC, 4.85%, 3/15/44	7,480,000	7,467,710
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	3,360,000	3,532,819
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	3,040,000	3,158,738
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	4,250,000	4,600,075
Kinder Morgan, Inc., 4.30%, 3/1/28	2,920,000	2,834,458
Kinder Morgan, Inc., 5.55%, 6/1/45	3,560,000	3,606,751
Magellan Midstream Partners LP, 6.55%, 7/15/19	2,680,000	2,776,817
MPLX LP, 4.875%, 6/1/25	6,860,000	7,061,229
MPLX LP, 4.50%, 4/15/38	2,130,000	1,972,326
MPLX LP, 5.20%, 3/1/47	2,480,000	2,463,867
ONEOK, Inc., 4.00%, 7/13/27	3,830,000	3,711,460
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,070,000	3,011,218
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	11,040,000	11,755,518
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	5,750,000	5,586,159
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	5,850,000	5,475,053
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)	2,940,000	2,741,550

Williams Cos., Inc. (The), 3.70%, 1/15/23	3,350,000	3,257,875
Williams Partners LP, 4.125%, 11/15/20	5,003,000	5,068,156
Williams Partners LP, 5.10%, 9/15/45	3,660,000	3,625,607
		116,187,040
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 2.00%, 9/15/18	1,560,000	1,557,663
Abbott Laboratories, 3.75%, 11/30/26	9,840,000	9,685,753
Becton Dickinson and Co., 3.73%, 12/15/24	8,791,000	8,594,480
Becton Dickinson and Co., 3.70%, 6/6/27	2,340,000	2,216,590
Medtronic, Inc., 2.50%, 3/15/20	1,900,000	1,887,216
Medtronic, Inc., 3.50%, 3/15/25	7,590,000	7,514,861
Medtronic, Inc., 4.375%, 3/15/35	3,010,000	3,116,570
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	2,157,000	2,145,667
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	3,000,000	2,775,428
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,920,000	2,136,276
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	2,080,000	2,060,633
		43,691,137
Health Care Providers and Services — 1.2%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,481,316
Anthem, Inc., 3.65%, 12/1/27	2,800,000	2,656,565
Anthem, Inc., 4.65%, 1/15/43	3,625,000	3,515,902
Cardinal Health, Inc., 1.95%, 6/14/19	8,890,000	8,818,213
CVS Health Corp., 4.30%, 3/25/28	9,610,000	9,494,298
CVS Health Corp., 4.78%, 3/25/38	2,980,000	2,954,933
CVS Health Corp., 5.05%, 3/25/48	2,760,000	2,798,261
Duke University Health System, Inc., 3.92%, 6/1/47	3,085,000	3,036,419
Express Scripts Holding Co., 3.40%, 3/1/27	2,580,000	2,360,812
HCA, Inc., 3.75%, 3/15/19	2,290,000	2,304,312
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,010,000
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	1,860,000	1,790,137
Kaiser Foundation Hospitals, 4.15%, 5/1/47	1,570,000	1,592,456
Mylan NV, 3.95%, 6/15/26	2,200,000	2,106,492
Northwell Healthcare, Inc., 4.26%, 11/1/47	2,180,000	2,094,052
Stanford Health Care, 3.80%, 11/15/48	1,760,000	1,692,726
Tenet Healthcare Corp., 4.625%, 7/15/24(1)	3,077,000	2,926,073
UnitedHealth Group, Inc., 2.875%, 12/15/21	5,210,000	5,160,183
UnitedHealth Group, Inc., 2.875%, 3/15/22	4,060,000	4,005,919
UnitedHealth Group, Inc., 3.75%, 7/15/25	3,920,000	3,923,053
UnitedHealth Group, Inc., 4.75%, 7/15/45	2,880,000	3,081,727
Universal Health Services, Inc., 4.75%, 8/1/22(1)	3,700,000	3,732,375
		72,536,224
Hotels, Restaurants and Leisure — 0.4%
Aramark Services, Inc., 5.00%, 4/1/25(1)	5,810,000	5,795,475
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	4,550,000	4,339,563
International Game Technology plc, 6.25%, 2/15/22(1)	3,100,000	3,193,000
McDonald's Corp., MTN, 3.375%, 5/26/25	3,480,000	3,423,798
McDonald's Corp., MTN, 4.70%, 12/9/35	2,270,000	2,371,089
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	2,500,000	2,639,085
		21,762,010

Household Durables — 0.3%
D.R. Horton, Inc., 2.55%, 12/1/20	2,420,000	2,373,069
D.R. Horton, Inc., 5.75%, 8/15/23	2,020,000	2,182,804
Lennar Corp., 4.75%, 4/1/21	3,290,000	3,349,220
Lennar Corp., 4.50%, 4/30/24	2,700,000	2,609,010
Lennar Corp., 4.75%, 11/29/27	2,250,000	2,114,325
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	2,737,900
Toll Brothers Finance Corp., 4.35%, 2/15/28	3,620,000	3,253,475
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,460,000	1,474,892
		20,094,695
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47	3,380,000	3,210,345
General Electric Co., 4.125%, 10/9/42	1,870,000	1,739,306
		4,949,651
Insurance — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	6,670,000	6,711,231
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	6,320,000	6,516,509
American International Group, Inc., 4.125%, 2/15/24	10,080,000	10,135,134
American International Group, Inc., 4.50%, 7/16/44	2,150,000	2,007,260
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	4,800,000	4,792,695
Berkshire Hathaway, Inc., 2.75%, 3/15/23	3,870,000	3,789,912
Berkshire Hathaway, Inc., 4.50%, 2/11/43	3,160,000	3,287,126
Chubb INA Holdings, Inc., 3.15%, 3/15/25	3,950,000	3,828,800
Chubb INA Holdings, Inc., 3.35%, 5/3/26	2,660,000	2,582,357
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,190,000	1,409,498
International Lease Finance Corp., 5.875%, 8/15/22	1,670,000	1,774,721
Markel Corp., 4.90%, 7/1/22	4,070,000	4,233,696
MetLife, Inc., 4.125%, 8/13/42	2,140,000	2,024,263
MetLife, Inc., 4.875%, 11/13/43	1,405,000	1,486,116
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	2,870,000	2,816,384
Prudential Financial, Inc., 3.94%, 12/7/49	5,873,000	5,290,074
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,454,461
Travelers Cos., Inc. (The), 4.05%, 3/7/48	1,530,000	1,488,866
Voya Financial, Inc., 5.70%, 7/15/43	2,500,000	2,755,904
WR Berkley Corp., 4.625%, 3/15/22	2,450,000	2,532,262
WR Berkley Corp., 4.75%, 8/1/44	1,240,000	1,274,631
		72,191,900
Internet and Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	3,900,000	3,874,655
Alibaba Group Holding Ltd., 3.60%, 11/28/24	7,000,000	6,890,310
eBay, Inc., 2.15%, 6/5/20	2,950,000	2,902,231
		13,667,196
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	8,050,000	7,384,893
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	4,230,000	4,252,470
		11,637,363
Machinery — 0.2%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	7,500,000	7,305,880
John Deere Capital Corp., MTN, 1.95%, 6/22/20	3,190,000	3,121,774
		10,427,654

Media — 1.6%
21st Century Fox America, Inc., 6.90%, 8/15/39	2,680,000	3,420,445
21st Century Fox America, Inc., 4.75%, 9/15/44	2,920,000	2,962,053
CBS Corp., 4.00%, 1/15/26	3,000,000	2,913,138
CBS Corp., 4.85%, 7/1/42	1,240,000	1,184,975
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,900,000	2,668,000
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 2/1/24(3)	1,940,000	1,939,730
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	12,530,000	12,668,362
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	2,500,000	2,344,102
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	2,780,000	2,937,778
Comcast Corp., 4.40%, 8/15/35	2,070,000	2,018,832
Comcast Corp., 6.40%, 5/15/38	2,270,000	2,693,327
Comcast Corp., 4.75%, 3/1/44	4,540,000	4,476,272
Discovery Communications LLC, 5.625%, 8/15/19	1,716,000	1,764,953
Discovery Communications LLC, 3.95%, 3/20/28	9,820,000	9,314,441
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)	4,900,000	4,569,250
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,370,000	2,390,368
Lamar Media Corp., 5.375%, 1/15/24	3,570,000	3,645,862
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	2,680,000	2,640,068
TEGNA, Inc., 5.125%, 7/15/20	4,450,000	4,483,375
Time Warner Cable LLC, 6.75%, 7/1/18	1,830,000	1,830,000
Time Warner Cable LLC, 5.50%, 9/1/41	1,020,000	951,347
Time Warner Cable LLC, 4.50%, 9/15/42	1,770,000	1,458,238
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,632,650
Viacom, Inc., 4.25%, 9/1/23	4,100,000	4,070,120
Viacom, Inc., 4.375%, 3/15/43	2,980,000	2,482,539
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,870,000	1,736,762
Warner Media LLC, 4.70%, 1/15/21	2,410,000	2,482,321
Warner Media LLC, 2.95%, 7/15/26	5,500,000	4,951,217
Warner Media LLC, 3.80%, 2/15/27	2,500,000	2,368,089
Warner Media LLC, 5.35%, 12/15/43	1,520,000	1,488,259
		96,486,873
Metals and Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 5/1/43	1,710,000	1,913,993
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	2,560,000	2,659,078
Southern Copper Corp., 5.25%, 11/8/42	1,450,000	1,438,998
Steel Dynamics, Inc., 4.125%, 9/15/25	5,160,000	4,972,950
Steel Dynamics, Inc., 5.00%, 12/15/26	2,000,000	2,005,000
		12,990,019
Multi-Utilities — 1.4%
American Electric Power Co., Inc., 3.20%, 11/13/27	2,050,000	1,918,963
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	2,850,000	2,817,938
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	3,900,000	3,876,139
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	2,700,000	2,483,012
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	1,975,889
Dominion Energy, Inc., 2.75%, 9/15/22	1,690,000	1,625,052
Dominion Energy, Inc., 3.625%, 12/1/24	4,810,000	4,723,442
Dominion Energy, Inc., 4.90%, 8/1/41	3,920,000	4,067,231
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,698,680

Duke Energy Corp., 2.65%, 9/1/26	4,520,000	4,076,894
Duke Energy Florida LLC, 6.35%, 9/15/37	1,307,000	1,658,099
Duke Energy Florida LLC, 3.85%, 11/15/42	2,670,000	2,550,625
Duke Energy Progress LLC, 4.15%, 12/1/44	1,900,000	1,878,013
Duke Energy Progress LLC, 3.70%, 10/15/46	2,280,000	2,101,850
Exelon Corp., 5.15%, 12/1/20	2,700,000	2,792,359
Exelon Corp., 4.45%, 4/15/46	3,462,000	3,373,953
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,522,119
FirstEnergy Corp., 4.25%, 3/15/23	2,310,000	2,348,693
Florida Power & Light Co., 4.125%, 2/1/42	2,160,000	2,185,057
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,589,188
MidAmerican Energy Co., 4.40%, 10/15/44	4,100,000	4,232,740
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	6,860,000	6,603,865
NiSource, Inc., 5.65%, 2/1/45	2,680,000	3,068,510
Pacific Gas & Electric Co., 4.00%, 12/1/46	1,995,000	1,726,152
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,702,325
Sempra Energy, 2.875%, 10/1/22	2,720,000	2,637,241
Sempra Energy, 3.25%, 6/15/27	3,700,000	3,452,713
Sempra Energy, 3.80%, 2/1/38	1,580,000	1,438,361
Sempra Energy, 4.00%, 2/1/48	2,000,000	1,803,433
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	2,170,000	2,002,006
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,121,048
Southwestern Public Service Co., 3.70%, 8/15/47	1,880,000	1,733,872
Xcel Energy, Inc., 3.35%, 12/1/26	1,680,000	1,615,236
		85,400,698
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	1,970,000	1,854,470
Oil, Gas and Consumable Fuels — 2.3%
Anadarko Petroleum Corp., 5.55%, 3/15/26	5,630,000	6,041,146
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,818,418
Antero Resources Corp., 5.00%, 3/1/25	3,860,000	3,860,000
Apache Corp., 4.75%, 4/15/43	2,270,000	2,161,456
Cenovus Energy, Inc., 4.25%, 4/15/27	4,340,000	4,186,297
Cimarex Energy Co., 4.375%, 6/1/24	4,480,000	4,520,868
CNOOC Finance Ltd., 4.25%, 1/26/21	8,975,000	9,154,832
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,025,804
Concho Resources, Inc., 4.375%, 1/15/25	4,300,000	4,321,658
Concho Resources, Inc., 4.30%, 8/15/28(3)	970,000	970,674
Concho Resources, Inc., 4.875%, 10/1/47	3,030,000	3,064,008
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,331,613
Continental Resources, Inc., 4.375%, 1/15/28	7,730,000	7,679,102
Ecopetrol SA, 5.875%, 5/28/45	1,220,000	1,161,684
Encana Corp., 6.50%, 2/1/38	4,600,000	5,415,652
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,440,254
Equinor ASA, 2.45%, 1/17/23	4,370,000	4,217,255
Equinor ASA, 3.95%, 5/15/43	2,060,000	1,968,731
Hess Corp., 4.30%, 4/1/27	2,000,000	1,937,106
Hess Corp., 6.00%, 1/15/40	4,450,000	4,595,816
Marathon Oil Corp., 3.85%, 6/1/25	3,390,000	3,338,612

Marathon Oil Corp., 4.40%, 7/15/27	3,800,000	3,818,950
Newfield Exploration Co., 5.75%, 1/30/22	5,150,000	5,388,187
Newfield Exploration Co., 5.375%, 1/1/26	3,000,000	3,082,500
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,148,140
Petroleos Mexicanos, 6.00%, 3/5/20	2,291,000	2,368,321
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,184,408
Petroleos Mexicanos, 4.625%, 9/21/23	7,200,000	7,117,200
Petroleos Mexicanos, 6.50%, 3/13/27	5,800,000	5,940,650
Petroleos Mexicanos, 6.625%, 6/15/35	1,510,000	1,481,687
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,659,504
Petroleos Mexicanos, 5.50%, 6/27/44	2,910,000	2,461,860
Petroleos Mexicanos, 6.35%, 2/12/48(1)	1,200,000	1,092,000
Petronas Capital Ltd., 5.25%, 8/12/19	6,254,000	6,405,441
Phillips 66, 4.30%, 4/1/22	3,670,000	3,782,112
Phillips 66, 3.90%, 3/15/28	2,900,000	2,834,859
Shell International Finance BV, 2.375%, 8/21/22	3,100,000	3,000,318
Shell International Finance BV, 3.25%, 5/11/25	2,160,000	2,117,692
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,627,407
Sinopec Group Overseas Development Ltd., 1.75%, 9/29/19	2,600,000	2,553,434
		140,275,656
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	4,575,000	4,793,892
International Paper Co., 4.40%, 8/15/47	3,640,000	3,317,867
		8,111,759
Pharmaceuticals — 0.5%
AbbVie, Inc., 4.70%, 5/14/45	2,325,000	2,313,408
Allergan Finance LLC, 3.25%, 10/1/22	6,880,000	6,688,800
Allergan Funding SCS, 3.85%, 6/15/24	6,180,000	6,074,277
Allergan Funding SCS, 4.55%, 3/15/35	3,840,000	3,651,557
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	10,610,000	10,164,546
		28,892,588
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	3,310,000	3,346,538
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,850,000	4,142,375
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	3,570,000	3,486,542
CSX Corp., 3.40%, 8/1/24	2,840,000	2,793,181
CSX Corp., 3.25%, 6/1/27	5,890,000	5,543,309
Union Pacific Corp., 3.60%, 9/15/37	1,730,000	1,591,270
Union Pacific Corp., 4.75%, 9/15/41	2,480,000	2,598,516
Union Pacific Corp., 4.05%, 11/15/45	1,600,000	1,523,305
		25,025,036
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	4,000,000	3,715,364
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28	1,800,000	1,641,808
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	3,550,000	3,594,375
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	3,950,000	3,890,750
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	3,000,000	3,135,000
		15,977,297
Software — 0.8%
Activision Blizzard, Inc., 2.30%, 9/15/21	3,500,000	3,388,878

IQVIA, Inc., 5.00%, 10/15/26(1)	3,500,000	3,421,250
Microsoft Corp., 2.70%, 2/12/25	9,320,000	8,943,824
Microsoft Corp., 3.125%, 11/3/25	4,150,000	4,079,621
Microsoft Corp., 3.45%, 8/8/36	4,140,000	3,968,688
Microsoft Corp., 4.25%, 2/6/47	5,060,000	5,376,247
Oracle Corp., 3.625%, 7/15/23	3,070,000	3,107,873
Oracle Corp., 2.65%, 7/15/26	9,200,000	8,490,568
Oracle Corp., 4.30%, 7/8/34	2,380,000	2,428,783
Oracle Corp., 4.00%, 7/15/46	2,560,000	2,419,461
		45,625,193
Specialty Retail — 0.4%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	5,000,000	4,687,500
Home Depot, Inc. (The), 3.75%, 2/15/24	3,000,000	3,065,957
Home Depot, Inc. (The), 3.00%, 4/1/26	5,260,000	5,029,441
Home Depot, Inc. (The), 5.95%, 4/1/41	3,720,000	4,599,621
Home Depot, Inc. (The), 3.90%, 6/15/47	2,750,000	2,638,507
United Rentals North America, Inc., 4.625%, 7/15/23	4,390,000	4,395,487
		24,416,513
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.75%, 1/13/25	2,130,000	2,040,032
Apple, Inc., 2.50%, 2/9/25	7,550,000	7,103,459
Apple, Inc., 2.45%, 8/4/26	3,780,000	3,471,943
Apple, Inc., 2.90%, 9/12/27	9,570,000	9,007,732
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	14,050,000	14,793,130
Seagate HDD Cayman, 4.75%, 6/1/23	3,200,000	3,174,506
Seagate HDD Cayman, 4.75%, 1/1/25	2,600,000	2,496,277
		42,087,079
Transportation and Logistics†
FedEx Corp., 4.05%, 2/15/48	1,390,000	1,251,286
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	4,460,000	4,390,332
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,335,000	1,363,369
Vodafone Group plc, 4.375%, 5/30/28	2,520,000	2,492,175
		8,245,876
TOTAL CORPORATE BONDS (Cost $2,016,029,255)		1,969,862,397
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 25.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(5) — 2.8%
FHLMC, VRN, 2.07%, 7/15/18	3,771,250	3,771,570
FHLMC, VRN, 2.31%, 7/15/18	7,631,470	7,521,772
FHLMC, VRN, 2.37%, 7/15/18	3,642,603	3,619,077
FHLMC, VRN, 2.46%, 7/15/18	4,638,243	4,718,423
FHLMC, VRN, 2.59%, 7/15/18	6,415,044	6,397,750
FHLMC, VRN, 2.77%, 7/15/18	996,888	1,027,180
FHLMC, VRN, 2.85%, 7/15/18	4,444,097	4,424,372
FHLMC, VRN, 3.08%, 7/15/18	17,951,916	18,012,272
FHLMC, VRN, 3.18%, 7/15/18	2,511,585	2,527,258
FHLMC, VRN, 3.47%, 7/15/18	1,166,920	1,202,559
FHLMC, VRN, 3.63%, 7/15/18	895,922	945,585
FHLMC, VRN, 3.63%, 7/15/18	5,164,433	5,452,168

FHLMC, VRN, 3.68%, 7/15/18	2,365,310	2,410,292
FHLMC, VRN, 3.75%, 7/15/18	474,231	500,540
FHLMC, VRN, 3.78%, 7/15/18	1,275,156	1,335,196
FHLMC, VRN, 3.79%, 7/15/18	1,092,360	1,126,723
FHLMC, VRN, 3.79%, 7/15/18	2,058,592	2,154,594
FHLMC, VRN, 4.05%, 7/15/18	961,028	990,966
FHLMC, VRN, 4.06%, 7/15/18	1,480,278	1,532,267
FHLMC, VRN, 4.08%, 7/15/18	878,442	907,341
FHLMC, VRN, 4.08%, 7/15/18	1,514,950	1,556,367
FHLMC, VRN, 4.23%, 7/15/18	297,399	313,016
FNMA, VRN, 2.37%, 7/25/18	1,810,975	1,811,577
FNMA, VRN, 2.62%, 7/25/18	9,420,447	9,378,874
FNMA, VRN, 2.71%, 7/25/18	3,713,872	3,719,943
FNMA, VRN, 2.77%, 7/25/18	5,850,578	5,946,185
FNMA, VRN, 2.94%, 7/25/18	10,670,822	10,727,102
FNMA, VRN, 3.09%, 7/25/18	1,016,399	1,067,760
FNMA, VRN, 3.18%, 7/25/18	8,871,201	8,874,641
FNMA, VRN, 3.19%, 7/25/18	12,578,941	12,560,795
FNMA, VRN, 3.21%, 7/25/18	11,900,547	11,894,092
FNMA, VRN, 3.25%, 7/25/18	10,963,021	11,073,089
FNMA, VRN, 3.33%, 7/25/18	950,398	964,864
FNMA, VRN, 3.40%, 7/25/18	4,179,118	4,331,785
FNMA, VRN, 3.45%, 7/25/18	980,836	1,012,042
FNMA, VRN, 3.54%, 7/25/18	3,136,375	3,252,953
FNMA, VRN, 3.55%, 7/25/18	421,521	441,666
FNMA, VRN, 3.56%, 7/25/18	1,744,113	1,803,076
FNMA, VRN, 3.56%, 7/25/18	525,752	550,059
FNMA, VRN, 3.61%, 7/25/18	1,911,251	1,964,914
FNMA, VRN, 3.66%, 7/25/18	1,382,548	1,433,863
FNMA, VRN, 3.72%, 7/25/18	3,452,866	3,576,789
FNMA, VRN, 3.93%, 7/25/18	2,713,707	2,799,579
		171,632,936
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.6%
FHLMC, 4.50%, 1/1/19	650	655
FHLMC, 5.00%, 1/1/21	398,197	407,508
FHLMC, 5.00%, 4/1/21	81,026	83,188
FHLMC, 7.00%, 9/1/27	1,885	2,062
FHLMC, 6.50%, 1/1/28	2,917	3,251
FHLMC, 7.00%, 2/1/28	466	508
FHLMC, 6.50%, 3/1/29	18,157	20,235
FHLMC, 6.50%, 6/1/29	17,497	19,500
FHLMC, 7.00%, 8/1/29	1,755	1,875
FHLMC, 5.00%, 4/1/31	2,491,907	2,640,295
FHLMC, 5.00%, 5/1/31	3,569,172	3,796,804
FHLMC, 6.50%, 5/1/31	13,177	14,682
FHLMC, 6.50%, 6/1/31	609	678
FHLMC, 6.50%, 6/1/31	1,474	1,642
FHLMC, 5.50%, 12/1/33	212,659	232,653
FHLMC, 6.00%, 9/1/35	3,380,905	3,731,400

FHLMC, 5.50%, 12/1/37	214,082	231,319
FHLMC, 5.50%, 1/1/38	419,217	453,305
FHLMC, 6.00%, 2/1/38	1,794,029	1,980,382
FHLMC, 5.50%, 4/1/38	550,277	594,968
FHLMC, 6.00%, 8/1/38	136,532	150,090
FHLMC, 3.00%, 2/1/43	17,179,281	16,771,894
FNMA, 3.00%, 7/12/18(6)	159,500,000	154,478,243
FNMA, 3.50%, 7/12/18(6)	196,040,000	195,073,723
FNMA, 4.00%, 7/12/18(6)	172,175,000	175,531,073
FNMA, 4.50%, 7/12/18(6)	83,570,000	87,025,423
FNMA, 4.50%, 5/1/19	27,911	28,121
FNMA, 6.50%, 1/1/26	12,667	13,970
FNMA, 7.00%, 12/1/27	2,899	3,095
FNMA, 7.50%, 4/1/28	17,587	19,004
FNMA, 7.00%, 5/1/28	16,628	17,022
FNMA, 7.00%, 6/1/28	282	287
FNMA, 6.50%, 1/1/29	2,909	3,214
FNMA, 6.50%, 4/1/29	11,248	12,406
FNMA, 7.00%, 7/1/29	1,965	1,984
FNMA, 7.50%, 7/1/29	28,745	31,375
FNMA, 7.50%, 9/1/30	6,791	7,897
FNMA, 6.625%, 11/15/30	25,400,000	34,217,915
FNMA, 5.00%, 6/1/31	2,630,068	2,789,615
FNMA, 5.00%, 7/1/31	4,660,740	4,943,472
FNMA, 7.00%, 9/1/31	32,003	34,042
FNMA, 6.50%, 1/1/32	8,254	9,105
FNMA, 6.50%, 8/1/32	42,399	46,962
FNMA, 6.50%, 8/1/32	3,961	4,368
FNMA, 5.50%, 2/1/33	2,010,445	2,176,214
FNMA, 5.00%, 6/1/33	2,251,342	2,412,016
FNMA, 5.50%, 6/1/33	121,365	132,344
FNMA, 5.50%, 7/1/33	731,727	795,248
FNMA, 5.00%, 8/1/33	318,997	341,818
FNMA, 5.50%, 8/1/33	283,455	307,384
FNMA, 5.50%, 9/1/33	381,143	416,209
FNMA, 5.00%, 11/1/33	1,421,923	1,528,172
FNMA, 6.00%, 12/1/33	1,045,563	1,147,594
FNMA, 5.50%, 1/1/34	398,695	432,483
FNMA, 5.50%, 2/1/34	1,229,325	1,340,961
FNMA, 5.00%, 3/1/34	826,561	885,589
FNMA, 4.50%, 1/1/35	6,724,004	7,038,354
FNMA, 5.00%, 4/1/35	1,980,444	2,121,611
FNMA, 5.00%, 6/1/35	1,465,728	1,570,227
FNMA, 5.00%, 7/1/35	2,822,667	3,024,212
FNMA, 5.00%, 8/1/35	85,263	91,297
FNMA, 4.50%, 9/1/35	334,515	350,169
FNMA, 5.00%, 10/1/35	696,915	746,228
FNMA, 5.50%, 12/1/35	4,112,189	4,470,035
FNMA, 5.00%, 2/1/36	492,404	527,633

FNMA, 5.50%, 4/1/36	529,804	575,072
FNMA, 5.50%, 5/1/36	1,057,653	1,146,474
FNMA, 5.50%, 7/1/36	199,528	215,986
FNMA, 5.50%, 2/1/37	136,669	148,106
FNMA, 5.50%, 5/1/37	207,742	224,644
FNMA, 6.00%, 8/1/37	380,259	419,401
FNMA, 6.50%, 8/1/37	160,743	172,685
FNMA, 6.00%, 9/1/37	1,606,370	1,766,768
FNMA, 6.00%, 11/1/37	1,988,337	2,188,676
FNMA, 5.50%, 12/1/37	1,134,787	1,223,133
FNMA, 5.50%, 2/1/38	234,082	252,669
FNMA, 5.50%, 6/1/38	489,292	526,403
FNMA, 6.00%, 9/1/38	130,581	134,928
FNMA, 5.50%, 12/1/38	1,216,049	1,321,726
FNMA, 5.00%, 1/1/39	654,487	700,492
FNMA, 5.50%, 1/1/39	5,222,318	5,657,270
FNMA, 4.50%, 2/1/39	1,420,302	1,494,267
FNMA, 5.00%, 2/1/39	2,942,308	3,154,983
FNMA, 4.50%, 4/1/39	2,498,866	2,634,605
FNMA, 4.50%, 5/1/39	6,386,433	6,733,087
FNMA, 6.50%, 5/1/39	1,355,849	1,543,245
FNMA, 5.00%, 8/1/39	3,135,528	3,365,223
FNMA, 4.50%, 10/1/39	10,917,701	11,511,041
FNMA, 4.00%, 10/1/40	11,066,690	11,383,160
FNMA, 4.50%, 11/1/40	9,530,023	10,030,739
FNMA, 4.00%, 8/1/41	10,971,837	11,296,052
FNMA, 4.50%, 9/1/41	5,825,146	6,121,706
FNMA, 3.50%, 10/1/41	13,323,260	13,370,818
FNMA, 5.00%, 1/1/42	4,787,920	5,136,352
FNMA, 3.50%, 2/1/42	8,066,095	8,094,766
FNMA, 3.50%, 6/1/42	25,401,298	25,491,715
FNMA, 3.50%, 8/1/42	2,345,932	2,351,762
FNMA, 3.50%, 8/1/42	9,608,901	9,636,250
FNMA, 3.50%, 8/1/43	7,839,172	7,850,012
FNMA, 3.50%, 5/1/45	13,015,811	12,993,718
FNMA, 3.50%, 11/1/45	17,382,283	17,355,475
FNMA, 3.50%, 11/1/45	17,035,811	17,009,536
FNMA, 4.00%, 11/1/45	19,875,376	20,297,616
FNMA, 4.00%, 11/1/45	5,655,018	5,771,371
FNMA, 3.50%, 2/1/46	19,617,887	19,584,585
FNMA, 4.00%, 2/1/46	15,735,257	16,059,216
FNMA, 3.50%, 3/1/46	18,595,980	18,564,449
FNMA, 4.00%, 4/1/46	21,545,855	22,003,653
FNMA, 3.50%, 5/1/46	19,031,596	18,999,320
FNMA, 6.50%, 8/1/47	29,467	31,580
FNMA, 6.50%, 9/1/47	37,449	39,956
FNMA, 6.50%, 9/1/47	2,245	2,400
FNMA, 6.50%, 9/1/47	19,691	21,018
GNMA, 2.50%, 7/19/18(6)	15,300,000	14,512,289

GNMA, 3.00%, 7/19/18(6)	40,000,000	39,124,217
GNMA, 3.50%, 7/19/18(6)	114,000,000	114,409,684
GNMA, 4.00%, 7/19/18(6)	32,000,000	32,791,876
GNMA, 7.00%, 11/15/22	5,575	5,780
GNMA, 7.00%, 4/20/26	2,067	2,299
GNMA, 7.50%, 8/15/26	3,998	4,406
GNMA, 8.00%, 8/15/26	1,781	1,933
GNMA, 7.50%, 5/15/27	3,592	3,734
GNMA, 8.00%, 6/15/27	9,263	9,432
GNMA, 7.50%, 11/15/27	1,500	1,522
GNMA, 7.00%, 2/15/28	2,339	2,343
GNMA, 7.50%, 2/15/28	1,928	1,932
GNMA, 6.50%, 3/15/28	4,774	5,265
GNMA, 7.00%, 4/15/28	1,422	1,425
GNMA, 6.50%, 5/15/28	126	139
GNMA, 6.50%, 5/15/28	24,609	27,153
GNMA, 7.00%, 12/15/28	2,583	2,588
GNMA, 7.00%, 5/15/31	20,507	23,242
GNMA, 4.50%, 8/15/33	1,161,357	1,218,637
GNMA, 6.00%, 9/20/38	709,915	780,282
GNMA, 5.50%, 11/15/38	2,038,788	2,239,918
GNMA, 5.50%, 11/15/38	543,295	595,182
GNMA, 6.00%, 1/20/39	214,807	237,813
GNMA, 5.00%, 3/20/39	1,493,929	1,601,135
GNMA, 4.50%, 4/15/39	1,912,171	2,023,662
GNMA, 4.50%, 11/15/39	13,702,438	14,500,686
GNMA, 4.50%, 1/15/40	1,067,385	1,129,157
GNMA, 4.00%, 7/15/40	2,040,607	2,103,294
GNMA, 4.00%, 11/20/40	18,756,174	19,399,938
GNMA, 4.50%, 12/15/40	4,465,395	4,724,873
GNMA, 4.50%, 7/20/41	7,095,635	7,465,580
GNMA, 3.50%, 6/20/42	6,780,430	6,867,275
GNMA, 3.50%, 7/20/42	10,390,260	10,513,813
GNMA, 2.50%, 7/20/46	21,713,541	20,613,435
GNMA, 2.50%, 8/20/46	13,201,433	12,532,987
		1,353,374,043
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,535,801,006)		1,525,006,979
U.S. TREASURY SECURITIES — 16.5%
U.S. Treasury Bonds, 4.375%, 11/15/39	24,550,000	30,121,699
U.S. Treasury Bonds, 4.625%, 2/15/40	9,250,000	11,728,892
U.S. Treasury Bonds, 4.375%, 5/15/41	6,500,000	8,020,898
U.S. Treasury Bonds, 3.125%, 11/15/41	38,000,000	39,007,891
U.S. Treasury Bonds, 3.125%, 2/15/42	55,000,000	56,443,750
U.S. Treasury Bonds, 3.00%, 5/15/42	80,000,000	80,393,750
U.S. Treasury Bonds, 2.75%, 11/15/42	18,500,000	17,773,369
U.S. Treasury Bonds, 2.875%, 5/15/43	33,000,000	32,388,340
U.S. Treasury Bonds, 3.125%, 8/15/44	30,850,000	31,633,301
U.S. Treasury Bonds, 3.00%, 11/15/44	18,650,000	18,703,182
U.S. Treasury Bonds, 2.50%, 2/15/45	64,500,000	58,763,027

U.S. Treasury Bonds, 3.00%, 5/15/45	17,000,000	17,053,789
U.S. Treasury Notes, 1.75%, 9/30/19	30,000,000	29,751,562
U.S. Treasury Notes, 1.75%, 11/30/19	30,000,000	29,702,344
U.S. Treasury Notes, 1.875%, 12/31/19	105,000,000	104,077,149
U.S. Treasury Notes, 1.50%, 5/31/20	95,000,000	93,179,785
U.S. Treasury Notes, 2.50%, 5/31/20	62,000,000	61,974,570
U.S. Treasury Notes, 2.625%, 5/15/21	55,000,000	55,004,297
U.S. Treasury Notes, 1.125%, 8/31/21(7)	60,000,000	57,241,406
U.S. Treasury Notes, 2.00%, 10/31/21	50,000,000	48,957,031
U.S. Treasury Notes, 1.875%, 1/31/22	80,000,000	77,817,187
U.S. Treasury Notes, 2.25%, 11/15/25	350,000	336,622
U.S. Treasury Notes, 2.75%, 2/15/28	27,000,000	26,762,695
TOTAL U.S. TREASURY SECURITIES (Cost $992,406,618)		986,836,536
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 8.2%
Private Sponsor Collateralized Mortgage Obligations — 5.4%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.94%, 7/1/18(5)	2,250,709	2,278,213
Agate Bay Mortgage Loan Trust, Series 2014-1, Class 1A6, VRN, 3.50%, 7/1/18(1)(5)	5,856,607	5,802,433
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 7/1/18(1)(5)	7,198,590	7,089,487
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 7/1/18(1)(5)	15,029,010	14,842,321
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 7/1/18(1)(5)	10,805,576	10,826,258
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 7/1/18(5)	1,484,202	1,483,572
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.66%, 7/1/18(5)	2,229,082	2,262,199
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.69%, 7/1/18(5)	1,870,825	1,833,968
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	805,884	831,983
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.02%, 7/1/18(5)	2,828,404	2,771,009
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.69%, 7/1/18(5)	6,710,634	6,670,740
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.59%, 7/1/18(5)	949,240	963,189
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,522,136	1,555,080
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	569,784	579,428
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	70,380	69,240
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 4.06%, 7/1/18(5)	824,549	829,851
CSMC Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 7/1/18(1)(5)	9,384,289	9,331,708
CSMC Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 7/1/18(1)(5)	13,729,791	13,665,220
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.72%, 7/1/18(5)	4,752,899	4,731,479
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.99%, 7/1/18(5)	1,402,085	1,407,392
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 7/1/18(1)(5)	12,967,005	12,872,423
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.89%, 7/1/18(5)	1,637,267	1,622,740
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.86%, 7/1/18(5)	2,366,241	2,389,947
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.55%, 7/1/18(5)	2,807,822	2,801,143
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.68%, 7/1/18(5)	6,201,257	6,340,313
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.98%, 7/1/18(5)	4,995,728	5,032,600
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.75%, 7/1/18(5)	1,922,845	1,952,365
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.16%, 7/1/18(5)	1,236,646	1,245,699
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.12%, 7/1/18(5)	1,862,159	1,867,019
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.66%, 7/1/18(5)	2,126,089	2,078,830
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.82%, 7/1/18(5)	1,527,060	1,554,345
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/18(1)(5)	1,698,614	1,645,872
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 7/1/18(1)(5)	7,933,184	7,812,947
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 7/1/18(1)(5)	11,771,359	11,586,512

JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 7/1/18(1)(5)	7,000,000	6,948,594
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.91%, 7/1/18(5)	1,158,918	1,195,103
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.89%, 7/25/18(5)	2,520,143	2,505,060
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.54%, 7/1/18(5)	2,381,489	2,419,576
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.54%, 7/1/18(5)	1,190,745	1,239,834
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/1/18(1)(5)	8,333,387	8,230,624
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 7/1/18(1)(5)	8,330,149	8,470,552
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.59%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	9,125,468	9,411,791
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 7/1/18(5)	142,957	147,611
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/18(5)	259,708	261,684
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(1)	1,222,965	1,235,502
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 7/1/18(1)(5)	7,875,301	7,773,168
Sequoia Mortgage Trust, Series 2017-4, Class A4 SEQ, VRN, 3.50%, 7/1/18(1)(5)	10,549,959	10,519,464
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 7/1/18(1)(5)	9,548,363	9,481,973
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 7/1/18(1)(5)	11,564,982	11,538,851
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 7/1/18(1)(5)	10,022,385	10,134,042
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 7/1/18(1)(5)	8,937,028	9,035,587
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 7/1/18(1)(5)	7,235,349	7,215,792
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 7/1/18(1)(5)	11,907,165	12,079,255
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 7/1/18(1)(5)	4,651,422	4,443,016
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.83%, 7/1/18(5)	3,195,015	3,219,397
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.83%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.74%	5,141,204	5,079,747
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	601,255	611,154
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 7/1/18(5)	3,034,291	2,993,576
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.79%, 7/1/18(5)	646,639	671,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 3.78%, 7/1/18(5)	1,669,578	1,728,380
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.42%, 7/1/18(5)	3,261,681	3,332,409
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.99%, 7/1/18(5)	1,721,417	1,770,694
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 7/1/18(5)	2,846,978	2,910,004
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	1,269,487	1,274,626
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,302,069	1,340,248
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.93%, 7/1/18(5)	2,947,481	3,112,764
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.91%, 7/1/18(5)	859,036	886,818
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.90%, 7/1/18(5)	1,767,549	1,813,121
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.30%	5,310,412	5,075,093
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.35%, 7/1/18(5)	1,474,791	1,493,854
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	2,100,670	2,106,735
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,995,019	1,984,934
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	774,980	773,211
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.60%, 7/1/18(5)	629,587	619,779
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	827,533	830,826
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	579,338	592,494
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	585,148	594,541
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.73%, 7/1/18(5)	1,547,596	1,486,992
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,276,464	1,346,837
		322,564,074
U.S. Government Agency Collateralized Mortgage Obligations — 2.8%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.30%	16,145,000	16,321,558

FHLMC, Series 2016-HQA3, Class M2, VRN, 3.44%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.35%	14,249,000	14,464,426
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.29%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.20%	18,788,678	19,002,339
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.89%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.80%	13,757,937	13,785,731
FHLMC, Series 3397, Class GF, VRN, 2.57%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.50%	1,049,557	1,054,513
FHLMC, Series KF29, Class A, VRN, 2.36%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.36%	28,261,618	28,323,392
FHLMC, Series KF31, Class A, VRN, 2.37%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.37%	36,740,240	36,844,868
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	322	329
FNMA, Series 2006-43, Class FM, VRN, 2.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.30%	1,153,153	1,151,763
FNMA, Series 2007-36, Class FB, VRN, 2.49%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.40%	2,581,493	2,589,790
FNMA, Series 2014-C02, Class 1M2, VRN, 4.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.60%	5,535,000	5,875,596
FNMA, Series 2014-C02, Class 2M2, VRN, 4.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.60%	7,716,565	8,145,350
FNMA, Series 2016-C04, Class 1M1, VRN, 3.54%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.45%	5,826,651	5,872,358
FNMA, Series 2016-C05, Class 2M1, VRN, 3.44%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.35%	2,908,362	2,920,713
FNMA, Series 2017-C01, Class 1M1, VRN, 3.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.30%	7,777,830	7,836,916
FNMA, Series 2017-C03, Class 1M1, VRN, 3.04%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.95%	6,055,498	6,090,657
GNMA, Series 2007-5, Class FA, VRN, 2.22%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.14%	2,158,224	2,154,738
		172,435,037
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $496,383,873)		494,999,111
ASSET-BACKED SECURITIES(4) — 6.9%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 2.92%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.83%	9,491,513	9,462,232
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	28,225,000	28,105,086
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	8,972,929	8,768,622
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.32%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	23,742,156	23,855,641
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	2,916,570	2,911,267
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 7/16/18(1)(5)	14,793,589	14,878,554
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 3.15%, 7/10/18, resets monthly off the 1-month LIBOR plus 1.10%(1)	5,840,541	5,851,574
Hertz Vehicle Financing II LP, Series 2016-3A, Class A SEQ, 2.27%, 7/25/20(1)	7,200,000	7,145,000
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	4,208,333	4,204,371
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	1,067,986	1,060,749
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	3,435,871	3,379,120
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	7,081,930	6,959,606
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.94%, 7/17/18, resets monthly off the 1-month LIBOR plus 0.85%(1)	23,342,868	23,385,198
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.79%, 7/17/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	41,122,297	41,088,429
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.15%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.08%(1)	21,275,000	21,317,712
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.00%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.00%(1)	32,450,000	32,557,137
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/20/44(1)	7,325,000	7,323,813
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	2,759,795	2,708,783
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(1)	4,581,538	4,483,334
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	3,307,349	3,233,809
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	5,899,225	5,756,682
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	16,956,295	16,544,547
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(1)	22,866,000	22,887,437
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.49%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	10,025,112	10,067,514
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	16,975,000	16,710,059

Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)		7,902,723	7,843,468
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)		3,757,558	3,749,110
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)		2,076,599	2,060,679
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)		5,457,743	5,457,940
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 7/1/18(1)(5)		5,202,340	5,218,357
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/1/18(1)(5)		9,338,680	9,197,263
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 7/1/18(1)(5)		8,680,413	8,508,506
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 7/1/18(1)(5)		16,849,774	16,495,330
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27		2,438,509	2,423,878
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)		10,823,044	10,588,888
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)		17,414,580	16,902,116
TOTAL ASSET-BACKED SECURITIES (Cost $415,704,989)			413,091,811
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.6%
Chile†
Chile Government International Bond, 3.25%, 9/14/21		1,580,000	1,579,802
Chile Government International Bond, 3.625%, 10/30/42		1,500,000	1,404,375
			2,984,177
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		2,810,000	2,872,522
Colombia Government International Bond, 7.375%, 9/18/37		1,500,000	1,875,000
Colombia Government International Bond, 6.125%, 1/18/41		1,200,000	1,347,000
			6,094,522
Hungary — 1.4%
Hungary Government Bond, 3.00%, 10/27/27	HUF	20,130,000,000	68,174,003
Hungary Government Bond, 6.75%, 10/22/28	HUF	3,050,000,000	13,687,483
			81,861,486
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23		$1,920,000	2,134,944
Mexico — 2.2%
Mexican Bonos, 10.00%, 11/20/36	MXN	1,937,700,000	120,340,778
Mexico Government International Bond, 4.15%, 3/28/27		$13,000,000	12,831,000
Mexico Government International Bond, MTN, 4.75%, 3/8/44		2,130,000	1,990,234
			135,162,012
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36		2,700,000	3,321,000
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		680,000	851,700
Peruvian Government International Bond, 5.625%, 11/18/50		2,640,000	3,072,300
			3,924,000
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		4,170,000	4,227,242
Philippine Government International Bond, 6.375%, 10/23/34		2,840,000	3,469,494
			7,696,736
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23		1,290,000	1,262,149
Republic of Poland Government International Bond, 5.125%, 4/21/21		2,400,000	2,523,264
			3,785,413
South Africa — 2.5%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	930,000,000	66,523,458

Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	513,000,000	40,996,469
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	575,000,000	38,272,805
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$1,500,000	1,478,697
			147,271,429
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27		980,000	995,313
Uruguay Government International Bond, 4.125%, 11/20/45		1,630,000	1,467,000
			2,462,313
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $439,732,302)			396,698,032
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 5.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)		13,000,000	12,724,297
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)		12,000,000	11,824,280
BX Trust, Series 2018-MCSF, Class A, VRN, 2.65%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.58%(1)		11,600,000	11,516,367
CD Commercial Mortgage Trust, Series 2016-CD1, Class A4 SEQ, 2.72%, 8/10/49		5,920,000	5,521,378
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 7/1/18(5)		10,691,000	11,023,189
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.85%, 7/1/18(5)		10,000,000	10,503,626
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 7/1/18(5)		10,000,000	10,252,872
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 7/1/18(5)		14,000,000	14,350,140
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/18(5)		15,000,000	14,794,800
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 7/1/18(5)		10,000,000	10,342,708
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)		8,000,000	7,949,493
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)		17,000,000	16,663,919
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.77%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)		23,600,000	23,636,920
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48		9,000,000	8,828,033
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)		7,800,000	7,333,227
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/18(1)(5)		14,852,000	14,700,691
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/18(5)		12,185,000	12,292,718
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50		17,970,000	17,646,114
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46		6,800,000	7,096,417
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.97%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.90%(1)		12,500,000	12,510,820
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49		15,000,000	14,116,386
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.06%, 8/15/49		4,500,000	4,240,017
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49		12,575,000	11,914,570
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52		12,500,000	12,068,226
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/18(1)(5)		10,160,000	10,045,164
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50		13,170,000	12,697,666
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $315,006,119)			306,594,038
COLLATERALIZED LOAN OBLIGATIONS(4) — 3.3%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.38%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)		13,200,000	13,103,954
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)		5,600,000	5,581,792
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)		13,200,000	13,190,990
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)		18,000,000	17,978,627

CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.47%, 7/23/18, resets quarterly off the 3-month LIBOR plus 1.11%(1)	8,900,000	8,890,483
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	6,100,000	6,096,531
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.19%, 10/18/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	11,825,000	11,799,456
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.43%, 7/18/18, resets quarterly off the 3-month LIBOR plus 1.07%(1)	12,550,000	12,563,549
KKR CLO Ltd., Series 11, Class AR, VRN, 3.53%, 7/16/18, resets quarterly off the 3-month LIBOR plus 1.18%(1)	5,650,000	5,656,065
KKR CLO Ltd., Series 22A, Class A, VRN, 3.49%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(1)	11,000,000	11,000,000
LCM XIV LP, Series 14A, Class AR, VRN, 3.44%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.04%(1)	8,500,000	8,504,680
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.57%, 7/16/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	14,638,000	14,647,222
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.31%, 7/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(1)	13,025,000	13,018,206
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.07%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)	16,000,000	16,010,173
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(1)	11,375,000	11,394,451
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(1)	18,350,000	18,255,899
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.31%, 7/25/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	9,000,000	8,985,143
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $196,990,092)		196,677,221
MUNICIPAL SECURITIES — 1.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	4,189,000	5,785,973
Houston GO, 3.96%, 3/1/47	2,115,000	2,108,507
Los Angeles Community College District GO, 6.75%, 8/1/49	1,600,000	2,336,688
Los Angeles Unified School District GO, 5.98%, 5/1/27	1,000,000	1,186,930
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	2,235,000	2,982,138
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	2,070,000	2,784,585
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	2,050,000	2,377,447
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,180,000	1,720,263
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	1,000,000	1,410,880
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	4,330,000	4,765,685
Oregon Department of Transportation Rev., 5.83%, 11/15/34	1,420,000	1,753,558
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,385,000	1,752,454
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,750,000	3,235,705
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,066,150
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	4,715,000	5,625,419
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	2,385,000	2,952,463
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	2,620,000	3,018,109
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	1,700,000	2,232,083
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,315,000	1,448,288
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	2,375,000	2,984,069
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	1,135,000	1,645,966
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	2,145,000	2,056,841
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,990,000	3,515,911
State of California GO, 6.65%, 3/1/22	1,660,000	1,836,458
State of California GO, 4.60%, 4/1/38	2,285,000	2,397,262
State of California GO, 7.55%, 4/1/39	4,325,000	6,393,518
State of California GO, 7.30%, 10/1/39	2,005,000	2,847,260

State of California GO, 7.60%, 11/1/40	1,055,000	1,590,771
State of Illinois GO, 5.10%, 6/1/33	4,462,000	4,229,708
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	1,665,000	1,835,596
University of California Rev., 5.95%, 5/15/45	1,630,000	2,058,005
TOTAL MUNICIPAL SECURITIES (Cost $73,409,248)		83,934,690
BANK LOAN OBLIGATIONS(8) — 1.0%
Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc., 2017 Term Loan B, 2/22/24(9)	6,415,000	6,403,485
Zayo Group, LLC, 2017 Incremental Term Loan, 4.34%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	2,350,000	2,351,951
Zayo Group, LLC, 2017 Incremental Term Loan, 1/19/24(9)	2,350,000	2,351,950
		11,107,386
Health Care Providers and Services — 0.2%
HCA Inc., 2018 Term Loan B10, 4.09%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	8,199,450	8,234,483
HCA Inc., 2018 Term Loan B10, 3/13/25(9)	3,655,500	3,671,119
		11,905,602
Hotels, Restaurants and Leisure — 0.2%
Hilton Worldwide Finance, LLC, Term Loan B2, 3.84%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%	8,665,000	8,674,012
Hilton Worldwide Finance, LLC, Term Loan B2, 10/25/23(9)	4,335,000	4,339,508
		13,013,520
Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4/25/23(9)	9,540,000	9,507,182
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC, 2017 Term Loan B, 9/7/23(9)	2,000,000	1,992,820
Western Digital Corporation, 2018 Term Loan B4, 4/29/23(9)	11,710,000	11,722,178
		13,714,998
TOTAL BANK LOAN OBLIGATIONS (Cost $59,577,839)		59,248,688
TEMPORARY CASH INVESTMENTS(10) — 6.0%
Credit Agricole Corporate and Investment Bank, 1.91%, 7/2/18(11)	189,643,000	189,615,138
LMA-Americas LLC, 1.95%, 7/2/18(11)	50,000,000	49,991,958
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $29,754,316), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $29,157,897)		29,153,646
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $24,788,037), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $24,300,822)		24,299,000
U.S. Treasury Bills, 2.34%, 6/20/19(11)	68,000,000	66,503,084
TOTAL TEMPORARY CASH INVESTMENTS (Cost $359,566,802)		359,562,826
TOTAL INVESTMENT SECURITIES — 113.3% (Cost $6,900,608,143)		6,792,512,329
OTHER ASSETS AND LIABILITIES(12) — (13.3)%		(799,302,766)
TOTAL NET ASSETS — 100.0%		$5,993,209,563

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	18,043,663,597	USD	28,516,260	Goldman Sachs & Co.	9/20/18	$(901,648)
CLP	1,815,055,305	USD	2,866,978	Goldman Sachs & Co.	9/20/18	(89,158)
CLP	7,275,560,748	USD	11,475,648	Goldman Sachs & Co.	9/20/18	(340,892)
CLP	9,104,190,220	USD	14,269,220	Goldman Sachs & Co.	9/20/18	(335,870)
CLP	9,058,691,270	USD	14,207,038	Goldman Sachs & Co.	9/20/18	(343,321)
CLP	9,061,696,067	USD	14,168,863	Goldman Sachs & Co.	9/20/18	(300,547)
CLP	8,902,495,655	USD	13,939,510	Goldman Sachs & Co.	9/20/18	(314,839)
USD	99,938,946	CLP	63,261,352,862	Goldman Sachs & Co.	9/20/18	3,121,706
HUF	620,090,163	USD	2,280,666	UBS AG	9/19/18	(71,658)
HUF	372,785,794	USD	1,330,998	UBS AG	9/19/18	(2,986)
USD	56,077,503	HUF	15,172,890,066	UBS AG	9/19/18	2,025,633
USD	15,695,473	HUF	4,215,176,268	UBS AG	9/19/18	679,338
USD	2,621,198	HUF	707,815,218	UBS AG	9/19/18	99,679
USD	7,959,686	HUF	2,154,448,074	UBS AG	9/19/18	284,684
USD	7,164,663	HUF	1,939,044,268	UBS AG	9/19/18	257,015
MXN	302,103,858	USD	14,622,050	JPMorgan Chase Bank N.A.	9/19/18	405,923
MXN	52,245,117	USD	2,507,944	JPMorgan Chase Bank N.A.	9/19/18	90,957
MXN	150,097,723	USD	7,186,089	JPMorgan Chase Bank N.A.	9/19/18	280,431
MXN	144,227,042	USD	6,948,457	JPMorgan Chase Bank N.A.	9/19/18	226,029
MXN	108,111,094	USD	5,124,483	JPMorgan Chase Bank N.A.	9/19/18	253,437
USD	145,869,551	MXN	3,022,125,363	JPMorgan Chase Bank N.A.	9/19/18	(4,464,234)
USD	2,380,655	MXN	47,908,240	JPMorgan Chase Bank N.A.	9/19/18	(2,511)
ZAR	34,860,567	USD	2,621,095	UBS AG	9/19/18	(105,147)
USD	158,438,379	ZAR	2,045,487,004	UBS AG	9/19/18	10,812,009
						$11,264,030

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	234	September 2018	USD	46,800,000	$49,567,782	$(4,182)
U.S. Treasury 5-Year Notes	3,303	September 2018	USD	330,300,000	375,277,572	1,515,046
U.S. Treasury 10-Year Ultra Notes	1,960	September 2018	USD	196,000,000	251,339,375	2,139,340
U.S. Treasury Long Bonds	250	September 2018	USD	25,000,000	36,250,000	375,594
					$712,434,729	$4,025,798

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	2,643	September 2018	EUR	264,300,000	$407,942,103	$(1,995,268)
Euro-Bund 10-Year Bonds	839	September 2018	EUR	83,900,000	159,263,924	(1,745,436)
U.K. Gilt 10-Year Bonds	1,080	September 2018	GBP	108,000,000	175,401,171	(1,911,582)
U.S. Treasury 10-Year Notes	1,530	September 2018	USD	153,000,000	183,886,875	(983,599)
					$926,494,073	$(6,635,885)

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BUBOR06M	Receive	0.82%	6/15/20	HUF	11,423,500,000	$240,343
Goldman Sachs & Co.	BUBOR06M	Receive	0.82%	6/18/20	HUF	17,430,000,000	372,000
Morgan Stanley	BUBOR06M	Receive	0.82%	6/15/20	HUF	8,149,000,000	166,847
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	8,371,000,000	101,159
							$880,349

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.17%	05/10/27	$5,000,000	$554	$80,985	$81,539
CPURNSA	Receive	2.12%	05/24/27	$20,000,000	716	441,770	442,486
					$1,270	$522,755	$524,025

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(13)	CPURNSA	Receive	2.26%	11/15/26	$20,000,000	$177,988
Bank of America N.A.(13)	CPURNSA	Receive	2.29%	11/16/26	$20,000,000	126,875
Bank of America N.A.(13)	CPURNSA	Receive	2.28%	11/21/26	$20,000,000	146,283
Barclays Bank plc(13)	CPURNSA	Receive	2.25%	11/15/26	$25,000,000	252,128
Barclays Bank plc(13)	CPURNSA	Receive	2.28%	11/16/26	$25,000,000	173,451
Barclays Bank plc(13)	CPURNSA	Receive	2.26%	11/21/26	$25,000,000	213,755
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$13,000,000	134,957
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$13,000,000	88,907
						$1,314,344

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CLP	-	Chilean Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,119,220,574, which represented 18.7% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(6)	Forward commitment. Settlement date is indicated.

(7)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $15,000,138.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(9)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(10)
Category includes collateral received at the custodian bank for collateral requirements on forward commitments, forward foreign exchange contracts and swap agreements. At the period end, the aggregate value of cash deposits received was $3,332,276.

(11)	The rate indicated is the yield to maturity at purchase.

(12)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

(13)	Collateral has been received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $990,178.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	1,969,862,397	—
U.S. Government Agency Mortgage-Backed Securities	—	1,525,006,979	—
U.S. Treasury Securities	—	986,836,536	—
Collateralized Mortgage Obligations	—	494,999,111	—
Asset-Backed Securities	—	413,091,811	—
Sovereign Governments and Agencies	—	396,698,032	—
Commercial Mortgage-Backed Securities	—	306,594,038	—
Collateralized Loan Obligations	—	196,677,221	—
Municipal Securities	—	83,934,690	—
Bank Loan Obligations	—	59,248,688	—
Temporary Cash Investments	—	359,562,826	—
	—	6,792,512,329	—
Other Financial Instruments
Futures Contracts	4,029,980	—	—
Swap Agreements	—	2,718,718	—
Forward Foreign Currency Exchange Contracts	—	18,536,841	—
	4,029,980	21,255,559	—

Liabilities
Other Financial Instruments
Futures Contracts	987,781	5,652,286	—
Forward Foreign Currency Exchange Contracts	—	7,272,811	—
	987,781	12,925,097	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
June 30, 2018

High Income Fund - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 84.0%
Aerospace and Defense — 1.2%
Bombardier, Inc., 7.75%, 3/15/20(1)	50,000	52,937
Bombardier, Inc., 8.75%, 12/1/21(1)	475,000	524,875
Bombardier, Inc., 6.00%, 10/15/22(1)	350,000	350,332
Bombardier, Inc., 6.125%, 1/15/23(1)	300,000	302,250
Bombardier, Inc., 7.50%, 12/1/24(1)	125,000	131,875
Bombardier, Inc., 7.50%, 3/15/25(1)	75,000	78,469
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(1)	100,000	103,500
StandardAero Aviation Holdings, Inc., 10.00%, 7/15/23(1)	25,000	27,094
TransDigm, Inc., 5.50%, 10/15/20	50,000	50,063
TransDigm, Inc., 6.00%, 7/15/22	175,000	176,365
TransDigm, Inc., 6.50%, 5/15/25	75,000	76,031
TransDigm, Inc., 6.375%, 6/15/26	175,000	174,125
Triumph Group, Inc., 4.875%, 4/1/21	25,000	24,188
Triumph Group, Inc., 7.75%, 8/15/25	125,000	124,062
		2,196,166
Air Freight and Logistics — 0.4%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	750,000	771,562
XPO Logistics, Inc., 6.125%, 9/1/23(1)	50,000	51,236
		822,798
Airlines — 0.5%
Air Canada, 7.75%, 4/15/21(1)	375,000	402,187
Allegiant Travel Co., 5.50%, 7/15/19	175,000	176,750
American Airlines Group, Inc., 4.625%, 3/1/20(1)	175,000	174,781
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19(1)	50,000	50,063
United Continental Holdings, Inc., 6.00%, 12/1/20	25,000	26,156
United Continental Holdings, Inc., 4.25%, 10/1/22	50,000	48,313
		878,250
Auto Components — 0.8%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	102,000	104,805
American Axle & Manufacturing, Inc., 6.25%, 4/1/25	25,000	24,906
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)	100,000	99,000
Dana, Inc., 6.00%, 9/15/23	375,000	388,594
Delphi Technologies plc, 5.00%, 10/1/25(1)	200,000	191,250
Exide Technologies, (Toggle PIK), 11.00%, 4/30/20 (Acquired 4/30/15 - 6/5/18, Cost $212,896)(2)	218,245	190,146
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	150,000	140,062
Lear Corp., 5.375%, 3/15/24	50,000	51,869
Tenneco, Inc., 5.375%, 12/15/24	150,000	143,625
Tenneco, Inc., 5.00%, 7/15/26	25,000	22,388
Titan International, Inc., 6.50%, 11/30/23(1)	175,000	175,000
		1,531,645
Automobiles — 0.6%
Ally Financial, Inc., 3.25%, 11/5/18	325,000	325,406
Ally Financial, Inc., 8.00%, 12/31/18	100,000	102,125
Ally Financial, Inc., 3.75%, 11/18/19	100,000	100,125
Ally Financial, Inc., 4.125%, 3/30/20	400,000	401,500
Ally Financial, Inc., 7.50%, 9/15/20	25,000	26,813

Tesla, Inc., 5.30%, 8/15/25(1)	275,000	245,781
		1,201,750
Banks — 0.1%
Barclays Bank plc, 7.625%, 11/21/22	200,000	215,675
Building Products — 0.2%
Griffon Corp., 5.25%, 3/1/22	225,000	219,746
Hardwoods Acquisition, Inc., 7.50%, 8/1/21(1)	50,000	46,625
NWH Escrow Corp., 7.50%, 8/1/21(1)	50,000	46,625
		312,996
Capital Markets — 0.2%
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	100,000	101,719
MSCI, Inc., 4.75%, 8/1/26(1)	50,000	48,500
NFP Corp., 6.875%, 7/15/25(1)	150,000	147,750
		297,969
Chemicals — 2.0%
A Schulman, Inc., 6.875%, 6/1/23	50,000	52,838
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	200,000	197,500
Blue Cube Spinco LLC, 10.00%, 10/15/25	125,000	145,937
CF Industries, Inc., 7.125%, 5/1/20	449,000	475,379
CF Industries, Inc., 5.375%, 3/15/44	250,000	221,562
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23(1)	50,000	51,688
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)	50,000	49,188
Hexion, Inc., 10.375%, 2/1/22(1)	175,000	172,375
Hexion, Inc., 13.75%, 2/1/22(1)	175,000	159,687
Hexion, Inc. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	300,000	252,750
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/22(1)	100,000	102,750
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	95,000
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	75,000	70,078
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	100,000	97,125
OCI NV, 6.625%, 4/15/23(1)	200,000	203,820
Olin Corp., 5.00%, 2/1/30	50,000	47,438
Platform Specialty Products Corp., 5.875%, 12/1/25(1)	175,000	171,281
PQ Corp., 5.75%, 12/15/25(1)	50,000	49,625
SPCM SA, 4.875%, 9/15/25(1)	200,000	191,500
TPC Group, Inc., 8.75%, 12/15/20(1)	250,000	248,750
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	200,000	198,750
Tronox Finance plc, 5.75%, 10/1/25(1)	200,000	194,750
Valvoline, Inc., 5.50%, 7/15/24	75,000	75,937
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 7/15/25(1)	50,000	48,000
Versum Materials, Inc., 5.50%, 9/30/24(1)	50,000	50,820
		3,624,528
Commercial Services and Supplies — 1.2%
ADT Corp. (The), 5.25%, 3/15/20	350,000	357,000
APTIM Corp., 7.75%, 6/15/25(1)	175,000	142,625
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	175,000	177,844
Covanta Holding Corp., 5.875%, 3/1/24	25,000	24,688
Envision Healthcare Corp., 5.125%, 7/1/22(1)	50,000	50,688
Garda World Security Corp., 7.25%, 11/15/21(1)	100,000	101,000
Garda World Security Corp., 8.75%, 5/15/25(1)	225,000	230,625
Iron Mountain, Inc., 5.75%, 8/15/24	75,000	74,062
Iron Mountain, Inc., 5.25%, 3/15/28(1)	100,000	93,040
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	75,000	71,813
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	125,000	124,375

Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	100,000	97,000
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	228,000	243,960
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	75,000	72,937
TMS International Corp., 7.25%, 8/15/25(1)	75,000	76,875
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	75,000	72,281
Weight Watchers International, Inc., 8.625%, 12/1/25(1)	75,000	82,496
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	50,000	47,500
		2,140,809
Communications Equipment — 0.8%
CommScope, Inc., 5.00%, 6/15/21(1)	125,000	125,469
Nokia of America Corp., 6.45%, 3/15/29	150,000	154,125
Nokia Oyj, 3.375%, 6/12/22	25,000	24,264
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	900,000	920,250
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25	150,000	153,375
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	200,000	197,000
		1,574,483
Construction and Engineering — 0.3%
Engility Corp., 8.875%, 9/1/24	25,000	26,219
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	200,000	213,500
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	125,000	126,562
SBA Communications Corp., 4.00%, 10/1/22(1)	200,000	192,250
		558,531
Construction Materials — 1.0%
American Woodmark Corp., 4.875%, 3/15/26(1)	50,000	47,500
BMC East LLC, 5.50%, 10/1/24(1)	75,000	72,938
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	150,000	146,812
CPG Merger Sub LLC, 8.00%, 10/1/21(1)	100,000	101,500
Gibraltar Industries, Inc., 6.25%, 2/1/21	50,000	50,500
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	200,000	196,000
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	100,000	100,250
Standard Industries, Inc., 5.375%, 11/15/24(1)	175,000	173,687
Standard Industries, Inc., 4.75%, 1/15/28(1)	50,000	46,125
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	125,000	127,500
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	25,000	23,563
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	125,000	120,937
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	125,000	118,906
TerraForm Power Operating LLC, VRN, 6.625%, 6/15/25(1)(3)	25,000	26,719
US Concrete, Inc., 6.375%, 6/1/24	450,000	452,250
		1,805,187
Consumer Discretionary — 0.4%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	550,000	521,812
Netflix, Inc., 4.875%, 4/15/28(1)	275,000	262,466
		784,278
Consumer Finance — 2.1%
4finance SA, 10.75%, 5/1/22(1)	200,000	202,033
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	275,000	229,625
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, 5/1/25(1)	75,000	68,250
CIT Group, Inc., 3.875%, 2/19/19	50,000	50,200
CIT Group, Inc., 4.125%, 3/9/21	150,000	149,437
CIT Group, Inc., 5.00%, 8/1/23	25,000	25,353
FirstCash, Inc., 5.375%, 6/1/24(1)	50,000	50,125
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	75,000	75,375
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	50,000	49,625

goeasy Ltd., 7.875%, 11/1/22(1)	25,000	26,500
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	325,000	313,625
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	225,000	230,782
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	125,000	125,313
Navient Corp., 5.00%, 10/26/20	25,000	25,000
Navient Corp., 5.875%, 3/25/21	75,000	76,406
Navient Corp., 6.625%, 7/26/21	50,000	51,485
Navient Corp., 6.50%, 6/15/22	125,000	128,125
Navient Corp., 7.25%, 9/25/23	275,000	289,437
Navient Corp., 5.875%, 10/25/24	75,000	72,844
Navient Corp., 6.75%, 6/25/25	100,000	99,250
Navient Corp., 6.75%, 6/15/26	175,000	171,447
Navient Corp., MTN, 4.875%, 6/17/19	50,000	50,313
Navient Corp., MTN, 8.00%, 3/25/20	150,000	158,625
Navient Corp., MTN, 6.125%, 3/25/24	550,000	545,875
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	350,000	347,816
Springleaf Finance Corp., 6.00%, 6/1/20	25,000	25,750
Springleaf Finance Corp., 6.875%, 3/15/25	175,000	174,125
Springleaf Finance Corp., 7.125%, 3/15/26	125,000	124,688
		3,937,429
Consumer, Cyclical — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	150,000	150,188
Containers and Packaging — 2.6%
ARD Finance SA, (Toggle PIK), 7.125%, 9/15/23	400,000	402,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	200,000	196,750
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	700,000	730,625
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	400,000	390,500
Ball Corp., 4.375%, 12/15/20	250,000	252,812
Berry Global, Inc., 6.00%, 10/15/22	100,000	103,300
Berry Global, Inc., 4.50%, 2/15/26(1)	50,000	46,750
BWAY Holding Co., 5.50%, 4/15/24(1)	125,000	122,187
BWAY Holding Co., 7.25%, 4/15/25(1)	575,000	562,062
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	50,000	48,375
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	150,000	149,790
Greif, Inc., 7.75%, 8/1/19	200,000	208,000
Multi-Color Corp., 6.125%, 12/1/22(1)	25,000	25,688
OI European Group BV, 4.00%, 3/15/23(1)	100,000	93,500
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(1)	50,000	50,000
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	125,000	122,344
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	200,000	206,000
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	75,000	69,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	969,108	973,953
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	50,000	49,438
Silgan Holdings, Inc., 4.75%, 3/15/25	25,000	23,875
		4,827,324
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 6/1/26(1)	100,000	101,250
Matthews International Corp., 5.25%, 12/1/25(1)	75,000	72,000
Sotheby's, 4.875%, 12/15/25(1)	100,000	96,250
		269,500
Diversified Financial Services — 3.3%
Ally Financial, Inc., 3.50%, 1/27/19	25,000	25,000
Ally Financial, Inc., 5.125%, 9/30/24	75,000	76,500

Ally Financial, Inc., 8.00%, 11/1/31	225,000	268,875
Barclays plc, VRN, 8.25%, 12/15/18(3)	400,000	407,117
Camelot Finance SA, 7.875%, 10/15/24(1)	350,000	351,750
CNG Holdings, Inc., 9.375%, 5/15/20(1)	150,000	149,625
Community Choice Financial, Inc., 10.75%, 5/1/19	50,000	39,750
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	225,000	228,375
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	125,000	122,656
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	175,000	179,594
FBM Finance, Inc., 8.25%, 8/15/21(1)	225,000	235,406
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	425,000	430,578
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	75,000	75,296
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	275,000	281,188
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/1/24	25,000	25,281
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	150,000	150,563
Intelsat Connect Finance SA, 12.50%, 4/1/22(1)	347,000	344,293
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	200,000	201,946
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	200,000	197,000
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 8/1/18	500,000	500,913
Nationstar Mortgage LLC / Nationstar Capital Corp., 9.625%, 5/1/19	300,000	302,325
Nationstar Mortgage LLC / Nationstar Capital Corp., 7.875%, 10/1/20	50,000	50,313
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 6/1/22	150,000	149,156
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	75,000	76,313
Royal Bank of Scotland Group plc, VRN, 8.625%, 8/15/21(3)	200,000	213,050
Royal Bank of Scotland Group plc, VRN, 8.00%, 8/10/25(3)	400,000	421,000
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	150,000	144,375
Travelport Corporate Finance plc, 6.00%, 3/15/26(1)	50,000	50,500
Trident Merger Sub, Inc., 6.625%, 11/1/25(1)	50,000	48,875
Vantiv LLC / Vantiv Issuer Corp., 4.375%, 11/15/25(1)	200,000	191,594
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22(1)	75,000	77,906
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	200,000	195,250
		6,212,363
Diversified Telecommunication Services — 3.5%
CenturyLink, Inc., 5.625%, 4/1/20	75,000	76,125
CenturyLink, Inc., 5.80%, 3/15/22	100,000	99,500
CenturyLink, Inc., 6.75%, 12/1/23	25,000	25,188
CenturyLink, Inc., 7.50%, 4/1/24	275,000	283,250
CenturyLink, Inc., 7.60%, 9/15/39	425,000	354,875
Cogent Communications Group, Inc., 5.375%, 3/1/22(1)	75,000	77,250
Frontier Communications Corp., 10.50%, 9/15/22	825,000	752,812
Frontier Communications Corp., 11.00%, 9/15/25	225,000	181,057
Frontier Communications Corp., 8.50%, 4/1/26(1)	100,000	96,875
Hughes Satellite Systems Corp., 6.625%, 8/1/26	250,000	231,875
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	850,000	850,000
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	75,000	78,938
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	675,000	713,812
Intelsat Luxembourg SA, 8.125%, 6/1/23	200,000	162,500
Level 3 Financing, Inc., 5.375%, 8/15/22	50,000	50,125
Level 3 Financing, Inc., 5.625%, 2/1/23	375,000	375,937
Level 3 Financing, Inc., 5.375%, 1/15/24	50,000	49,125
Sprint Capital Corp., 6.875%, 11/15/28	175,000	168,438
Sprint Capital Corp., 8.75%, 3/15/32	1,400,000	1,501,500
Windstream Holding of the Midwest, Inc., 6.75%, 4/1/28	50,000	32,875
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20	325,000	293,312

Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/1/21	31,000	25,033
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)	43,000	41,065
		6,521,467
Electric Utilities — 0.1%
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	75,000	72,375
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	50,000	46,938
		119,313
Electronic Equipment, Instruments and Components†
Itron, Inc., 5.00%, 1/15/26(1)	25,000	23,805
Energy Equipment and Services — 2.8%
Apergy Corp., 6.375%, 5/1/26(1)	50,000	50,875
Bristow Group, Inc., 8.75%, 3/1/23(1)	75,000	73,500
Calfrac Holdings LP, 8.50%, 6/15/26(1)	250,000	251,562
CSI Compressco LP / CSI Compressco Finance, Inc., 7.25%, 8/15/22	50,000	46,000
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	175,000	182,000
Ensco plc, 7.75%, 2/1/26	125,000	118,556
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	125,000	132,187
FTS International, Inc., 6.25%, 5/1/22	325,000	329,452
Global Marine, Inc., 7.00%, 6/1/28	25,000	25,375
Jonah Energy LLC / Jonah Energy Finance Corp., 7.25%, 10/15/25(1)	125,000	101,563
KCA Deutag UK Finance plc, 9.625%, 4/1/23(1)	200,000	203,250
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.625%, 5/1/24(1)	125,000	130,625
Nabors Industries, Inc., 5.00%, 9/15/20	50,000	50,625
Nabors Industries, Inc., 4.625%, 9/15/21	25,000	24,563
Noble Holding International Ltd., 7.75%, 1/15/24	450,000	428,625
Noble Holding International Ltd., 7.875%, 2/1/26(1)	350,000	360,937
Noble Holding International Ltd., 6.20%, 8/1/40	25,000	18,125
Parker Drilling Co., 7.50%, 8/1/20	50,000	42,000
Parker Drilling Co., 6.75%, 7/15/22	50,000	36,750
Precision Drilling Corp., 5.25%, 11/15/24	25,000	23,750
Precision Drilling Corp., 7.125%, 1/15/26(1)	100,000	102,950
Rowan Cos., Inc., 7.375%, 6/15/25	125,000	121,562
Sanjel Corp., 7.50%, 6/19/19(1)(4)(5)	200,000	—
SESI LLC, 7.125%, 12/15/21	200,000	203,750
SESI LLC, 7.75%, 9/15/24	75,000	77,344
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	200,000	202,250
Transocean Guardian Ltd., 5.875%, 1/15/24(1)(6)	75,000	74,625
Transocean, Inc., 5.80%, 10/15/22	225,000	223,807
Transocean, Inc., 9.00%, 7/15/23(1)	100,000	108,000
Transocean, Inc., 7.50%, 1/15/26(1)	275,000	279,984
Transocean, Inc., 7.50%, 4/15/31	125,000	116,563
Transocean, Inc., 9.35%, 12/15/41	100,000	99,813
Trinidad Drilling Ltd., 6.625%, 2/15/25(1)	75,000	72,563
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26(1)	175,000	181,781
Weatherford International LLC, 9.875%, 3/1/25(1)	125,000	126,250
Weatherford International Ltd., 5.125%, 9/15/20	25,000	25,250
Weatherford International Ltd., 7.75%, 6/15/21	50,000	51,625
Weatherford International Ltd., 8.25%, 6/15/23	75,000	74,594
Weatherford International Ltd., 9.875%, 2/15/24	250,000	253,670
Weatherford International Ltd., 6.50%, 8/1/36	25,000	19,688

Weatherford International Ltd., 7.00%, 3/15/38	75,000	60,188
		5,106,577
Engineering and Construction — 0.1%
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25(1)	100,000	95,250
Equity Real Estate Investment Trusts (REITs) — 0.7%
AHP Health Partners, Inc., 9.75%, 7/15/26(1)	75,000	75,375
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	25,000	25,063
CyrusOne LP / CyrusOne Finance Corp., 5.375%, 3/15/27	25,000	24,875
Equinix, Inc., 5.375%, 4/1/23	350,000	360,019
Equinix, Inc., 5.75%, 1/1/25	75,000	75,915
Equinix, Inc., 5.375%, 5/15/27	150,000	150,000
FelCor Lodging LP, 6.00%, 6/1/25	375,000	386,250
GEO Group, Inc. (The), 6.00%, 4/15/26	25,000	24,375
Sabra Health Care LP / Sabra Capital Corp., 5.50%, 2/1/21	50,000	50,985
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	100,000	92,000
		1,264,857
Financial Services — 0.1%
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	150,000	167,345
Food and Staples Retailing — 0.5%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24	125,000	118,438
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 3/15/25	200,000	178,000
Albertsons Cos., Inc., VRN, 6.09%, 10/15/18, resets quarterly off the 3-month LIBOR plus 3.75%(1)	50,000	50,250
Cumberland Farms, Inc., 6.75%, 5/1/25(1)	150,000	152,250
HRG Group, Inc., 7.75%, 1/15/22	100,000	103,000
Ingles Markets, Inc., 5.75%, 6/15/23	50,000	49,500
Rite Aid Corp., 7.70%, 2/15/27	25,000	21,250
US Foods, Inc., 5.875%, 6/15/24(1)	175,000	178,937
		851,625
Food Products — 0.8%
B&G Foods, Inc., 5.25%, 4/1/25	125,000	118,125
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	150,000	144,562
Clearwater Seafoods, Inc., 6.875%, 5/1/25(1)	75,000	72,188
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	175,000	177,625
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	150,000	144,375
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	150,000	139,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 1/15/24	50,000	52,938
Post Holdings, Inc., 5.75%, 3/1/27(1)	475,000	459,562
Sigma Holdco BV, 7.875%, 5/15/26(1)	200,000	188,500
		1,497,375
Gas Utilities — 2.7%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(1)	100,000	98,500
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	25,000	25,653
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	300,000	303,750
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22(1)	75,000	76,125
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 7/15/26(1)	50,000	49,610
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	350,000	382,812
Cheniere Energy Partners LP, 5.25%, 10/1/25(1)	150,000	146,692
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	75,000	73,125
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	375,000	384,375
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	100,000	100,250
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	75,000	75,375
Energy Transfer Equity LP, 7.50%, 10/15/20	850,000	908,437
Energy Transfer Equity LP, 4.25%, 3/15/23	250,000	241,877

Energy Transfer Partners LP, 5.80%, 6/15/38	125,000	124,005
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	50,000	48,250
Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	50,000	47,250
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	75,000	76,125
MPLX LP, 5.50%, 2/15/23	25,000	25,504
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	125,000	124,219
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	75,000	74,344
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	250,000	253,437
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	100,000	114,500
SemGroup Corp., 6.375%, 3/15/25	100,000	95,500
SemGroup Corp., 7.25%, 3/15/26	100,000	98,500
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	75,000	73,125
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	200,000	197,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	50,000	47,750
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 9/15/24(1)	75,000	76,875
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	250,000	250,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, 3/15/24	25,000	26,313
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	75,000	74,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	125,000	126,094
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	75,000	76,125
Williams Cos., Inc. (The), 7.875%, 9/1/21	75,000	83,813
Williams Cos., Inc. (The), 3.70%, 1/15/23	25,000	24,313
Williams Cos., Inc. (The), 4.55%, 6/24/24	25,000	25,125
		5,030,123
Health Care Equipment and Supplies — 0.3%
Avantor, Inc., 6.00%, 10/1/24(1)	100,000	99,170
DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	50,000	50,860
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	50,000	41,925
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	100,000	98,250
Universal Hospital Services, Inc., 7.625%, 8/15/20	225,000	225,281
		515,486
Health Care Providers and Services — 4.4%
Centene Corp., 6.125%, 2/15/24	75,000	79,219
Centene Escrow I Corp., 5.375%, 6/1/26(1)	300,000	304,689
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	196,000	100,940
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)(6)	150,000	150,765
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	71,000	59,019
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/22/19(1)(3)	125,000	112,969
DaVita, Inc., 5.75%, 8/15/22	50,000	50,875
DaVita, Inc., 5.125%, 7/15/24	100,000	97,187
DaVita, Inc., 5.00%, 5/1/25	50,000	47,188
Encompass Health Corp., 5.75%, 11/1/24	25,000	25,108
Envision Healthcare Corp., 5.625%, 7/15/22	150,000	153,281
Envision Healthcare Corp., 6.25%, 12/1/24(1)	100,000	107,000
HCA Healthcare, Inc., 6.25%, 2/15/21	50,000	52,000
HCA, Inc., 3.75%, 3/15/19	175,000	176,094
HCA, Inc., 6.50%, 2/15/20	275,000	287,031
HCA, Inc., 7.50%, 2/15/22	75,000	81,750
HCA, Inc., 5.875%, 3/15/22	150,000	156,750
HCA, Inc., 4.75%, 5/1/23	1,025,000	1,025,000
HCA, Inc., 5.00%, 3/15/24	75,000	75,187
HCA, Inc., 5.375%, 2/1/25	300,000	296,160
HCA, Inc., 5.875%, 2/15/26	175,000	176,969

HCA, Inc., 5.25%, 6/15/26	75,000	74,677
HCA, Inc., MTN, 7.58%, 9/15/25	1,250,000	1,356,250
Kindred Healthcare, Inc., 8.00%, 1/15/20	309,000	332,642
Kindred Healthcare, Inc., 6.375%, 4/15/22	125,000	129,375
Kindred Healthcare, Inc., 8.75%, 1/15/23	50,000	53,282
LifePoint Health, Inc., 5.50%, 12/1/21	100,000	100,250
LifePoint Health, Inc., 5.875%, 12/1/23	75,000	74,906
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	100,000	102,750
Polaris Intermediate Corp., (Toggle PIK), 8.50%, 12/1/22(1)	275,000	284,625
Select Medical Corp., 6.375%, 6/1/21	375,000	381,516
Tenet Healthcare Corp., 6.75%, 2/1/20	25,000	25,750
Tenet Healthcare Corp., 6.00%, 10/1/20	385,000	397,031
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50,000	52,188
Tenet Healthcare Corp., 8.125%, 4/1/22	475,000	497,562
Tenet Healthcare Corp., 6.75%, 6/15/23	500,000	499,375
Tenet Healthcare Corp., 4.625%, 7/15/24(1)	100,000	95,095
		8,072,455
Hotels, Restaurants and Leisure — 6.5%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	700,000	665,840
Aramark Services, Inc., 5.125%, 1/15/24	763,000	764,907
Aramark Services, Inc., 5.00%, 4/1/25(1)	100,000	99,750
Aramark Services, Inc., 5.00%, 2/1/28(1)	450,000	430,875
Boyd Gaming Corp., 6.875%, 5/15/23	325,000	341,656
Boyd Gaming Corp., 6.375%, 4/1/26	500,000	507,500
Boyd Gaming Corp., 6.00%, 8/15/26(1)	600,000	594,750
Boyne USA, Inc., 7.25%, 5/1/25(1)	175,000	183,312
Churchill Downs, Inc., 4.75%, 1/15/28(1)	125,000	116,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	200,000	205,000
Eldorado Resorts, Inc., 7.00%, 8/1/23	150,000	158,062
Eldorado Resorts, Inc., 6.00%, 4/1/25	275,000	276,719
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	200,000	211,500
Golden Nugget, Inc., 6.75%, 10/15/24(1)	425,000	426,139
Golden Nugget, Inc., 8.75%, 10/1/25(1)	300,000	308,913
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26(1)	325,000	320,937
Inn of the Mountain Gods Resort & Casino, VRN, 9.25%, 11/30/20(1)(3)	50,000	47,625
IRB Holding Corp., 6.75%, 2/15/26(1)	125,000	119,688
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	100,000	108,500
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	150,000	157,125
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	100,000	98,970
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	750,000	783,750
Merlin Entertainments plc, 5.75%, 6/15/26(1)	200,000	203,520
MGM Resorts International, 8.625%, 2/1/19	50,000	51,500
MGM Resorts International, 6.75%, 10/1/20	475,000	498,750
MGM Resorts International, 6.625%, 12/15/21	125,000	131,875
MGM Resorts International, 7.75%, 3/15/22	50,000	54,625
MGM Resorts International, 5.75%, 6/15/25	700,000	702,625
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	325,000	307,531
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	75,000	76,125
NCL Corp. Ltd., 4.75%, 12/15/21(1)	171,000	171,000
Scientific Games International, Inc., 6.25%, 9/1/20	100,000	100,500
Scientific Games International, Inc., 6.625%, 5/15/21	75,000	76,313
Scientific Games International, Inc., 10.00%, 12/1/22	1,425,000	1,522,969
Scientific Games International, Inc., 5.00%, 10/15/25(1)	75,000	71,625

Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	125,000	135,638
Station Casinos LLC, 5.00%, 10/1/25(1)	350,000	329,875
Viking Cruises Ltd., 6.25%, 5/15/25(1)	25,000	24,625
Viking Cruises Ltd., 5.875%, 9/15/27(1)	100,000	94,750
VOC Escrow Ltd., 5.00%, 2/15/28(1)	25,000	23,743
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	175,000	163,844
Wynn Macau Ltd., 4.875%, 10/1/24(1)	200,000	191,440
Wynn Macau Ltd., 5.50%, 10/1/27(1)	200,000	191,500
		12,052,141
Household Durables — 1.6%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 2/15/21(1)	45,000	45,450
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	75,000	71,625
AV Homes, Inc., 6.625%, 5/15/22	175,000	180,906
Beazer Homes USA, Inc., 8.75%, 3/15/22	100,000	106,500
Beazer Homes USA, Inc., 7.25%, 2/1/23	13,000	13,358
Beazer Homes USA, Inc., 6.75%, 3/15/25	77,000	73,920
Brookfield Residential Properties, Inc., 6.375%, 5/15/25(1)	100,000	100,500
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	75,000	75,656
Century Communities, Inc., 6.875%, 5/15/22	175,000	179,953
Century Communities, Inc., 5.875%, 7/15/25	100,000	94,750
K Hovnanian Enterprises, Inc., 13.50%, 2/1/26(1)	26,000	26,910
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	11,180
KB Home, 7.00%, 12/15/21	125,000	131,875
Lennar Corp., 6.25%, 12/15/21	50,000	52,625
Lennar Corp., 4.125%, 1/15/22	175,000	173,906
Lennar Corp., 5.25%, 6/1/26	25,000	24,625
Lennar Corp., 5.00%, 6/15/27	200,000	192,500
Mattamy Group Corp., 6.50%, 10/1/25(1)	75,000	73,917
Meritage Homes Corp., 7.15%, 4/15/20	25,000	26,500
Meritage Homes Corp., 6.00%, 6/1/25	250,000	254,375
Shea Homes LP / Shea Homes Funding Corp., 6.125%, 4/1/25(1)	275,000	275,000
TRI Pointe Group, Inc., 5.25%, 6/1/27	300,000	275,625
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	50,000	49,875
William Lyon Homes, Inc., 7.00%, 8/15/22	25,000	25,531
William Lyon Homes, Inc., 6.00%, 9/1/23(1)	100,000	99,221
William Lyon Homes, Inc., 5.875%, 1/31/25	125,000	118,594
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	175,000	181,562
		2,936,439
Household Products — 0.6%
Central Garden & Pet Co., 6.125%, 11/15/23	50,000	51,937
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/26(1)(6)	200,000	203,750
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	700,000	689,500
Prestige Brands, Inc., 5.375%, 12/15/21(1)	50,000	50,188
Prestige Brands, Inc., 6.375%, 3/1/24(1)	75,000	74,625
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	50,000	48,000
Spectrum Brands, Inc., 6.625%, 11/15/22	50,000	51,750
Spectrum Brands, Inc., 6.125%, 12/15/24	25,000	25,375
		1,195,125
Industrial — 0.2%
BWX Technologies, Inc., 5.375%, 7/15/26(1)	50,000	50,750
FXI Holdings, Inc., 7.875%, 11/1/24(1)	75,000	73,500
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	50,000	47,750
Mueller Water Products, Inc., 5.50%, 6/15/26(1)	50,000	50,500

TopBuild Corp., 5.625%, 5/1/26(1)	175,000	168,438
		390,938
Industrial Conglomerates — 1.1%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(1)	25,000	25,688
Avantor, Inc., 9.00%, 10/1/25(1)	350,000	353,570
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	75,000	77,812
Concordia International Corp., 9.50%, 10/21/22(1)(4)(5)	50,000	3,125
DAE Funding LLC, 4.00%, 8/1/20(1)	225,000	223,031
DAE Funding LLC, 4.50%, 8/1/22(1)	225,000	218,812
DAE Funding LLC, 5.00%, 8/1/24(1)	225,000	216,675
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	50,000	51,250
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	150,000	156,750
H&E Equipment Services, Inc., 5.625%, 9/1/25	225,000	221,625
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	75,000	78,187
Koppers, Inc., 6.00%, 2/15/25(1)	25,000	25,063
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	100,000	97,125
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(1)	125,000	118,125
TTM Technologies, Inc., 5.625%, 10/1/25(1)	75,000	73,313
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	175,000	171,281
		2,111,432
Insurance — 1.2%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	200,000	182,500
Aircastle Ltd., 4.625%, 12/15/18	155,000	156,163
Aircastle Ltd., 5.125%, 3/15/21	75,000	76,865
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	200,000	204,000
AssuredPartners, Inc., 7.00%, 8/15/25(1)	100,000	96,500
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(1)	175,000	171,062
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	206,750
Genworth Holdings, Inc., 7.70%, 6/15/20	50,000	51,750
Genworth Holdings, Inc., 7.625%, 9/24/21	25,000	25,653
International Lease Finance Corp., 5.875%, 4/1/19	25,000	25,516
MBIA Insurance Corp., VRN, 13.61%, 7/16/18, resets quarterly off the 3-month LIBOR plus 11.26%(1)(4)(5)	125,000	64,375
MBIA, Inc., 7.15%, 7/15/27	25,000	22,250
MGIC Investment Corp., 5.75%, 8/15/23	75,000	76,875
Radian Group, Inc., 5.25%, 6/15/20	30,000	30,375
Radian Group, Inc., 7.00%, 3/15/21	25,000	26,594
Radian Group, Inc., 4.50%, 10/1/24	100,000	97,000
USIS Merger Sub, Inc., 6.875%, 5/1/25(1)	150,000	149,625
Wand Merger Corp., 8.125%, 7/15/23(1)(6)	250,000	254,062
Wand Merger Corp., 9.125%, 7/15/26(1)(6)	250,000	253,125
		2,171,040
Internet and Direct Marketing Retail — 0.1%
Netflix, Inc., 5.50%, 2/15/22	100,000	103,375
Internet Software and Services — 0.3%
Match Group, Inc., 6.375%, 6/1/24	250,000	264,063
Netflix, Inc., 5.375%, 2/1/21	200,000	206,560
Netflix, Inc., 5.875%, 2/15/25	125,000	128,536
		599,159
IT Services — 1.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/25	50,000	49,375
Fair Isaac Corp., 5.25%, 5/15/26(1)	25,000	25,219
First Data Corp., 7.00%, 12/1/23(1)	1,450,000	1,513,916
First Data Corp., 5.00%, 1/15/24(1)	50,000	49,812

First Data Corp., 5.75%, 1/15/24(1)	200,000	200,620
Harland Clarke Holdings Corp., 6.875%, 3/1/20(1)	25,000	24,813
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	250,000	246,250
		2,110,005
Leisure Products — 0.2%
Constellation Merger Sub, Inc., 8.50%, 9/15/25(1)	200,000	191,250
Mattel, Inc., 6.75%, 12/31/25(1)	125,000	122,031
Mattel, Inc., 5.45%, 11/1/41	25,000	20,313
		333,594
Machinery — 1.1%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(1)	325,000	346,580
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	50,000	51,625
Cloud Crane LLC, 10.125%, 8/1/24(1)	300,000	323,250
JB Poindexter & Co., Inc., 7.125%, 4/15/26(1)	150,000	154,500
Navistar International Corp., 6.625%, 11/1/25(1)	375,000	387,187
SPX FLOW, Inc., 5.625%, 8/15/24(1)	50,000	49,875
SPX FLOW, Inc., 5.875%, 8/15/26(1)	50,000	49,750
Tennant Co., 5.625%, 5/1/25	50,000	49,875
Terex Corp., 5.625%, 2/1/25(1)	75,000	74,719
Vertiv Group Corp., 9.25%, 10/15/24(1)	125,000	123,125
Vertiv Intermediate Holding Corp., (Toggle PIK), 12.00%, 2/15/22(1)	400,000	389,500
		1,999,986
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	50,000	49,625
Media — 8.2%
Altice France SA, 6.00%, 5/15/22(1)	2,000,000	2,015,000
Altice France SA, 6.25%, 5/15/24(1)	400,000	390,000
Altice France SA, 7.375%, 5/1/26(1)	200,000	196,290
Altice Luxembourg SA, 7.75%, 5/15/22(1)	800,000	777,000
Altice US Finance I Corp., 5.375%, 7/15/23(1)	200,000	199,500
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	250,000	241,250
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	125,000	121,875
AMC Networks, Inc., 5.00%, 4/1/24	250,000	246,875
Block Communications, Inc., 6.875%, 2/15/25(1)	100,000	100,250
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	225,000	226,547
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	150,000	148,828
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	125,000	117,812
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	675,000	668,047
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 9/1/23	100,000	101,000
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	25,000	25,125
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	25,000	25,188
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	125,000	121,250
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	850,000	837,250
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	175,000	170,135
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	250,000	234,062
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27(1)	75,000	73,406
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	150,000	138,000
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	560,000	559,300
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	25,000	24,972
Cinemark USA, Inc., 5.125%, 12/15/22	200,000	202,750
Clear Channel International BV, 8.75%, 12/15/20(1)	25,000	25,969
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	300,000	299,337
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	150,000	153,000

Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	300,000	307,500
Cogent Communications Finance, Inc., 5.625%, 4/15/21(1)	75,000	75,656
CSC Holdings LLC, 7.625%, 7/15/18	175,000	175,525
CSC Holdings LLC, 8.625%, 2/15/19	175,000	180,469
DISH DBS Corp., 5.125%, 5/1/20	100,000	99,375
DISH DBS Corp., 6.75%, 6/1/21	50,000	50,188
DISH DBS Corp., 5.875%, 7/15/22	25,000	23,594
DISH DBS Corp., 5.00%, 3/15/23	100,000	87,125
DISH DBS Corp., 5.875%, 11/15/24	75,000	63,750
DISH DBS Corp., 7.75%, 7/1/26	875,000	770,000
Embarq Corp., 8.00%, 6/1/36	175,000	166,031
EW Scripps Co. (The), 5.125%, 5/15/25(1)	100,000	94,000
Gray Television, Inc., 5.125%, 10/15/24(1)	80,000	76,600
Gray Television, Inc., 5.875%, 7/15/26(1)	300,000	286,125
iHeartCommunications, Inc., (Toggle PIK), 14.00%, 2/1/21(4)(5)	105,607	13,597
Level 3 Parent LLC, 5.75%, 12/1/22	125,000	125,312
Live Nation Entertainment, Inc., 5.375%, 6/15/22(1)	50,000	51,000
Mediacom Broadband LLC / Mediacom Broadband Corp., 5.50%, 4/15/21	25,000	25,344
Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 8/15/23(1)	200,000	210,250
National CineMedia LLC, 5.75%, 8/15/26	25,000	22,938
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	300,000	289,875
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	125,000	123,137
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	125,000	117,619
Quebecor Media, Inc., 5.75%, 1/15/23	50,000	51,250
Qwest Corp., 6.75%, 12/1/21	75,000	79,988
Radiate Holdco LLC / Radiate Finance, Inc., 6.625%, 2/15/25(1)	250,000	229,375
Salem Media Group, Inc., 6.75%, 6/1/24(1)	25,000	22,813
Sinclair Television Group, Inc., 6.125%, 10/1/22	225,000	229,781
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	75,000	69,375
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	475,000	460,750
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	125,000	127,656
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	25,000	23,438
TEGNA, Inc., 4.875%, 9/15/21(1)	25,000	25,094
TEGNA, Inc., 6.375%, 10/15/23	50,000	51,563
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/28(1)	200,000	182,736
Townsquare Media, Inc., 6.50%, 4/1/23(1)	150,000	135,562
Univision Communications, Inc., 6.75%, 9/15/22(1)	436,000	447,423
UPC Holding BV, 5.50%, 1/15/28(1)	200,000	180,500
Urban One, Inc., 9.25%, 2/15/20(1)	50,000	48,750
Virgin Media Finance plc, 6.00%, 10/15/24(1)	400,000	382,020
Virgin Media Finance plc, 5.75%, 1/15/25(1)	200,000	188,250
WMG Acquisition Corp., 5.00%, 8/1/23(1)	50,000	49,938
Ziggo Bond Finance BV, 6.00%, 1/15/27(1)	300,000	282,750
Ziggo BV, 5.50%, 1/15/27(1)	150,000	140,490
		15,284,530
Metals and Mining — 4.4%
AK Steel Corp., 7.625%, 10/1/21	75,000	76,852
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	200,000	211,918
Alcoa Nederland Holding BV, 7.00%, 9/30/26(1)	200,000	213,000
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	400,000	403,500
Aleris International, Inc., 10.75%, 7/15/23(1)	100,000	100,875
ArcelorMittal, 5.25%, 8/5/20	25,000	25,844
ArcelorMittal, 6.75%, 3/1/41	100,000	113,500

Arconic, Inc., 5.125%, 10/1/24	400,000	398,518
Arconic, Inc., 5.95%, 2/1/37	225,000	218,250
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	150,000	150,570
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	150,000	154,515
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	200,000	190,250
Coeur Mining, Inc., 5.875%, 6/1/24	75,000	72,656
Commercial Metals Co., 5.75%, 4/15/26(1)	75,000	72,563
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	75,000	70,710
Constellium NV, 5.75%, 5/15/24(1)	250,000	242,500
Constellium NV, 6.625%, 3/1/25(1)	250,000	252,497
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	150,000	151,781
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	200,000	200,500
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	1,000,000	967,500
First Quantum Minerals Ltd., 6.875%, 3/1/26(1)	200,000	192,000
FMG Resources August 2006 Pty Ltd., 4.75%, 5/15/22(1)	50,000	48,438
Freeport-McMoRan, Inc., 3.10%, 3/15/20	150,000	147,562
Freeport-McMoRan, Inc., 4.00%, 11/14/21	150,000	147,000
Freeport-McMoRan, Inc., 3.55%, 3/1/22	25,000	23,813
Freeport-McMoRan, Inc., 3.875%, 3/15/23	225,000	213,187
Freeport-McMoRan, Inc., 5.45%, 3/15/43	275,000	242,605
Hecla Mining Co., 6.875%, 5/1/21	75,000	76,029
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	25,000	24,063
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	50,000	51,750
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	125,000	131,562
IAMGOLD Corp., 7.00%, 4/15/25(1)	75,000	76,852
Kinross Gold Corp., 5.125%, 9/1/21	50,000	51,548
Kinross Gold Corp., 4.50%, 7/15/27(1)	50,000	46,125
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	75,000	75,000
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)	75,000	75,000
Novelis Corp., 6.25%, 8/15/24(1)	265,000	265,662
Novelis Corp., 5.875%, 9/30/26(1)	100,000	96,000
Park-Ohio Industries, Inc., 6.625%, 4/15/27	75,000	76,313
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)	200,000	193,250
Taseko Mines Ltd., 8.75%, 6/15/22(1)	175,000	178,937
Teck Resources Ltd., 4.50%, 1/15/21	75,000	75,375
Teck Resources Ltd., 4.75%, 1/15/22	200,000	201,418
Teck Resources Ltd., 3.75%, 2/1/23	25,000	23,813
Teck Resources Ltd., 6.125%, 10/1/35	150,000	151,500
Teck Resources Ltd., 6.00%, 8/15/40	350,000	341,250
Teck Resources Ltd., 6.25%, 7/15/41	75,000	75,000
Teck Resources Ltd., 5.20%, 3/1/42	100,000	88,125
United States Steel Corp., 6.875%, 8/15/25	200,000	202,190
United States Steel Corp., 6.25%, 3/15/26	175,000	173,578
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	25,000	27,438
		8,080,682
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
iStar, Inc., 4.625%, 9/15/20	75,000	74,062
Starwood Property Trust, Inc., 4.75%, 3/15/25(1)	75,000	72,188
		146,250
Multi-Utilities — 1.8%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	125,000	121,719
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	100,000	95,500
Calpine Corp., 5.375%, 1/15/23	950,000	907,250

Calpine Corp., 5.875%, 1/15/24(1)	75,000	74,437
Calpine Corp., 5.50%, 2/1/24	75,000	69,188
Calpine Corp., 5.75%, 1/15/25	175,000	160,453
Calpine Corp., 5.25%, 6/1/26(1)	125,000	118,281
GenOn Energy, Inc., 7.875%, 6/15/17(4)(7)	75,000	70,312
GenOn Energy, Inc., 9.50%, 10/15/18(4)(5)	25,000	22,875
LBC Tank Terminals Holding Netherlands BV, 6.875%, 5/15/23(1)	200,000	203,000
NRG Energy, Inc., 6.25%, 7/15/22	25,000	25,789
NRG Energy, Inc., 6.25%, 5/1/24	25,000	25,750
NRG Energy, Inc., 6.625%, 1/15/27	200,000	206,500
NRG Energy, Inc., 5.75%, 1/15/28(1)	175,000	172,375
NRG Yield Operating LLC, 5.00%, 9/15/26	150,000	143,625
Talen Energy Supply LLC, 9.50%, 7/15/22(1)	25,000	24,672
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	250,000	223,750
Vistra Energy Corp., 7.375%, 11/1/22	275,000	288,062
Vistra Energy Corp., 8.03%, 2/2/24	25,517	26,729
Vistra Energy Corp., 7.625%, 11/1/24	75,000	80,344
Vistra Energy Corp., 8.00%, 1/15/25(1)	75,000	80,884
Vistra Energy Corp., 8.125%, 1/30/26(1)	225,000	245,250
		3,386,745
Multiline Retail — 0.2%
JC Penney Corp., Inc., 8.625%, 3/15/25(1)	175,000	148,750
JC Penney Corp., Inc., 6.375%, 10/15/36	125,000	70,937
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	50,000	33,313
Neiman Marcus Group Ltd. LLC, (Toggle PIK), 8.75%, 10/15/21(1)	125,000	83,750
		336,750
Oil, Gas and Consumable Fuels — 10.0%
Aker BP ASA, 5.875%, 3/31/25(1)	150,000	155,025
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 5/1/25(1)	125,000	133,594
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	200,000	213,000
Antero Resources Corp., 5.375%, 11/1/21	75,000	76,219
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	350,000	386,750
California Resources Corp., 8.00%, 12/15/22(1)	575,000	524,687
Callon Petroleum Co., 6.125%, 10/1/24	175,000	178,062
Callon Petroleum Co., 6.375%, 7/1/26(1)	175,000	176,094
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	65,000	65,488
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	300,000	305,250
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	75,000	73,125
Chaparral Energy, Inc., 8.75%, 7/15/23(1)	125,000	126,172
Chesapeake Energy Corp., 6.625%, 8/15/20	211,000	217,857
Chesapeake Energy Corp., 6.875%, 11/15/20	300,000	311,250
Chesapeake Energy Corp., 5.375%, 6/15/21	75,000	73,875
Chesapeake Energy Corp., 8.00%, 1/15/25	450,000	459,427
Citgo Holding, Inc., 10.75%, 2/15/20(1)	400,000	427,500
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	50,000	50,015
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 12.00%, 11/1/21	125,000	129,688
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 3/15/24	250,000	190,000
CNX Resources Corp., 5.875%, 4/15/22	350,000	352,691
CONSOL Energy, Inc., 11.00%, 11/15/25(1)	100,000	110,250
Continental Resources, Inc., 4.90%, 6/1/44	25,000	24,555
Conuma Coal Resources Ltd., 10.00%, 5/1/23(1)	125,000	127,500
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	175,000	179,375
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	175,000	169,312

CVR Refining LLC / Coffeyville Finance, Inc., 6.50%, 11/1/22	50,000	51,250
Denbury Resources, Inc., 9.00%, 5/15/21(1)	359,000	381,330
Denbury Resources, Inc., 6.375%, 8/15/21	375,000	360,937
Denbury Resources, Inc., 9.25%, 3/31/22(1)	86,000	91,375
Diamondback Energy, Inc., 5.375%, 5/31/25(1)	50,000	50,063
Eclipse Resources Corp., 8.875%, 7/15/23	25,000	23,813
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	362,000	359,285
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	375,000	259,687
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)	867,000	715,275
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	50,000	39,000
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	50,000	52,625
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	175,000	167,792
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	75,000	69,188
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	25,000	22,750
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	48,375
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	48,375
Gulfport Energy Corp., 6.00%, 10/15/24	150,000	145,125
Gulfport Energy Corp., 6.375%, 5/15/25	25,000	24,406
Gulfport Energy Corp., 6.375%, 1/15/26	100,000	96,250
Halcon Resources Corp., 6.75%, 2/15/25	200,000	188,000
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26(1)	200,000	200,500
HighPoint Operating Corp., 7.00%, 10/15/22	50,000	50,250
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	175,000	170,187
Jagged Peak Energy LLC, 5.875%, 5/1/26(1)	100,000	98,250
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.75%, 4/1/22	100,000	62,500
Jones Energy Holdings LLC / Jones Energy Finance Corp., 9.25%, 3/15/23	75,000	46,875
Jones Energy Holdings LLC / Jones Energy Finance Corp., 9.25%, 3/15/23(1)	100,000	100,500
Laredo Petroleum, Inc., 5.625%, 1/15/22	50,000	49,563
MEG Energy Corp., 6.375%, 1/30/23(1)	450,000	422,437
MEG Energy Corp., 7.00%, 3/31/24(1)	225,000	211,219
MEG Energy Corp., 6.50%, 1/15/25(1)	25,000	25,031
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	350,000	343,318
Murphy Oil Corp., 4.45%, 12/1/22	75,000	74,056
Murphy Oil Corp., 6.875%, 8/15/24	275,000	289,437
Murphy Oil Corp., 5.75%, 8/15/25	100,000	99,970
Murray Energy Corp., 11.25%, 4/15/21(1)	875,000	520,625
Newfield Exploration Co., 5.75%, 1/30/22	50,000	52,313
Oasis Petroleum, Inc., 6.50%, 11/1/21	350,000	357,875
Oasis Petroleum, Inc., 6.875%, 3/15/22	100,000	101,971
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	75,000	75,844
Parkland Fuel Corp., 6.00%, 4/1/26(1)	50,000	49,375
Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24(1)	125,000	130,000
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27(1)	50,000	49,750
PDC Energy, Inc., 6.125%, 9/15/24	100,000	102,500
Peabody Energy Corp., 6.00%, 3/31/22(1)	250,000	254,062
QEP Resources, Inc., 5.625%, 3/1/26	100,000	95,875
Range Resources Corp., 5.875%, 7/1/22	50,000	50,875
Range Resources Corp., 5.00%, 8/15/22	400,000	398,000
Range Resources Corp., 5.00%, 3/15/23	25,000	24,413
Resolute Energy Corp., 8.50%, 5/1/20	300,000	300,000
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/23(1)	75,000	75,375
Sanchez Energy Corp., 7.75%, 6/15/21	500,000	428,750
Sanchez Energy Corp., 6.125%, 1/15/23	650,000	443,625

Seven Generations Energy Ltd., 6.875%, 6/30/23(1)	150,000	155,438
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	150,000	144,563
SM Energy Co., 6.50%, 11/15/21	100,000	102,363
SM Energy Co., 6.125%, 11/15/22	350,000	360,500
SM Energy Co., 6.50%, 1/1/23	25,000	25,375
SM Energy Co., 5.625%, 6/1/25	325,000	315,250
SM Energy Co., 6.75%, 9/15/26	200,000	201,500
Southern Star Central Corp., 5.125%, 7/15/22(1)	75,000	75,000
Southwestern Energy Co., 4.10%, 3/15/22	250,000	240,000
Southwestern Energy Co., 6.70%, 1/23/25	250,000	245,625
SRC Energy, Inc., 6.25%, 12/1/25(1)	125,000	125,469
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	75,000	73,125
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23(1)	300,000	288,750
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(1)	50,000	47,500
Vermilion Energy, Inc., 5.625%, 3/15/25(1)	50,000	49,875
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	225,000	208,687
Warrior Met Coal, Inc., 8.00%, 11/1/24(1)	350,000	362,250
Whiting Petroleum Corp., 5.75%, 3/15/21	550,000	563,458
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	75,000	76,875
WildHorse Resource Development Corp., 6.875%, 2/1/25	175,000	179,375
WPX Energy, Inc., 6.00%, 1/15/22	19,000	19,855
WPX Energy, Inc., 8.25%, 8/1/23	250,000	284,375
WPX Energy, Inc., 5.75%, 6/1/26	125,000	125,469
		18,457,660
Paper and Forest Products — 0.1%
Appvion, Inc., 9.00%, 6/1/20(1)(4)(5)	200,000	1,250
Cascades, Inc., 5.50%, 7/15/22(1)	25,000	24,906
Mercer International, Inc., 6.50%, 2/1/24	175,000	177,625
		203,781
Personal Products — 0.1%
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	25,000	22,938
High Ridge Brands Co., 8.875%, 3/15/25(1)	50,000	22,500
Revlon Consumer Products Corp., 6.25%, 8/1/24	100,000	56,500
		101,938
Pharmaceuticals — 3.0%
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	100,000	100,470
Eagle Holding Co. II LLC, (Toggle PIK), 7.625%, 5/15/22(1)	250,000	253,175
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,250,000	1,034,375
Endo Finance LLC, 5.75%, 1/15/22(1)	150,000	135,000
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	225,000	208,125
inVentiv Group Holdings, Inc. / inVentiv Health Inc/inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	202,000	212,605
Valeant Pharmaceuticals International, 6.75%, 8/15/21(1)	275,000	278,094
Valeant Pharmaceuticals International, 7.25%, 7/15/22(1)	225,000	230,436
Valeant Pharmaceuticals International, 8.50%, 1/31/27(1)	125,000	127,187
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	200,000	203,188
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	500,000	508,750
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	450,000	424,406
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	425,000	393,125
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(1)	25,000	24,731
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(1)	1,375,000	1,431,719
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	100,000	96,000
		5,661,386

Professional Services — 0.1%
Gartner, Inc., 5.125%, 4/1/25(1)	50,000	49,875
Michael Baker International LLC, 8.75%, 3/1/23(1)	175,000	171,500
		221,375
Real Estate Management and Development — 0.5%
Crescent Communities LLC / Crescent Ventures, Inc., 8.875%, 10/15/21(1)	110,000	116,600
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	50,000	51,063
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	75,000	72,937
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	75,000	73,781
Hunt Cos., Inc., 6.25%, 2/15/26(1)	250,000	233,750
Kennedy-Wilson, Inc., 5.875%, 4/1/24	150,000	146,250
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	350,000	330,750
		1,025,131
Semiconductors and Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	198,000	219,780
Advanced Micro Devices, Inc., 7.00%, 7/1/24	292,000	308,790
Amkor Technology, Inc., 6.375%, 10/1/22	100,000	102,125
Entegris, Inc., 4.625%, 2/10/26(1)	125,000	119,687
Micron Technology, Inc., 5.50%, 2/1/25	50,000	52,313
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	400,000	400,000
NXP BV / NXP Funding LLC, 4.625%, 6/15/22(1)	200,000	203,500
Qorvo, Inc., 7.00%, 12/1/25	100,000	108,000
		1,514,195
Software — 1.5%
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	1,075,000	1,100,531
Boxer Parent Co., Inc., (Toggle PIK), 9.00%, 10/15/19(1)	25,000	25,000
CDK Global, Inc., 5.00%, 10/15/24	75,000	76,875
CDK Global, Inc., 5.875%, 6/15/26	150,000	153,562
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	150,000	142,478
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	175,000	183,750
Infor Software Parent LLC / Infor Software Parent, Inc., (Toggle PIK), 7.125%, 5/1/21(1)	450,000	452,812
Infor US, Inc., 6.50%, 5/15/22	135,000	136,181
Informatica LLC, 7.125%, 7/15/23(1)	50,000	50,761
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	125,000	125,938
RP Crown Parent LLC, 7.375%, 10/15/24(1)	150,000	154,830
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	200,000	165,000
		2,767,718
Specialty Retail — 1.0%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	250,000	245,000
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	200,000	205,690
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	150,000	139,500
Carlson Travel, Inc., 9.50%, 12/15/24(1)	202,000	183,315
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp., 8.00%, 6/1/21(1)	25,000	25,375
Group 1 Automotive, Inc., 5.00%, 6/1/22	75,000	75,188
Group 1 Automotive, Inc., 5.25%, 12/15/23(1)	25,000	24,125
Herc Rentals, Inc., 7.50%, 6/1/22(1)	52,000	55,250
Herc Rentals, Inc., 7.75%, 6/1/24(1)	151,000	161,947
Lithia Motors, Inc., 5.25%, 8/1/25(1)	50,000	48,875
Penske Automotive Group, Inc., 3.75%, 8/15/20	50,000	49,625
Penske Automotive Group, Inc., 5.75%, 10/1/22	275,000	278,609
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	75,000	78,563
Sonic Automotive, Inc., 5.00%, 5/15/23	75,000	72,000
Sonic Automotive, Inc., 6.125%, 3/15/27	175,000	166,250

United Rentals North America, Inc., 5.875%, 9/15/26	100,000	101,125
		1,910,437
Technology Hardware, Storage and Peripherals — 1.8%
Ascend Learning LLC, 6.875%, 8/1/25(1)	50,000	50,563
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	450,000	457,232
Diebold Nixdorf, Inc., 8.50%, 4/15/24	75,000	72,118
EMC Corp., 2.65%, 6/1/20	1,225,000	1,190,144
Everi Payments, Inc., 7.50%, 12/15/25(1)	175,000	175,875
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	225,000	228,937
NCR Corp., 5.875%, 12/15/21	25,000	25,469
NCR Corp., 6.375%, 12/15/23	400,000	415,500
Western Digital Corp., 4.75%, 2/15/26	700,000	682,062
		3,297,900
Textiles, Apparel and Luxury Goods — 0.2%
Claire's Stores, Inc., 8.875%, 3/15/19(4)(5)	25,000	2,250
L Brands, Inc., 5.25%, 2/1/28	75,000	66,750
L Brands, Inc., 6.75%, 7/1/36	275,000	243,375
		312,375
Tobacco†
Vector Group Ltd., 6.125%, 2/1/25(1)	75,000	72,656
Trading Companies and Distributors — 0.1%
United Rentals North America, Inc., 4.875%, 1/15/28	150,000	139,688
Transportation and Logistics — 0.3%
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	200,000	202,500
BCD Acquisition, Inc., 9.625%, 9/15/23(1)	50,000	53,500
Wabash National Corp., 5.50%, 10/1/25(1)	250,000	240,625
		496,625
Utilities†
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)(6)	50,000	50,563
Wireless Telecommunication Services — 1.9%
Digicel Group Ltd., 8.25%, 9/30/20(1)	800,000	607,000
Digicel Group Ltd., 7.125%, 4/1/22(1)	200,000	132,500
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,768,000	1,805,570
Sprint Communications, Inc., 9.25%, 4/15/22	100,000	113,500
Sprint Corp., 7.875%, 9/15/23	350,000	363,781
T-Mobile USA, Inc., 4.00%, 4/15/22	75,000	74,423
T-Mobile USA, Inc., 6.00%, 3/1/23	225,000	232,987
T-Mobile USA, Inc., 5.125%, 4/15/25	25,000	25,188
T-Mobile USA, Inc., 4.50%, 2/1/26	175,000	163,625
T-Mobile USA, Inc., 4.75%, 2/1/28	25,000	23,156
Xplornet Communications, Inc., (Toggle PIK), 9.625%, 6/1/22(1)	27,734	28,947
		3,570,677
TOTAL CORPORATE BONDS (Cost $157,343,746)		155,699,468
BANK LOAN OBLIGATIONS(8) — 2.9%
Auto Components†
USI, Inc., 2017 Repriced Term Loan, 5.33%, 5/16/24, resets quarterly off the 3-month LIBOR plus 3.00%	24,563	24,450
Basic Materials†
Big River Steel LLC, Term Loan B, 7.33%, 8/23/23, resets quarterly off the 3-month LIBOR plus 5.00%	49,563	50,399
Chemicals — 0.1%
Consolidated Energy Finance SA, Term Loan B, 4.52%, 5/7/25, resets monthly off the 1-month LIBOR plus 2.50%	150,000	149,250

Venator Materials Corporation, Term Loan B, 5.09%, 8/8/24, resets monthly off the 1-month LIBOR plus 3.00%	49,625	49,749
		198,999
Commercial Services and Supplies†
Seminole Tribe of Florida, 2018 Term Loan B, 3.84%, 7/8/24, resets monthly off the 1-month LIBOR plus 1.75%	74,250	74,515
Communications†
CPI International Inc., 2017 1st Lien Term Loan, 5.59%, 7/26/24, resets monthly off the 1-month LIBOR plus 3.50%	62	62
Parexel International Corporation, Term Loan B, 4.84%, 9/27/24, resets monthly off the 1-month LIBOR plus 2.75%	74,438	74,128
		74,190
Communications Equipment — 0.1%
Radiate Holdco, LLC, 1st Lien Term Loan, 5.09%, 2/1/24, resets monthly off the 1-month LIBOR plus 3.00%	98,750	97,446
Construction Materials†
Pisces Midco, Inc., 2018 Term Loan, 6.09%, 4/12/25, resets quarterly off the 3-month LIBOR plus 3.75%	50,000	49,953
Consumer, Cyclical — 0.3%
Direct ChassisLink Inc., 2017 2nd Lien Term Loan, 8.09%, 6/15/23, resets monthly off the 1-month LIBOR plus 6.00%	75,000	75,844
LSF9 Cypress Holdings, LLC, 2018 Term Loan B, 5/10/25(9)	125,000	124,883
LTF Merger Sub, Inc., 2017 Term Loan B, 5.06%, 6/10/22, resets quarterly off the 3-month LIBOR plus 2.75%	269,958	269,675
Tacala, LLC, 1st Lien Term Loan, 5.23%, 1/31/25, resets monthly off the 1-month LIBOR plus 3.25%	49,875	49,763
		520,165
Consumer, Non-cyclical — 0.1%
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 6.08%, 5/23/25, resets quarterly off the 3-month LIBOR plus 3.75%	50,000	50,000
Surgery Center Holdings, Inc., 2017 Term Loan B, 5.35%, 9/2/24, resets bi-monthly off the 2-month LIBOR plus 3.25%	49,625	49,568
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 5.84%, 8/25/24, resets monthly off the 1-month LIBOR plus 3.75%	74,438	74,647
USS Ultimate Holdings, Inc., 2nd Lien Term Loan, 9.84%, 8/25/25, resets monthly off the 1-month LIBOR plus 7.75%	50,000	50,375
		224,590
Containers and Packaging — 0.2%
Berry Global, Inc., Term Loan R, 4.05%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.00%	49,375	49,365
BWAY Holding Company, 2017 Term Loan B, 5.59%, 4/3/24, resets quarterly off the 3-month LIBOR plus 3.25%	97,939	97,541
Consolidated Container Company LLC, 2017 1st Lien Term Loan, 4.84%, 5/22/24, resets monthly off the 1-month LIBOR plus 2.75%	8,303	8,311
Consolidated Container Company LLC, 2017 1st Lien Term Loan, 4.84%, 5/22/24, resets monthly off the 1-month LIBOR plus 2.75%	41,322	41,364
Flex Acquisition Company, Inc., 1st Lien Term Loan, 5.31%, 12/29/23, resets quarterly off the 3-month LIBOR plus 3.00%	123,750	123,402
		319,983
Diversified Financial Services — 0.3%
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.34%, 10/3/23, resets monthly off the 1-month LIBOR plus 3.25%	10,005	9,989
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.34%, 10/3/23, resets monthly off the 1-month LIBOR plus 3.25%	13,816	13,793
Edelman Financial Group, The, 2018 2nd Lien Term Loan, 6/8/26(9)	50,000	50,492
Edelman Financial Group, The, 2018 Term Loan B, 6/8/27(9)	200,000	200,001
UFC Holdings, LLC, 1st Lien Term Loan, 5.35%, 8/18/23, resets monthly off the 1-month LIBOR plus 3.25%	49,250	49,348
UFC Holdings, LLC, 2nd Lien Term Loan, 9.59%, 8/18/24, resets monthly off the 1-month LIBOR plus 7.50%	150,000	151,594
		475,217
Energy — 0.1%
BCP Renaissance Parent LLC, 2017 Term Loan B, 5.86%, 10/31/24, resets quarterly off the 3-month LIBOR plus 3.50%	150,000	149,929
Energy Equipment and Services — 0.1%
Apergy Corporation, 2018 1st Lien Term Loan, 4.56%, 5/9/25, resets monthly off the 1-month LIBOR plus 2.50%	25,000	25,063
Covia Holdings Corporation, Term Loan, 6.05%, 6/1/25, resets quarterly off the 3-month LIBOR plus 3.75%	50,000	50,070

McDermott Technology Americas, Inc, 2018 1st Lien Term Loan, 7.09%, 5/10/25, resets monthly off the 1-month LIBOR plus 5.00%	149,625	150,568
		225,701
Financial Services — 0.1%
Asurion LLC, 2017 Term Loan B4, 4.84%, 8/4/22, resets monthly off the 1-month LIBOR plus 2.75%	67,061	67,043
Asurion LLC, 2018 Term Loan B6, 4.84%, 11/3/23, resets monthly off the 1-month LIBOR plus 2.75%	48,054	48,045
Werner FinCo LP, 2017 Term Loan, 5.98%, 7/24/24, resets monthly off the 1-month LIBOR plus 4.00%	24,875	24,440
		139,528
Food Products†
Nomad Foods Europe Midco Limited, 2017 USD Term Loan B4, 4.32%, 5/15/24, resets monthly off the 1-month LIBOR plus 2.25%	24,750	24,708
Health Care Providers and Services — 0.2%
21st Century Oncology Holdings, Inc., Exit Term Loan, 8.48%, 1/16/23, resets quarterly off the 3-month LIBOR plus 6.13%	24,440	23,561
Air Methods Corporation, 2017 Term Loan B, 5.83%, 4/21/24, resets quarterly off the 3-month LIBOR plus 3.50%	73,758	70,923
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.08%, 6/7/23, resets quarterly off the 3-month LIBOR plus 2.75%	171,076	170,368
Wink Holdco, Inc., 1st Lien Term Loan B, 5.09%, 12/2/24, resets monthly off the 1-month LIBOR plus 3.00%	74,813	74,450
Wink Holdco, Inc., 2nd Lien Term Loan B, 8.85%, 11/3/25, resets monthly off the 1-month LIBOR plus 6.75%	100,000	99,709
		439,011
Hotels, Restaurants and Leisure — 0.3%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.34%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%	22,188	22,122
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.34%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%	27,186	27,105
Aramark Services, Inc., 2018 Term Loan B3, 4.08%, 3/11/25, resets quarterly off the 3-month LIBOR plus 1.75%	49,875	49,891
Caesars Entertainment Operating Company, Exit Term Loan, 4.09%, 10/6/24, resets monthly off the 1-month LIBOR plus 2.00%	99,500	98,899
CityCenter Holdings, LLC, 2017 Term Loan B, 4.34%, 4/18/24, resets monthly off the 1-month LIBOR plus 2.25%	49,500	49,328
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 5.47%, 12/1/23, resets quarterly off the 3-month LIBOR plus 3.00%	150,000	150,422
Golden Nugget, Inc., 2017 Incremental Term Loan, 4.84%, 10/4/23, resets monthly off the 1-month LIBOR plus 2.75%	27,997	28,013
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.80%, 10/4/23, resets monthly off the 1-month LIBOR plus 2.75%	21,498	21,510
RHP Hotel Properties, LP, 2017 Term Loan B, 4.06%, 5/11/24, resets monthly off the 1-month LIBOR plus 2.00%	49,000	48,977
Scientific Games International, Inc., 2018 Term Loan B5, 4.92%, 8/14/24, resets bi-monthly off the 2-month LIBOR plus 2.75%	30,560	30,398
Scientific Games International, Inc., 2018 Term Loan B5, 4.84%, 8/14/24, resets monthly off the 1-month LIBOR plus 2.75%	19,128	19,027
		545,692
Industrial — 0.1%
Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 5.58%, 7/19/24, resets quarterly off the 3-month LIBOR plus 3.25%	24,875	24,797
Engineered Machinery Holdings, Inc., USD 2nd Lien Term Loan, 9.58%, 7/18/25, resets quarterly off the 3-month LIBOR plus 7.25%	24,574	24,728
MW Industries, Inc., 2nd Lien Term Loan, 10.33%, 9/28/25, resets quarterly off the 3-month LIBOR plus 8.00%	75,000	76,032
Neenah Foundry Company, 2017 Term Loan, 8.60%, 12/13/22, resets bi-monthly off the 2-month LIBOR plus 6.50%	36,563	36,380
Neenah Foundry Company, 2017 Term Loan, 8.67%, 12/13/22, resets bi-monthly off the 2-month LIBOR plus 6.50%	36,562	36,379
		198,316
Industrial Conglomerates†
Core & Main LP, 2017 Term Loan B, 5.30%, 8/1/24, resets quarterly off the 3-month LIBOR plus 3.00%	34,825	34,868
Core & Main LP, 2017 Term Loan B, 5.21%, 8/1/24, resets semi-annually off the 6-month LIBOR plus 3.00%	39,675	39,725
		74,593
Insurance — 0.1%
Genworth Financial, Inc., Term Loan, 6.55%, 3/7/23, resets monthly off the 1-month LIBOR plus 4.50%	75,000	76,500

Machinery — 0.1%
Navistar International Corporation, 2017 1st Lien Term Loan B, 5.53%, 11/6/24, resets monthly off the 1-month LIBOR plus 3.50%	174,438	174,765
Media — 0.1%
Lions Gate Capital Holdings LLC, 2018 Term Loan B, 4.34%, 3/24/25, resets monthly off the 1-month LIBOR plus 2.25%	74,813	74,688
Meredith Corporation, Term Loan B, 5.09%, 1/31/25, resets monthly off the 1-month LIBOR plus 3.00%	74,813	74,888
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.25%, 3/1/25, resets monthly off the 1-month LIBOR plus 3.25%	11,250	11,161
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.23%, 3/1/25, resets monthly off the 1-month LIBOR plus 3.25%	13,688	13,579
		174,316
Oil, Gas and Consumable Fuels — 0.4%
California Resources Corporation, 2017 1st Lien Term Loan, 6.84%, 12/31/22, resets monthly off the 1-month LIBOR plus 4.75%	375,000	382,618
California Resources Corporation, Second Out Term Loan, 12.47%, 12/31/21, resets monthly off the 1-month LIBOR plus 10.38%	25,000	27,771
Chesapeake Energy Corporation, Term Loan, 9.59%, 8/23/21, resets monthly off the 1-month LIBOR plus 7.50%	75,000	78,641
Houston Fuel Oil Co., LLC, Term Loan B, 5.09%, 6/26/25, resets quarterly off the 3-month LIBOR plus 2.75%	24,125	24,042
Keane Group Holdings, LLC, 2018 1st Lien Term Loan, 5.88%, 5/25/25, resets monthly off the 1-month LIBOR plus 3.75%	50,000	50,000
Lucid Energy Group II LLC, 2018 1st Lien Term Loan, 5.09%, 2/17/25, resets monthly off the 1-month LIBOR plus 3.00%	24,938	24,844
Peabody Energy Corporation, 2018 Term Loan, 4.84%, 3/31/25, resets monthly off the 1-month LIBOR plus 2.75%	35,123	34,948
Southcross Holdings Borrower LP, Exit Term Loan B, 3.50%, 4/13/23	3,688	3,531
Terex Corporation, 2018 Term Loan B, 4.33%, 1/31/24, resets quarterly off the 3-month LIBOR plus 2.00%	24,688	24,672
		651,067
Retail†
IRB Holding Corp, 1st Lien Term Loan, 5.27%, 2/5/25, resets monthly off the 1-month LIBOR plus 3.25%	24,813	24,885
Specialty Retail — 0.1%
Priso Acquisition Corporation, 2017 Term Loan B, 5.09%, 5/8/22, resets monthly off the 1-month LIBOR plus 3.00%	22,952	22,981
Serta Simmons Bedding, LLC, 2nd Lien Term Loan, 10.33%, 11/8/24, resets quarterly off the 3-month LIBOR plus 8.00%	94,933	65,741
		88,722
Technology Hardware, Storage and Peripherals — 0.1%
Everi Payments Inc., Term Loan B, 5.09%, 5/9/24, resets monthly off the 1-month LIBOR plus 3.00%	99,000	99,103
Tempo Acquisition LLC, Term Loan, 5.09%, 5/1/24, resets monthly off the 1-month LIBOR plus 3.00%	74,250	74,049
Western Digital Corporation, 2018 Term Loan B4, 3.84%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%	20,718	20,740
		193,892
Transportation and Logistics†
Syncreon Global Finance (US) Inc., Term Loan B, 6.61%, 10/28/20, resets quarterly off the 3-month LIBOR plus 4.25%	71,227	67,399
TOTAL BANK LOAN OBLIGATIONS (Cost $5,361,653)		5,358,931
PREFERRED STOCKS — 1.8%
Banks — 0.5%
Bank of America Corp., 6.50%	100,000	106,375
Bank of America Corp., 5.875%	75,000	73,406
Bank of Nova Scotia (The), 4.65%	50,000	45,281
Citigroup, Inc., 6.875%	1,749	48,028
Citigroup, Inc., 5.95%	250,000	254,688
Citigroup, Inc., 5.90%	425,000	433,500
Wells Fargo & Co., 5.90%	50,000	50,228
		1,011,506
Capital Markets — 0.1%
Charles Schwab Corp. (The), 5.00%	150,000	143,812

General Finance Corp., 8.125%	1,116	28,938
		172,750
Diversified Financial Services — 0.9%
Bank of America Corp., 5.99%	320,000	321,759
Bank of America Corp., 6.25%	275,000	287,719
Bank of America Corp., 6.30%	25,000	26,495
Citigroup, Inc., 5.95%	25,000	25,797
Citigroup, Inc., 6.25%	100,000	103,875
Goldman Sachs Group, Inc. (The), 5.70%	25,000	25,381
Goldman Sachs Group, Inc. (The), 5.375%	50,000	50,813
JPMorgan Chase & Co., 6.10%	500,000	516,925
JPMorgan Chase & Co., 6.75%	100,000	108,875
JPMorgan Chase & Co., 6.125%	175,000	180,031
		1,647,670
Gas Utilities — 0.3%
Energy Transfer Partners LP, 6.25%	150,000	139,219
Energy Transfer Partners LP, 6.625%	50,000	45,719
Plains All American Pipeline LP, 6.125%	75,000	70,688
Summit Midstream Partners LP, 9.50%	175,000	171,937
		427,563
Marine†
Seaspan Corp., 6.375%	1,249	31,874
Oil, Gas and Consumable Fuels†
Nine Point Energy Holdings	18	11,700
TOTAL PREFERRED STOCKS (Cost $3,332,811)		3,303,063
COMMON STOCKS — 0.3%
Communications Equipment — 0.1%
Avaya Holdings Corp.(4)	4,725	94,878
Diversified Financial Services†
JG Wentworth Co., Class A(4)	2,147	19,323
Diversified Telecommunication Services†
Colt, Class B(4)	676	—
Household Products†
Exide Technologies(4)	162	194
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(4)	3,055	72,281
Metals and Mining — 0.1%
UC Holdings, Inc.	4,088	101,178
Oil, Gas and Consumable Fuels — 0.1%
Bonanza Creek Energy, Inc.(4)	2,979	112,815
Denbury Resources, Inc.(4)	19,154	92,131
Linn Energy, Inc.	821	31,731
Midstates Petroleum Co., Inc.(4)	47	640
Nine Point Energy	1,082	11,902
Sabine Oil & Gas Holdings, Inc.(4)	13	660
Southcross Holdings GP, LLC, Class A(4)	4	675
Southcross Holdings LP, Class A(4)	4	675
Warren Resources, Inc.	960	960
		252,189

Wireless Telecommunication Services†
NII Holdings, Inc.(4)	558	2,176
TOTAL COMMON STOCKS (Cost $421,708)		542,219

CONVERTIBLE BONDS — 0.1%
Auto Components — 0.1%
Exide Technologies, (Toggle PIK), 7.00%, 4/30/25 (Acquired 4/30/15 - 6/5/18, Cost $3,300)(2)	17,627	11,634
Meritor, Inc., VRN, 4.00%, 2/15/19(3)	75,000	78,703
		90,337
Oil, Gas and Consumable Fuels†
Chesapeake Energy Corp., 5.50%, 9/15/26	25,000	25,470
TOTAL CONVERTIBLE BONDS (Cost $102,303)		115,807
WARRANTS†
Consumer Finance†
iPayment Holdings, Inc.(4)	44,936	11,459
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(4)	1,215	1,482
Industrial Conglomerates†
Jack Cooper Enterprises, Inc.(4)	20	—
Metals and Mining†
UC Holdings, Inc.(4)	600	5,400
Oil, Gas and Consumable Fuels†
Halcon Resources Corp.(4)	291	121
Midstates Petroleum Co., Inc(4)	337	1
Sabine Oil & Gas Holdings, Inc.(4)	7	40
		162
TOTAL WARRANTS (Cost $5,592)		18,503
ESCROW INTERESTS(10)†
Banks†
Washington Mutual Bank, Escrow(4)	250,000	2,563
Energy†
Denver Parent, Escrow(4)	63,341	—
Energy Equipment and Services†
Hercules Offshore, Inc., Escrow(4)	3,570	9,817
Multi-Utilities†
Texas Competitive Electric Holdings Co., Escrow(4)	200,000	2
TOTAL ESCROW INTERESTS (Cost $159,811)		12,382
RIGHTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(4) (Cost $—)	3,425	2,158
TEMPORARY CASH INVESTMENTS — 10.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $18,564,606)	18,564,606	18,564,606
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $185,292,230)		183,617,137
OTHER ASSETS AND LIABILITIES — 0.9%		1,703,955
TOTAL NET ASSETS — 100.0%		$185,321,092

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $83,971,044, which represented 45.3% of total net assets. Of these securities, 0.3% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $201,780, which represented 0.1% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Non-income producing.

(5)	Security is in default.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)	Maturity is in default.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(9)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(10)
Escrow interests represent beneficial interests in bankrupcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	155,699,468	—
Bank Loan Obligations	—	5,358,931	—
Preferred Stocks	108,840	3,194,223	—
Common Stocks	542,219	—	—
Convertible Bonds	—	115,807	—
Warrants	1,603	16,900	—
Escrow Interests	—	12,382	—
Rights	—	2,158	—
Temporary Cash Investments	18,564,606	—	—
	19,217,268	164,399,869	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
June 30, 2018

High-Yield - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 95.9%
Aerospace and Defense — 1.1%
Bombardier, Inc., 8.75%, 12/1/21(1)	160,000	176,800
Bombardier, Inc., 5.75%, 3/15/22(1)	215,000	216,881
Bombardier, Inc., 6.00%, 10/15/22(1)	185,000	185,176
Bombardier, Inc., 7.50%, 3/15/25(1)	305,000	319,106
TransDigm, Inc., 6.00%, 7/15/22	160,000	161,248
TransDigm, Inc., 6.375%, 6/15/26	520,000	517,400
		1,576,611
Air Freight and Logistics — 0.2%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	240,000	246,900
Airlines — 0.6%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	275,000	274,656
United Continental Holdings, Inc., 5.00%, 2/1/24	555,000	536,963
		811,619
Auto Components — 0.9%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	139,000	142,823
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	540,000	536,490
Tenneco, Inc., 5.00%, 7/15/26	475,000	425,362
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	160,164
		1,264,839
Automobiles — 0.2%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	250,000	250,860
Banks — 0.6%
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	800,000	726,764
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	130,000	136,906
		863,670
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(1)	245,000	260,006
Chemicals — 2.7%
Ashland LLC, 4.75%, 8/15/22	495,000	499,198
Blue Cube Spinco LLC, 9.75%, 10/15/23	20,000	22,700
CF Industries, Inc., 3.45%, 6/1/23	413,000	392,346
Chemours Co. (The), 6.625%, 5/15/23	78,000	81,900
Hexion, Inc., 6.625%, 4/15/20	405,000	380,254
Huntsman International LLC, 5.125%, 11/15/22	195,000	201,189
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	425,000	419,687
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	500,000	476,875
Olin Corp., 5.125%, 9/15/27	360,000	351,000
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	195,000	198,900
Platform Specialty Products Corp., 5.875%, 12/1/25(1)	370,000	362,138
Tronox Finance plc, 5.75%, 10/1/25(1)	680,000	662,150
		4,048,337
Commercial Services and Supplies — 1.7%
ADT Corp. (The), 6.25%, 10/15/21	355,000	369,200

Covanta Holding Corp., 5.875%, 3/1/24	606,000	598,425
Envision Healthcare Corp., 5.125%, 7/1/22(1)	680,000	689,350
Iron Mountain, Inc., 5.75%, 8/15/24	395,000	390,062
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	430,000	460,100
		2,507,137
Communications Equipment — 1.3%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	555,000	523,781
CommScope, Inc., 5.50%, 6/15/24(1)	238,000	240,083
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	305,000	293,517
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	315,000	322,087
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	500,000	492,500
		1,871,968
Construction and Engineering — 0.3%
SBA Communications Corp., 4.875%, 7/15/22	415,000	412,406
Construction Materials — 0.6%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	289,000	282,859
Standard Industries, Inc., 6.00%, 10/15/25(1)	375,000	377,812
USG Corp., 5.50%, 3/1/25(1)	280,000	290,150
		950,821
Consumer Discretionary — 0.5%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	830,000	787,463
Consumer Finance — 1.7%
CIT Group, Inc., 5.00%, 8/15/22	35,000	35,481
CIT Group, Inc., 5.00%, 8/1/23	250,000	253,525
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	170,000	174,250
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	465,000	461,513
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	140,000	135,100
IHS Markit Ltd., 4.75%, 2/15/25(1)	140,000	138,950
Navient Corp., 5.00%, 10/26/20	60,000	60,000
Navient Corp., 5.50%, 1/25/23	705,000	695,306
Navient Corp., MTN, 6.125%, 3/25/24	140,000	138,950
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	460,000	457,130
		2,550,205
Containers and Packaging — 3.4%
ARD Finance SA, (Toggle PIK), 7.125%, 9/15/23	780,000	783,900
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	415,000	405,144
Ball Corp., 5.00%, 3/15/22	205,000	211,406
Ball Corp., 4.00%, 11/15/23	90,000	87,386
Ball Corp., 5.25%, 7/1/25	250,000	255,938
Berry Global, Inc., 5.50%, 5/15/22	100,000	101,015
Berry Global, Inc., 5.125%, 7/15/23	330,000	328,350
BWAY Holding Co., 5.50%, 4/15/24(1)	480,000	469,200
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	645,000	633,712
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	240,000	243,600
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	109,159	110,660
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	390,000	385,612
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	535,000	547,372
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	445,500
		5,008,795

Diversified Financial Services — 1.5%
Ally Financial, Inc., 4.75%, 9/10/18	35,000	35,109
Ally Financial, Inc., 4.125%, 2/13/22	105,000	103,393
Ally Financial, Inc., 5.75%, 11/20/25	1,095,000	1,119,637
Ally Financial, Inc., 8.00%, 11/1/31	210,000	250,950
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	100,000	101,313
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	405,000	406,600
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	55,000	56,238
Intelsat Connect Finance SA, 12.50%, 4/1/22(1)	161,000	159,744
		2,232,984
Diversified Telecommunication Services — 5.0%
CenturyLink, Inc., 5.625%, 4/1/20	655,000	664,825
CenturyLink, Inc., 5.80%, 3/15/22	360,000	358,200
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	195,000	178,913
Frontier Communications Corp., 7.125%, 3/15/19	295,000	298,687
Frontier Communications Corp., 10.50%, 9/15/22	235,000	214,437
Frontier Communications Corp., 7.125%, 1/15/23	555,000	411,741
Frontier Communications Corp., 6.875%, 1/15/25	450,000	291,937
Frontier Communications Corp., 11.00%, 9/15/25	55,000	44,259
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	451,800
Inmarsat Finance plc, 4.875%, 5/15/22(1)	175,000	172,813
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	580,000	580,000
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	560,000	592,200
Level 3 Financing, Inc., 5.375%, 8/15/22	345,000	345,862
Level 3 Financing, Inc., 5.375%, 5/1/25	185,000	178,525
Level 3 Financing, Inc., 5.25%, 3/15/26	850,000	810,560
Sprint Capital Corp., 6.875%, 11/15/28	280,000	269,500
Sprint Capital Corp., 8.75%, 3/15/32	280,000	300,300
Telecom Italia Capital SA, 6.375%, 11/15/33	750,000	742,500
Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23(1)	110,000	65,450
Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23	150,000	90,000
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)	317,000	302,735
		7,365,244
Energy Equipment and Services — 2.5%
Ensco plc, 8.00%, 1/31/24	488,000	492,880
Ensco plc, 5.20%, 3/15/25	145,000	120,894
Nabors Industries, Inc., 4.625%, 9/15/21	360,000	353,700
Noble Holding International Ltd., 7.75%, 1/15/24	675,000	642,937
Precision Drilling Corp., 5.25%, 11/15/24	375,000	356,250
Transocean, Inc., 9.00%, 7/15/23(1)	870,000	939,600
Weatherford International Ltd., 7.75%, 6/15/21	290,000	299,425
Weatherford International Ltd., 4.50%, 4/15/22	290,000	267,635
Weatherford International Ltd., 9.875%, 2/15/24	250,000	253,670
		3,726,991
Equity Real Estate Investment Trusts (REITs) — 1.8%
CoreCivic, Inc., 4.125%, 4/1/20	275,000	275,687
Equinix, Inc., 5.375%, 5/15/27	520,000	520,000
Iron Mountain, Inc., 4.875%, 9/15/27(1)	500,000	463,125
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	483,312

RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	280,000	282,100
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	370,000	340,400
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	140,000	135,363
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	205,000	196,841
		2,696,828
Financial Services — 0.6%
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	750,000	836,722
Food and Staples Retailing — 1.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24	595,000	563,762
Horizon Pharma, Inc., 6.625%, 5/1/23	415,000	419,669
Rite Aid Corp., 6.125%, 4/1/23(1)	665,000	675,141
SUPERVALU, Inc., 6.75%, 6/1/21	113,000	115,509
		1,774,081
Food Products — 1.9%
B&G Foods, Inc., 5.25%, 4/1/25	260,000	245,700
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	210,000	213,150
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	280,000	268,450
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	45,000	42,075
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	460,000	449,650
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	755,000	726,687
Post Holdings, Inc., 5.00%, 8/15/26(1)	935,000	874,225
		2,819,937
Gas Utilities — 3.3%
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	245,000	267,969
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	85,000	88,719
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	450,000	447,750
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	140,000	143,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	461,150
Energy Transfer Equity LP, 5.875%, 1/15/24	310,000	318,525
Energy Transfer Equity LP, 5.50%, 6/1/27	400,000	401,000
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	135,000	137,025
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	810,000	761,400
NuStar Logistics LP, 4.75%, 2/1/22	155,000	151,900
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	315,000	324,056
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	471,000	453,337
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	461,000	456,390
Williams Cos., Inc. (The), 4.55%, 6/24/24	505,000	507,525
		4,920,246
Health Care Equipment and Supplies — 0.8%
DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	235,000	239,042
Mallinckrodt International Finance SA, 4.75%, 4/15/23	525,000	442,312
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	20,000	18,100
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	265,000	222,202
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(1)	145,000	116,725
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	175,000	171,938
		1,210,319
Health Care Providers and Services — 6.2%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	100,000	100,250
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	290,000	293,625

CHS / Community Health Systems, Inc., 5.125%, 8/1/21	270,000	251,100
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	180,000	92,700
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	575,000	529,000
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	85,000	70,656
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/20/30(1)(2)	315,000	284,681
DaVita, Inc., 5.125%, 7/15/24	532,000	517,038
DaVita, Inc., 5.00%, 5/1/25	595,000	561,531
Encompass Health Corp., 5.75%, 11/1/24	275,000	276,191
Envision Healthcare Corp., 5.625%, 7/15/22	365,000	372,984
HCA, Inc., 4.75%, 5/1/23	205,000	205,000
HCA, Inc., 5.00%, 3/15/24	190,000	190,475
HCA, Inc., 5.375%, 2/1/25	695,000	686,104
HCA, Inc., 7.69%, 6/15/25	500,000	545,000
HCA, Inc., 4.50%, 2/15/27	480,000	453,000
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(1)	375,000	374,138
Kindred Healthcare, Inc., 8.00%, 1/15/20	370,000	398,309
Kindred Healthcare, Inc., 6.375%, 4/15/22	200,000	207,000
Tenet Healthcare Corp., 6.00%, 10/1/20	35,000	36,094
Tenet Healthcare Corp., 8.125%, 4/1/22	470,000	492,325
Tenet Healthcare Corp., 6.75%, 6/15/23	780,000	779,025
Tenet Healthcare Corp., 5.125%, 5/1/25(1)	500,000	477,188
Tenet Healthcare Corp., 7.00%, 8/1/25(1)	530,000	528,012
Universal Health Services, Inc., 5.00%, 6/1/26(1)	475,000	464,906
		9,186,332
Hotels, Restaurants and Leisure — 5.5%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	500,000	475,600
Aramark Services, Inc., 5.125%, 1/15/24	355,000	355,888
Boyd Gaming Corp., 6.875%, 5/15/23	288,000	302,760
Boyd Gaming Corp., 6.375%, 4/1/26	350,000	355,250
Eldorado Resorts, Inc., 7.00%, 8/1/23	600,000	632,250
Golden Nugget, Inc., 6.75%, 10/15/24(1)	610,000	611,635
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	510,000	486,412
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	455,000	444,762
International Game Technology plc, 6.50%, 2/15/25(1)	585,000	606,937
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	460,000	474,950
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	250,000	246,875
MGM Resorts International, 6.00%, 3/15/23	350,000	361,375
MGM Resorts International, 4.625%, 9/1/26	280,000	260,400
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	680,000	642,600
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	260,000	258,050
Scientific Games International, Inc., 6.25%, 9/1/20	445,000	447,225
Scientific Games International, Inc., 10.00%, 12/1/22	290,000	309,938
Station Casinos LLC, 5.00%, 10/1/25(1)	100,000	94,250
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	605,000	595,925
Yum! Brands, Inc., 3.75%, 11/1/21	200,000	196,750
		8,159,832
Household Durables — 3.8%
Beazer Homes USA, Inc., 7.25%, 2/1/23	15,000	15,413
Beazer Homes USA, Inc., 6.75%, 3/15/25	430,000	412,800

Beazer Homes USA, Inc., 5.875%, 10/15/27	330,000	289,087
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	340,000	342,975
Century Communities, Inc., 6.875%, 5/15/22	235,000	241,650
Lennar Corp., 4.50%, 4/30/24	695,000	671,578
Meritage Homes Corp., 7.00%, 4/1/22	110,000	119,075
Meritage Homes Corp., 5.125%, 6/6/27	730,000	680,725
PulteGroup, Inc., 5.50%, 3/1/26	465,000	462,094
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	355,000	357,219
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	715,000	702,931
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	760,000	758,100
William Lyon Homes, Inc., 5.875%, 1/31/25	570,000	540,787
		5,594,434
Household Products — 0.5%
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	365,000	359,525
Spectrum Brands, Inc., 6.625%, 11/15/22	65,000	67,275
Spectrum Brands, Inc., 5.75%, 7/15/25	325,000	322,563
		749,363
Insurance — 1.0%
Genworth Holdings, Inc., 7.625%, 9/24/21	315,000	323,228
Genworth Holdings, Inc., VRN, 4.35%, 8/15/18, resets quarterly off the 3-month LIBOR plus 2.00%	175,000	107,187
Liberty Mutual Group, Inc., VRN, 5.25%, 9/17/18, resets quarterly off the 3-month LIBOR plus 2.91%(1)	670,000	654,925
Voya Financial, Inc., VRN, 5.65%, 5/15/23(2)	350,000	352,625
		1,437,965
Internet Software and Services — 0.8%
IAC/InterActiveCorp, 4.75%, 12/15/22	130,000	127,387
Netflix, Inc., 5.75%, 3/1/24	555,000	571,650
Netflix, Inc., 5.875%, 11/15/28(1)	500,000	507,350
		1,206,387
IT Services — 0.7%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	40,000	40,136
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	290,000	297,250
First Data Corp., 7.00%, 12/1/23(1)	330,000	344,546
First Data Corp., 5.75%, 1/15/24(1)	410,000	411,271
		1,093,203
Machinery — 0.4%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(1)	545,000	581,188
Marine — 0.5%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	805,000	798,963
Media — 12.0%
Altice Financing SA, 6.625%, 2/15/23(1)	430,000	424,840
Altice Financing SA, 7.50%, 5/15/26(1)	505,000	489,698
Altice France SA, 6.00%, 5/15/22(1)	495,000	498,712
Altice France SA, 7.375%, 5/1/26(1)	615,000	603,592
Altice Luxembourg SA, 7.625%, 2/15/25(1)	470,000	434,162
Altice US Finance I Corp., 5.375%, 7/15/23(1)	460,000	458,850
Altice US Finance I Corp., 5.50%, 5/15/26(1)	245,000	237,038
AMC Entertainment Holdings, Inc., 5.875%, 2/15/22	140,000	142,975
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	140,000	137,725
AMC Networks, Inc., 4.75%, 8/1/25	730,000	703,545

Cablevision Systems Corp., 5.875%, 9/15/22	705,000	701,475
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	625,000	606,250
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	880,000	866,800
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	515,000	482,169
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	167,269
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	105,000	104,738
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	560,000	558,762
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	205,000	210,125
CSC Holdings LLC, 6.75%, 11/15/21	565,000	593,250
CSC Holdings LLC, 6.625%, 10/15/25(1)	200,000	205,250
CSC Holdings LLC, 5.50%, 4/15/27(1)	485,000	464,387
DISH DBS Corp., 5.125%, 5/1/20	200,000	198,750
DISH DBS Corp., 5.00%, 3/15/23	435,000	378,994
DISH DBS Corp., 5.875%, 11/15/24	630,000	535,500
Gray Television, Inc., 5.125%, 10/15/24(1)	475,000	454,812
Gray Television, Inc., 5.875%, 7/15/26(1)	455,000	433,956
Lamar Media Corp., 5.00%, 5/1/23	290,000	295,438
McClatchy Co. (The), 9.00%, 12/15/22	104,000	109,210
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	635,000	613,569
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	355,000	349,711
RR Donnelley & Sons Co., 6.00%, 4/1/24	415,000	405,662
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	485,000	482,575
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	315,000	309,094
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	350,000	346,063
TEGNA, Inc., 5.125%, 7/15/20	80,000	80,600
TEGNA, Inc., 5.50%, 9/15/24(1)	415,000	416,556
Unitymedia GmbH, 6.125%, 1/15/25(1)	265,000	274,275
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	347,344
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	315,000	300,857
Videotron Ltd., 5.00%, 7/15/22	280,000	284,900
Virgin Media Finance plc, 5.75%, 1/15/25(1)	640,000	602,400
WMG Acquisition Corp., 5.625%, 4/15/22(1)	517,000	530,514
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	290,000	272,423
Ziggo BV, 5.50%, 1/15/27(1)	675,000	632,205
		17,747,020
Metals and Mining — 5.3%
AK Steel Corp., 7.00%, 3/15/27	755,000	721,025
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	410,000	434,432
Allegheny Technologies, Inc., 5.95%, 1/15/21	715,000	722,150
Arconic, Inc., 5.40%, 4/15/21	105,000	108,281
Arconic, Inc., 5.125%, 10/1/24	175,000	174,352
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	830,000	789,537
Constellium NV, 6.625%, 3/1/25(1)	835,000	843,342
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	305,000	309,575
Freeport-McMoRan, Inc., 3.55%, 3/1/22	375,000	357,187
Freeport-McMoRan, Inc., 5.40%, 11/14/34	655,000	597,687
Kinross Gold Corp., 5.125%, 9/1/21	140,000	144,333
Lundin Mining Corp., 7.875%, 11/1/22(1)	235,000	247,220
Novelis Corp., 6.25%, 8/15/24(1)	165,000	165,413

Novelis Corp., 5.875%, 9/30/26(1)	780,000	748,800
Steel Dynamics, Inc., 5.00%, 12/15/26	360,000	360,900
Teck Resources Ltd., 4.75%, 1/15/22	285,000	287,021
Teck Resources Ltd., 8.50%, 6/1/24(1)	65,000	71,419
Teck Resources Ltd., 6.25%, 7/15/41	465,000	465,000
United States Steel Corp., 7.375%, 4/1/20	98,000	104,370
United States Steel Corp., 6.875%, 8/15/25	100,000	101,095
		7,753,139
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
iStar, Inc., 5.00%, 7/1/19	270,000	269,494
Multi-Utilities — 2.5%
AES Corp., 4.875%, 5/15/23	260,000	260,650
AES Corp., 6.00%, 5/15/26	530,000	551,200
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	605,000	577,775
Calpine Corp., 5.375%, 1/15/23	645,000	615,975
NRG Energy, Inc., 6.25%, 7/15/22	55,000	56,735
NRG Energy, Inc., 6.25%, 5/1/24	230,000	236,900
NRG Energy, Inc., 7.25%, 5/15/26	530,000	567,100
Talen Energy Supply LLC, 6.50%, 6/1/25	390,000	299,325
Vistra Energy Corp., 7.375%, 11/1/22	435,000	455,663
Vistra Energy Corp., 7.625%, 11/1/24	125,000	133,906
		3,755,229
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20	2,000	1,973
Oil, Gas and Consumable Fuels — 10.4%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	375,000	399,375
Antero Resources Corp., 5.125%, 12/1/22	255,000	256,912
Antero Resources Corp., 5.625%, 6/1/23	155,000	157,713
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	235,000	235,000
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	105,000	105,788
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	235,000	239,113
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	455,000	479,320
Chesapeake Energy Corp., 8.00%, 1/15/25	605,000	617,675
CNX Resources Corp., 5.875%, 4/15/22	658,000	663,060
Comstock Resources, Inc., (Toggle PIK), 10.00%, 3/15/20	85,000	89,250
Denbury Resources, Inc., 9.00%, 5/15/21(1)	255,000	270,861
Denbury Resources, Inc., 4.625%, 7/15/23	220,000	193,116
Diamondback Energy, Inc., 4.75%, 11/1/24	385,000	376,819
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)	310,000	255,750
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	530,000	537,950
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	70,000	54,600
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	80,000	73,800
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	90,000	81,900
Gulfport Energy Corp., 6.00%, 10/15/24	105,000	101,588
Gulfport Energy Corp., 6.375%, 5/15/25	840,000	820,050
Halcon Resources Corp., 6.75%, 2/15/25	680,000	639,200
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	240,000	240,600
Laredo Petroleum, Inc., 6.25%, 3/15/23	285,000	286,781
MEG Energy Corp., 7.00%, 3/31/24(1)	135,000	126,731

MEG Energy Corp., 6.50%, 1/15/25(1)	355,000	355,444
Murphy Oil Corp., 4.45%, 12/1/22	360,000	355,468
Newfield Exploration Co., 5.75%, 1/30/22	180,000	188,325
Newfield Exploration Co., 5.375%, 1/1/26	140,000	143,850
Oasis Petroleum, Inc., 6.875%, 3/15/22	500,000	509,855
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(1)	580,000	578,550
Petrobras Global Finance BV, 5.30%, 1/27/25(1)	437,000	404,334
QEP Resources, Inc., 5.375%, 10/1/22	565,000	577,712
Range Resources Corp., 5.75%, 6/1/21	180,000	185,400
Range Resources Corp., 5.00%, 8/15/22	415,000	412,925
Sanchez Energy Corp., 7.75%, 6/15/21	445,000	381,587
Sanchez Energy Corp., 6.125%, 1/15/23	335,000	228,638
SM Energy Co., 6.50%, 1/1/23	140,000	142,100
SM Energy Co., 5.00%, 1/15/24	365,000	347,206
Southwestern Energy Co., 6.70%, 1/23/25	555,000	545,287
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	185,000	180,375
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	550,000	530,406
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(1)	850,000	807,500
Whiting Petroleum Corp., 5.75%, 3/15/21	510,000	522,480
WPX Energy, Inc., 6.00%, 1/15/22	415,000	433,675
WPX Energy, Inc., 8.25%, 8/1/23	235,000	267,312
		15,401,381
Personal Products — 0.2%
Avon Products, Inc., 7.00%, 3/15/23	280,000	236,600
Pharmaceuticals — 2.9%
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	465,000	384,787
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	280,000	259,000
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	345,000	277,725
IQVIA, Inc., 4.875%, 5/15/23(1)	75,000	76,125
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	720,000	579,489
Valeant Pharmaceuticals International, 6.75%, 8/15/21(1)	160,000	161,800
Valeant Pharmaceuticals International, 7.25%, 7/15/22(1)	485,000	496,718
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	570,000	532,950
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	700,000	647,500
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(1)	800,000	791,400
		4,207,494
Professional Services — 0.1%
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	230,000	198,950
Semiconductors and Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	70,000	77,700
Advanced Micro Devices, Inc., 7.00%, 7/1/24	181,000	191,408
Micron Technology, Inc., 5.50%, 2/1/25	144,000	150,660
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	255,000	251,175
Sensata Technologies BV, 5.00%, 10/1/25(1)	138,000	139,725
		810,668
Software — 1.0%
Infor US, Inc., 6.50%, 5/15/22	513,000	517,489
IQVIA, Inc., 5.00%, 10/15/26(1)	485,000	474,087
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	520,000	523,900

		1,515,476

Specialty Retail — 2.8%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	675,000	672,259
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(1)	320,000	314,800
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	370,000	344,100
Herc Rentals, Inc., 7.50%, 6/1/22(1)	280,000	297,500
Hertz Corp. (The), 5.875%, 10/15/20	125,000	122,813
Hertz Corp. (The), 7.375%, 1/15/21	230,000	226,550
Hertz Corp. (The), 6.25%, 10/15/22	235,000	210,325
Party City Holdings, Inc., 6.125%, 8/15/23(1)	180,000	181,800
PetSmart, Inc., 7.125%, 3/15/23(1)	380,000	256,994
PetSmart, Inc., 5.875%, 6/1/25(1)	180,000	139,050
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	280,000	273,700
Sonic Automotive, Inc., 5.00%, 5/15/23	235,000	225,600
United Rentals North America, Inc., 5.75%, 11/15/24	200,000	204,000
United Rentals North America, Inc., 5.50%, 7/15/25	170,000	171,913
United Rentals North America, Inc., 5.50%, 5/15/27	555,000	539,737
		4,181,141
Technology Hardware, Storage and Peripherals — 1.0%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	70,000	71,837
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	265,000	269,259
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	335,000	355,214
Dell, Inc., 5.875%, 6/15/19	50,000	51,101
NCR Corp., 5.00%, 7/15/22	380,000	378,100
Western Digital Corp., 4.75%, 2/15/26	340,000	331,287
		1,456,798
Textiles, Apparel and Luxury Goods — 0.7%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	475,000	465,500
L Brands, Inc., 5.625%, 2/15/22	525,000	535,500
		1,001,000
Wireless Telecommunication Services — 2.2%
Sprint Communications, Inc., 6.00%, 11/15/22	485,000	481,969
Sprint Corp., 7.25%, 9/15/21	235,000	244,988
Sprint Corp., 7.875%, 9/15/23	380,000	394,962
Sprint Corp., 7.125%, 6/15/24	550,000	556,649
Sprint Corp., 7.625%, 2/15/25	280,000	287,700
T-Mobile USA, Inc., 6.375%, 3/1/25	355,000	369,200
T-Mobile USA, Inc., 6.50%, 1/15/26	445,000	459,329
T-Mobile USA, Inc., 4.75%, 2/1/28	500,000	463,125
		3,257,922
TOTAL CORPORATE BONDS (Cost $143,635,655)		141,596,941
BANK LOAN OBLIGATIONS(3) — 1.2%
Diversified Telecommunication Services — 0.5%
CenturyLink, Inc., 2017 Term Loan B, 4.84%, 1/31/25, resets monthly off the 1-month LIBOR plus 2.75%	149,624	146,787
CenturyLink, Inc., 2017 Term Loan B, 1/31/25(4)	150,000	147,156
Level 3 Financing, Inc., 2017 Term Loan B, 4.33%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	200,000	199,641
Zayo Group, LLC, 2017 Incremental Term Loan, 4.34%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	300,000	300,249
		793,833
Health Care Providers and Services — 0.4%

HCA Inc., 2018 Term Loan B10, 4.09%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	498,750	500,902

Pharmaceuticals — 0.3%
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 6/1/25(4)	500,000	498,960
TOTAL BANK LOAN OBLIGATIONS (Cost $1,807,598)		1,793,695
ASSET-BACKED SECURITIES(5) — 0.3%
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	234,916	247,328
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	221,719	226,978
TOTAL ASSET-BACKED SECURITIES (Cost $459,588)		474,306
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $280,000)	280,000	276,850
COMMON STOCKS — 0.1%
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc.(6)	2,961	32,897
Oil, Gas and Consumable Fuels†
Comstock Resources, Inc.(6)	647	6,800
TOTAL COMMON STOCKS (Cost $152,463)		39,697
TEMPORARY CASH INVESTMENTS(7) — 1.4%
Credit Agricole Corporate and Investment Bank, 1.91%, 7/2/18(8)	1,587,000	1,586,767
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $249,159), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $244,165)		244,129
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $210,305), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $203,015)		203,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	153	153
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,034,200)		2,034,049
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $148,369,504)		146,215,538
OTHER ASSETS AND LIABILITIES — 0.9%		1,397,006
TOTAL NET ASSETS — 100.0%		$147,612,544

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A./ Camden Property Trust	Buy	(1.00)%	12/20/19	$850,000	$(1,774)	$(5,150)	$(6,924)
Barclays Bank plc/ Dominion Resources, Inc.	Buy	(1.00)%	6/20/20	$850,000	(10,232)	(3,767)	(13,999)
Barclays Bank plc/ Procter & Gamble Co. (The)	Buy	(1.00)%	6/20/20	$850,000	(13,595)	(1,229)	(14,824)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	Buy	(1.00)%	9/20/19	$850,000	(2,665)	(6,961)	(9,626)
Deutsche Bank AG/ International Business Machines Corp.	Buy	(1.00)%	9/20/19	$850,000	(5,595)	(4,230)	(9,825)
Goldman Sachs & Co./ Kellogg Co.	Buy	(1.00)%	12/20/19	$850,000	(4,533)	(4,967)	(9,500)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	Buy	(1.00)%	6/20/20	$850,000	10,450	(20,197)	(9,747)
Goldman Sachs & Co./ Starwood Hotels & Resorts	Buy	(1.00)%	6/20/20	$850,000	(3,350)	(11,078)	(14,428)
Morgan Stanley & Co./ D.R. Horton, Inc.	Sell	1.00%	6/20/20	$850,000	(7,742)	20,862	13,120
Morgan Stanley & Co./ Lennar Corp.	Sell	5.00%	6/20/20	$850,000	47,031	29,351	76,382
Morgan Stanley & Co./ Mondelez International, Inc.	Buy	(1.00)%	9/20/19	$850,000	(5,595)	(3,567)	(9,162)
Morgan Stanley & Co./ PepsiCo, Inc.	Buy	(1.00)%	9/20/19	$850,000	(6,108)	(3,608)	(9,716)
					$(3,708)	$(14,541)	$(18,249)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $58,330,104, which represented 39.5% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(4)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Non-income producing.

(7)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $100,000.

(8)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	141,596,941	—
Bank Loan Obligations	—	1,793,695	—
Asset-Backed Securities	—	474,306	—
Sovereign Governments and Agencies	—	276,850	—
Common Stocks	39,697	—	—
Temporary Cash Investments	153	2,033,896	—
	39,850	146,175,688	—
Other Financial Instruments
Swap Agreements	—	89,502	—
Liabilities
Other Financial Instruments
Swap Agreements	—	107,751	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
June 30, 2018

NT Diversified Bond - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 33.6%
Aerospace and Defense — 0.3%
Lockheed Martin Corp., 3.55%, 1/15/26	4,450,000	4,385,184
Lockheed Martin Corp., 3.80%, 3/1/45	1,320,000	1,217,538
Rockwell Collins, Inc., 4.35%, 4/15/47	750,000	720,503
United Technologies Corp., 6.05%, 6/1/36	730,000	842,698
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,619,804
		8,785,727
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 2.80%, 11/15/24	2,890,000	2,776,365
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,036,000	1,043,907
Automobiles — 0.9%
Ford Motor Co., 4.35%, 12/8/26	1,130,000	1,106,659
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	5,110,000	5,063,779
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,150,000	1,232,493
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	4,280,000	4,540,153
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,200,000	1,155,868
General Motors Co., 4.20%, 10/1/27	1,500,000	1,440,042
General Motors Co., 5.15%, 4/1/38	2,600,000	2,481,968
General Motors Financial Co., Inc., 3.15%, 1/15/20	3,050,000	3,045,837
General Motors Financial Co., Inc., 3.20%, 7/6/21	2,810,000	2,775,190
General Motors Financial Co., Inc., 5.25%, 3/1/26	3,080,000	3,196,474
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)	1,260,000	1,266,300
		27,304,763
Banks — 5.6%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)	600,000	557,422
Bank of America Corp., 4.10%, 7/24/23	4,160,000	4,232,860
Bank of America Corp., MTN, 4.20%, 8/26/24	4,320,000	4,344,253
Bank of America Corp., MTN, 4.00%, 1/22/25	3,140,000	3,101,029
Bank of America Corp., MTN, 5.00%, 1/21/44	830,000	880,396
Bank of America Corp., MTN, VRN, 2.37%, 7/21/20(2)	3,070,000	3,010,264
Bank of America Corp., MTN, VRN, 2.33%, 10/1/20(2)	4,310,000	4,214,660
Bank of America Corp., MTN, VRN, 3.82%, 1/20/27(2)	3,020,000	2,947,966
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(2)	1,230,000	1,202,723
Bank of America Corp., VRN, 3.00%, 12/20/22(2)	6,164,000	5,980,752
Bank of America Corp., VRN, 3.42%, 12/20/27(2)	1,154,000	1,087,555
Bank of America N.A., 6.00%, 10/15/36	650,000	767,620
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	1,550,000	1,538,490
Barclays Bank plc, 5.14%, 10/14/20	2,290,000	2,346,210
Barclays plc, 4.375%, 1/12/26	1,500,000	1,460,559
Barclays plc, 4.95%, 1/10/47	1,100,000	1,034,275
BPCE SA, 3.00%, 5/22/22(1)	2,060,000	1,991,835
BPCE SA, 5.15%, 7/21/24(1)	1,870,000	1,897,710
BPCE SA, 3.50%, 10/23/27(1)	1,000,000	915,165

Branch Banking & Trust Co., 3.625%, 9/16/25	813,000	800,719
Branch Banking & Trust Co., 3.80%, 10/30/26	1,300,000	1,292,644
Capital One Financial Corp., 3.75%, 7/28/26	3,515,000	3,270,565
Capital One N.A., 2.35%, 8/17/18	1,600,000	1,599,534
Citibank N.A., 1.85%, 9/18/19	4,620,000	4,567,025
Citigroup, Inc., 2.55%, 4/8/19	1,250,000	1,248,079
Citigroup, Inc., 2.90%, 12/8/21	4,000,000	3,921,316
Citigroup, Inc., 2.75%, 4/25/22	4,320,000	4,184,124
Citigroup, Inc., 4.05%, 7/30/22	1,400,000	1,408,465
Citigroup, Inc., 3.20%, 10/21/26	1,200,000	1,117,750
Citigroup, Inc., 4.45%, 9/29/27	9,040,000	8,904,180
Citigroup, Inc., VRN, 3.52%, 10/27/27(2)	4,050,000	3,811,075
Commerzbank AG, 8.125%, 9/19/23(1)	690,000	785,975
Cooperatieve Rabobank UA, 3.95%, 11/9/22	3,180,000	3,151,399
Discover Bank, 3.35%, 2/6/23	1,850,000	1,804,133
Fifth Third BanCorp., 4.30%, 1/16/24	750,000	760,561
Fifth Third Bank, 2.875%, 10/1/21	1,830,000	1,808,762
HSBC Bank plc, 4.125%, 8/12/20(1)	4,502,000	4,585,043
HSBC Bank USA N.A., 5.875%, 11/1/34	420,000	478,657
Huntington Bancshares, Inc., 2.30%, 1/14/22	2,380,000	2,286,872
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)	1,200,000	1,108,299
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	770,000	699,510
JPMorgan Chase & Co., 2.25%, 1/23/20	4,860,000	4,799,132
JPMorgan Chase & Co., 2.55%, 3/1/21	2,850,000	2,793,837
JPMorgan Chase & Co., 4.625%, 5/10/21	4,680,000	4,845,989
JPMorgan Chase & Co., 3.25%, 9/23/22	3,880,000	3,845,131
JPMorgan Chase & Co., 3.875%, 9/10/24	3,130,000	3,102,208
JPMorgan Chase & Co., 3.125%, 1/23/25	2,750,000	2,631,385
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(2)	3,100,000	2,970,131
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(2)	2,000,000	1,852,961
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(2)	2,050,000	1,846,233
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(2)	1,800,000	1,618,844
KeyBank N.A., MTN, 3.40%, 5/20/26	1,950,000	1,858,618
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	1,820,000	1,863,955
Regions Financial Corp., 2.75%, 8/14/22	2,370,000	2,288,197
Royal Bank of Canada, 2.15%, 10/26/20	2,590,000	2,531,167
Royal Bank of Canada, MTN, 2.125%, 3/2/20	4,530,000	4,462,300
SunTrust Bank, 3.30%, 5/15/26	1,950,000	1,842,541
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)	3,400,000	3,235,950
U.S. Bank N.A., 2.80%, 1/27/25	1,270,000	1,204,491
US Bancorp, MTN, 3.60%, 9/11/24	1,910,000	1,887,609
Wells Fargo & Co., 3.07%, 1/24/23	1,860,000	1,809,287
Wells Fargo & Co., 4.125%, 8/15/23	760,000	764,715
Wells Fargo & Co., 3.00%, 4/22/26	1,000,000	930,473
Wells Fargo & Co., 5.61%, 1/15/44	366,000	394,299
Wells Fargo & Co., MTN, 2.60%, 7/22/20	6,920,000	6,832,423
Wells Fargo & Co., MTN, 3.55%, 9/29/25	1,900,000	1,842,972
Wells Fargo & Co., MTN, 4.10%, 6/3/26	2,700,000	2,647,498
Wells Fargo & Co., MTN, 4.65%, 11/4/44	1,555,000	1,483,495

Wells Fargo & Co., MTN, 4.75%, 12/7/46	1,150,000	1,114,503
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(2)	1,100,000	1,054,725
		167,461,500
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	2,890,000	2,867,926
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	4,410,000	4,322,903
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	5,110,000	5,273,731
Constellation Brands, Inc., 2.00%, 11/7/19	2,250,000	2,217,410
Constellation Brands, Inc., 4.75%, 12/1/25	3,500,000	3,627,710
		18,309,680
Biotechnology — 1.6%
AbbVie, Inc., 2.50%, 5/14/20	3,630,000	3,586,630
AbbVie, Inc., 2.90%, 11/6/22	3,240,000	3,146,254
AbbVie, Inc., 3.60%, 5/14/25	3,110,000	3,015,677
AbbVie, Inc., 4.40%, 11/6/42	1,790,000	1,705,185
Amgen, Inc., 2.20%, 5/22/19	4,600,000	4,575,671
Amgen, Inc., 2.65%, 5/11/22	4,880,000	4,728,882
Amgen, Inc., 4.66%, 6/15/51	2,183,000	2,165,680
Biogen, Inc., 2.90%, 9/15/20	6,010,000	5,986,901
Biogen, Inc., 3.625%, 9/15/22	1,640,000	1,638,491
Celgene Corp., 3.25%, 8/15/22	2,490,000	2,442,538
Celgene Corp., 3.625%, 5/15/24	850,000	830,014
Celgene Corp., 3.875%, 8/15/25	3,650,000	3,551,281
Celgene Corp., 3.45%, 11/15/27	650,000	598,602
Celgene Corp., 5.00%, 8/15/45	870,000	854,372
Gilead Sciences, Inc., 1.85%, 9/20/19	2,020,000	1,995,755
Gilead Sciences, Inc., 4.40%, 12/1/21	1,490,000	1,541,159
Gilead Sciences, Inc., 3.65%, 3/1/26	6,030,000	5,957,268
Gilead Sciences, Inc., 4.15%, 3/1/47	1,000,000	957,156
		49,277,516
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	1,860,000	1,868,352
Masco Corp., 4.375%, 4/1/26	700,000	698,382
		2,566,734
Capital Markets — 0.1%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,440,000	2,156,922
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22	1,350,000	1,361,448
Dow Chemical Co. (The), 4.375%, 11/15/42	1,316,000	1,253,057
LyondellBasell Industries NV, 5.00%, 4/15/19	892,000	900,943
Westlake Chemical Corp., 4.375%, 11/15/47	1,885,000	1,742,592
		5,258,040
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	1,910,000	1,923,345
Communications Equipment†
CommScope Technologies LLC, 5.00%, 3/15/27(1)	1,460,000	1,377,875
Construction Materials†
Owens Corning, 4.20%, 12/15/22	1,060,000	1,063,294
Consumer Finance — 1.1%
American Express Co., 3.00%, 10/30/24	1,680,000	1,604,550
American Express Credit Corp., MTN, 2.20%, 3/3/20	4,500,000	4,441,888

American Express Credit Corp., MTN, 2.25%, 5/5/21	3,985,000	3,873,637
Capital One Bank USA N.A., 2.30%, 6/5/19	2,390,000	2,376,324
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,540,145
CIT Group, Inc., 5.00%, 8/15/22	2,790,000	2,828,362
Discover Bank, 3.45%, 7/27/26	3,730,000	3,465,781
IHS Markit Ltd., 4.75%, 2/15/25(1)	1,770,000	1,756,725
PNC Bank N.A., 1.95%, 3/4/19	2,500,000	2,486,540
PNC Bank N.A., 3.80%, 7/25/23	1,150,000	1,156,003
PNC Bank N.A., MTN, 2.30%, 6/1/20	4,640,000	4,570,697
Synchrony Financial, 2.60%, 1/15/19	2,280,000	2,275,931
Synchrony Financial, 3.00%, 8/15/19	500,000	499,150
		32,875,733
Containers and Packaging — 0.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	2,970,000	2,921,738
Ball Corp., 4.00%, 11/15/23	1,520,000	1,475,844
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	2,340,000	2,299,050
		6,696,632
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	670,000	656,112
Catholic Health Initiatives, 2.95%, 11/1/22	860,000	830,974
George Washington University (The), 3.55%, 9/15/46	960,000	871,918
		2,359,004
Diversified Financial Services — 3.2%
Ally Financial, Inc., 3.50%, 1/27/19	1,080,000	1,080,000
Ally Financial, Inc., 4.625%, 3/30/25	1,420,000	1,404,025
Banco Santander SA, 3.50%, 4/11/22	2,600,000	2,537,665
BNP Paribas SA, 4.375%, 9/28/25(1)	1,550,000	1,514,623
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	4,550,000	4,515,898
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	2,550,000	2,541,897
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	3,300,000	3,225,087
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,800,000	1,745,849
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	5,480,000	5,427,713
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	4,590,000	4,912,534
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	2,540,000	2,454,244
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	6,500,000	6,128,757
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	1,080,000	1,076,365
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	5,440,000	5,633,107
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	910,000	904,192
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/21(2)	1,450,000	1,416,229
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/24(2)	2,000,000	1,901,611
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(2)	1,860,000	1,769,128
HSBC Holdings plc, 2.95%, 5/25/21	4,917,000	4,850,784
HSBC Holdings plc, 4.30%, 3/8/26	3,420,000	3,430,942
HSBC Holdings plc, 4.375%, 11/23/26	3,100,000	3,056,871
HSBC Holdings plc, VRN, 3.26%, 3/13/22(2)	1,520,000	1,489,419
Morgan Stanley, 2.75%, 5/19/22	800,000	775,206
Morgan Stanley, 5.00%, 11/24/25	2,370,000	2,459,831
Morgan Stanley, 4.375%, 1/22/47	840,000	803,427
Morgan Stanley, MTN, 5.625%, 9/23/19	8,010,000	8,256,174

Morgan Stanley, MTN, 3.70%, 10/23/24	2,450,000	2,419,738
Morgan Stanley, MTN, 4.00%, 7/23/25	6,830,000	6,813,369
Morgan Stanley, MTN, VRN, 3.77%, 1/24/28(2)	2,550,000	2,460,208
Morgan Stanley, VRN, 3.97%, 7/22/37(2)	920,000	854,651
S&P Global, Inc., 3.30%, 8/14/20	870,000	871,470
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	4,800,000	4,694,074
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)	950,000	943,944
		94,369,032
Diversified Telecommunication Services — 1.8%
AT&T, Inc., 2.30%, 3/11/19	3,820,000	3,806,534
AT&T, Inc., 5.00%, 3/1/21	2,000,000	2,074,486
AT&T, Inc., 3.875%, 8/15/21	2,780,000	2,810,769
AT&T, Inc., 3.40%, 5/15/25	9,410,000	8,863,086
AT&T, Inc., 4.10%, 2/15/28(1)	1,800,000	1,722,720
AT&T, Inc., 5.25%, 3/1/37	1,100,000	1,086,885
AT&T, Inc., 4.75%, 5/15/46	1,300,000	1,164,630
AT&T, Inc., 5.15%, 11/15/46(1)	301,000	284,380
AT&T, Inc., 5.45%, 3/1/47	2,110,000	2,077,026
CenturyLink, Inc., 6.15%, 9/15/19	620,000	633,950
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(1)	4,700,000	4,634,943
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	2,500,000	2,360,870
Ooredoo Tamweel Ltd., 3.04%, 12/3/18	5,000,000	5,001,865
Orange SA, 4.125%, 9/14/21	1,470,000	1,503,178
Orange SA, 5.50%, 2/6/44	630,000	699,514
Telefonica Emisiones SAU, 5.46%, 2/16/21	2,180,000	2,282,746
Telefonica Emisiones SAU, 4.10%, 3/8/27	1,450,000	1,404,292
Telefonica Emisiones SAU, 5.21%, 3/8/47	900,000	870,029
Verizon Communications, Inc., 3.50%, 11/1/24	1,920,000	1,858,884
Verizon Communications, Inc., 2.625%, 8/15/26	3,250,000	2,888,632
Verizon Communications, Inc., 4.75%, 11/1/41	1,870,000	1,789,064
Verizon Communications, Inc., 5.01%, 8/21/54	3,070,000	2,898,597
		52,717,080
Electric Utilities — 0.2%
AEP Transmission Co. LLC, 3.75%, 12/1/47	970,000	902,728
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	1,140,000	1,154,250
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	1,500,000	1,447,500
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	1,520,000	1,426,900
		4,931,378
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	2,260,000	2,247,280
Halliburton Co., 4.85%, 11/15/35	1,940,000	2,010,679
		4,257,959
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 3.375%, 10/15/26	2,923,000	2,709,313
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	1,175,000	1,109,123
Boston Properties LP, 3.65%, 2/1/26	2,410,000	2,327,482
Crown Castle International Corp., 5.25%, 1/15/23	2,474,000	2,594,156
Crown Castle International Corp., 4.45%, 2/15/26	1,030,000	1,024,619
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	1,830,000	1,834,575

Essex Portfolio LP, 3.625%, 8/15/22	710,000	707,023
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,187,198
Hospitality Properties Trust, 4.65%, 3/15/24	1,480,000	1,480,269
Hudson Pacific Properties LP, 3.95%, 11/1/27	1,710,000	1,601,349
Kilroy Realty LP, 3.80%, 1/15/23	1,670,000	1,661,386
Kilroy Realty LP, 4.375%, 10/1/25	970,000	972,544
Kimco Realty Corp., 2.80%, 10/1/26	2,130,000	1,893,860
Ventas Realty LP, 4.125%, 1/15/26	720,000	709,312
VEREIT Operating Partnership LP, 4.125%, 6/1/21	2,310,000	2,342,853
Welltower, Inc., 3.75%, 3/15/23	2,030,000	2,011,755
		26,166,817
Food and Staples Retailing — 0.5%
CVS Health Corp., 3.50%, 7/20/22	2,820,000	2,799,924
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,289,996
Kroger Co. (The), 3.30%, 1/15/21	2,610,000	2,606,734
Kroger Co. (The), 3.875%, 10/15/46	1,390,000	1,160,475
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	4,090,000	4,020,534
Target Corp., 3.90%, 11/15/47	780,000	725,620
Walmart, Inc., 4.05%, 6/29/48	2,020,000	2,026,587
		14,629,870
Food Products — 0.2%
General Mills, Inc., 4.00%, 4/17/25	2,050,000	2,024,583
Kraft Heinz Foods Co., 5.20%, 7/15/45	980,000	956,070
Kraft Heinz Foods Co., 4.375%, 6/1/46	860,000	746,217
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	2,130,000	2,082,075
		5,808,945
Gas Utilities — 2.0%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	770,000	790,212
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	1,900,000	1,949,647
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,220,000	1,254,999
Enbridge, Inc., 4.00%, 10/1/23	1,600,000	1,606,478
Enbridge, Inc., 4.50%, 6/10/44	1,060,000	974,335
Energy Transfer Equity LP, 7.50%, 10/15/20	1,090,000	1,164,937
Energy Transfer Equity LP, 4.25%, 3/15/23	2,400,000	2,322,024
Energy Transfer Partners LP, 4.15%, 10/1/20	1,220,000	1,235,385
Energy Transfer Partners LP, 4.90%, 3/15/35	1,600,000	1,466,879
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	433,422
Energy Transfer Partners LP, 6.00%, 6/15/48	1,060,000	1,060,275
Enterprise Products Operating LLC, 5.20%, 9/1/20	4,180,000	4,355,276
Enterprise Products Operating LLC, 4.85%, 3/15/44	3,550,000	3,544,167
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	987,105
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	2,729,000	2,953,790
Kinder Morgan, Inc., 4.30%, 3/1/28	1,440,000	1,397,815
Kinder Morgan, Inc., 5.55%, 6/1/45	1,600,000	1,621,011
Magellan Midstream Partners LP, 6.55%, 7/15/19	1,140,000	1,181,183
MPLX LP, 4.875%, 6/1/25	3,720,000	3,829,121
MPLX LP, 4.50%, 4/15/38	1,080,000	1,000,053
MPLX LP, 5.20%, 3/1/47	1,270,000	1,261,738
ONEOK, Inc., 4.00%, 7/13/27	2,070,000	2,005,933

Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	1,740,000	1,706,684
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	5,920,000	6,303,684
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,970,000	2,885,373
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	3,150,000	2,948,106
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)	1,500,000	1,398,750
Williams Cos., Inc. (The), 3.70%, 1/15/23	1,680,000	1,633,800
Williams Partners LP, 4.125%, 11/15/20	2,550,000	2,583,210
Williams Partners LP, 5.10%, 9/15/45	2,130,000	2,109,984
		59,965,376
Health Care Equipment and Supplies — 0.8%
Abbott Laboratories, 2.00%, 9/15/18	770,000	768,847
Abbott Laboratories, 3.75%, 11/30/26	5,200,000	5,118,487
Becton Dickinson and Co., 3.73%, 12/15/24	4,360,000	4,262,534
Becton Dickinson and Co., 3.70%, 6/6/27	1,480,000	1,401,946
Medtronic, Inc., 3.50%, 3/15/25	4,755,000	4,707,926
Medtronic, Inc., 4.375%, 3/15/35	1,580,000	1,635,940
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	988,000	982,809
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	1,720,000	1,591,245
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,200,000	1,335,173
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	1,000,000	990,689
		22,795,596
Health Care Providers and Services — 1.2%
Anthem, Inc., 3.65%, 12/1/27	1,400,000	1,328,283
Anthem, Inc., 4.65%, 1/15/43	1,810,000	1,755,526
Cardinal Health, Inc., 1.95%, 6/14/19	4,640,000	4,602,532
CVS Health Corp., 4.30%, 3/25/28	4,750,000	4,692,811
CVS Health Corp., 4.78%, 3/25/38	1,510,000	1,497,298
CVS Health Corp., 5.05%, 3/25/48	1,400,000	1,419,408
Duke University Health System, Inc., 3.92%, 6/1/47	2,150,000	2,116,143
Express Scripts Holding Co., 3.40%, 3/1/27	1,460,000	1,335,963
HCA, Inc., 3.75%, 3/15/19	1,570,000	1,579,813
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,010,000
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	895,000	861,383
Kaiser Foundation Hospitals, 4.15%, 5/1/47	840,000	852,015
Mylan NV, 3.95%, 6/15/26	950,000	909,622
Northwell Healthcare, Inc., 4.26%, 11/1/47	1,090,000	1,047,026
Stanford Health Care, 3.80%, 11/15/48	885,000	851,172
Tenet Healthcare Corp., 4.625%, 7/15/24(1)	1,459,000	1,387,436
UnitedHealth Group, Inc., 2.875%, 12/15/21	1,480,000	1,465,848
UnitedHealth Group, Inc., 2.875%, 3/15/22	1,950,000	1,924,025
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,640,000	2,642,056
UnitedHealth Group, Inc., 4.75%, 7/15/45	1,450,000	1,551,564
Universal Health Services, Inc., 4.75%, 8/1/22(1)	1,850,000	1,866,187
		36,696,111
Hotels, Restaurants and Leisure — 0.4%
Aramark Services, Inc., 5.00%, 4/1/25(1)	2,940,000	2,932,650
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	2,340,000	2,231,775
International Game Technology plc, 6.25%, 2/15/22(1)	1,400,000	1,442,000
McDonald's Corp., MTN, 3.375%, 5/26/25	2,070,000	2,036,570

McDonald's Corp., MTN, 4.70%, 12/9/35	1,070,000	1,117,650
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,560,000	1,646,789
		11,407,434
Household Durables — 0.3%
D.R. Horton, Inc., 2.55%, 12/1/20	1,260,000	1,235,565
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	702,387
Lennar Corp., 4.75%, 4/1/21	1,880,000	1,913,840
Lennar Corp., 4.50%, 4/30/24	1,280,000	1,236,864
Lennar Corp., 4.75%, 11/29/27	1,130,000	1,061,861
Toll Brothers Finance Corp., 6.75%, 11/1/19	720,000	752,400
Toll Brothers Finance Corp., 4.35%, 2/15/28	1,840,000	1,653,700
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	855,000	863,721
		9,420,338
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47	1,780,000	1,690,656
General Electric Co., 4.125%, 10/9/42	940,000	874,303
		2,564,959
Insurance — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	3,290,000	3,310,337
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	3,700,000	3,815,044
American International Group, Inc., 4.125%, 2/15/24	4,170,000	4,192,809
American International Group, Inc., 4.50%, 7/16/44	1,400,000	1,307,053
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,580,000	2,576,074
Berkshire Hathaway, Inc., 2.75%, 3/15/23	2,210,000	2,164,265
Berkshire Hathaway, Inc., 4.50%, 2/11/43	1,190,000	1,237,873
Chubb INA Holdings, Inc., 3.15%, 3/15/25	2,020,000	1,958,019
Chubb INA Holdings, Inc., 3.35%, 5/3/26	820,000	796,065
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,380,000	1,634,544
International Lease Finance Corp., 5.875%, 8/15/22	860,000	913,928
Markel Corp., 4.90%, 7/1/22	1,400,000	1,456,308
Markel Corp., 3.50%, 11/1/27	1,200,000	1,115,598
MetLife, Inc., 4.125%, 8/13/42	450,000	425,663
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	1,790,000	1,756,560
Prudential Financial, Inc., 3.94%, 12/7/49	3,289,000	2,962,550
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,730,000	1,801,088
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	193,928
Travelers Cos., Inc. (The), 4.05%, 3/7/48	780,000	759,030
Voya Financial, Inc., 5.70%, 7/15/43	1,900,000	2,094,487
WR Berkley Corp., 4.625%, 3/15/22	1,100,000	1,136,934
WR Berkley Corp., 4.75%, 8/1/44	720,000	740,109
		38,348,266
Internet and Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	2,000,000	1,987,003
Alibaba Group Holding Ltd., 3.60%, 11/28/24	3,500,000	3,445,155
eBay, Inc., 2.15%, 6/5/20	1,390,000	1,367,492
		6,799,650
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	3,780,000	3,467,689
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	1,910,000	1,920,146
		5,387,835

Machinery — 0.2%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	3,730,000	3,633,458
John Deere Capital Corp., MTN, 1.95%, 6/22/20	1,970,000	1,927,866
		5,561,324
Media — 1.6%
21st Century Fox America, Inc., 6.90%, 8/15/39	1,370,000	1,748,511
21st Century Fox America, Inc., 4.75%, 9/15/44	1,200,000	1,217,282
CBS Corp., 4.00%, 1/15/26	1,500,000	1,456,569
CBS Corp., 4.85%, 7/1/42	360,000	344,025
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	1,480,000	1,361,600
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 2/1/24(3)	960,000	959,866
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	5,940,000	6,005,592
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	2,250,000	2,109,692
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	1,140,000	1,204,701
Comcast Corp., 4.40%, 8/15/35	960,000	936,270
Comcast Corp., 6.40%, 5/15/38	790,000	937,325
Comcast Corp., 4.75%, 3/1/44	2,150,000	2,119,820
Discovery Communications LLC, 5.625%, 8/15/19	392,000	403,183
Discovery Communications LLC, 3.95%, 3/20/28	5,140,000	4,875,379
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,300,000	1,311,172
Lamar Media Corp., 5.375%, 1/15/24	1,880,000	1,919,950
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	1,410,000	1,388,991
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	850,000	840,438
TEGNA, Inc., 5.125%, 7/15/20	1,920,000	1,934,400
Time Warner Cable LLC, 6.75%, 7/1/18	1,150,000	1,150,000
Time Warner Cable LLC, 5.50%, 9/1/41	520,000	485,000
Time Warner Cable LLC, 4.50%, 9/15/42	840,000	692,045
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,217,242
Viacom, Inc., 4.25%, 9/1/23	1,840,000	1,826,590
Viacom, Inc., 4.375%, 3/15/43	1,500,000	1,249,600
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	870,000	808,013
Warner Media LLC, 4.70%, 1/15/21	1,600,000	1,648,014
Warner Media LLC, 2.95%, 7/15/26	3,150,000	2,835,697
Warner Media LLC, 3.80%, 2/15/27	1,200,000	1,136,683
Warner Media LLC, 5.35%, 12/15/43	1,070,000	1,047,656
		47,171,306
Metals and Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 5/1/43	550,000	615,612
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	1,500,000	1,558,054
Southern Copper Corp., 5.25%, 11/8/42	750,000	744,309
Steel Dynamics, Inc., 4.125%, 9/15/25	2,590,000	2,496,112
Steel Dynamics, Inc., 5.00%, 12/15/26	900,000	902,250
		6,316,337
Multi-Utilities — 1.5%
American Electric Power Co., Inc., 3.20%, 11/13/27	1,050,000	982,884
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	1,530,000	1,512,787
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,550,000	1,540,517
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	1,460,000	1,342,666
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	856,543

Dominion Energy, Inc., 2.75%, 9/15/22	540,000	519,247
Dominion Energy, Inc., 3.625%, 12/1/24	2,720,000	2,671,052
Dominion Energy, Inc., 4.90%, 8/1/41	2,210,000	2,293,005
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,255,901
Duke Energy Corp., 2.65%, 9/1/26	2,520,000	2,272,959
Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	587,376
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,346,959
Duke Energy Progress LLC, 3.25%, 8/15/25	1,000,000	977,435
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	494,214
Duke Energy Progress LLC, 3.70%, 10/15/46	515,000	474,760
Exelon Corp., 5.15%, 12/1/20	1,276,000	1,319,648
Exelon Corp., 4.45%, 4/15/46	1,300,000	1,266,938
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,280,183
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	413,291
FirstEnergy Corp., 4.25%, 3/15/23	1,260,000	1,281,105
Florida Power & Light Co., 4.125%, 2/1/42	930,000	940,789
Georgia Power Co., 4.30%, 3/15/42	410,000	409,790
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,167,989
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	3,210,000	3,090,147
NiSource, Inc., 5.65%, 2/1/45	1,310,000	1,499,906
Pacific Gas & Electric Co., 4.00%, 12/1/46	1,007,000	871,295
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,011,382
Sempra Energy, 2.875%, 10/1/22	1,220,000	1,182,880
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,586,381
Sempra Energy, 3.80%, 2/1/38	800,000	728,284
Sempra Energy, 4.00%, 2/1/48	1,000,000	901,717
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	970,000	894,906
Southern Power Co., 5.15%, 9/15/41	590,000	601,289
Southwestern Public Service Co., 3.70%, 8/15/47	930,000	857,713
Virginia Electric & Power Co., 3.45%, 2/15/24	1,110,000	1,102,414
Xcel Energy, Inc., 3.35%, 12/1/26	1,000,000	961,450
		43,497,802
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	940,000	884,874
Oil, Gas and Consumable Fuels — 2.4%
Anadarko Petroleum Corp., 5.55%, 3/15/26	2,490,000	2,671,839
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	961,329
Antero Resources Corp., 5.00%, 3/1/25	2,200,000	2,200,000
Apache Corp., 4.75%, 4/15/43	1,220,000	1,161,664
BP Capital Markets plc, 4.50%, 10/1/20	360,000	371,012
Cenovus Energy, Inc., 4.25%, 4/15/27	2,140,000	2,064,211
Cimarex Energy Co., 4.375%, 6/1/24	2,600,000	2,623,718
CNOOC Finance Ltd., 4.25%, 1/26/21	5,000,000	5,100,185
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,043,289
Concho Resources, Inc., 4.375%, 1/15/25	2,310,000	2,321,635
Concho Resources, Inc., 4.30%, 8/15/28(3)	490,000	490,340
Concho Resources, Inc., 4.875%, 10/1/47	1,520,000	1,537,060
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,250,000	1,542,888
Continental Resources, Inc., 4.375%, 1/15/28	3,920,000	3,894,189

Ecopetrol SA, 5.875%, 5/28/45	690,000	657,018
Encana Corp., 6.50%, 2/1/38	2,280,000	2,684,280
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,470,279
Equinor ASA, 2.45%, 1/17/23	1,550,000	1,495,823
Equinor ASA, 3.95%, 5/15/43	1,048,000	1,001,568
Hess Corp., 4.30%, 4/1/27	1,100,000	1,065,408
Hess Corp., 6.00%, 1/15/40	2,220,000	2,292,744
Marathon Oil Corp., 3.85%, 6/1/25	1,790,000	1,762,866
Marathon Oil Corp., 4.40%, 7/15/27	1,850,000	1,859,226
Newfield Exploration Co., 5.75%, 1/30/22	2,380,000	2,490,075
Newfield Exploration Co., 5.375%, 1/1/26	1,620,000	1,664,550
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,114,738
Petroleos Mexicanos, 6.00%, 3/5/20	306,000	316,327
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	879,831
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	123,392
Petroleos Mexicanos, 4.625%, 9/21/23	4,500,000	4,448,250
Petroleos Mexicanos, 6.50%, 3/13/27	2,500,000	2,560,625
Petroleos Mexicanos, 6.625%, 6/15/35	850,000	834,062
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	301,728
Petroleos Mexicanos, 5.50%, 6/27/44	1,790,000	1,514,340
Petroleos Mexicanos, 6.35%, 2/12/48(1)	800,000	728,000
Petronas Capital Ltd., 5.25%, 8/12/19	3,200,000	3,277,488
Phillips 66, 4.30%, 4/1/22	1,981,000	2,041,516
Phillips 66, 3.90%, 3/15/28	2,000,000	1,955,075
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,742,120
Shell International Finance BV, 3.25%, 5/11/25	1,890,000	1,852,981
Shell International Finance BV, 3.625%, 8/21/42	980,000	895,988
Sinopec Group Overseas Development Ltd., 1.75%, 9/29/19	1,300,000	1,276,717
		73,290,374
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	2,100,000	2,200,475
International Paper Co., 4.40%, 8/15/47	2,000,000	1,823,004
		4,023,479
Pharmaceuticals — 0.5%
AbbVie, Inc., 4.70%, 5/14/45	800,000	796,011
Allergan Finance LLC, 3.25%, 10/1/22	2,210,000	2,148,582
Allergan Funding SCS, 3.85%, 6/15/24	4,887,000	4,803,397
Allergan Funding SCS, 4.55%, 3/15/35	1,450,000	1,378,843
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	5,160,000	4,943,361
		14,070,194
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,156,637
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	850,000	870,295
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,900,000	1,855,583
CSX Corp., 3.40%, 8/1/24	1,400,000	1,376,921
CSX Corp., 3.25%, 6/1/27	3,170,000	2,983,411
Union Pacific Corp., 3.60%, 9/15/37	860,000	791,036
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,246,868
Union Pacific Corp., 4.05%, 11/15/45	730,000	695,008
		10,975,759
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	1,960,000	1,820,528

Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28	920,000	839,147
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	1,800,000	1,822,500
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,950,000	1,920,750
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	1,500,000	1,567,500
		7,970,425
Software — 0.8%
Activision Blizzard, Inc., 2.30%, 9/15/21	1,780,000	1,723,487
IQVIA, Inc., 5.00%, 10/15/26(1)	1,850,000	1,808,375
Microsoft Corp., 2.70%, 2/12/25	5,000,000	4,798,189
Microsoft Corp., 3.125%, 11/3/25	1,220,000	1,199,310
Microsoft Corp., 3.45%, 8/8/36	2,200,000	2,108,965
Microsoft Corp., 4.25%, 2/6/47	4,000,000	4,249,998
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,584,351
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,014,549
Oracle Corp., 2.65%, 7/15/26	3,600,000	3,322,396
Oracle Corp., 4.30%, 7/8/34	960,000	979,677
Oracle Corp., 4.00%, 7/15/46	1,290,000	1,219,182
		25,008,479
Specialty Retail — 0.4%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	2,500,000	2,343,750
Home Depot, Inc. (The), 3.75%, 2/15/24	1,500,000	1,532,979
Home Depot, Inc. (The), 3.00%, 4/1/26	1,640,000	1,568,114
Home Depot, Inc. (The), 5.95%, 4/1/41	2,360,000	2,918,039
Home Depot, Inc. (The), 3.90%, 6/15/47	1,120,000	1,074,592
United Rentals North America, Inc., 4.625%, 7/15/23	2,180,000	2,182,725
		11,620,199
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.75%, 1/13/25	1,330,000	1,273,823
Apple, Inc., 2.50%, 2/9/25	4,970,000	4,676,052
Apple, Inc., 2.45%, 8/4/26	1,900,000	1,745,156
Apple, Inc., 2.90%, 9/12/27	4,010,000	3,774,400
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	7,060,000	7,433,416
Seagate HDD Cayman, 4.75%, 6/1/23	1,700,000	1,686,457
Seagate HDD Cayman, 4.75%, 1/1/25	1,120,000	1,075,319
		21,664,623
Transportation and Logistics†
FedEx Corp., 4.05%, 2/15/48	710,000	639,146
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	2,096,728
Sprint Communications, Inc., 9.00%, 11/15/18(1)	675,000	689,344
Vodafone Group plc, 4.375%, 5/30/28	1,270,000	1,255,977
		4,042,049
TOTAL CORPORATE BONDS (Cost $1,029,104,768)		1,004,240,053
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 25.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(5) — 2.9%
FHLMC, VRN, 2.07%, 7/15/18	1,885,625	1,885,785
FHLMC, VRN, 2.31%, 7/15/18	2,706,904	2,667,994
FHLMC, VRN, 2.37%, 7/15/18	8,079,956	8,027,770
FHLMC, VRN, 2.46%, 7/15/18	4,281,455	4,355,468

FHLMC, VRN, 2.59%, 7/15/18	2,028,488	2,023,020
FHLMC, VRN, 2.77%, 7/15/18	292,489	301,377
FHLMC, VRN, 2.85%, 7/15/18	2,785,078	2,772,717
FHLMC, VRN, 3.08%, 7/15/18	7,019,106	7,042,705
FHLMC, VRN, 3.18%, 7/15/18	1,556,859	1,566,574
FHLMC, VRN, 3.33%, 7/15/18	1,816,142	1,913,060
FHLMC, VRN, 3.47%, 7/15/18	343,212	353,694
FHLMC, VRN, 3.63%, 7/15/18	179,184	189,117
FHLMC, VRN, 3.63%, 7/15/18	825,260	871,240
FHLMC, VRN, 3.68%, 7/15/18	532,195	542,316
FHLMC, VRN, 3.75%, 7/15/18	1,185,578	1,251,351
FHLMC, VRN, 3.78%, 7/15/18	305,537	319,923
FHLMC, VRN, 3.79%, 7/15/18	210,068	216,676
FHLMC, VRN, 3.79%, 7/15/18	593,408	621,081
FHLMC, VRN, 4.00%, 7/15/18	1,799,362	1,899,037
FHLMC, VRN, 4.05%, 7/15/18	288,308	297,290
FHLMC, VRN, 4.06%, 7/15/18	1,031,478	1,067,705
FHLMC, VRN, 4.08%, 7/15/18	246,775	254,893
FHLMC, VRN, 4.08%, 7/15/18	336,655	345,859
FHLMC, VRN, 4.23%, 7/15/18	59,480	62,603
FNMA, VRN, 2.37%, 7/25/18	974,127	974,451
FNMA, VRN, 2.62%, 7/25/18	4,120,322	4,102,139
FNMA, VRN, 2.71%, 7/25/18	765,871	767,123
FNMA, VRN, 2.93%, 7/25/18	4,017,299	4,021,775
FNMA, VRN, 2.94%, 7/25/18	3,194,321	3,211,168
FNMA, VRN, 3.09%, 7/25/18	214,734	225,585
FNMA, VRN, 3.18%, 7/25/18	4,884,644	4,886,538
FNMA, VRN, 3.19%, 7/25/18	5,870,173	5,861,704
FNMA, VRN, 3.21%, 7/25/18	2,441,138	2,439,814
FNMA, VRN, 3.25%, 7/25/18	6,004,367	6,064,651
FNMA, VRN, 3.33%, 7/25/18	237,599	241,216
FNMA, VRN, 3.40%, 7/25/18	2,611,949	2,707,366
FNMA, VRN, 3.45%, 7/25/18	2,282,277	2,354,890
FNMA, VRN, 3.48%, 7/25/18	1,353,759	1,428,980
FNMA, VRN, 3.54%, 7/25/18	940,566	975,526
FNMA, VRN, 3.56%, 7/25/18	294,584	304,543
FNMA, VRN, 3.56%, 7/25/18	100,644	105,297
FNMA, VRN, 3.61%, 7/25/18	379,626	390,285
FNMA, VRN, 3.66%, 7/25/18	1,741,429	1,806,064
FNMA, VRN, 3.72%, 7/25/18	2,704,745	2,801,818
FNMA, VRN, 3.93%, 7/25/18	572,604	590,723
		87,110,911
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.3%
FHLMC, 5.00%, 4/1/19	61,682	62,663
FHLMC, 7.00%, 9/1/27	220	240
FHLMC, 6.50%, 1/1/28	342	381
FHLMC, 7.00%, 2/1/28	56	61
FHLMC, 6.50%, 3/1/29	2,124	2,368
FHLMC, 6.50%, 6/1/29	2,046	2,281

FHLMC, 7.00%, 8/1/29	206	220
FHLMC, 6.50%, 5/1/31	1,541	1,717
FHLMC, 6.50%, 6/1/31	74	83
FHLMC, 6.50%, 6/1/31	181	202
FHLMC, 5.50%, 12/1/33	24,882	27,222
FHLMC, 6.00%, 2/1/38	207,402	228,946
FHLMC, 5.50%, 4/1/38	110,055	118,994
FHLMC, 6.00%, 5/1/38	180,428	199,097
FHLMC, 6.00%, 8/1/38	31,402	34,521
FHLMC, 5.50%, 9/1/38	800,357	869,423
FHLMC, 3.00%, 2/1/43	11,452,854	11,181,263
FNMA, 3.00%, 7/12/18(6)(13)	58,800,000	56,948,719
FNMA, 3.50%, 7/12/18(6)(13)	128,170,000	127,538,253
FNMA, 4.00%, 7/12/18(6)(13)	70,985,000	72,368,655
FNMA, 4.50%, 7/12/18(6)(13)	66,750,000	69,509,956
FNMA, 6.50%, 1/1/26	1,483	1,635
FNMA, 7.00%, 12/1/27	340	363
FNMA, 7.50%, 4/1/28	2,060	2,226
FNMA, 7.00%, 5/1/28	1,950	1,996
FNMA, 7.00%, 6/1/28	33	34
FNMA, 6.50%, 1/1/29	340	376
FNMA, 6.50%, 4/1/29	1,320	1,456
FNMA, 7.00%, 7/1/29	230	233
FNMA, 7.50%, 7/1/29	3,369	3,677
FNMA, 7.50%, 9/1/30	794	924
FNMA, 6.625%, 11/15/30	13,700,000	18,456,119
FNMA, 5.00%, 7/1/31	2,152,431	2,283,003
FNMA, 7.00%, 9/1/31	3,744	3,983
FNMA, 6.50%, 1/1/32	966	1,066
FNMA, 6.50%, 8/1/32	4,964	5,498
FNMA, 5.50%, 6/1/33	14,195	15,479
FNMA, 5.50%, 7/1/33	85,652	93,087
FNMA, 5.50%, 8/1/33	33,156	35,955
FNMA, 5.50%, 9/1/33	44,633	48,739
FNMA, 5.00%, 11/1/33	186,443	200,375
FNMA, 6.00%, 12/1/33	640,507	703,010
FNMA, 5.50%, 1/1/34	46,650	50,603
FNMA, 5.50%, 12/1/34	45,305	48,830
FNMA, 4.50%, 1/1/35	186,778	195,510
FNMA, 5.00%, 8/1/35	73,459	78,658
FNMA, 5.00%, 2/1/36	575,453	616,624
FNMA, 5.50%, 7/1/36	26,727	28,932
FNMA, 5.50%, 2/1/37	14,806	16,045
FNMA, 6.00%, 4/1/37	154,773	170,441
FNMA, 6.00%, 7/1/37	343,297	376,692
FNMA, 6.00%, 8/1/37	245,668	270,956
FNMA, 6.50%, 8/1/37	37,439	40,221
FNMA, 6.00%, 9/1/37	241,976	266,138
FNMA, 6.00%, 11/1/37	85,504	94,120

FNMA, 5.50%, 2/1/38	543,668	588,573
FNMA, 5.50%, 2/1/38	96,387	104,040
FNMA, 5.50%, 6/1/38	212,316	228,419
FNMA, 5.00%, 1/1/39	138,166	147,878
FNMA, 4.50%, 2/1/39	488,589	514,068
FNMA, 5.50%, 3/1/39	528,622	571,783
FNMA, 4.50%, 4/1/39	351,607	370,707
FNMA, 4.50%, 5/1/39	902,678	951,675
FNMA, 6.50%, 5/1/39	129,820	147,763
FNMA, 4.50%, 6/1/39	483,453	508,620
FNMA, 5.00%, 8/1/39	516,999	554,872
FNMA, 4.50%, 9/1/39	1,717,274	1,810,805
FNMA, 4.50%, 10/1/39	1,541,725	1,625,512
FNMA, 5.00%, 4/1/40	1,363,987	1,463,396
FNMA, 5.00%, 4/1/40	2,490,147	2,659,153
FNMA, 5.00%, 6/1/40	2,258,830	2,422,526
FNMA, 4.00%, 10/1/40	1,621,222	1,667,583
FNMA, 4.50%, 11/1/40	1,353,844	1,424,976
FNMA, 4.00%, 8/1/41	3,002,289	3,091,006
FNMA, 4.50%, 9/1/41	1,294,477	1,360,379
FNMA, 3.50%, 10/1/41	2,352,808	2,361,207
FNMA, 3.50%, 12/1/41	8,419,362	8,449,360
FNMA, 4.00%, 12/1/41	4,316,194	4,434,746
FNMA, 5.00%, 1/1/42	4,863,211	5,217,121
FNMA, 3.50%, 2/1/42	4,301,917	4,317,208
FNMA, 3.50%, 5/1/42	1,765,600	1,771,901
FNMA, 3.50%, 6/1/42	1,876,156	1,882,834
FNMA, 3.50%, 8/1/42	8,843,600	8,868,771
FNMA, 3.50%, 9/1/42	2,737,420	2,733,105
FNMA, 3.50%, 12/1/42	6,987,218	7,003,314
FNMA, 3.50%, 8/1/43	3,919,586	3,925,006
FNMA, 3.50%, 5/1/45	7,747,506	7,734,356
FNMA, 3.50%, 11/1/45	8,691,141	8,677,737
FNMA, 3.50%, 11/1/45	8,517,906	8,504,768
FNMA, 4.00%, 11/1/45	10,268,944	10,487,102
FNMA, 3.50%, 2/1/46	9,808,944	9,792,292
FNMA, 4.00%, 2/1/46	8,182,334	8,350,792
FNMA, 3.50%, 3/1/46	9,297,990	9,282,224
FNMA, 4.00%, 4/1/46	21,545,855	22,003,653
FNMA, 3.50%, 5/1/46	10,277,062	10,259,633
FNMA, 6.50%, 8/1/47	6,863	7,355
FNMA, 6.50%, 9/1/47	8,722	9,306
FNMA, 6.50%, 9/1/47	523	559
FNMA, 6.50%, 9/1/47	4,586	4,895
FNMA, 3.50%, 10/1/47	19,390,888	19,340,497
GNMA, 2.50%, 7/19/18(6)(13)	5,000,000	4,742,578
GNMA, 3.00%, 7/19/18(6)(13)	22,800,000	22,300,804
GNMA, 4.00%, 7/19/18(6)(13)	26,240,000	26,889,338
GNMA, 7.00%, 11/15/22	651	675

GNMA, 7.00%, 4/20/26	240	267
GNMA, 7.50%, 8/15/26	466	514
GNMA, 8.00%, 8/15/26	208	226
GNMA, 7.50%, 5/15/27	422	439
GNMA, 8.00%, 6/15/27	1,087	1,107
GNMA, 7.50%, 11/15/27	174	177
GNMA, 7.00%, 2/15/28	274	275
GNMA, 7.50%, 2/15/28	227	227
GNMA, 6.50%, 3/15/28	557	615
GNMA, 7.00%, 4/15/28	166	167
GNMA, 6.50%, 5/15/28	2,886	3,184
GNMA, 7.00%, 12/15/28	301	302
GNMA, 7.00%, 5/15/31	2,401	2,722
GNMA, 6.00%, 7/15/33	677,335	757,399
GNMA, 4.50%, 8/15/33	691,103	725,189
GNMA, 5.00%, 3/20/36	78,591	84,213
GNMA, 5.00%, 4/20/36	157,342	168,630
GNMA, 5.00%, 5/20/36	273,732	293,156
GNMA, 5.50%, 1/15/39	822,842	920,242
GNMA, 6.00%, 1/20/39	33,917	37,549
GNMA, 6.00%, 2/20/39	205,501	227,812
GNMA, 4.50%, 6/15/39	1,965,547	2,079,972
GNMA, 5.50%, 9/15/39	85,800	93,859
GNMA, 5.00%, 10/15/39	959,369	1,021,490
GNMA, 4.50%, 1/15/40	907,277	959,783
GNMA, 4.00%, 11/20/40	2,649,506	2,740,444
GNMA, 4.00%, 12/15/40	899,844	927,550
GNMA, 4.50%, 6/15/41	728,076	769,084
GNMA, 4.50%, 7/20/41	1,106,090	1,163,758
GNMA, 3.50%, 4/20/42	5,611,738	5,678,466
GNMA, 3.50%, 6/20/42	12,266,105	12,423,211
GNMA, 3.50%, 7/20/42	2,251,223	2,277,993
GNMA, 3.50%, 4/20/43	3,402,211	3,442,671
GNMA, 3.50%, 4/20/46	12,033,971	12,102,947
GNMA, 2.50%, 7/20/46	11,725,312	11,131,255
		664,812,035
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $760,658,131)		751,922,946
U.S. TREASURY SECURITIES — 16.8%
U.S. Treasury Bonds, 3.50%, 2/15/39	30,100,000	32,759,029
U.S. Treasury Bonds, 4.375%, 11/15/39	1,700,000	2,085,820
U.S. Treasury Bonds, 3.125%, 11/15/41	33,000,000	33,875,274
U.S. Treasury Bonds, 3.00%, 5/15/42	15,600,000	15,676,781
U.S. Treasury Bonds, 2.875%, 5/15/43	21,500,000	21,101,494
U.S. Treasury Bonds, 3.125%, 8/15/44(7)	24,410,000	25,029,785
U.S. Treasury Bonds, 3.00%, 11/15/44	13,200,000	13,237,641
U.S. Treasury Bonds, 2.50%, 2/15/45	53,700,000	48,923,637
U.S. Treasury Bonds, 3.00%, 5/15/45	6,400,000	6,420,250
U.S. Treasury Bonds, 3.00%, 11/15/45	7,000,000	7,019,414
U.S. Treasury Notes, 1.75%, 9/30/19	15,000,000	14,875,781

U.S. Treasury Notes, 1.875%, 12/31/19	85,000,000	84,252,930
U.S. Treasury Notes, 1.50%, 5/31/20	15,000,000	14,712,598
U.S. Treasury Notes, 2.50%, 5/31/20	61,000,000	60,974,980
U.S. Treasury Notes, 2.625%, 5/15/21	49,200,000	49,203,843
U.S. Treasury Notes, 2.00%, 10/31/21	41,050,000	40,193,722
U.S. Treasury Notes, 1.875%, 1/31/22	14,000,000	13,618,008
U.S. Treasury Notes, 2.00%, 11/15/26	19,000,000	17,802,852
TOTAL U.S. TREASURY SECURITIES (Cost $508,570,561)		501,763,839
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 8.3%
Private Sponsor Collateralized Mortgage Obligations — 5.4%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.94%, 7/1/18(5)	1,685,419	1,706,015
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 7/1/18(1)(5)	1,940,852	1,910,342
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 7/1/18(1)(5)	3,036,575	2,987,514
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 7/1/18(1)(5)	2,559,499	2,520,706
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 7/1/18(1)(5)	7,908,265	7,810,030
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 7/1/18(1)(5)	2,058,205	2,062,144
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 7/1/18(5)	1,706,832	1,706,108
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.66%, 7/1/18(5)	348,294	353,469
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.69%, 7/1/18(5)	990,126	970,619
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	148,779	153,597
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.02%, 7/1/18(5)	1,060,652	1,039,128
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.69%, 7/1/18(5)	3,094,811	3,076,413
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.59%, 7/1/18(5)	222,478	225,747
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the 1-year H15T1Y plus 2.15%	2,060,034	2,091,245
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	112,417	114,320
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	9,457	9,304
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 4.06%, 7/1/18(5)	494,729	497,910
CSMC Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 7/1/18(1)(5)	4,417,429	4,392,678
CSMC Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 7/1/18(1)(5)	6,864,895	6,832,610
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.72%, 7/1/18(5)	1,712,895	1,705,176
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.99%, 7/1/18(5)	420,626	422,218
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 7/1/18(1)(5)	6,483,502	6,436,212
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.89%, 7/1/18(5)	569,597	564,544
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.86%, 7/1/18(5)	1,460,714	1,475,348
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.55%, 7/1/18(5)	1,373,535	1,370,267
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.68%, 7/1/18(5)	1,726,794	1,765,515
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.98%, 7/1/18(5)	2,497,864	2,516,300
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.75%, 7/1/18(5)	1,526,876	1,550,317
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.16%, 7/1/18(5)	199,766	201,228
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.66%, 7/1/18(5)	310,159	303,265
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.82%, 7/1/18(5)	355,130	361,476
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/18(1)(5)	788,102	763,631
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 7/1/18(1)(5)	1,150,312	1,132,877
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 7/1/18(1)(5)	6,000,000	5,955,937
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.91%, 7/1/18(5)	1,413,879	1,458,025
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.89%, 7/25/18(5)	2,495,662	2,480,726
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.54%, 7/1/18(5)	1,190,745	1,239,834
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/1/18(1)(5)	4,734,879	4,676,491

New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 7/1/18(1)(5)	3,575,171	3,635,430
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.59%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	6,213,085	6,408,028
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 7/1/18(5)	33,637	34,732
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/18(5)	79,735	80,341
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(1)	2,238,027	2,260,968
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 7/1/18(1)(5)	5,400,206	5,330,173
Sequoia Mortgage Trust, Series 2017-4, Class A4 SEQ, VRN, 3.50%, 7/1/18(1)(5)	4,964,686	4,950,336
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 7/1/18(1)(5)	4,340,165	4,309,988
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 7/1/18(1)(5)	8,326,787	8,307,972
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 7/1/18(1)(5)	5,011,193	5,067,021
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 7/1/18(1)(5)	7,771,328	7,857,032
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 7/1/18(1)(5)	8,227,487	8,205,248
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 7/1/18(1)(5)	4,564,413	4,630,381
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 7/1/18(1)(5)	2,821,715	2,695,290
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.83%, 7/1/18(5)	736,433	742,053
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.83%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.74%	2,937,519	2,902,405
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	96,201	97,785
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 7/1/18(5)	3,034,291	2,993,576
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.79%, 7/1/18(5)	92,377	95,891
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.42%, 7/1/18(5)	559,145	571,270
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.99%, 7/1/18(5)	1,346,756	1,385,308
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 7/1/18(5)	1,304,865	1,333,752
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	220,157	217,729
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	553,496	555,737
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,701,161	1,751,042
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.93%, 7/1/18(5)	866,906	915,519
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.91%, 7/1/18(5)	1,259,920	1,300,666
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.90%, 7/1/18(5)	1,009,152	1,035,171
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.30%	1,481,975	1,416,305
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.89%, 7/1/18(5)	1,236,028	1,256,300
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.35%, 7/1/18(5)	867,524	878,737
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	447,904	449,197
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	836,008	831,782
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	258,327	257,737
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	199,221	200,014
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	169,981	173,841
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	166,876	169,554
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.73%, 7/1/18(5)	192,115	184,592
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	555,498	586,124
		162,914,313
U.S. Government Agency Collateralized Mortgage Obligations — 2.9%
FHLMC, Series 2016-DNA3, Class M2, VRN, 4.09%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.00%	4,352,508	4,415,585
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.30%	3,210,000	3,245,104
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.44%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.35%	6,535,217	6,634,021
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.29%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.20%	9,192,895	9,297,435

FHLMC, Series 2017-DNA3, Class M1, VRN, 2.84%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.75%		1,426,781	1,430,635
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.89%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.80%		7,268,777	7,283,461
FHLMC, Series 3397, Class GF, VRN, 2.57%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.50%		1,761,757	1,770,075
FHLMC, Series KF29, Class A, VRN, 2.36%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.36%		13,391,180	13,420,450
FHLMC, Series KF31, Class A, VRN, 2.37%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.37%		17,203,763	17,252,756
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19		38	39
FNMA, Series 2006-43, Class FM, VRN, 2.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.30%		202,308	202,064
FNMA, Series 2007-36, Class FB, VRN, 2.49%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.40%		178,301	178,874
FNMA, Series 2014-C02, Class 1M2, VRN, 4.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.60%		2,936,000	3,116,667
FNMA, Series 2014-C02, Class 2M2, VRN, 4.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.60%		3,180,220	3,356,934
FNMA, Series 2016-C04, Class 1M1, VRN, 3.54%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.45%		2,658,154	2,679,006
FNMA, Series 2016-C05, Class 2M1, VRN, 3.44%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.35%		1,857,666	1,865,555
FNMA, Series 2017-C01, Class 1M1, VRN, 3.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.30%		3,984,189	4,014,456
FNMA, Series 2017-C03, Class 1M1, VRN, 3.04%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.95%		1,087,814	1,094,130
FNMA, Series 2018-C02, Class 2M1, VRN, 2.74%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.65%		4,337,737	4,339,565
			85,596,812
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $249,536,456)			248,511,125
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.8%
Chile†
Chile Government International Bond, 3.25%, 9/14/21		920,000	919,885
Chile Government International Bond, 3.625%, 10/30/42		500,000	468,125
			1,388,010
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		2,770,000	2,831,632
Colombia Government International Bond, 7.375%, 9/18/37		900,000	1,125,000
Colombia Government International Bond, 6.125%, 1/18/41		820,000	920,450
			4,877,082
Hungary — 1.4%
Hungary Government Bond, 3.00%, 10/27/27	HUF	10,130,010,000	34,307,170
Hungary Government Bond, 6.75%, 10/22/28	HUF	1,520,000,000	6,821,303
			41,128,473
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23		$1,300,000	1,445,535
Mexico — 2.3%
Mexican Bonos, 10.00%, 11/20/36	MXN	982,100,000	60,993,280
Mexico Government International Bond, 4.15%, 3/28/27		$7,953,000	7,849,611
Mexico Government International Bond, MTN, 4.75%, 3/8/44		90,000	84,094
			68,926,985
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26		1,400,000	1,681,904
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		730,000	914,325
Peruvian Government International Bond, 5.625%, 11/18/50		1,240,000	1,443,050
			2,357,375
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		1,590,000	1,611,826
Philippine Government International Bond, 5.50%, 3/30/26		3,000,000	3,309,894
Philippine Government International Bond, 6.375%, 10/23/34		730,000	891,807
			5,813,527

Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23		1,050,000	1,027,330
Republic of Poland Government International Bond, 5.125%, 4/21/21		450,000	473,112
			1,500,442
South Africa — 2.5%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	463,000,000	33,118,668
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	260,000,000	20,777,938
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	289,000,000	19,236,244
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$760,000	749,206
			73,882,056
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27		820,000	832,813
Uruguay Government International Bond, 4.125%, 11/20/45		340,000	306,000
			1,138,813
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $226,355,866)			204,140,202
ASSET-BACKED SECURITIES(4) — 6.7%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 2.92%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.83%		4,745,756	4,731,116
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)		16,500,000	16,429,900
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)		4,231,137	4,134,797
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.32%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)		11,454,978	11,509,732
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)		1,470,488	1,467,814
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 7/15/18(1)(5)		7,372,139	7,414,480
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 3.15%, 7/10/18, resets monthly off the 1-month LIBOR plus 1.10%(1)		3,009,178	3,014,862
Hertz Vehicle Financing II LP, Series 2016-1A, Class A SEQ, 2.32%, 3/25/20(1)		6,700,000	6,672,276
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)		2,150,000	2,147,976
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)		482,316	479,048
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)		1,840,645	1,810,243
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)		3,625,274	3,562,655
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.94%, 7/17/18, resets monthly off the 1-month LIBOR plus 0.85%(1)		11,945,178	11,966,839
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.79%, 7/17/18, resets monthly off the 1-month LIBOR plus 0.70%(1)		17,192,345	17,178,185
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.15%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.08%(1)		10,525,000	10,546,130
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.00%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.00%(1)		16,425,000	16,479,229
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/20/44(1)		3,800,000	3,799,384
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(1)		1,718,077	1,681,250
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)		1,687,948	1,650,416
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)		3,209,285	3,131,739
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)		8,392,075	8,188,291
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(1)		11,575,000	11,585,852
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.49%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)		4,870,196	4,890,795
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)		8,875,000	8,736,482
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)		2,174,391	2,158,087
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)		1,863,459	1,859,270
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)		1,123,701	1,115,086
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)		2,792,663	2,792,764

Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 7/1/18(1)(5)	2,793,203	2,801,802
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/1/18(1)(5)	4,535,610	4,466,927
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 7/1/18(1)(5)	2,538,133	2,487,867
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 7/1/18(1)(5)	10,519,723	10,298,436
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 7/1/18(1)(5)	1,878,298	1,855,393
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	5,411,522	5,294,444
TOTAL ASSET-BACKED SECURITIES (Cost $199,385,376)		198,339,567
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 5.3%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	5,750,000	5,628,055
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	7,000,000	6,897,497
BENCHMARK Mortgage Trust, Series 2018-B1, Class AM, VRN, 3.88%, 7/1/18(5)	5,789,000	5,787,908
BX Trust, Series 2018-MCSF, Class A, VRN, 2.65%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.58%(1)	5,700,000	5,658,905
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 7/1/18(5)	5,000,000	5,155,359
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 7/1/18(5)	5,500,000	5,639,080
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 7/1/18(5)	7,625,000	7,815,701
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/18(5)	9,000,000	8,876,880
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 7/1/18(5)	5,000,000	5,171,354
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 7/1/18(5)	5,000,000	5,043,809
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	7,500,000	7,326,326
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	4,000,000	3,974,746
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	7,525,000	7,376,235
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.77%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	11,700,000	11,718,303
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 7/1/18(5)	7,500,000	7,366,765
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/18(1)(5)	5,000,000	4,949,061
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/18(5)	6,250,000	6,305,251
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	8,390,000	8,238,781
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	2,500,000	2,608,977
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.97%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.90%(1)	6,800,000	6,805,886
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	5,300,000	4,987,790
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,300,000	5,969,128
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	6,400,000	6,178,932
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/18(1)(5)	6,000,000	5,932,183
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	6,200,000	5,977,641
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $160,968,452)		157,390,553
COLLATERALIZED LOAN OBLIGATIONS(4) — 3.6%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.38%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	6,275,000	6,229,342
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	5,000,000	4,983,743
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	6,650,000	6,645,461
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)	8,800,000	8,789,551
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.47%, 7/23/18, resets quarterly off the 3-month LIBOR plus 1.11%(1)	5,900,000	5,893,691
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	3,300,000	3,298,124

Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.19%, 10/18/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	6,450,000	6,436,067
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.43%, 7/18/18, resets quarterly off the 3-month LIBOR plus 1.07%(1)	4,250,000	4,254,588
KKR CLO Ltd., Series 11, Class AR, VRN, 3.53%, 7/16/18, resets quarterly off the 3-month LIBOR plus 1.18%(1)	4,500,000	4,504,830
KKR CLO Ltd., Series 22A, Class A, VRN, 3.49%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(1)	9,000,000	9,000,000
LCM XIV LP, Series 14A, Class AR, VRN, 3.44%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.04%(1)	6,025,000	6,028,317
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.57%, 7/16/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	7,337,000	7,341,622
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.31%, 7/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(1)	7,000,000	6,996,349
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.07%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)	8,000,000	8,005,086
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(1)	5,750,000	5,759,832
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(1)	8,750,000	8,705,129
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.31%, 7/25/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	5,400,000	5,391,086
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $108,433,318)		108,262,818
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	1,480,000	2,044,220
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,000,000	1,300,550
Houston GO, 3.96%, 3/1/47	1,070,000	1,066,715
Los Angeles Community College District GO, 6.75%, 8/1/49	1,330,000	1,942,372
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,075,000	1,373,474
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,665,000	2,221,593
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	632,249
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	555,000	643,650
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	975,000	1,421,404
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	730,000	1,029,942
New York City GO, 6.27%, 12/1/37	335,000	437,386
New York City Water & Sewer System Rev., 5.95%, 6/15/42	925,000	1,206,644
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	595,000	654,869
Oregon Department of Transportation Rev., 5.83%, 11/15/34	200,000	246,980
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	531,430
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	470,648
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,066,150
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,175,000	1,401,881
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	375,000	464,224
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	2,105,000	2,424,855
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	280,000	367,637
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	750,000	826,020
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	460,000	608,833
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,382,095
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	1,015,000	1,471,943
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,085,000	1,040,406
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	920,000	1,081,819
State of California GO, 4.60%, 4/1/38	1,380,000	1,447,799
State of California GO, 7.55%, 4/1/39	950,000	1,404,356

State of California GO, 7.30%, 10/1/39	1,210,000	1,718,297
State of California GO, 7.60%, 11/1/40	745,000	1,123,341
State of Illinois GO, 5.10%, 6/1/33	1,618,000	1,533,767
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	925,000	1,019,776
University of California Rev., 4.60%, 5/15/31	1,975,000	2,134,007
TOTAL MUNICIPAL SECURITIES (Cost $36,473,245)		39,741,332
BANK LOAN OBLIGATIONS(8) — 1.0%
Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc., 2017 Term Loan B, 2/22/24(9)	3,320,000	3,314,041
Zayo Group, LLC, 2017 Incremental Term Loan, 4.34%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	1,250,000	1,251,037
Zayo Group, LLC, 2017 Incremental Term Loan, 1/19/24(9)	1,250,000	1,251,038
		5,816,116
Health Care Providers and Services — 0.2%
HCA Inc., 2018 Term Loan B10, 4.09%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	4,069,800	4,087,361
HCA Inc., 2018 Term Loan B10, 3/13/25(9)	1,815,000	1,822,832
		5,910,193
Hotels, Restaurants and Leisure — 0.2%
Hilton Worldwide Finance, LLC, Term Loan B2, 3.84%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%	4,000,000	4,004,160
Hilton Worldwide Finance, LLC, Term Loan B2, 10/25/23(9)	2,000,000	2,002,080
		6,006,240
Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4/25/23(9)	4,890,000	4,873,178
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC, 2017 Term Loan B, 9/7/23(9)	1,000,000	996,410
Western Digital Corporation, 2018 Term Loan B4, 4/29/23(9)	5,890,000	5,896,126
		6,892,536
TOTAL BANK LOAN OBLIGATIONS (Cost $29,661,294)		29,498,263
TEMPORARY CASH INVESTMENTS(10) — 4.1%
Credit Agricole Corporate and Investment Bank, 1.91%, 7/2/18(11)	55,526,000	55,517,842
LMA-Americas LLC, 1.95%, 7/2/18(11)	16,830,000	16,827,293
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $8,712,222), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $8,537,588)		8,536,343
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/27, valued at $7,257,744), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $7,114,534)		7,114,000
U.S. Treasury Bills, 2.34%, 6/20/19(11)	34,000,000	33,251,542
TOTAL TEMPORARY CASH INVESTMENTS (Cost $121,244,396)		121,247,020
TOTAL INVESTMENT SECURITIES — 112.7% (Cost $3,430,391,863)		3,365,057,718
OTHER ASSETS AND LIABILITIES(12) — (12.7)%		(379,682,532)
TOTAL NET ASSETS — 100.0%		$2,985,375,186

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	9,260,072,232	USD	14,634,646	Goldman Sachs & Co.	9/20/18	$(462,729)
CLP	926,048,625	USD	1,462,744	Goldman Sachs & Co.	9/20/18	(45,489)
CLP	3,721,664,280	USD	5,870,133	Goldman Sachs & Co.	9/20/18	(174,376)
CLP	4,663,737,648	USD	7,309,590	Goldman Sachs & Co.	9/20/18	(172,053)
CLP	4,637,928,083	USD	7,273,812	Goldman Sachs & Co.	9/20/18	(175,776)
CLP	4,645,743,397	USD	7,264,082	Goldman Sachs & Co.	9/20/18	(154,084)
CLP	4,556,437,714	USD	7,134,461	Goldman Sachs & Co.	9/20/18	(161,140)
USD	50,741,366	CLP	32,218,230,572	Goldman Sachs & Co.	9/20/18	1,433,534
USD	28,795,156	HUF	7,812,125,911	UBS AG	9/19/18	965,256
USD	7,793,515	HUF	2,093,026,408	UBS AG	9/19/18	337,322
USD	1,311,381	HUF	354,118,864	UBS AG	9/19/18	49,869
USD	3,925,689	HUF	1,062,566,208	UBS AG	9/19/18	140,405
USD	3,542,484	HUF	958,737,872	UBS AG	9/19/18	127,078
MXN	154,957,132	USD	7,500,040	JPMorgan Chase Bank N.A.	9/19/18	208,209
MXN	26,466,601	USD	1,270,487	JPMorgan Chase Bank N.A.	9/19/18	46,078
MXN	79,255,509	USD	3,794,442	JPMorgan Chase Bank N.A.	9/19/18	148,075
MXN	72,977,723	USD	3,515,863	JPMorgan Chase Bank N.A.	9/19/18	114,369
USD	75,738,119	MXN	1,570,164,805	JPMorgan Chase Bank N.A.	9/19/18	(2,368,773)
USD	5,545,785	ZAR	71,597,751	UBS AG	9/19/18	378,450
USD	76,783,497	ZAR	989,316,966	UBS AG	9/19/18	5,382,763
						$5,616,988

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	123	September 2018	USD	24,600,000	$26,054,859	$(1,651)
U.S. Treasury 5-Year Notes	1,790	September 2018	USD	179,000,000	203,374,767	821,051
U.S. Treasury 10-Year Ultra Notes	942	September 2018	USD	94,200,000	120,796,781	1,028,193
U.S. Treasury Long Bonds	118	September 2018	USD	11,800,000	17,110,000	143,422
					$367,336,407	$1,991,015

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	1,309	September 2018	EUR	130,900,000	$202,041,700	$(988,197)
Euro-Bund 10-Year Bonds	432	September 2018	EUR	43,200,000	82,004,785	(898,723)
U.K. Gilt 10-Year Bonds	531	September 2018	GBP	53,100,000	86,238,909	(939,861)
U.S. Treasury 10-Year Notes	826	September 2018	USD	82,600,000	99,274,875	(531,015)
					$469,560,269	$(3,357,796)

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BUBOR06M	Receive	0.82%	6/15/20	HUF	5,774,000,000	$121,481
Goldman Sachs & Co.	BUBOR06M	Receive	0.82%	6/18/20	HUF	8,724,000,000	186,193
Morgan Stanley	BUBOR06M	Receive	0.82%	6/15/20	HUF	4,119,000,000	84,335
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	4,207,000,000	50,840
							$442,849

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$7,000,000	$576	$73,467	$74,043
CPURNSA	Receive	2.28%	11/16/26	$7,000,000	575	50,833	51,408
CPURNSA	Receive	2.17%	5/10/27	$4,950,000	554	80,169	80,723
CPURNSA	Receive	2.12%	5/24/27	$5,000,000	554	110,068	110,622
					$2,259	$314,537	$316,796

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$5,000,000	$44,497
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$5,000,000	31,719
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$5,000,000	36,571
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$7,000,000	70,596
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$7,000,000	48,566
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$7,000,000	59,851
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$9,000,000	93,432
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$9,000,000	61,551
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/21/26	$17,500,000	119,338
						$566,121

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CLP	-	Chilean Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $567,346,801, which represented 19.0% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(6)	Forward commitment. Settlement date is indicated.

(7)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,353,776.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(9)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(10)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $670,000.

(11)	The rate indicated is the yield to maturity at purchase.

(12)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

(13)	Collateral has been received at the custodian for collateral requirements on forward commitments. At the period end, the aggregate value of securities received was $1,102,923.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	1,004,240,053	—
U.S. Government Agency Mortgage-Backed Securities	—	751,922,946	—
U.S. Treasury Securities	—	501,763,839	—
Collateralized Mortgage Obligations	—	248,511,125	—
Sovereign Governments and Agencies	—	204,140,202	—
Asset-Backed Securities	—	198,339,567	—
Commercial Mortgage-Backed Securities	—	157,390,553	—
Collateralized Loan Obligations	—	108,262,818	—
Municipal Securities	—	39,741,332	—
Bank Loan Obligations	—	29,498,263	—
Temporary Cash Investments	—	121,247,020	—
	—	3,365,057,718	—
Other Financial Instruments
Futures Contracts	1,992,666	—	—
Swap Agreements	—	1,325,766	—
Forward Foreign Currency Exchange Contracts	—	9,331,408	—
	1,992,666	10,657,174	—

Liabilities
Other Financial Instruments
Futures Contracts	532,666	2,826,781	—
Forward Foreign Currency Exchange Contracts	—	3,714,420	—
	532,666	6,541,201	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT High Income
June 30, 2018

NT High Income - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 92.7%
Aerospace and Defense — 1.5%
Arconic, Inc., 5.90%, 2/1/27	250,000	253,125
Bombardier, Inc., 8.75%, 12/1/21(1)	2,540,000	2,806,700
Bombardier, Inc., 5.75%, 3/15/22(1)	1,085,000	1,094,494
Bombardier, Inc., 6.00%, 10/15/22(1)	1,005,000	1,005,955
Bombardier, Inc., 6.125%, 1/15/23(1)	475,000	478,562
Bombardier, Inc., 7.50%, 12/1/24(1)	950,000	1,002,250
Bombardier, Inc., 7.50%, 3/15/25(1)	495,000	517,894
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(1)	575,000	595,125
TransDigm, Inc., 5.50%, 10/15/20	600,000	600,750
TransDigm, Inc., 6.00%, 7/15/22	1,590,000	1,602,402
TransDigm, Inc., 6.375%, 6/15/26	1,355,000	1,348,225
Triumph Group, Inc., 4.875%, 4/1/21	500,000	483,750
Triumph Group, Inc., 7.75%, 8/15/25	525,000	521,062
		12,310,294
Air Freight and Logistics — 0.4%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	2,495,000	2,566,731
XPO Logistics, Inc., 6.125%, 9/1/23(1)	600,000	614,826
		3,181,557
Airlines — 0.5%
Allegiant Travel Co., 5.50%, 7/15/19	1,075,000	1,085,750
American Airlines Group, Inc., 4.625%, 3/1/20(1)	975,000	973,781
United Continental Holdings, Inc., 4.25%, 10/1/22	225,000	217,406
United Continental Holdings, Inc., 5.00%, 2/1/24	1,445,000	1,398,038
		3,674,975
Auto Components — 0.7%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	785,000	806,587
Dana, Inc., 6.00%, 9/15/23	1,484,000	1,537,795
Delphi Technologies plc, 5.00%, 10/1/25(1)	800,000	765,000
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	600,000	560,250
Tenneco, Inc., 5.00%, 7/15/26	825,000	738,788
Titan International, Inc., 6.50%, 11/30/23(1)	1,175,000	1,175,000
		5,583,420
Automobiles — 0.5%
Ally Financial, Inc., 8.00%, 12/31/18	175,000	178,719
Ally Financial, Inc., 3.75%, 11/18/19	1,225,000	1,226,531
Ally Financial, Inc., 4.125%, 3/30/20	975,000	978,656
Mclaren Finance plc, 5.75%, 8/1/22(1)	400,000	397,980
Tesla, Inc., 5.30%, 8/15/25(1)	950,000	849,063
		3,630,949
Banks — 0.2%
Barclays Bank plc, 7.625%, 11/21/22	830,000	895,051
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	340,000	358,061
		1,253,112
Building Products — 0.2%
Griffon Corp., 5.25%, 3/1/22	925,000	903,401

Hardwoods Acquisition, Inc., 7.50%, 8/1/21(1)	275,000	256,438
		1,159,839
Capital Markets — 0.2%
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	250,000	254,298
NFP Corp., 6.875%, 7/15/25(1)	925,000	911,125
		1,165,423
Chemicals — 2.0%
CF Industries, Inc., 7.125%, 5/1/20	175,000	185,281
CF Industries, Inc., 5.375%, 3/15/44	1,825,000	1,617,406
Chemours Co. (The), 6.625%, 5/15/23	466,000	489,300
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	750,000	743,438
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23(1)	400,000	413,500
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)	275,000	270,531
Hexion, Inc., 10.00%, 4/15/20	200,000	199,000
Hexion, Inc., 10.375%, 2/1/22(1)	1,425,000	1,403,625
Hexion, Inc., 13.75%, 2/1/22(1)	1,425,000	1,300,312
Hexion, Inc. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	200,000	168,500
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	1,625,000	1,604,687
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/22(1)	275,000	282,563
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,700,000	1,588,437
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	450,000	437,063
OCI NV, 6.625%, 4/15/23(1)	800,000	815,280
Platform Specialty Products Corp., 5.875%, 12/1/25(1)	825,000	807,469
PQ Corp., 5.75%, 12/15/25(1)	325,000	322,563
SPCM SA, 4.875%, 9/15/25(1)	300,000	287,250
TPC Group, Inc., 8.75%, 12/15/20(1)	1,275,000	1,268,625
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	750,000	745,313
Tronox Finance plc, 5.75%, 10/1/25(1)	675,000	657,281
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 7/15/25(1)	275,000	264,000
		15,871,424
Commercial Services and Supplies — 1.7%
ADT Corp. (The), 5.25%, 3/15/20	775,000	790,500
APTIM Corp., 7.75%, 6/15/25(1)	1,425,000	1,161,375
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,050,000	1,067,063
Covanta Holding Corp., 5.875%, 3/1/24	2,265,000	2,236,687
Envision Healthcare Corp., 5.125%, 7/1/22(1)	1,630,000	1,652,413
Garda World Security Corp., 8.75%, 5/15/25(1)	775,000	794,375
Iron Mountain, Inc., 5.75%, 8/15/24	2,055,000	2,029,312
Iron Mountain, Inc., 5.25%, 3/15/28(1)	500,000	465,200
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	300,000	287,250
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	575,000	572,125
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	1,197,000	1,280,790
TMS International Corp., 7.25%, 8/15/25(1)	375,000	384,375
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	25,000	24,094
Weight Watchers International, Inc., 8.625%, 12/1/25(1)	575,000	632,471
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	250,000	237,500
		13,615,530
Communications Equipment — 0.8%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	470,000	443,562
CommScope, Inc., 5.00%, 6/15/21(1)	475,000	476,781
Nokia of America Corp., 6.45%, 3/15/29	425,000	436,688
Nokia Oyj, 3.375%, 6/12/22	225,000	218,381
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	2,095,000	2,142,137

Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	2,950,000	2,905,750
		6,623,299
Construction and Engineering — 0.4%
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	325,000	346,937
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	750,000	759,375
SBA Communications Corp., 4.875%, 7/15/22	1,085,000	1,078,219
SBA Communications Corp., 4.00%, 10/1/22(1)	925,000	889,156
		3,073,687
Construction Materials — 1.1%
American Woodmark Corp., 4.875%, 3/15/26(1)	300,000	285,000
BMC East LLC, 5.50%, 10/1/24(1)	840,000	816,900
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	1,365,000	1,335,994
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	400,000	392,000
James Hardie International Finance DAC, 5.00%, 1/15/28(1)	400,000	380,000
Standard Industries, Inc., 4.75%, 1/15/28(1)	425,000	392,062
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	400,000	408,000
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	275,000	259,188
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	700,000	677,250
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	825,000	784,781
US Concrete, Inc., 6.375%, 6/1/24	1,950,000	1,959,750
USG Corp., 5.50%, 3/1/25(1)	735,000	761,644
		8,452,569
Consumer Discretionary — 0.5%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	3,250,000	3,083,437
Netflix, Inc., 4.875%, 4/15/28(1)	1,000,000	954,420
		4,037,857
Consumer Finance — 3.2%
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	700,000	584,500
CIT Group, Inc., 3.875%, 2/19/19	835,000	838,340
CIT Group, Inc., 4.125%, 3/9/21	275,000	273,969
CIT Group, Inc., 5.00%, 8/15/22	1,363,000	1,381,741
CIT Group, Inc., 5.00%, 8/1/23	900,000	912,690
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	575,000	582,906
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	500,000	512,500
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	350,000	351,750
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	660,000	655,050
goeasy Ltd., 7.875%, 11/1/22(1)	175,000	185,500
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	2,485,000	2,398,025
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	925,000	948,772
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	1,367,000	1,370,417
Navient Corp., 5.00%, 10/26/20	990,000	990,000
Navient Corp., 5.875%, 3/25/21	50,000	50,938
Navient Corp., 5.50%, 1/25/23	2,345,000	2,312,756
Navient Corp., 7.25%, 9/25/23	1,250,000	1,315,625
Navient Corp., 5.875%, 10/25/24	375,000	364,219
Navient Corp., 6.75%, 6/25/25	3,475,000	3,448,937
Navient Corp., 6.75%, 6/15/26	675,000	661,298
Navient Corp., MTN, 5.50%, 1/15/19	1,000,000	1,009,250
Navient Corp., MTN, 4.875%, 6/17/19	300,000	301,875
Navient Corp., MTN, 6.125%, 3/25/24	360,000	357,300
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	1,240,000	1,232,262
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	525,000	519,640
Springleaf Finance Corp., 6.875%, 3/15/25	1,025,000	1,019,875

Springleaf Finance Corp., 7.125%, 3/15/26	675,000	673,313
		25,253,448
Consumer, Cyclical — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	600,000	600,750
Containers and Packaging — 2.5%
ARD Finance SA, (Toggle PIK), 7.125%, 9/15/23	2,720,000	2,733,600
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	2,165,000	2,259,719
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	1,085,000	1,059,231
Berry Global, Inc., 4.50%, 2/15/26(1)	350,000	327,250
BWAY Holding Co., 5.50%, 4/15/24(1)	850,000	830,875
BWAY Holding Co., 7.25%, 4/15/25(1)	3,950,000	3,861,125
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	225,000	217,688
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	600,000	599,160
Multi-Color Corp., 6.125%, 12/1/22(1)	200,000	205,500
OI European Group BV, 4.00%, 3/15/23(1)	475,000	444,125
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(1)	375,000	375,000
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	625,000	634,375
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	150,000	154,500
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	375,000	346,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,051,482	1,056,739
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	280,695	284,555
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	1,010,000	998,637
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	2,165,000	2,215,066
Sealed Air Corp., 5.125%, 12/1/24(1)	1,410,000	1,427,625
W/S Packaging Holdings, Inc., 9.00%, 4/15/23(1)	50,000	50,750
		20,082,395
Diversified Consumer Services — 0.3%
Graham Holdings Co., 5.75%, 6/1/26(1)	625,000	632,813
Matthews International Corp., 5.25%, 12/1/25(1)	500,000	480,000
Service Corp., International, 5.375%, 1/15/22	720,000	728,550
Sotheby's, 4.875%, 12/15/25(1)	800,000	770,000
		2,611,363
Diversified Financial Services — 3.4%
Ally Financial, Inc., 4.75%, 9/10/18	865,000	867,703
Ally Financial, Inc., 3.50%, 1/27/19	1,410,000	1,410,000
Ally Financial, Inc., 8.00%, 11/1/31	775,000	926,125
Barclays plc, VRN, 8.25%, 12/15/18(2)	2,350,000	2,391,814
Camelot Finance SA, 7.875%, 10/15/24(1)	500,000	502,500
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	950,000	964,250
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	375,000	367,969
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,050,000	1,077,562
Fly Leasing Ltd., 5.25%, 10/15/24	400,000	376,000
HUB International Ltd., 7.00%, 5/1/26(1)	25,000	24,750
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	3,255,000	3,297,722
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,355,000	1,360,352
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	655,000	669,738
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,225,000	1,229,594
Intelsat Connect Finance SA, 12.50%, 4/1/22(1)	1,500,000	1,488,300
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	1,710,000	1,726,638
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	600,000	591,000
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 8/1/18	250,000	250,456
Nationstar Mortgage LLC / Nationstar Capital Corp., 9.625%, 5/1/19	975,000	982,556
Nationstar Mortgage LLC / Nationstar Capital Corp., 7.875%, 10/1/20	375,000	377,344

Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	1,000,000	999,700
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	650,000	661,375
Royal Bank of Scotland Group plc, VRN, 8.625%, 8/15/21(2)	600,000	639,150
Royal Bank of Scotland Group plc, VRN, 8.00%, 8/10/25(2)	200,000	210,500
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	850,000	818,125
Travelport Corporate Finance plc, 6.00%, 3/15/26(1)	250,000	252,500
Trident Merger Sub, Inc., 6.625%, 11/1/25(1)	275,000	268,813
Vantiv LLC / Vantiv Issuer Corp., 4.375%, 11/15/25(1)	800,000	766,376
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22(1)	425,000	441,469
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,050,000	1,025,062
		26,965,443
Diversified Telecommunication Services — 3.6%
CenturyLink, Inc., 5.625%, 4/1/20	2,470,000	2,507,050
CenturyLink, Inc., 5.80%, 3/15/22	200,000	199,000
CenturyLink, Inc., 6.75%, 12/1/23	350,000	352,625
CenturyLink, Inc., 7.50%, 4/1/24	975,000	1,004,250
CenturyLink, Inc., 7.60%, 9/15/39	250,000	208,750
Frontier Communications Corp., 8.125%, 10/1/18	425,000	429,250
Frontier Communications Corp., 10.50%, 9/15/22	4,300,000	3,923,750
Frontier Communications Corp., 11.00%, 9/15/25	325,000	261,528
Frontier Communications Corp., 8.50%, 4/1/26(1)	600,000	581,250
Hughes Satellite Systems Corp., 5.25%, 8/1/26	1,245,000	1,171,856
Inmarsat Finance plc, 4.875%, 5/15/22(1)	455,000	449,313
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	4,035,000	4,035,000
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	2,175,000	2,300,062
Intelsat Luxembourg SA, 8.125%, 6/1/23	725,000	589,062
Level 3 Financing, Inc., 5.375%, 8/15/22	1,675,000	1,679,187
Level 3 Financing, Inc., 5.375%, 5/1/25	475,000	458,375
Sprint Capital Corp., 6.90%, 5/1/19	790,000	807,933
Sprint Capital Corp., 6.875%, 11/15/28	100,000	96,250
Sprint Capital Corp., 8.75%, 3/15/32	5,220,000	5,598,450
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20	940,000	848,350
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/1/21	263,000	212,373
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)	688,000	657,040
		28,370,704
Electric Utilities — 0.1%
Drax Finco plc, 6.625%, 11/1/25(1)	200,000	199,500
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	450,000	434,250
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	100,000	93,875
		727,625
Electronic Equipment, Instruments and Components†
Itron, Inc., 5.00%, 1/15/26(1)	250,000	238,050
Energy Equipment and Services — 2.9%
Apergy Corp., 6.375%, 5/1/26(1)	275,000	279,813
Bristow Group, Inc., 8.75%, 3/1/23(1)	250,000	245,000
Calfrac Holdings LP, 8.50%, 6/15/26(1)	900,000	905,625
CGG Holding US, Inc., 9.00%, 5/1/23(1)	200,000	207,250
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	850,000	884,000
Ensco plc, 7.75%, 2/1/26	575,000	545,359
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	425,000	449,438
FTS International, Inc., 6.25%, 5/1/22	1,810,000	1,834,797
Jonah Energy LLC / Jonah Energy Finance Corp., 7.25%, 10/15/25(1)	675,000	548,438
KCA Deutag UK Finance plc, 9.625%, 4/1/23(1)	800,000	813,000

McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.625%, 5/1/24(1)	725,000	757,625
Noble Holding International Ltd., 7.75%, 1/15/24	2,455,000	2,338,387
Noble Holding International Ltd., 7.875%, 2/1/26(1)	1,050,000	1,082,812
Noble Holding International Ltd., 6.20%, 8/1/40	175,000	126,875
Noble Holding International Ltd., 8.95%, 4/1/45	50,000	45,875
Parker Drilling Co., 7.50%, 8/1/20	250,000	210,000
Parker Drilling Co., 6.75%, 7/15/22	325,000	238,875
Precision Drilling Corp., 5.25%, 11/15/24	975,000	926,250
Precision Drilling Corp., 7.125%, 1/15/26(1)	550,000	566,225
Rowan Cos., Inc., 7.375%, 6/15/25	300,000	291,750
SESI LLC, 7.125%, 12/15/21	1,050,000	1,069,687
SESI LLC, 7.75%, 9/15/24	775,000	799,219
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	800,000	809,000
Transocean Guardian Ltd., 5.875%, 1/15/24(1)(3)	150,000	149,250
Transocean, Inc., 9.00%, 7/15/23(1)	2,530,000	2,732,400
Transocean, Inc., 7.50%, 1/15/26(1)	1,300,000	1,323,562
Transocean, Inc., 7.50%, 4/15/31	250,000	233,125
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26(1)	825,000	856,969
Weatherford International LLC, 9.875%, 3/1/25(1)	350,000	353,500
Weatherford International Ltd., 7.75%, 6/15/21	1,010,000	1,042,825
Weatherford International Ltd., 9.875%, 2/15/24	675,000	684,909
		23,351,840
Engineering and Construction — 0.1%
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25(1)	625,000	595,313
Equity Real Estate Investment Trusts (REITs) — 0.9%
AHP Health Partners, Inc., 9.75%, 7/15/26(1)	300,000	301,500
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	175,000	175,438
CyrusOne LP / CyrusOne Finance Corp., 5.375%, 3/15/27	175,000	174,125
Equinix, Inc., 5.375%, 4/1/23	2,085,000	2,144,683
Equinix, Inc., 5.75%, 1/1/25	300,000	303,660
FelCor Lodging LP, 6.00%, 6/1/25	1,280,000	1,318,400
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	765,000	778,387
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,990,000	1,830,800
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	410,000	393,682
		7,420,675
Financial Services — 0.5%
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	3,380,000	3,770,829
Food and Staples Retailing — 0.3%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24	1,375,000	1,302,813
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 3/15/25	200,000	178,000
Albertsons Cos., Inc., VRN, 6.09%, 10/15/18, resets quarterly off the 3-month LIBOR plus 3.75%(1)	250,000	251,250
Cumberland Farms, Inc., 6.75%, 5/1/25(1)	375,000	380,625
Ingles Markets, Inc., 5.75%, 6/15/23	200,000	198,000
Rite Aid Corp., 7.70%, 2/15/27	200,000	170,000
		2,480,688
Food Products — 1.4%
B&G Foods, Inc., 5.25%, 4/1/25	1,290,000	1,219,050
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	540,000	548,100
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	730,000	699,888
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,065,000	995,775
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	3,280,000	3,157,000
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	525,000	488,250
Post Holdings, Inc., 5.75%, 3/1/27(1)	3,275,000	3,168,562

Sigma Holdco BV, 7.875%, 5/15/26(1)	500,000	471,250
		10,747,875
Gas Utilities — 3.5%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(1)	575,000	566,375
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,145,000	1,175,056
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	750,000	759,375
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22(1)	775,000	786,625
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 7/15/26(1)	250,000	248,050
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	630,000	689,062
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	715,000	746,281
Cheniere Energy Partners LP, 5.25%, 10/1/25(1)	950,000	929,052
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	425,000	414,375
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	820,000	840,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	1,090,000	1,092,725
Energy Transfer Equity LP, 7.50%, 10/15/20	3,475,000	3,713,906
Energy Transfer Equity LP, 4.25%, 3/15/23	700,000	677,257
Energy Transfer Partners LP, 5.80%, 6/15/38	550,000	545,620
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	325,000	313,625
Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	325,000	307,125
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	125,000	126,875
MPLX LP, 4.875%, 12/1/24	640,000	660,424
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	800,000	795,000
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	50,000	49,563
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	550,000	557,563
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	2,115,000	2,175,806
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	175,000	200,375
SemGroup Corp., 7.25%, 3/15/26	625,000	615,625
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	600,000	585,000
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 11/15/23	375,000	355,313
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,350,000	1,333,125
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	425,000	405,875
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	300,000	297,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,215,000	1,169,437
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	1,205,000	1,192,950
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	225,000	226,969
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	450,000	456,750
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,120,000	3,135,600
		28,144,259
Health Care Equipment and Supplies — 0.4%
Avantor, Inc., 6.00%, 10/1/24(1)	425,000	421,472
DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	615,000	625,578
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	630,000	570,150
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	355,000	297,668
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	250,000	245,625
Universal Hospital Services, Inc., 7.625%, 8/15/20	1,275,000	1,276,594
		3,437,087
Health Care Providers and Services — 4.2%
Centene Corp., 5.625%, 2/15/21	1,445,000	1,479,138
Centene Corp., 6.125%, 2/15/24	770,000	813,312
Centene Escrow I Corp., 5.375%, 6/1/26(1)	1,325,000	1,345,710
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	740,000	381,100
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)(3)	550,000	552,805
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	422,000	350,788

CHS / Community Health Systems, Inc., VRN, 11.00%, 6/22/19(1)(2)	1,110,000	1,003,162
DaVita, Inc., 5.75%, 8/15/22	1,625,000	1,653,446
DaVita, Inc., 5.125%, 7/15/24	1,375,000	1,336,328
Encompass Health Corp., 5.75%, 11/1/24	340,000	341,472
Envision Healthcare Corp., 5.625%, 7/15/22	1,720,000	1,757,625
HCA, Inc., 3.75%, 3/15/19	850,000	855,312
HCA, Inc., 6.50%, 2/15/20	2,625,000	2,739,844
HCA, Inc., 7.50%, 2/15/22	1,625,000	1,771,250
HCA, Inc., 5.875%, 3/15/22	610,000	637,450
HCA, Inc., 4.75%, 5/1/23	2,045,000	2,045,000
HCA, Inc., 5.375%, 2/1/25	405,000	399,816
HCA, Inc., 7.69%, 6/15/25	1,730,000	1,885,700
HCA, Inc., 5.875%, 2/15/26	475,000	480,344
Kindred Healthcare, Inc., 8.00%, 1/15/20	1,280,000	1,377,933
Kindred Healthcare, Inc., 6.375%, 4/15/22	520,000	538,200
LifePoint Health, Inc., 5.50%, 12/1/21	870,000	872,175
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	575,000	590,812
Polaris Intermediate Corp., (Toggle PIK), 8.50%, 12/1/22(1)	1,175,000	1,216,125
Select Medical Corp., 6.375%, 6/1/21	1,600,000	1,627,800
Tenet Healthcare Corp., 5.50%, 3/1/19	578,000	586,670
Tenet Healthcare Corp., 6.00%, 10/1/20	1,515,000	1,562,344
Tenet Healthcare Corp., 8.125%, 4/1/22	1,540,000	1,613,150
Tenet Healthcare Corp., 6.75%, 6/15/23	905,000	903,869
Tenet Healthcare Corp., 4.625%, 7/15/24(1)	956,000	909,108
		33,627,788
Hotels, Restaurants and Leisure — 5.9%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	4,450,000	4,232,840
Aramark Services, Inc., 5.125%, 1/15/24	1,205,000	1,208,012
Aramark Services, Inc., 5.00%, 4/1/25(1)	250,000	249,375
Aramark Services, Inc., 5.00%, 2/1/28(1)	1,375,000	1,316,562
Boyd Gaming Corp., 6.875%, 5/15/23	935,000	982,919
Boyd Gaming Corp., 6.375%, 4/1/26	1,450,000	1,471,750
Boyd Gaming Corp., 6.00%, 8/15/26(1)	1,525,000	1,511,656
Boyne USA, Inc., 7.25%, 5/1/25(1)	425,000	445,188
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	75,000	78,375
Churchill Downs, Inc., 4.75%, 1/15/28(1)	750,000	697,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	875,000	896,875
Eldorado Resorts, Inc., 7.00%, 8/1/23	2,315,000	2,439,431
Eldorado Resorts, Inc., 6.00%, 4/1/25	625,000	628,906
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	1,150,000	1,216,125
Golden Nugget, Inc., 6.75%, 10/15/24(1)	2,100,000	2,105,628
Golden Nugget, Inc., 8.75%, 10/1/25(1)	1,575,000	1,621,793
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26(1)	1,375,000	1,357,812
IRB Holding Corp., 6.75%, 2/15/26(1)	975,000	933,562
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	1,190,000	1,228,675
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	500,000	523,750
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	200,000	197,940
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	2,350,000	2,455,750
Merlin Entertainments plc, 5.75%, 6/15/26(1)	400,000	407,040
MGM Resorts International, 8.625%, 2/1/19	1,015,000	1,045,450
MGM Resorts International, 5.25%, 3/31/20	1,015,000	1,036,569
MGM Resorts International, 6.75%, 10/1/20	50,000	52,500
MGM Resorts International, 6.625%, 12/15/21	500,000	527,500

MGM Resorts International, 7.75%, 3/15/22	505,000	551,713
MGM Resorts International, 6.00%, 3/15/23	775,000	800,187
MGM Resorts International, 5.75%, 6/15/25	1,825,000	1,831,844
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	2,275,000	2,152,719
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	825,000	837,375
NCL Corp. Ltd., 4.75%, 12/15/21(1)	442,000	442,000
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	2,550,000	2,409,750
Scientific Games International, Inc., 6.25%, 9/1/20	1,410,000	1,417,050
Scientific Games International, Inc., 6.625%, 5/15/21	275,000	279,813
Scientific Games International, Inc., 10.00%, 12/1/22	1,715,000	1,832,906
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	475,000	515,423
Station Casinos LLC, 5.00%, 10/1/25(1)	325,000	306,313
Viking Cruises Ltd., 6.25%, 5/15/25(1)	600,000	591,000
Viking Cruises Ltd., 5.875%, 9/15/27(1)	225,000	213,188
VOC Escrow Ltd., 5.00%, 2/15/28(1)	175,000	166,199
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	625,000	585,156
Wynn Macau Ltd., 4.875%, 10/1/24(1)	800,000	765,760
Wynn Macau Ltd., 5.50%, 10/1/27(1)	800,000	766,000
		47,333,879
Household Durables — 2.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	475,000	453,625
AV Homes, Inc., 6.625%, 5/15/22	450,000	465,188
Beazer Homes USA, Inc., 8.75%, 3/15/22	795,000	846,675
Beazer Homes USA, Inc., 7.25%, 2/1/23	38,000	39,045
Beazer Homes USA, Inc., 6.75%, 3/15/25	300,000	288,000
Brookfield Residential Properties, Inc., 6.375%, 5/15/25(1)	1,000,000	1,005,000
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	1,235,000	1,245,806
Century Communities, Inc., 6.875%, 5/15/22	835,000	858,630
KB Home, 4.75%, 5/15/19	360,000	363,276
KB Home, 8.00%, 3/15/20	360,000	384,300
KB Home, 7.00%, 12/15/21	565,000	596,075
Lennar Corp., 4.50%, 4/30/24	1,805,000	1,744,171
Lennar Corp., 5.00%, 6/15/27	625,000	601,563
Mattamy Group Corp., 6.50%, 10/1/25(1)	450,000	443,502
Meritage Homes Corp., 7.00%, 4/1/22	540,000	584,550
Meritage Homes Corp., 6.00%, 6/1/25	550,000	559,625
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	920,000	925,750
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	2,625,000	2,580,690
Toll Brothers Finance Corp., 6.75%, 11/1/19	490,000	512,050
TRI Pointe Group, Inc., 5.25%, 6/1/27	625,000	574,219
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,490,000	2,483,775
William Lyon Homes, Inc., 6.00%, 9/1/23(1)	525,000	520,910
William Lyon Homes, Inc., 5.875%, 1/31/25	1,480,000	1,404,150
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	700,000	726,250
		20,206,825
Household Products — 0.4%
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/26(1)(3)	600,000	611,250
Prestige Brands, Inc., 6.375%, 3/1/24(1)	375,000	373,125
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	325,000	312,000
Spectrum Brands, Inc., 6.625%, 11/15/22	1,215,000	1,257,525
Spectrum Brands, Inc., 5.75%, 7/15/25	845,000	838,662
		3,392,562

Industrial — 0.3%
BWX Technologies, Inc., 5.375%, 7/15/26(1)	375,000	380,625
FXI Holdings, Inc., 7.875%, 11/1/24(1)	525,000	514,500
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	375,000	358,125
Mueller Water Products, Inc., 5.50%, 6/15/26(1)	250,000	252,500
TopBuild Corp., 5.625%, 5/1/26(1)	675,000	649,688
		2,155,438
Industrial Conglomerates — 1.3%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(1)	375,000	385,313
Avantor, Inc., 9.00%, 10/1/25(1)	1,725,000	1,742,595
Concordia International Corp., 9.50%, 10/21/22(1)(4)(5)	590,000	36,875
DAE Funding LLC, 4.00%, 8/1/20(1)	725,000	718,656
DAE Funding LLC, 4.50%, 8/1/22(1)	1,275,000	1,239,937
DAE Funding LLC, 5.00%, 8/1/24(1)	1,500,000	1,444,500
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	375,000	384,375
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	125,000	130,625
H&E Equipment Services, Inc., 5.625%, 9/1/25	1,250,000	1,231,250
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	400,000	417,000
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	550,000	534,187
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(1)	725,000	685,125
TTM Technologies, Inc., 5.625%, 10/1/25(1)	475,000	464,313
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	900,000	880,875
		10,295,626
Insurance — 1.2%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	1,150,000	1,049,375
Aircastle Ltd., 4.625%, 12/15/18	300,000	302,250
Aircastle Ltd., 6.25%, 12/1/19	350,000	362,219
Aircastle Ltd., 5.125%, 3/15/21	150,000	153,729
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	1,600,000	1,632,000
AssuredPartners, Inc., 7.00%, 8/15/25(1)	700,000	675,500
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(1)	925,000	904,187
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	206,750
Genworth Holdings, Inc., 7.625%, 9/24/21	820,000	841,418
Genworth Holdings, Inc., VRN, 4.35%, 8/15/18, resets quarterly off the 3-month LIBOR plus 2.00%	450,000	275,625
Radian Group, Inc., 7.00%, 3/15/21	470,000	499,963
Radian Group, Inc., 4.50%, 10/1/24	625,000	606,250
Wand Merger Corp., 8.125%, 7/15/23(1)(3)	1,050,000	1,067,062
Wand Merger Corp., 9.125%, 7/15/26(1)(3)	800,000	810,000
		9,386,328
Internet Software and Services — 0.4%
Match Group, Inc., 6.375%, 6/1/24	700,000	739,375
Netflix, Inc., 5.375%, 2/1/21	450,000	464,760
Netflix, Inc., 5.75%, 3/1/24	1,445,000	1,488,350
Netflix, Inc., 5.875%, 2/15/25	625,000	642,681
		3,335,166
IT Services — 1.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	615,000	617,091
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	755,000	773,875
First Data Corp., 7.00%, 12/1/23(1)	3,920,000	4,092,794
First Data Corp., 5.00%, 1/15/24(1)	250,000	249,062
First Data Corp., 5.75%, 1/15/24(1)	1,350,000	1,354,185

Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	1,675,000	1,649,875
		8,736,882
Leisure Products — 0.2%
Constellation Merger Sub, Inc., 8.50%, 9/15/25(1)	1,025,000	980,156
Mattel, Inc., 6.75%, 12/31/25(1)	500,000	488,125
		1,468,281
Machinery — 1.1%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(1)	1,590,000	1,695,576
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	350,000	361,375
Cloud Crane LLC, 10.125%, 8/1/24(1)	575,000	619,563
JB Poindexter & Co., Inc., 7.125%, 4/15/26(1)	725,000	746,750
Navistar International Corp., 6.625%, 11/1/25(1)	2,125,000	2,194,062
SPX FLOW, Inc., 5.625%, 8/15/24(1)	150,000	149,625
Vertiv Group Corp., 9.25%, 10/15/24(1)	375,000	369,375
Vertiv Intermediate Holding Corp., (Toggle PIK), 12.00%, 2/15/22(1)	2,650,000	2,580,437
		8,716,763
Marine — 0.3%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	2,610,000	2,590,425
Media — 9.4%
Altice Financing SA, 6.625%, 2/15/23(1)	1,740,000	1,719,120
Altice Financing SA, 7.50%, 5/15/26(1)	1,445,000	1,401,216
Altice Finco SA, 7.625%, 2/15/25(1)	940,000	842,475
Altice France SA, 6.00%, 5/15/22(1)	7,345,000	7,400,087
Altice France SA, 6.25%, 5/15/24(1)	200,000	195,000
Altice France SA, 7.375%, 5/1/26(1)	2,560,000	2,512,512
Altice Luxembourg SA, 7.75%, 5/15/22(1)	3,925,000	3,812,156
Altice US Finance I Corp., 5.375%, 7/15/23(1)	600,000	598,500
Altice US Finance I Corp., 5.50%, 5/15/26(1)	630,000	609,525
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	355,000	349,231
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,150,000	1,109,750
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	275,000	268,125
AMC Networks, Inc., 5.00%, 4/1/24	200,000	197,500
Cablevision Systems Corp., 5.875%, 9/15/22	880,000	875,600
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	700,000	704,813
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	575,000	570,509
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	525,000	494,813
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	2,500,000	2,474,250
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	100,000	100,500
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	850,000	824,500
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	3,115,000	3,068,275
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	375,000	364,575
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	915,000	856,669
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27(1)	125,000	122,344
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	820,000	754,400
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	1,775,000	1,772,781
Cinemark USA, Inc., 5.125%, 12/15/22	785,000	795,794
Clear Channel International BV, 8.75%, 12/15/20(1)	125,000	129,844
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	1,690,000	1,686,265
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	270,000	269,325
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	1,225,000	1,255,625
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	195,000	198,900
CSC Holdings LLC, 7.625%, 7/15/18	865,000	867,595
Cumulus Media Holdings, Inc., 7.75%, 5/1/19(4)(5)	485,000	39,768

Digicel Ltd., 6.00%, 4/15/21(1)	1,300,000	1,178,125
DISH DBS Corp., 5.125%, 5/1/20	200,000	198,750
DISH DBS Corp., 6.75%, 6/1/21	1,480,000	1,485,550
DISH DBS Corp., 5.00%, 3/15/23	2,370,000	2,064,862
DISH DBS Corp., 5.875%, 11/15/24	125,000	106,250
DISH DBS Corp., 7.75%, 7/1/26	1,325,000	1,166,000
Embarq Corp., 8.00%, 6/1/36	1,550,000	1,470,562
Gray Television, Inc., 5.125%, 10/15/24(1)	2,075,000	1,986,812
Gray Television, Inc., 5.875%, 7/15/26(1)	450,000	429,188
GTH Finance BV, 7.25%, 4/26/23(1)	2,020,000	2,095,968
Lamar Media Corp., 5.00%, 5/1/23	1,010,000	1,028,938
Level 3 Parent LLC, 5.75%, 12/1/22	800,000	802,000
Meredith Corp., 6.875%, 2/1/26(1)	175,000	173,031
Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 8/15/23(1)	275,000	289,094
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	1,440,000	1,391,400
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	740,000	741,850
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	920,000	906,292
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	500,000	470,475
Quebecor Media, Inc., 5.75%, 1/15/23	250,000	256,250
Qwest Corp., 6.75%, 12/1/21	450,000	479,931
Radiate Holdco LLC / Radiate Finance, Inc., 6.875%, 2/15/23(1)	250,000	241,250
Radiate Holdco LLC / Radiate Finance, Inc., 6.625%, 2/15/25(1)	250,000	229,375
Sinclair Television Group, Inc., 5.375%, 4/1/21	720,000	727,200
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	400,000	390,500
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	1,025,000	994,250
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	1,085,000	1,064,656
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	200,000	187,500
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/28(1)	800,000	730,944
Townsquare Media, Inc., 6.50%, 4/1/23(1)	1,100,000	994,125
Unitymedia GmbH, 6.125%, 1/15/25(1)	1,320,000	1,366,200
Univision Communications, Inc., 6.75%, 9/15/22(1)	315,000	323,253
UPC Holding BV, 5.50%, 1/15/28(1)	600,000	541,500
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	810,000	773,631
Videotron Ltd., 5.00%, 7/15/22	650,000	661,375
Virgin Media Finance plc, 5.75%, 1/15/25(1)	1,660,000	1,562,475
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,330,000	1,235,238
Virgin Media Secured Finance plc, 5.50%, 8/15/26(1)	1,205,000	1,131,013
WMG Acquisition Corp., 5.625%, 4/15/22(1)	1,345,000	1,380,158
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	745,000	699,846
Ziggo Bond Finance BV, 6.00%, 1/15/27(1)	150,000	141,375
Ziggo BV, 5.50%, 1/15/27(1)	1,525,000	1,428,315
		74,767,849
Metals and Mining — 5.2%
AK Steel Corp., 7.625%, 10/1/21	975,000	999,082
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	1,060,000	1,123,165
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	600,000	605,250
Aleris International, Inc., 10.75%, 7/15/23(1)	425,000	428,719
Allegheny Technologies, Inc., 5.95%, 1/15/21	1,855,000	1,873,550
ArcelorMittal, 5.50%, 3/1/21	1,100,000	1,148,950
ArcelorMittal, 6.125%, 6/1/25	1,390,000	1,504,675
Arconic, Inc., 5.125%, 10/1/24	1,500,000	1,494,442
Arconic, Inc., 5.95%, 2/1/37	1,225,000	1,188,250
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	625,000	627,375

Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	625,000	643,812
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	1,590,000	1,512,487
Coeur Mining, Inc., 5.875%, 6/1/24	150,000	145,313
Constellium NV, 6.625%, 3/1/25(1)	2,415,000	2,439,126
Constellium NV, 5.875%, 2/15/26(1)	250,000	241,875
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	50,000	50,594
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	1,520,000	1,523,800
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	2,800,000	2,709,000
First Quantum Minerals Ltd., 6.875%, 3/1/26(1)	1,000,000	960,000
Freeport-McMoRan, Inc., 4.00%, 11/14/21	400,000	392,000
Freeport-McMoRan, Inc., 3.55%, 3/1/22	2,675,000	2,547,937
Freeport-McMoRan, Inc., 3.875%, 3/15/23	275,000	260,563
Freeport-McMoRan, Inc., 5.40%, 11/14/34	2,570,000	2,345,125
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,175,000	1,036,585
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	200,000	210,500
Kinross Gold Corp., 5.125%, 9/1/21	360,000	371,142
Kinross Gold Corp., 4.50%, 7/15/27(1)	525,000	484,313
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	350,000	350,000
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)	400,000	400,000
Novelis Corp., 6.25%, 8/15/24(1)	685,000	686,712
Novelis Corp., 5.875%, 9/30/26(1)	2,025,000	1,944,000
Park-Ohio Industries, Inc., 6.625%, 4/15/27	125,000	127,188
Steel Dynamics, Inc., 5.25%, 4/15/23	1,030,000	1,042,875
Taseko Mines Ltd., 8.75%, 6/15/22(1)	1,200,000	1,227,000
Teck Resources Ltd., 4.75%, 1/15/22	1,510,000	1,520,706
Teck Resources Ltd., 8.50%, 6/1/24(1)	685,000	752,644
Teck Resources Ltd., 6.125%, 10/1/35	1,125,000	1,136,250
Teck Resources Ltd., 6.00%, 8/15/40	375,000	365,625
Teck Resources Ltd., 5.20%, 3/1/42	1,275,000	1,123,594
United States Steel Corp., 6.875%, 8/15/25	725,000	732,939
United States Steel Corp., 6.25%, 3/15/26	525,000	520,734
Vedanta Resources plc, 6.375%, 7/30/22(1)	1,010,000	964,550
		41,762,447
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
iStar, Inc., 5.00%, 7/1/19	705,000	703,678
iStar, Inc., 4.625%, 9/15/20	475,000	469,063
iStar, Inc., 5.25%, 9/15/22	125,000	121,875
Starwood Property Trust, Inc., 4.75%, 3/15/25(1)	400,000	385,000
		1,679,616
Multi-Utilities — 2.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,045,000	997,975
Calpine Corp., 5.375%, 1/15/23	4,715,000	4,502,825
Calpine Corp., 5.875%, 1/15/24(1)	225,000	223,312
Calpine Corp., 5.50%, 2/1/24	360,000	332,100
Calpine Corp., 5.25%, 6/1/26(1)	800,000	757,000
GenOn Energy, Inc., 9.50%, 10/15/18(4)(5)	425,000	388,875
NRG Energy, Inc., 6.25%, 7/15/22	1,705,000	1,758,793
NRG Energy, Inc., 6.25%, 5/1/24	1,610,000	1,658,300
NRG Energy, Inc., 7.25%, 5/15/26	595,000	636,650
NRG Energy, Inc., 5.75%, 1/15/28(1)	925,000	911,125
NRG Yield Operating LLC, 5.375%, 8/15/24	500,000	502,500
NRG Yield Operating LLC, 5.00%, 9/15/26	175,000	167,563
Talen Energy Supply LLC, 9.50%, 7/15/22(1)	100,000	98,688

Talen Energy Supply LLC, 10.50%, 1/15/26(1)	1,025,000	917,375
Vistra Energy Corp., 7.375%, 11/1/22	2,385,000	2,498,287
Vistra Energy Corp., 7.625%, 11/1/24	75,000	80,344
Vistra Energy Corp., 8.00%, 1/15/25(1)	225,000	242,651
Vistra Energy Corp., 8.125%, 1/30/26(1)	625,000	681,250
		17,355,613
Multiline Retail — 0.2%
JC Penney Corp., Inc., 8.625%, 3/15/25(1)	475,000	403,750
JC Penney Corp., Inc., 6.375%, 10/15/36	625,000	354,687
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	250,000	166,563
Neiman Marcus Group Ltd. LLC, (Toggle PIK), 8.75%, 10/15/21(1)	550,000	368,500
		1,293,500
Oil, Gas and Consumable Fuels — 11.6%
Aker BP ASA, 5.875%, 3/31/25(1)	150,000	155,025
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	1,220,000	1,299,300
Antero Resources Corp., 5.125%, 12/1/22	1,695,000	1,707,712
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	1,700,000	1,878,500
California Resources Corp., 8.00%, 12/15/22(1)	2,655,000	2,422,687
Callon Petroleum Co., 6.125%, 10/1/24	975,000	992,063
Callon Petroleum Co., 6.375%, 7/1/26(1)	975,000	981,094
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	432,000	435,240
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	740,000	752,950
Cenovus Energy, Inc., 6.75%, 11/15/39	1,300,000	1,430,926
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	525,000	511,875
Chaparral Energy, Inc., 8.75%, 7/15/23(1)	525,000	529,922
Chesapeake Energy Corp., 6.625%, 8/15/20	1,175,000	1,213,187
Chesapeake Energy Corp., 6.875%, 11/15/20	1,125,000	1,167,187
Chesapeake Energy Corp., 8.00%, 1/15/25	2,075,000	2,118,471
Citgo Holding, Inc., 10.75%, 2/15/20(1)	2,490,000	2,661,187
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	175,000	175,053
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 12.00%, 11/1/21	1,625,000	1,685,937
CNX Resources Corp., 5.875%, 4/15/22	1,565,000	1,577,035
Comstock Resources, Inc., (Toggle PIK), 10.00%, 3/15/20	1,260,000	1,323,000
CONSOL Energy, Inc., 11.00%, 11/15/25(1)	725,000	799,313
Continental Resources, Inc., 4.90%, 6/1/44	100,000	98,220
Conuma Coal Resources Ltd., 10.00%, 5/1/23(1)	775,000	790,500
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	700,000	717,500
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,050,000	1,015,875
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,695,000	1,800,429
Denbury Resources, Inc., 6.375%, 8/15/21	964,000	927,850
Denbury Resources, Inc., 9.25%, 3/31/22(1)	650,000	690,625
Diamondback Energy, Inc., 5.375%, 5/31/25(1)	350,000	350,438
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	2,675,000	2,654,937
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	681,000	471,593
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)	2,925,000	2,413,125
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	180,000	140,400
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	275,000	289,438
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	550,000	527,346
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	720,000	664,200
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	745,000	677,950
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	480,000	421,200
Gulfport Energy Corp., 6.00%, 10/15/24	520,000	503,100
Gulfport Energy Corp., 6.375%, 5/15/25	995,000	971,369

Gulfport Energy Corp., 6.375%, 1/15/26	400,000	385,000
Halcon Resources Corp., 6.75%, 2/15/25	900,000	846,000
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26(1)	1,850,000	1,854,625
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	1,025,000	996,812
Jagged Peak Energy LLC, 5.875%, 5/1/26(1)	600,000	589,500
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.75%, 4/1/22	1,025,000	640,625
Jones Energy Holdings LLC / Jones Energy Finance Corp., 9.25%, 3/15/23(1)	475,000	477,375
Laredo Petroleum, Inc., 5.625%, 1/15/22	625,000	619,531
MEG Energy Corp., 6.375%, 1/30/23(1)	825,000	774,469
MEG Energy Corp., 7.00%, 3/31/24(1)	1,465,000	1,375,269
MEG Energy Corp., 6.50%, 1/15/25(1)	1,170,000	1,171,462
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,750,000	1,716,592
Murphy Oil Corp., 4.45%, 12/1/22	1,190,000	1,175,018
Murphy Oil Corp., 6.875%, 8/15/24	1,098,000	1,155,645
Murphy Oil Corp., 5.75%, 8/15/25	260,000	259,922
Murray Energy Corp., 11.25%, 4/15/21(1)	5,025,000	2,989,875
Oasis Petroleum, Inc., 6.50%, 11/1/21	675,000	690,188
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	475,000	480,344
Parkland Fuel Corp., 6.00%, 4/1/26(1)	275,000	271,563
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27(1)	625,000	621,875
Peabody Energy Corp., 6.00%, 3/31/22(1)	2,625,000	2,667,656
QEP Resources, Inc., 5.625%, 3/1/26	225,000	215,719
Range Resources Corp., 5.75%, 6/1/21	720,000	741,600
Range Resources Corp., 5.00%, 8/15/22	810,000	805,950
Range Resources Corp., 5.00%, 3/15/23	1,425,000	1,391,512
Resolute Energy Corp., 8.50%, 5/1/20	1,075,000	1,075,000
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/23(1)	450,000	452,250
Sanchez Energy Corp., 7.75%, 6/15/21	3,780,000	3,241,350
Sanchez Energy Corp., 6.125%, 1/15/23	1,375,000	938,438
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	1,375,000	1,325,156
SM Energy Co., 6.125%, 11/15/22	775,000	798,250
SM Energy Co., 6.50%, 1/1/23	735,000	746,025
SM Energy Co., 5.625%, 6/1/25	1,425,000	1,382,250
SM Energy Co., 6.75%, 9/15/26	1,050,000	1,057,875
Southwestern Energy Co., 4.10%, 3/15/22	375,000	360,000
Southwestern Energy Co., 6.70%, 1/23/25	970,000	953,025
Southwestern Energy Co., 7.50%, 4/1/26	450,000	468,000
SRC Energy, Inc., 6.25%, 12/1/25(1)	675,000	677,531
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	1,005,000	979,875
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	1,425,000	1,374,234
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23(1)	1,575,000	1,515,937
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(1)	150,000	142,500
Tullow Oil plc, 7.00%, 3/1/25(1)	200,000	189,500
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	850,000	788,375
Warrior Met Coal, Inc., 8.00%, 11/1/24(1)	1,675,000	1,733,625
Whiting Petroleum Corp., 5.75%, 3/15/21	2,170,000	2,223,100
WildHorse Resource Development Corp., 6.875%, 2/1/25	850,000	871,250
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	400,000	410,000
WPX Energy, Inc., 6.00%, 1/15/22	843,000	880,935
WPX Energy, Inc., 8.25%, 8/1/23	460,000	523,250
WPX Energy, Inc., 5.75%, 6/1/26	525,000	526,969
		92,492,586

Paper and Forest Products — 0.1%
Mercer International, Inc., 6.50%, 2/1/24	550,000	558,250
Personal Products†
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	225,000	206,438
Pharmaceuticals — 3.0%
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	525,000	527,468
Eagle Holding Co. II LLC, (Toggle PIK), 7.625%, 5/15/22(1)	1,675,000	1,696,273
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,900,000	1,572,250
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	590,000	463,150
Endo Finance LLC, 5.75%, 1/15/22(1)	700,000	630,000
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	1,350,000	1,248,750
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	895,000	720,475
Valeant Pharmaceuticals International, 6.75%, 8/15/21(1)	2,265,000	2,290,481
Valeant Pharmaceuticals International, 7.25%, 7/15/22(1)	1,315,000	1,346,770
Valeant Pharmaceuticals International, 8.50%, 1/31/27(1)	575,000	585,063
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	2,425,000	2,467,438
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	1,275,000	1,202,484
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	3,435,000	3,177,375
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(1)	125,000	123,656
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(1)	4,550,000	4,737,687
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	825,000	792,000
		23,581,320
Professional Services — 0.1%
Michael Baker International LLC, 8.75%, 3/1/23(1)	1,000,000	980,000
Real Estate Management and Development — 0.6%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	375,000	382,969
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	550,000	534,875
Hunt Cos., Inc., 6.25%, 2/15/26(1)	825,000	771,375
Kennedy-Wilson, Inc., 5.875%, 4/1/24	250,000	243,750
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,030,000	1,035,150
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	1,725,000	1,630,125
		4,598,244
Semiconductors and Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc., 6.75%, 3/1/19	275,000	282,563
Advanced Micro Devices, Inc., 7.50%, 8/15/22	1,215,000	1,348,650
Advanced Micro Devices, Inc., 7.00%, 7/1/24	1,070,000	1,131,525
Amkor Technology, Inc., 6.375%, 10/1/22	720,000	735,300
Entegris, Inc., 4.625%, 2/10/26(1)	650,000	622,375
Micron Technology, Inc., 5.50%, 2/1/25	625,000	653,906
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	800,000	800,000
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,645,000	1,620,325
Qorvo, Inc., 7.00%, 12/1/25	250,000	270,000
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	425,000	444,125
		7,908,769
Software — 1.1%
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	680,000	696,150
CDK Global, Inc., 5.875%, 6/15/26	625,000	639,844
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	1,337,000	1,269,949
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	175,000	183,750
Infor Software Parent LLC / Infor Software Parent, Inc., (Toggle PIK), 7.125%, 5/1/21(1)	150,000	150,938
Infor US, Inc., 6.50%, 5/15/22	3,670,000	3,702,112
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	960,000	967,200

Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	1,200,000	990,000
		8,599,943
Specialty Retail — 1.7%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	1,423,000	1,394,540
Asbury Automotive Group, Inc., 6.00%, 12/15/24	2,275,000	2,265,763
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	1,795,000	1,846,068
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	800,000	744,000
Carlson Travel, Inc., 9.50%, 12/15/24(1)	800,000	726,000
Herc Rentals, Inc., 7.50%, 6/1/22(1)	809,000	859,563
Herc Rentals, Inc., 7.75%, 6/1/24(1)	825,000	884,812
Lithia Motors, Inc., 5.25%, 8/1/25(1)	325,000	317,688
Penske Automotive Group, Inc., 3.75%, 8/15/20	425,000	421,813
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	2,075,000	2,173,562
Sonic Automotive, Inc., 5.00%, 5/15/23	765,000	734,400
United Rentals North America, Inc., 5.50%, 5/15/27	1,320,000	1,283,700
		13,651,909
Technology Hardware, Storage and Peripherals — 1.8%
Ascend Learning LLC, 6.875%, 8/1/25(1)	250,000	252,812
CommScope Technologies LLC, 6.00%, 6/15/25(1)	2,250,000	2,309,062
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	3,985,000	4,049,043
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	332,000	352,033
Dell, Inc., 5.875%, 6/15/19	1,200,000	1,226,412
EMC Corp., 2.65%, 6/1/20	795,000	772,379
Everi Payments, Inc., 7.50%, 12/15/25(1)	900,000	904,500
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	875,000	890,312
MSCI, Inc., 5.375%, 5/15/27(1)	125,000	125,313
NCR Corp., 5.00%, 7/15/22	1,245,000	1,238,775
Western Digital Corp., 4.75%, 2/15/26	2,575,000	2,509,016
		14,629,657
Textiles, Apparel and Luxury Goods†
L Brands, Inc., 5.25%, 2/1/28	250,000	222,500
Trading Companies and Distributors†
United Rentals North America, Inc., 4.875%, 1/15/28	350,000	325,938
Transportation and Logistics — 0.4%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27(1)	1,120,000	1,080,666
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	800,000	810,000
Algeco Global Finance plc, 8.00%, 2/15/23(1)	600,000	612,000
Wabash National Corp., 5.50%, 10/1/25(1)	750,000	721,875
		3,224,541
Utilities†
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)(3)	250,000	252,813
Wireless Telecommunication Services — 1.3%
Digicel Group Ltd., 8.25%, 9/30/20(1)	3,714,000	2,817,997
Sprint Communications, Inc., 9.00%, 11/15/18(1)	435,000	444,244
Sprint Communications, Inc., 9.25%, 4/15/22	675,000	766,125
Sprint Corp., 7.875%, 9/15/23	2,660,000	2,764,737
T-Mobile USA, Inc., 6.00%, 3/1/23	825,000	854,288
T-Mobile USA, Inc., 6.375%, 3/1/25	1,445,000	1,502,800
T-Mobile USA, Inc., 4.50%, 2/1/26	675,000	631,125
T-Mobile USA, Inc., 4.75%, 2/1/28	600,000	555,750
		10,337,066
TOTAL CORPORATE BONDS (Cost $754,840,432)		738,107,241

BANK LOAN OBLIGATIONS(6) — 2.7%
Auto Components†
USI, Inc., 2017 Repriced Term Loan, 5.33%, 5/16/24, resets quarterly off the 3-month LIBOR plus 3.00%	49,874	49,644
Basic Materials†
Big River Steel LLC, Term Loan B, 7.33%, 8/23/23, resets quarterly off the 3-month LIBOR plus 5.00%	247,752	251,934
Chemicals — 0.1%
Consolidated Energy Finance SA, Term Loan B, 4.52%, 5/7/25, resets monthly off the 1-month LIBOR plus 2.50%	825,000	820,875
Venator Materials Corporation, Term Loan B, 5.09%, 8/8/24, resets monthly off the 1-month LIBOR plus 3.00%	297,750	298,494
		1,119,369
Commercial Services and Supplies — 0.1%
Seminole Tribe of Florida, 2018 Term Loan B, 3.84%, 7/8/24, resets monthly off the 1-month LIBOR plus 1.75%	444,750	446,338
Communications†
CPI International Inc., 2017 1st Lien Term Loan, 5.59%, 7/26/24, resets monthly off the 1-month LIBOR plus 3.50%	72,690	73,038
Construction Materials†
Pisces Midco, Inc., 2018 Term Loan, 6.09%, 4/12/25, resets quarterly off the 3-month LIBOR plus 3.75%	225,000	224,789
Consumer, Cyclical — 0.6%
Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan, 4.59%, 2/1/24, resets monthly off the 1-month LIBOR plus 2.50%	43,943	43,442
Direct ChassisLink Inc., 2017 2nd Lien Term Loan, 8.09%, 6/15/23, resets monthly off the 1-month LIBOR plus 6.00%	500,000	505,625
LSF9 Cypress Holdings, LLC, 2018 Term Loan B, 5/10/25(7)	600,000	599,439
LTF Merger Sub, Inc., 2017 Term Loan B, 5.06%, 6/10/22, resets quarterly off the 3-month LIBOR plus 2.75%	2,987,264	2,984,127
Tacala, LLC, 1st Lien Term Loan, 5.23%, 1/31/25, resets monthly off the 1-month LIBOR plus 3.25%	249,375	248,814
		4,381,447
Consumer, Non-cyclical — 0.2%
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 6.08%, 5/23/25, resets quarterly off the 3-month LIBOR plus 3.75%	275,000	275,000
Surgery Center Holdings, Inc., 2017 Term Loan B, 5.35%, 9/2/24, resets bi-monthly off the 2-month LIBOR plus 3.25%	347,375	346,975
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 5.84%, 8/25/24, resets monthly off the 1-month LIBOR plus 3.75%	397,000	398,118
USS Ultimate Holdings, Inc., 2nd Lien Term Loan, 9.84%, 8/25/25, resets monthly off the 1-month LIBOR plus 7.75%	350,000	352,625
		1,372,718
Diversified Financial Services — 0.2%
Edelman Financial Group, The, 2018 2nd Lien Term Loan, 6/8/26(7)	225,000	227,215
Edelman Financial Group, The, 2018 Term Loan B, 6/8/27(7)	850,000	850,004
UFC Holdings, LLC, 2nd Lien Term Loan, 9.59%, 8/18/24, resets monthly off the 1-month LIBOR plus 7.50%	275,000	277,922
		1,355,141
Energy — 0.1%
BCP Renaissance Parent LLC, 2017 Term Loan B, 5.86%, 10/31/24, resets quarterly off the 3-month LIBOR plus 3.50%	825,000	824,612
Energy Equipment and Services — 0.2%
Apergy Corporation, 2018 1st Lien Term Loan, 4.56%, 5/9/25, resets monthly off the 1-month LIBOR plus 2.50%	125,000	125,313
Covia Holdings Corp., Term Loan, 6.05%, 6/1/25, resets quarterly off the 3-month LIBOR plus 3.75%	325,000	325,458
McDermott Technology Americas, Inc. 2018 1st Lien Term Loan, 7.09%, 5/10/25, resets monthly off the 1-month LIBOR plus 5.00%	748,125	752,842
		1,203,613
Financial Services — 0.1%
Asurion LLC, 2017 2nd Lien Term Loan, 8.09%, 8/4/25, resets monthly off the 1-month LIBOR plus 6.00%	200,000	203,250
Asurion LLC, 2018 Term Loan B6, 4.84%, 11/3/23, resets monthly off the 1-month LIBOR plus 2.75%	528,593	528,498
Werner FinCo LP, 2017 Term Loan, 5.98%, 7/24/24, resets monthly off the 1-month LIBOR plus 4.00%	223,875	219,957
		951,705
Food Products†
Nomad Foods Europe Midco Limited, 2017 USD Term Loan B4, 4.32%, 5/15/24, resets monthly off the 1-month LIBOR plus 2.25%	198,000	197,660
Health Care Providers and Services — 0.1%
Wink Holdco, Inc., 1st Lien Term Loan B, 5.09%, 12/2/24, resets monthly off the 1-month LIBOR plus 3.00%	399,000	397,067

Wink Holdco, Inc., 2nd Lien Term Loan B, 8.85%, 11/3/25, resets monthly off the 1-month LIBOR plus 6.75%	625,000	623,178
		1,020,245
Hotels, Restaurants and Leisure — 0.2%
Aramark Services, Inc., 2018 Term Loan B3, 4.08%, 3/11/25, resets quarterly off the 3-month LIBOR plus 1.75%	274,313	274,399
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 5.47%, 12/1/23, resets quarterly off the 3-month LIBOR plus 3.00%	725,000	727,041
Golden Nugget, Inc., 2017 Incremental Term Loan, 4.84%, 10/4/23, resets monthly off the 1-month LIBOR plus 2.75%	181,983	182,085
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.80%, 10/4/23, resets monthly off the 1-month LIBOR plus 2.75%	139,740	139,818
Scientific Games International, Inc., 2018 Term Loan B5, 4.84%, 8/14/24, resets monthly off the 1-month LIBOR plus 2.75%	95,615	95,108
Scientific Games International, Inc., 2018 Term Loan B5, 4.92%, 8/14/24, resets bi-monthly off the 2-month LIBOR plus 2.75%	152,700	151,889
		1,570,340
Industrial — 0.2%
Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 5.58%, 7/19/24, resets quarterly off the 3-month LIBOR plus 3.25%	174,125	173,582
Engineered Machinery Holdings, Inc., USD 2nd Lien Term Loan, 9.58%, 7/18/25, resets quarterly off the 3-month LIBOR plus 7.25%	172,021	173,096
MW Industries, Inc., 2nd Lien Term Loan, 10.33%, 9/28/25, resets quarterly off the 3-month LIBOR plus 8.00%	450,000	456,190
Neenah Foundry Company, 2017 Term Loan, 8.67%, 12/13/22, resets bi-monthly off the 2-month LIBOR plus 6.50%	243,750	242,531
Neenah Foundry Company, 2017 Term Loan, 8.60%, 12/13/22, resets bi-monthly off the 2-month LIBOR plus 6.50%	243,750	242,531
		1,287,930
Insurance — 0.1%
Genworth Financial, Inc., Term Loan, 6.55%, 3/7/23, resets monthly off the 1-month LIBOR plus 4.50%	400,000	408,000
Machinery — 0.1%
Navistar International Corporation, 2017 1st Lien Term Loan B, 5.53%, 11/6/24, resets monthly off the 1-month LIBOR plus 3.50%	996,938	998,812
Media — 0.1%
Lions Gate Capital Holdings LLC, 2018 Term Loan B, 4.34%, 3/24/25, resets monthly off the 1-month LIBOR plus 2.25%	448,875	448,128
Meredith Corporation, Term Loan B, 5.09%, 1/31/25, resets monthly off the 1-month LIBOR plus 3.00%	523,688	524,219
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.23%, 3/1/25, resets monthly off the 1-month LIBOR plus 3.25%	41,063	40,738
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.25%, 3/1/25, resets monthly off the 1-month LIBOR plus 3.25%	33,749	33,482
		1,046,567
Oil, Gas and Consumable Fuels — 0.3%
California Resources Corporation, 2017 1st Lien Term Loan, 6.84%, 12/31/22, resets monthly off the 1-month LIBOR plus 4.75%	2,025,000	2,066,138
Keane Group Holdings, LLC, 2018 1st Lien Term Loan, 5.88%, 5/25/25, resets monthly off the 1-month LIBOR plus 3.75%	250,000	250,000
Lucid Energy Group II LLC, 2018 1st Lien Term Loan, 5.09%, 2/17/25, resets monthly off the 1-month LIBOR plus 3.00%	174,563	173,908
		2,490,046
Retail†
IRB Holding Corp, 1st Lien Term Loan, 5.28%, 2/5/25, resets monthly off the 1-month LIBOR plus 3.25%	5,556	5,572
IRB Holding Corp, 1st Lien Term Loan, 5.25%, 2/5/25, resets monthly off the 1-month LIBOR plus 3.25%	318,007	318,934
		324,506
Technology Hardware, Storage and Peripherals†
Western Digital Corporation, 2018 Term Loan B4, 3.84%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%	186,464	186,658
TOTAL BANK LOAN OBLIGATIONS (Cost $21,640,051)		21,785,112
PREFERRED STOCKS — 2.3%
Automobiles†
General Motors Financial Co., Inc., 5.75%	225,000	216,281

Banks — 0.4%
Bank of America Corp., 5.875%	200,000	195,750
Bank of Nova Scotia (The), 4.65%	325,000	294,328
Citigroup, Inc., 5.90%	700,000	714,000
Lloyds Banking Group plc, 6.66%(1)	1,985,000	2,124,506
		3,328,584
Capital Markets — 0.1%
Charles Schwab Corp. (The), 5.00%	825,000	790,969

Diversified Financial Services — 1.4%
Bank of America Corp., 6.25%	3,775,000	3,949,594
Citigroup, Inc., 6.25%	2,175,000	2,259,281
Goldman Sachs Group, Inc. (The), 5.375%	750,000	762,187
JPMorgan Chase & Co., 5.83%	1,375,000	1,389,850
JPMorgan Chase & Co., 6.10%	2,600,000	2,688,010
JPMorgan Chase & Co., 6.125%	275,000	282,906
		11,331,828
Gas Utilities — 0.4%
Energy Transfer Partners LP, 6.25%	1,050,000	974,531
Energy Transfer Partners LP, 6.625%	350,000	320,031
Plains All American Pipeline LP, 6.125%	425,000	400,563
Summit Midstream Partners LP, 9.50%	1,000,000	982,500
		2,677,625
TOTAL PREFERRED STOCKS (Cost $19,146,180)		18,345,287
COMMON STOCKS — 0.1%
Communications Equipment — 0.1%
Avaya Holdings Corp.(4)	32,144	645,452
Oil, Gas and Consumable Fuels†
Denbury Resources, Inc.(4)	89,014	428,157
TOTAL COMMON STOCKS (Cost $723,717)		1,073,609
ASSET-BACKED SECURITIES(8) — 0.1%
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24 (Cost $652,028)	610,297	642,542
CONVERTIBLE BONDS†
Oil, Gas and Consumable Fuels†
Chesapeake Energy Corp., 5.50%, 9/15/26 (Cost $165,521)	175,000	178,288
TEMPORARY CASH INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,744,653)	2,744,653	2,744,653
TOTAL INVESTMENT SECURITIES — 98.3% (Cost $799,912,582)		782,876,732
OTHER ASSETS AND LIABILITIES — 1.7%		13,702,735
TOTAL NET ASSETS — 100.0%		$796,579,467

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $395,799,851, which represented 49.7% of total net assets. Of these securities, 0.7% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Non-income producing.

(5)	Security is in default.

(6)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(7)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(8)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	738,107,241	—
Bank Loan Obligations	—	21,785,112	—
Preferred Stocks	—	18,345,287	—
Common Stocks	1,073,609	—	—
Asset-Backed Securities	—	642,542	—
Convertible Bonds	—	178,288	—
Temporary Cash Investments	2,744,653	—	—
	3,818,262	779,058,470	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Prime Money Market Fund
June 30, 2018

Prime Money Market - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 55.3%
American Honda Finance Corp., 2.19%, 7/23/18	10,000,000	9,987,458
Bank of Montreal, VRN, 2.46%, 7/1/18, resets quarterly off the 3-month LIBOR plus 0.10%	20,000,000	20,000,000
Bank of Montreal, VRN, 2.52%, 7/27/18, resets monthly off the 1-month LIBOR plus 0.42%	30,000,000	30,000,000
Bank of New York Mellon (The), 2.24%, 7/24/18	13,000,000	12,982,522
Bank of Nova Scotia/Houston, VRN, 2.46%, 7/1/18, resets quarterly off the 3-month LIBOR plus 0.13%	25,000,000	25,000,000
Bennington Stark Capital Co. LLC, 2.35%, 9/11/18 (LOC: Societe Generale SA)(2)	57,000,000	56,741,442
Bennington Stark Capital Co. LLC, 2.35%, 9/18/18 (LOC: Societe Generale SA)(2)	4,000,000	3,980,067
Canadian Imperial Bank of Commerce, VRN, 2.52%, 7/1/18, resets quarterly off the 3-month LIBOR plus 0.16%(2)	25,000,000	25,000,000
Chariot Funding LLC, 2.35%, 10/3/18 (LOC: JPMorgan Chase Bank N.A.)(2)	25,000,000	24,851,458
Chariot Funding LLC, 2.36%, 7/6/18 (LOC: JPMorgan Chase Bank N.A.)(2)	13,000,000	12,996,663
Charta LLC, 2.27%, 8/30/18 (LOC: Citibank N.A.)	20,000,000	19,926,906
Chesham Finance Ltd. / Chesham Finance LLC, 1.96%, 7/2/18 (LOC: HSBC Bank plc)(2)	54,000,000	54,000,000
Coca-Cola Co., 2.09%, 7/11/18(2)	10,000,000	9,994,875
Coca-Cola Co. (The), 1.98%, 7/31/18(2)	10,000,000	9,984,292
CRC Funding LLC, 2.37%, 7/10/18 (LOC: Citibank N.A.)(2)	7,000,000	6,996,391
CRC Funding LLC, 2.30%, 9/10/18 (LOC: Citibank N.A.)(2)	10,000,000	9,956,250
CRC Funding LLC, 2.36%, 9/27/18 (LOC: Citibank N.A.)(2)	20,000,000	19,888,350
Crown Point Capital Co. LLC, Series A, 2.36%, 8/3/18 (LOC: Credit Suisse AG)(2)	25,000,000	25,000,000
Crown Point Capital Co. LLC, Series A, VRN, 2.29%, 7/17/18, resets monthly off the 1-month LIBOR plus 0.20% (LOC: Credit Suisse AG)(2)	35,000,000	35,000,000
Fairway Finance Co. LLC, VRN, 2.30%, 7/1/18, resets monthly off the 1-month LIBOR plus 0.28% (LOC: Bank of Montreal)(2)	20,000,000	20,000,000
Fairway Finance Corp., VRN, 2.44%, 9/29/18, resets quarterly off the 3-month LIBOR plus 0.11% (LOC: Bank of Montreal)(2)	15,000,000	15,000,000
Liberty Street Funding LLC, 2.32%, 8/6/18 (LOC: Bank of Nova Scotia)(2)	15,000,000	14,966,750
Liberty Street Funding LLC, 2.28%, 8/30/18 (LOC: Bank of Nova Scotia)(2)	14,000,000	13,948,605
Liberty Street Funding LLC, 2.37%, 9/7/18 (LOC: Bank of Nova Scotia)(2)	15,000,000	14,935,233
LMA-Americas LLC, 2.32%, 8/2/18 (LOC: Credit Agricole Corporate and Investment Bank)	20,000,000	19,960,733
LMA-Americas LLC, 2.52%, 12/10/18 (LOC: Credit Agricole Corporate and Investment Bank)	5,300,000	5,241,691
LMA-Americas LLC, 2.00%, 8/1/18 (LOC: Credit Agricole Corporate and Investment Bank)	20,000,000	19,967,500
National Australia Bank Ltd., 2.33%, 7/24/18(2)	18,485,000	18,459,244
National Australia Bank Ltd., Series CPIB, VRN, 2.14%, 7/2/18, resets monthly off the 1-month LIBOR plus 0.16%(2)	25,000,000	25,000,000
Old Line Funding LLC, 2.40%, 8/15/18 (LOC: Royal Bank of Canada)	25,000,000	24,928,195
Ridgefield Funding Co. LLC, 2.35%, 7/12/18 (LOC: BNP Paribas)(2)	34,979,000	34,956,652
Ridgefield Funding Co. LLC, 2.35%, 9/5/18 (LOC: BNP Paribas)(2)	20,000,000	19,916,945
Thunder Bay Funding LLC, 2.35%, 8/20/18 (LOC: Royal Bank of Canada)	30,000,000	29,906,083
Toyota Credit Canada, Inc., 2.43%, 9/5/18 (LOC: Toyota Motor Credit Corp.)	20,000,000	19,914,056
TOTAL COMMERCIAL PAPER		709,388,361
CERTIFICATES OF DEPOSIT — 13.9%
Bank of Nova Scotia (The), 2.56%, 3/12/19	35,000,000	35,000,000
Canadian Imperial Bank of Commerce VRN, 2.59%, 8/7/18, resets quarterly off the 3-month LIBOR plus 0.23%	35,000,000	35,010,781
Royal Bank of Canada VRN, 2.49%, 7/1/18, resets quarterly off the 3-month LIBOR plus 0.13%	10,000,000	10,001,745
Toronto-Dominion Bank VRN, 2.46%, 8/6/18, resets quarterly off the 3-month LIBOR plus 0.10%	15,000,000	15,000,000
Toronto-Dominion Bank VRN, 2.56%, 9/19/18, resets quarterly off the 3-month LIBOR plus 0.23%	20,000,000	20,000,000
Wells Fargo Bank N.A., 2.05%, 9/5/18	30,000,000	30,000,000

Wells Fargo Bank N.A. VRN, 2.42%, 7/1/18, resets monthly off the 1-month LIBOR plus 0.32%	18,000,000	18,000,000
Westpac Banking Corp. VRN, 2.20%, 7/5/18, resets monthly off the 1-month LIBOR plus 0.20%	15,000,000	15,000,000
TOTAL CERTIFICATES OF DEPOSIT		178,012,526
MUNICIPAL SECURITIES — 12.8%
Alameda Public Financing Authority Rev., (Alameda Point Improvement Project), VRDN, 2.00%, 7/4/18, resets weekly off the remarketing agent (LOC: Union Bank N.A and California State Teacher's Retirement System)	3,050,000	3,050,000
California Infrastructure & Economic Development Bank Rev., VRDN, 2.35%, 7/5/18, resets weekly off the remarketing agent (LOC: Bank of the West)	5,365,000	5,365,000
City of Philadelphia, PA, 2.33%, 8/7/18 (LOC: Wells Fargo Bank N.A.)	18,000,000	18,000,000
Hesperia Public Financing Authority Rev., VRDN, 2.07%, 7/4/18, resets weekly off the remarketing agent (LOC: Bank of the West)	3,625,000	3,625,000
Idaho Housing & Finance Association Rev., (Traditions at Boise LLC), VRDN, 2.35%, 7/4/18, resets weekly off the remarketing agent (GA: FHLMC)	295,000	295,000
Illinois Housing Development Authority Rev., VRDN, 2.07%, 7/5/18, resets weekly off the remarketing agent (SBBPA: FHLB)	5,000,000	5,000,000
Illinois Housing Development Authority Rev., VRDN, 2.08%, 7/5/18, resets weekly off the remarketing agent (SBBPA: FHLB)	1,900,000	1,900,000
Illinois Housing Development Authority Rev., VRDN, 2.08%, 7/5/18, resets weekly off the remarketing agent (SBBPA: FHLB)	19,800,000	19,800,000
Macon-Bibb County Industrial Authority Rev., (Bass Pro Outdoor World LLC), VRDN, 2.08%, 7/5/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)(2)	13,680,000	13,680,000
Missouri Development Finance Board Rev., (St. Louis Center), VRDN, 2.00%, 7/5/18, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	2,230,000	2,230,000
Nassau Health Care Corp. Rev., VRDN, 2.08%, 7/4/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	2,905,000	2,905,000
New York State Housing Finance Agency Rev., (606 West 57 LLC), VRDN, 2.05%, 7/4/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	24,000,000	24,000,000
North Dakota Housing Finance Agency Rev., VRDN, 2.00%, 7/5/18, resets weekly off the remarketing agent (SBBPA: Royal Bank of Canada)	4,655,000	4,655,000
Osceola County Housing Finance Authority Rev., VRDN, 2.00%, 7/4/18, resets weekly off the remarketing agent (LOC: FNMA)	100,000	100,000
Pasadena Public Financing Authority Rev., VRDN, 2.08%, 7/5/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	7,705,000	7,705,000
South Dakota Housing Development Authority Rev., VRDN, 1.99%, 7/5/18, resets weekly off the remarketing agent (SBBPA: South Dakota Housing Development Authority)	25,000,000	25,000,000
State of Texas GO, VRDN, 2.10%, 7/5/18, resets weekly off the remarketing agent (SBBPA: U.S. Bank N.A.)	14,750,000	14,750,000
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Co.), VRDN, 2.00%, 7/4/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A. and CoBANK ACB)	145,000	145,000
Traer Creek Metropolitan District Rev., VRDN, 2.05%, 7/4/18, resets weekly off the remarketing agent (LOC: BNP Paribas)	8,109,000	8,109,000
Washington State Housing Finance Commission Rev., (Traditions at South Hill LLC), VRDN, 2.35%, 7/4/18, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	220,000	220,000
Westchester County Healthcare Corp. Rev., (Senior Lien), VRDN, 2.10%, 7/4/18, resets weekly off the remarketing agent (LOC: TD Bank N.A.)	3,205,000	3,205,000
TOTAL MUNICIPAL SECURITIES		163,739,000
CORPORATE BONDS(3) — 10.8%
CHS Properties, Inc., VRDN, 2.05%, 7/5/18 (LOC: Wells Fargo Bank N.A.)	985,000	985,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 2.07%, 7/5/18 (LOC: FHLB)	21,780,000	21,780,000
D&I Properties LLC, VRDN, 2.15%, 7/4/18 (LOC: Wells Fargo Bank N.A.)	3,350,000	3,350,000
East Grand Office Park LP, VRDN, 2.08%, 7/5/18 (LOC: FHLB)	3,960,000	3,960,000
Fiore Capital LLC, VRDN, 2.00%, 7/5/18 (LOC: Wells Fargo Bank N.A.)	13,530,000	13,530,000
First Baptist Church of Opelika AL, VRDN, 2.00%, 7/5/18 (LOC: FHLB)	3,500,000	3,500,000
HHH Investment Co. LLC, VRDN, 2.10%, 7/4/18 (LOC: Bank of the West)	13,630,000	13,630,000
Labcon North America, VRDN, 2.05%, 7/4/18 (LOC: Bank of the West)	2,290,000	2,290,000
Lakeport Group LLC, VRDN, 2.05%, 7/4/18 (LOC: Union Bank N.A.)	3,160,000	3,160,000
Ness Family Partners LP, VRDN, 2.05%, 7/4/18 (LOC: Bank of the West)	5,890,000	5,890,000

Partisan Property, Inc., Series 2014, VRDN, 2.05%, 7/4/18 (LOC: Wells Fargo Bank N.A.)	6,760,000	6,760,000
Providence Health & Services Obligated Group, VRDN, 2.00%, 7/5/18 (LOC: U.S. Bank N.A.)	20,560,000	20,560,000
Relay Relay LLC, VRDN, 2.07%, 7/5/18 (LOC: FHLB)	7,320,000	7,320,000
Sidal Realty Co. LP, VRDN, 2.05%, 7/5/18 (LOC: Wells Fargo Bank N.A.)	6,365,000	6,365,000
World Wildlife Fund, Inc., VRDN, 2.05%, 7/5/18 (LOC: JPMorgan Chase Bank N.A.)	25,025,000	25,025,000
TOTAL CORPORATE BONDS		138,105,000
U.S. TREASURY SECURITIES(1) — 6.6%
U.S. Treasury Bills, 1.75%, 7/12/18	25,000,000	24,988,160
U.S. Treasury Bills, 1.94%, 9/27/18	20,000,000	19,908,167
U.S. Treasury Notes, VRN, 1.91%, 7/2/18, resets daily off the 3-month USBMMY	5,000,000	4,998,726
U.S. Treasury Notes, VRN, 1.94%, 7/2/18, resets dailly off the 3-month USBMMY plus 0.03%	15,000,000	15,002,113
U.S. Treasury Notes, VRN, 1.98%, 7/2/18, resets daily off the 3-month USBMMY plus 0.07%	5,000,000	5,000,207
U.S. Treasury Notes, VRN, 2.08%, 7/2/18, resets daily off the 3-month USBMMY plus 0.17%	10,000,000	10,000,132
U.S. Treasury Notes, 1.25%, 10/31/18	5,000,000	4,997,105
TOTAL U.S. TREASURY SECURITIES		84,894,610
TOTAL INVESTMENT SECURITIES — 99.4%		1,274,139,497
OTHER ASSETS AND LIABILITIES — 0.6%		7,172,128
TOTAL NET ASSETS — 100.0%		$1,281,311,625

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $485,253,217, which represented 37.9% of total net assets.

(3)	Instruments may be payable upon demand and accrue interest based upon a predetermined money market rate. Interest reset date is indicated. Rate shown is effective at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
June 30, 2018

Short Duration - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 43.3%
Aerospace and Defense — 0.5%
United Technologies Corp., 1.50%, 11/1/19	2,000,000	1,964,228
Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	740,000	735,190
Schaeffler Finance BV, 4.75%, 5/15/23(1)	800,000	796,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	476,000	479,633
		2,010,823
Automobiles — 2.0%
Daimler Finance North America LLC, 2.00%, 8/3/18(1)	1,000,000	999,508
Daimler Finance North America LLC, 2.30%, 1/6/20(1)	1,000,000	987,034
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	500,000	501,720
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	1,196,000	1,191,564
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	1,000,000	990,955
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19	800,000	800,574
General Motors Co., 3.50%, 10/2/18	990,000	991,940
General Motors Financial Co., Inc., 3.10%, 1/15/19	1,000,000	1,001,078
		7,464,373
Banks — 5.8%
Banco de Credito del Peru, 2.25%, 10/25/19(1)	400,000	394,500
Bank of America Corp., MTN, VRN, 2.33%, 10/1/20(2)	1,000,000	977,880
Bank of America Corp., VRN, 3.00%, 12/20/22(2)	2,713,000	2,632,346
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	1,000,000	992,574
Barclays Bank plc, 5.14%, 10/14/20	850,000	870,864
Capital One N.A., 2.35%, 8/17/18	1,000,000	999,709
Capital One N.A., 2.35%, 1/31/20	1,230,000	1,212,777
CIT Group, Inc., 5.375%, 5/15/20	740,000	761,275
Citibank N.A., 2.125%, 10/20/20	1,000,000	975,810
Fifth Third Bank, 2.30%, 3/15/19	1,000,000	996,716
HSBC Bank plc, 4.125%, 8/12/20(1)	2,015,000	2,052,168
Huntington National Bank (The), 2.20%, 4/1/19	1,000,000	996,061
JPMorgan Chase & Co., 2.25%, 1/23/20	2,000,000	1,974,951
QNB Finansbank AS, MTN, 6.25%, 4/30/19	650,000	652,421
Royal Bank of Canada, 2.15%, 10/26/20	1,460,000	1,426,835
Wells Fargo & Co., 2.15%, 1/15/19	2,400,000	2,392,230
Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18	2,000,000	1,993,653
		22,302,770
Beverages — 1.2%
Constellation Brands, Inc., 2.00%, 11/7/19	1,800,000	1,773,928
Constellation Brands, Inc., 3.875%, 11/15/19	830,000	838,932
Molson Coors Brewing Co., 1.90%, 3/15/19	2,000,000	1,986,104
		4,598,964
Biotechnology — 1.2%
AbbVie, Inc., 2.50%, 5/14/20	1,000,000	988,052
Amgen, Inc., 1.90%, 5/10/19	2,000,000	1,987,405

Celgene Corp., 2.25%, 5/15/19	1,000,000	995,385
Gilead Sciences, Inc., 1.85%, 9/20/19	440,000	434,719
		4,405,561
Chemicals — 1.0%
Ashland LLC, 4.75%, 8/15/22	960,000	968,141
Ecolab, Inc., 2.00%, 1/14/19	1,000,000	996,037
Sherwin-Williams Co. (The), 2.25%, 5/15/20	2,000,000	1,967,590
		3,931,768
Communications Equipment — 0.3%
Cisco Systems, Inc., 1.60%, 2/28/19	1,000,000	993,826
Consumer Finance — 2.2%
American Express Credit Corp., MTN, 2.25%, 5/5/21	1,500,000	1,458,082
CIT Group, Inc., 5.00%, 8/15/22	1,000,000	1,013,750
Discover Bank, 2.60%, 11/13/18	1,000,000	999,517
Discover Bank, 3.10%, 6/4/20	1,500,000	1,492,921
PNC Bank N.A., 1.80%, 11/5/18	1,000,000	997,488
PNC Bank N.A., 1.95%, 3/4/19	1,000,000	994,616
Synchrony Financial, 2.60%, 1/15/19	1,525,000	1,522,279
		8,478,653
Containers and Packaging — 0.7%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	800,000	793,000
Ball Corp., 4.375%, 12/15/20	1,000,000	1,011,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	872,197	876,558
		2,680,808
Diversified Financial Services — 3.8%
Ally Financial, Inc., 3.50%, 1/27/19	1,050,000	1,050,000
Barclays plc, 2.75%, 11/8/19	1,000,000	992,835
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC, MTN, 2.70%, 8/20/18	1,000,000	1,000,350
Citigroup, Inc., 2.05%, 6/7/19	3,000,000	2,977,083
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	1,000,000	992,505
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	3,000,000	2,971,376
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	500,000	517,749
Morgan Stanley, MTN, 5.625%, 9/23/19	3,000,000	3,092,200
UBS Group Funding Switzerland AG, 2.95%, 9/24/20(1)	1,000,000	989,733
		14,583,831
Diversified Telecommunication Services — 1.4%
AT&T, Inc., 2.30%, 3/11/19	500,000	498,237
AT&T, Inc., 5.875%, 10/1/19	1,000,000	1,034,767
AT&T, Inc., 2.45%, 6/30/20	1,750,000	1,723,511
Deutsche Telekom International Finance BV, 6.00%, 7/8/19	1,000,000	1,030,439
Orange SA, 2.75%, 2/6/19	1,000,000	999,475
		5,286,429
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 3.40%, 2/15/19	2,000,000	2,005,703
Equinix, Inc., 5.375%, 4/1/23	950,000	977,194
VEREIT Operating Partnership LP, 3.00%, 2/6/19	500,000	499,835
VEREIT Operating Partnership LP, 4.125%, 6/1/21	500,000	507,111
		3,989,843
Food and Staples Retailing — 0.6%
Kroger Co. (The), 2.00%, 1/15/19	1,000,000	995,353

Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	1,370,000	1,346,731
		2,342,084
Food Products — 1.1%
Kraft Heinz Foods Co., 5.375%, 2/10/20	1,000,000	1,034,540
Kraft Heinz Foods Co., 2.00%, 7/2/18	2,000,000	2,000,000
Tyson Foods, Inc., 2.65%, 8/15/19	1,000,000	996,240
		4,030,780
Gas Utilities — 2.5%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	750,000	769,688
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	400,000	410,452
Energy Transfer Equity LP, 7.50%, 10/15/20	900,000	961,875
Energy Transfer Partners LP, 4.15%, 10/1/20	1,179,000	1,193,868
Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	1,000,000	998,152
Magellan Midstream Partners LP, 6.55%, 7/15/19	800,000	828,901
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,310,000	1,370,755
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	750,000	751,875
Williams Cos., Inc. (The), 7.875%, 9/1/21	1,000,000	1,117,500
Williams Partners LP, 4.125%, 11/15/20	1,000,000	1,013,023
		9,416,089
Health Care Equipment and Supplies — 1.9%
Abbott Laboratories, 2.00%, 9/15/18	1,250,000	1,248,128
Abbott Laboratories, 2.00%, 3/15/20	1,000,000	983,736
Becton Dickinson and Co., 2.13%, 6/6/19	2,000,000	1,988,349
Becton Dickinson and Co., 2.68%, 12/15/19	1,000,000	992,820
Stryker Corp., 2.00%, 3/8/19	2,000,000	1,989,909
		7,202,942
Health Care Providers and Services — 3.4%
Anthem, Inc., 2.50%, 11/21/20	1,000,000	983,543
Cardinal Health, Inc., 1.95%, 6/14/19	1,130,000	1,120,875
CVS Health Corp., 3.35%, 3/9/21	3,000,000	2,998,397
DaVita, Inc., 5.75%, 8/15/22	855,000	869,967
Express Scripts Holding Co., 2.60%, 11/30/20	2,000,000	1,964,410
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	850,000	858,960
HCA, Inc., 3.75%, 3/15/19	1,000,000	1,006,250
HCA, Inc., 4.25%, 10/15/19	500,000	505,000
Tenet Healthcare Corp., 4.75%, 6/1/20	1,000,000	1,007,500
Universal Health Services, Inc., 3.75%, 8/1/19(1)	500,000	501,875
Universal Health Services, Inc., 4.75%, 8/1/22(1)	1,000,000	1,008,750
		12,825,527
Hotels, Restaurants and Leisure — 0.8%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	900,000	902,250
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	810,000	772,537
McDonald's Corp., MTN, 2.10%, 12/7/18	500,000	499,101
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	1,000,000	983,474
		3,157,362
Household Durables — 1.1%
D.R. Horton, Inc., 2.55%, 12/1/20	1,000,000	980,607
Lennar Corp., 2.95%, 11/29/20	1,500,000	1,469,715
Newell Brands, Inc., 2.60%, 3/29/19	188,000	187,374

Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	681,615
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	990,000	1,000,098
		4,319,409
Household Products — 0.3%
Spectrum Brands, Inc., 6.625%, 11/15/22	1,008,000	1,043,280
Insurance — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	500,000	503,091
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/20	1,000,000	1,019,889
		1,522,980
Internet and Direct Marketing Retail — 0.1%
eBay, Inc., 2.15%, 6/5/20	400,000	393,523
Internet Software and Services — 0.2%
Symantec Corp., 4.20%, 9/15/20	800,000	804,291
IT Services — 0.5%
DXC Technology Co., 2.875%, 3/27/20	2,000,000	1,986,437
Machinery — 1.0%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	860,000	837,741
Fortive Corp., 1.80%, 6/15/19	2,000,000	1,978,350
Oshkosh Corp., 5.375%, 3/1/25	1,000,000	1,030,000
		3,846,091
Media — 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	1,000,000	1,006,875
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	1,000,000	992,190
Discovery Communications LLC, 2.20%, 9/20/19	500,000	494,659
Discovery Communications LLC, 2.95%, 3/20/23	500,000	478,524
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	1,000,000	985,100
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	930,000	949,762
TEGNA, Inc., 5.125%, 7/15/20	500,000	503,750
Time Warner Cable LLC, 6.75%, 7/1/18	500,000	500,000
Walt Disney Co. (The), 1.65%, 1/8/19	1,000,000	995,341
		6,906,201
Metals and Mining — 0.6%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	1,500,000	1,589,385
Steel Dynamics, Inc., 5.25%, 4/15/23	750,000	759,375
		2,348,760
Multi-Utilities — 0.6%
American Electric Power Co., Inc., 2.15%, 11/13/20	1,000,000	976,446
Sempra Energy, 2.85%, 11/15/20	1,500,000	1,479,619
		2,456,065
Oil, Gas and Consumable Fuels — 1.3%
Anadarko Petroleum Corp., 4.85%, 3/15/21	2,049,000	2,109,787
Antero Resources Corp., 5.375%, 11/1/21	930,000	945,112
Apache Corp., 6.90%, 9/15/18	500,000	503,583
Continental Resources, Inc., 5.00%, 9/15/22	500,000	508,103
Encana Corp., 3.90%, 11/15/21	930,000	938,073
		5,004,658
Pharmaceuticals — 0.6%
Allergan Funding SCS, 3.00%, 3/12/20	1,000,000	995,403
IQVIA, Inc., 4.875%, 5/15/23(1)	800,000	812,000

Mylan NV, 2.50%, 6/7/19	550,000	547,624
		2,355,027
Semiconductors and Semiconductor Equipment — 0.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	2,000,000	1,938,119
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	750,000	759,375
		2,697,494
Software — 0.8%
Microsoft Corp., 1.85%, 2/6/20	3,000,000	2,962,261
Specialty Retail — 0.3%
United Rentals North America, Inc., 4.625%, 7/15/23	1,000,000	1,001,250
Technology Hardware, Storage and Peripherals — 0.9%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	1,000,000	1,016,071
Dell International LLC / EMC Corp., 3.48%, 6/1/19(1)	200,000	200,550
EMC Corp., 2.65%, 6/1/20	1,000,000	971,546
Hewlett Packard Enterprise Co., 2.10%, 10/4/19(1)	670,000	661,751
Seagate HDD Cayman, 4.25%, 3/1/22	500,000	495,518
		3,345,436
Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., 9.00%, 11/15/18(1)	556,000	567,815
TOTAL CORPORATE BONDS (Cost $167,267,408)		165,227,639
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 15.3%
Private Sponsor Collateralized Mortgage Obligations — 10.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.66%, 7/1/18(4)	348,294	353,469
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	725,915	732,157
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	464,933	479,990
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.02%, 7/1/18(4)	381,835	374,086
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.69%, 7/1/18(4)	1,031,604	1,025,471
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.59%, 7/1/18(4)	332,234	337,116
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the 1-year H15T1Y plus 2.15%	406,239	412,394
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	152,214	155,508
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	107,797	109,621
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,455	3,399
CSMC Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 7/1/18(1)(4)	879,090	874,165
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.99%, 7/1/18(4)	252,375	253,331
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.66%, 7/1/18(4)	1,230,652	1,119,796
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.86%, 7/1/18(4)	135,214	136,568
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.55%, 7/1/18(4)	118,864	118,581
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.68%, 7/1/18(4)	783,482	801,050
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.66%, 7/1/18(4)	372,691	364,407
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 7/1/18(1)(4)	471,405	465,546
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 7/1/18(1)(4)	850,000	843,758
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.91%, 7/1/18(4)	463,567	478,041
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.54%, 7/1/18(4)	396,915	403,263
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/1/18(1)(4)	1,416,676	1,399,206
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 7/1/18(1)(4)	2,037,848	2,072,195
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.59%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	2,329,907	2,403,010
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 7/1/18(1)(4)	1,850,397	1,846,216

Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 7/1/18(1)(4)	1,252,798	1,266,755
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 7/1/18(1)(4)	1,942,832	1,964,258
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 7/1/18(1)(4)	967,940	965,323
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 7/1/18(1)(4)	744,198	754,953
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.83%, 7/1/18(4)	147,287	148,411
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.69%, 7/25/18(4)	757,544	739,380
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 7/1/18(4)	354,001	349,251
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.52%, 7/1/18(4)	581,684	587,231
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.79%, 7/1/18(4)	700,063	726,693
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.42%, 7/1/18(4)	351,143	358,758
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.99%, 7/1/18(4)	202,520	208,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 7/1/18(4)	303,678	310,400
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	621,394	625,385
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	669,913	666,987
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.93%, 7/1/18(4)	260,072	274,656
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.91%, 7/1/18(4)	300,090	310,537
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.91%, 7/1/18(4)	343,615	354,727
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.30%	493,992	472,102
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.89%, 7/1/18(4)	346,474	352,157
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.09%, 7/1/18(4)	1,260,000	1,286,475
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 4.10%, 7/1/18(4)	497,429	502,865
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.97%, 7/1/18(4)	321,584	325,402
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	100,331	100,620
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	863,478	859,425
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	581,738	575,466
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	247,422	249,670
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	230,927	233,025
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 3.97%, 7/1/18(4)	481,985	464,637
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 7/1/18(4)	977,721	957,680
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.12%, 7/1/18(4)	178,018	174,690
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.17%, 7/1/18(4)	396,741	395,781
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.28%, 7/1/18(4)	475,848	483,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.86%, 7/1/18(4)	163,539	164,134
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.63%, 7/1/18(4)	102,506	101,631
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.60%, 7/1/18(4)	79,807	78,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.75%, 7/1/18(4)	528,620	520,822
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.71%, 7/1/18(4)	844,893	793,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.82%, 7/1/18(4)	301,516	305,538
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.18%, 7/1/18(4)	658,042	629,573
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	174,684	174,006
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	724,584	721,774
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	103,878	104,633
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	306,494	307,713
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	26,981	27,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	127,229	126,581
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	108,361	110,100
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	646,074	645,503
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	587,631	586,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	47,276	49,883
		41,056,281
U.S. Government Agency Collateralized Mortgage Obligations — 4.6%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.34%, 7/25/18, resets monthly off the 1-month LIBOR plus 3.25%	550,000	620,643

FHLMC, Series 2016-DNA4, Class M2, VRN, 3.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.30%	1,000,000	1,010,936
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.44%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.35%	1,250,000	1,268,898
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.29%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.20%	3,256,592	3,293,626
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	8,489	8,499
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	4,111	4,114
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	23,976	23,978
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	5,029	5,026
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	12,745	12,733
FNMA, Series 2006-60, Class KF, VRN, 2.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.30%	772,992	772,066
FNMA, Series 2009-33, Class FB, VRN, 2.91%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.82%	918,813	940,560
FNMA, Series 2014-C02, Class 1M2, VRN, 4.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.60%	507,000	538,198
FNMA, Series 2014-C02, Class 2M2, VRN, 4.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.60%	1,808,182	1,908,657
FNMA, Series 2016-C03, Class 2M2, VRN, 7.99%, 7/25/18, resets monthly off the 1-month LIBOR plus 5.90%	500,000	584,213
FNMA, Series 2016-C04, Class 1M2, VRN, 6.34%, 7/25/18, resets monthly off the 1-month LIBOR plus 4.25%	750,000	849,279
FNMA, Series 2017-C03, Class 1M2, VRN, 5.09%, 7/25/18, resets monthly off the 1-month LIBOR plus 3.00%	1,200,000	1,277,937
FNMA, Series 2017-C06, Class 2M1, VRN, 2.84%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.75%	642,665	643,207
FNMA, Series 2018-C02, Class 2M1, VRN, 2.74%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.65%	3,724,320	3,725,889
		17,488,459
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,860,132)		58,544,740
ASSET-BACKED SECURITIES(3) — 13.9%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 2.92%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.83%	2,338,980	2,331,764
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(1)	807,500	806,746
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	375,000	374,856
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	2,500,000	2,489,379
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A SEQ, 2.50%, 7/20/21(1)	3,600,000	3,548,301
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	675,000	672,913
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	401,229	390,910
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.32%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	1,648,734	1,656,614
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	219,658	219,259
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	965,277	961,290
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 7/15/18(1)(4)	936,927	942,308
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 3.15%, 7/10/18, resets monthly off the 1-month LIBOR plus 1.10%(1)	424,021	424,822
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(1)	2,550,000	2,523,404
Hertz Vehicle Financing II LP, Series 2016-3A, Class A SEQ, 2.27%, 7/25/20(1)	1,729,000	1,715,792
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	916,667	915,804
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(1)	241,667	241,545
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	430,640	427,721
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	329,379	323,938
Hilton Grand Vacations Trust, Series 2014-AA, Class B, VRN, 2.07%, 7/25/18(1)(4)	232,503	228,695
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	456,672	448,784
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.24%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	1,300,000	1,309,879
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.04%, 7/17/18, resets monthly off the 1-month LIBOR plus 0.95%(1)	2,575,000	2,562,935
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.34%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	2,000,000	2,006,250
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.35%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.28%(1)	1,450,000	1,458,329

Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.15%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	1,450,000	1,452,965
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	346,303	344,488
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/20/44(1)	475,000	474,923
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	490,849	481,776
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	932,670	909,085
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	514,096	502,665
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	399,496	389,843
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	2,022,705	1,964,193
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	1,200,000	1,201,266
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.49%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	599,409	601,944
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	1,071,558	1,037,357
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	2,375,000	2,305,066
Progress Residential Trust, Series 2018-SFR1, Class C, 3.68%, 3/17/35(1)	1,250,000	1,231,288
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	461,373	457,914
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	279,658	279,029
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	480,944	477,257
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	467,119	465,233
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	404,015	404,029
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	365,922	361,321
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 7/1/18(1)(4)	1,438,275	1,409,792
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 7/1/18(1)(4)	2,960,095	2,897,828
Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A, VRN, 2.57%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.50%(1)	2,000,000	2,005,031
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	1,623,457	1,588,333
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	979,953	955,694
TOTAL ASSET-BACKED SECURITIES (Cost $53,627,039)		53,180,558
U.S. TREASURY SECURITIES — 13.3%
U.S. Treasury Notes, 2.50%, 5/31/20	14,600,000	14,594,012
U.S. Treasury Notes, 1.50%, 8/15/20	1,000,000	978,418
U.S. Treasury Notes, 1.375%, 9/15/20	4,000,000	3,899,141
U.S. Treasury Notes, 1.625%, 10/15/20	13,000,000	12,726,797
U.S. Treasury Notes, 1.375%, 10/31/20(5)	2,000,000	1,945,664
U.S. Treasury Notes, 2.375%, 3/15/21	5,700,000	5,665,599
U.S. Treasury Notes, 2.625%, 5/15/21	11,100,000	11,100,867
TOTAL U.S. TREASURY SECURITIES (Cost $51,156,812)		50,910,498
COLLATERALIZED LOAN OBLIGATIONS(3) — 3.7%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.91%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)	725,000	722,520
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.81%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.45%(1)	600,000	591,971
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	750,000	747,561
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 3.66%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	725,000	719,690
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	575,000	574,607
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	575,000	569,831
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.75%, 10/24/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	575,000	567,267

Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)		600,000	599,659
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.62%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)		1,500,000	1,478,474
KKR CLO Ltd. 22, Series 22A, Class A, VRN, 3.52%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(1)		400,000	400,000
KKR CLO Ltd. 22, Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(1)		750,000	744,838
LCM XIV LP, Series 14A, Class AR, VRN, 3.44%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.04%(1)		750,000	750,413
LCM XIV LP, Series 2014A, Class BR, VRN, 3.98%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.58%(1)		1,250,000	1,251,260
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.57%, 7/16/18, resets monthly off the 1-month LIBOR plus 1.50%(1)		918,000	918,578
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.31%, 7/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(1)		375,000	374,804
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.86%, 7/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)		750,000	749,833
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(1)		1,500,000	1,492,308
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.74%, 7/25/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)		1,000,000	986,565
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,312,840)			14,240,179
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 3.2%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)		1,000,000	985,357
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)		1,000,000	976,843
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)		1,925,000	1,909,244
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)		1,000,000	993,075
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.77%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.70%(1)		1,350,000	1,352,112
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/18(1)(4)		2,000,000	1,979,624
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.97%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.90%(1)		1,650,000	1,651,428
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.52%, 7/1/18(1)(4)		1,400,000	1,398,215
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/18(1)(4)		1,000,000	988,697
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,521,277)			12,234,595
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.0%
Argentina — 0.3%
Argentine Republic Government International Bond, 6.25%, 4/22/19		1,000,000	1,006,510
Chile — 0.6%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	1,515,000,000	2,347,123
South Africa — 1.1%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	58,500,000	4,184,540
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,036,218)			7,538,173
BANK LOAN OBLIGATIONS(6) — 1.3%
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 2017 Term Loan B, 4.33%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%		$600,000	598,923
Zayo Group, LLC, 2017 Incremental Term Loan, 4.34%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%		750,000	750,623
			1,349,546
Health Care Providers and Services — 0.2%
HCA Inc., 2018 Term Loan B10, 4.09%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%		947,625	951,714
Hotels, Restaurants and Leisure — 0.3%
Hilton Worldwide Finance, LLC, Term Loan B2, 3.84%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%		665,000	665,692

Hilton Worldwide Finance, LLC, Term Loan B2, 10/25/23(7)	335,000	335,348
		1,001,040
Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4/25/23(7)	700,000	697,592
Technology Hardware, Storage and Peripherals — 0.2%
Western Digital Corporation, 2018 Term Loan B4, 4/29/23(7)	910,000	910,946
TOTAL BANK LOAN OBLIGATIONS (Cost $4,940,893)		4,910,838
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 1.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(4) — 1.3%
FHLMC, VRN, 2.07%, 7/15/18	565,688	565,736
FHLMC, VRN, 2.31%, 7/15/18	432,450	426,234
FHLMC, VRN, 2.66%, 7/15/18	372,214	391,424
FHLMC, VRN, 2.77%, 7/15/18	81,725	84,208
FHLMC, VRN, 3.47%, 7/15/18	96,099	99,034
FHLMC, VRN, 3.63%, 7/15/18	232,940	245,852
FHLMC, VRN, 3.63%, 7/15/18	413,155	436,173
FHLMC, VRN, 3.79%, 7/15/18	352,914	364,016
FHLMC, VRN, 4.00%, 7/15/18	51,410	54,258
FHLMC, VRN, 4.05%, 7/15/18	81,687	84,232
FHLMC, VRN, 4.06%, 7/15/18	206,296	213,541
FHLMC, VRN, 4.08%, 7/15/18	79,858	82,486
FHLMC, VRN, 4.08%, 7/15/18	126,246	129,697
FHLMC, VRN, 4.23%, 7/15/18	92,937	97,818
FNMA, VRN, 2.99%, 7/25/18	412,656	415,767
FNMA, VRN, 3.33%, 7/25/18	439,559	446,250
FNMA, VRN, 3.44%, 7/25/18	84,707	88,785
FNMA, VRN, 3.54%, 7/25/18	313,522	325,175
FNMA, VRN, 3.55%, 7/25/18	6,344	6,647
FNMA, VRN, 3.56%, 7/25/18	174,411	180,308
FNMA, VRN, 3.56%, 7/25/18	45,064	47,148
		4,784,789
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	1,873	2,020
FNMA, 5.00%, 7/1/20	7,062	7,186
FNMA, 5.50%, 7/1/36	2,056	2,226
		11,432
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,815,118)		4,796,221
TEMPORARY CASH INVESTMENTS — 3.2%
Credit Agricole Corporate and Investment Bank, 1.91%, 7/2/18(8)	9,664,000	9,662,580
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $1,516,684), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $1,486,283)		1,486,066
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $1,266,834), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $1,238,093)		1,238,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,387,564)		12,386,646
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $386,925,301)		383,970,087
OTHER ASSETS AND LIABILITIES — (0.5)%		(1,945,713)
TOTAL NET ASSETS — 100.0%		$382,024,374

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,014,011	USD	763,451	Morgan Stanley	9/19/18	$8,879
USD	2,134,666	CHF	2,091,695	UBS AG	9/19/18	8,344
CLP	973,264,548	USD	1,519,420	Goldman Sachs & Co.	9/20/18	(29,904)
CLP	963,460,935	USD	1,504,467	Goldman Sachs & Co.	9/20/18	(29,955)
CLP	755,826,832	USD	1,160,614	Goldman Sachs & Co.	9/20/18	(3,872)
USD	6,672,028	CLP	4,236,404,250	Goldman Sachs & Co.	9/20/18	188,497
HUF	365,672,725	USD	1,322,027	UBS AG	9/19/18	(19,355)
USD	1,347,854	HUF	365,672,725	UBS AG	9/19/18	45,182
JPY	226,119,412	USD	2,077,360	JPMorgan Chase Bank N.A.	9/19/18	(23,987)
KRW	1,235,466,103	USD	1,121,113	Goldman Sachs & Co.	9/19/18	(9,107)
USD	1,155,397	KRW	1,235,466,103	Goldman Sachs & Co.	9/19/18	43,391
NOK	11,154,992	USD	1,380,568	Goldman Sachs & Co.	9/19/18	(6,688)
USD	799,275	NOK	6,509,453	Goldman Sachs & Co.	9/19/18	(2,448)
PEN	6,286,377	USD	1,913,778	Goldman Sachs & Co.	9/19/18	(4,800)
USD	1,906,696	PEN	6,286,377	Goldman Sachs & Co.	9/19/18	(2,281)
TRY	5,153,488	USD	1,071,679	Goldman Sachs & Co.	9/19/18	13,571
USD	1,047,968	TRY	5,153,488	Goldman Sachs & Co.	9/19/18	(37,282)
USD	689,309	ZAR	8,899,181	UBS AG	9/19/18	47,039
USD	3,894,310	ZAR	50,176,243	UBS AG	9/19/18	273,003
						$458,227

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	546	September 2018	USD	109,200,000	$115,658,157	$58,495

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	127	September 2018	EUR	12,700,000	$19,602,212	$(95,876)
U.S. Treasury 5-Year Notes	221	September 2018	USD	22,100,000	25,109,399	(91,677)
U.S. Treasury 10-Year Notes	70	September 2018	USD	7,000,000	8,413,125	(45,001)
					$53,124,736	$(232,554)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$6,950,000	$449,917	$(33,886)	$416,031
Markit CDX North America Investment Grade Index Series 30	Sell	1.00%	6/20/23	$6,000,000	96,740	(4,620)	92,120
					$546,657	$(38,506)	$508,151

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $112,823,478, which represented 29.5% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $864,244.

(6)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(7)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(8)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	165,227,639	—
Collateralized Mortgage Obligations	—	58,544,740	—
Asset-Backed Securities	—	53,180,558	—
U.S. Treasury Securities	—	50,910,498	—
Collateralized Loan Obligations	—	14,240,179	—
Commercial Mortgage-Backed Securities	—	12,234,595	—
Sovereign Governments and Agencies	—	7,538,173	—
Bank Loan Obligations	—	4,910,838	—
U.S. Government Agency Mortgage-Backed Securities	—	4,796,221	—
Temporary Cash Investments	—	12,386,646	—
	—	383,970,087	—
Other Financial Instruments
Futures Contracts	58,495	—	—
Swap Agreements	—	508,151	—
Forward Foreign Currency Exchange Contracts	—	627,906	—
	58,495	1,136,057	—

Liabilities
Other Financial Instruments
Futures Contracts	136,678	95,876	—
Forward Foreign Currency Exchange Contracts	—	169,679	—
	136,678	265,555	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
June 30, 2018

Short Duration Inflation Protection Bond - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 81.9%
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	41,136,335	41,607,308
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20(1)	204,054,721	201,919,739
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	179,416,350	182,368,115
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	71,020,380	71,957,845
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	368,775,776	363,197,323
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	50,030,550	50,229,793
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	76,557,348	75,268,502
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	116,276,126	113,919,717
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	6,102,040	6,002,127
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	191,065,600	186,824,960
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	45,900,855	45,832,406
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	40,378,125	40,022,648
TOTAL U.S. TREASURY SECURITIES (Cost $1,398,640,487)		1,379,150,483
CORPORATE BONDS — 3.6%
Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	3,090,000	3,069,915
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	644,000	648,915
		3,718,830
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	1,000,000	996,291
Banks — 0.3%
Banco de Credito del Peru, 2.25%, 10/25/19(2)	1,400,000	1,380,750
CIT Group, Inc., 5.375%, 5/15/20	1,200,000	1,234,500
QNB Finansbank AS, MTN, 6.25%, 4/30/19	2,200,000	2,208,195
		4,823,445
Chemicals†
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	202,005
Containers and Packaging — 0.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(2)	2,000,000	1,982,500
Ball Corp., 4.375%, 12/15/20	950,000	960,687
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	998,181	1,003,172
		3,946,359
Diversified Financial Services†
MUFG Union Bank N.A., 2.625%, 9/26/18	390,000	389,925
Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 4/1/23	1,000,000	1,028,625
Gas Utilities — 0.1%
Energy Transfer Equity LP, 7.50%, 10/15/20	727,000	776,981
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	279,754
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	1,250,000	1,253,125
		2,309,860
Health Care Providers and Services — 0.6%
DaVita, Inc., 5.75%, 8/15/22	1,515,000	1,541,520

DaVita, Inc., 5.125%, 7/15/24	1,516,000	1,473,363
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(2)	1,580,000	1,596,654
HCA, Inc., 4.25%, 10/15/19	3,280,000	3,312,800
Tenet Healthcare Corp., 4.75%, 6/1/20	2,370,000	2,387,775
		10,312,112
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(2)	1,030,000	1,032,575
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	1,000,000	953,750
		1,986,325
Household Durables — 0.2%
Lennar Corp., 2.95%, 11/29/20	2,350,000	2,302,554
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,480,000	1,483,515
		3,786,069
Household Products — 0.1%
Spectrum Brands, Inc., 6.625%, 11/15/22	1,200,000	1,242,000
Internet Software and Services — 0.1%
Symantec Corp., 4.20%, 9/15/20	950,000	955,096
Media — 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	2,380,000	2,361,412
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	1,450,000	1,428,395
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	2,450,000	2,502,063
		6,291,870
Metals and Mining — 0.3%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)	3,600,000	3,814,524
Steel Dynamics, Inc., 5.25%, 4/15/23	1,500,000	1,518,750
		5,333,274
Multi-Utilities†
IPALCO Enterprises, Inc., 3.45%, 7/15/20	700,000	700,476
Oil, Gas and Consumable Fuels — 0.2%
Encana Corp., 3.90%, 11/15/21	1,100,000	1,109,549
Petroleos Mexicanos, 6.00%, 3/5/20	160,000	165,400
Petroleos Mexicanos, 6.375%, 2/4/21	2,700,000	2,848,500
		4,123,449
Pharmaceuticals — 0.2%
IQVIA, Inc., 4.875%, 5/15/23(2)	2,530,000	2,567,950
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	1,050,000	1,063,125
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(2)	900,000	914,464
Dell International LLC / EMC Corp., 3.48%, 6/1/19(2)	800,000	802,198
EMC Corp., 2.65%, 6/1/20	1,950,000	1,894,515
Seagate HDD Cayman, 4.25%, 3/1/22	667,000	661,021
		4,272,198
Wireless Telecommunication Services†
Sprint Communications, Inc., 9.00%, 11/15/18(2)	371,000	378,884
TOTAL CORPORATE BONDS (Cost $61,627,829)		60,428,168
ASSET-BACKED SECURITIES(3) — 3.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	5,200,000	5,177,908
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	2,625,000	2,616,883

BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	1,623,152	1,581,407
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.32%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.25%(2)	5,874,348	5,902,427
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(2)	3,299,049	3,285,421
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(2)	1,483,333	1,481,937
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	254,077	252,355
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	962,302	946,408
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	1,791,560	1,760,615
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.04%, 7/17/18, resets monthly off the 1-month LIBOR plus 0.95%(2)	3,875,000	3,856,844
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.15%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.15%(2)	6,600,000	6,613,496
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/20/44(2)	2,150,000	2,149,652
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	891,099	871,285
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	1,544,718	1,507,393
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.49%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.40%(2)	2,447,586	2,457,938
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	1,859,196	1,845,255
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	453,975	450,495
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(2)	1,893,060	1,885,419
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	1,406,766	1,389,080
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/1/18(2)(4)	5,000,000	4,868,796
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 7/1/18(2)(4)	2,347,872	2,319,241
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	2,272,839	2,223,666
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	4,634,361	4,497,984
TOTAL ASSET-BACKED SECURITIES (Cost $60,524,429)		59,941,905
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 3.2%
Private Sponsor Collateralized Mortgage Obligations — 2.6%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	64,724	66,657
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.66%, 7/1/18(4)	522,441	530,203
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.69%, 7/1/18(4)	742,594	727,964
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	1,110,641	1,120,191
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.02%, 7/1/18(4)	424,261	415,651
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.59%, 7/1/18(4)	450,889	457,515
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	532,748	544,278
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.99%, 7/1/18(4)	420,626	422,218
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.66%, 7/1/18(4)	584,560	531,903
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	613,778	645,758
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.68%, 7/1/18(4)	470,089	480,630
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.66%, 7/1/18(4)	883,452	863,815
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.82%, 7/1/18(4)	518,490	527,754
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 3.87%, 7/1/18(4)	520,156	468,557
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	365,964	395,320
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.54%, 7/1/18(4)	158,766	161,305
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.59%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.50%(2)	3,883,178	4,005,017
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 7/1/18(4)	21,023	21,708
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	952,079	880,040
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(2)	489,186	494,201
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 7/1/18(2)(4)	1,045,000	1,037,447

Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 7/1/18(2)(4)	4,175,994	4,222,518
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 7/1/18(2)(4)	3,871,759	3,861,293
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.83%, 7/1/18(4)	1,215,115	1,224,388
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.83%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.74%	575,815	568,932
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.69%, 7/25/18(4)	1,515,088	1,478,760
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 7/1/18(4)	166,074	169,750
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	710,184	702,351
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.93%, 7/1/18(4)	1,313,363	1,387,011
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.91%, 7/1/18(4)	687,229	709,454
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.89%, 7/1/18(4)	540,762	549,631
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.97%, 7/1/18(4)	669,966	677,921
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	557,193	558,801
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	519,338	516,713
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	330,706	330,509
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	824,740	832,232
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	368,703	367,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 7/1/18(4)	1,592,719	1,560,073
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.63%, 7/1/18(4)	891,355	883,746
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.60%, 7/1/18(4)	252,456	248,523
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.75%, 7/1/18(4)	377,586	372,016
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.82%, 7/1/18(4)	804,043	814,769
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 4.32%, 7/1/18(4)	427,121	437,867
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	274,503	273,439
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	743,735	740,851
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	698,647	703,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	183,896	184,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	48,566	49,669
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	902,598	898,002
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	173,377	176,160
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, SEQ, 5.25%, 3/25/37	377,512	386,966
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	402,237	406,218
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	976,860	975,106
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.73%, 7/1/18(4)	192,115	184,592
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	295,478	311,768
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/18(2)(4)	431,591	432,233
		42,996,607
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FNMA, Series 2014-C02, Class 1M2, VRN, 4.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.60%	1,550,000	1,645,379
FNMA, Series 2014-C02, Class 2M2, VRN, 4.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.60%	2,725,902	2,877,372
FNMA, Series 2016-C03, Class 2M2, VRN, 7.99%, 7/25/18, resets monthly off the 1-month LIBOR plus 5.90%	2,000,000	2,336,853
FNMA, Series 2016-C04, Class 1M2, VRN, 6.34%, 7/25/18, resets monthly off the 1-month LIBOR plus 4.25%	2,000,000	2,264,745
FNMA, Series 2018-C02, Class 2M1, VRN, 2.74%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.65%	1,752,621	1,753,360
		10,877,709
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,713,064)		53,874,316
COLLATERALIZED LOAN OBLIGATIONS(3) — 2.7%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.91%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(2)	3,250,000	3,238,881
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.81%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.45%(2)	3,300,000	3,255,840

Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	2,500,000	2,491,871
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 3.66%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.50%(2)	4,525,000	4,491,857
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(2)	2,175,000	2,173,515
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(2)	2,275,000	2,254,547
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.75%, 10/24/18, resets quarterly off the 3-month LIBOR plus 1.40%(2)	2,500,000	2,466,378
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	2,575,000	2,573,536
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.99%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.55%(2)	3,000,000	2,994,550
KKR CLO Ltd. 22, Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(2)	3,325,000	3,302,114
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.86%, 7/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(2)	4,150,000	4,149,077
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.59%, 7/16/18, resets quarterly off the 3-month LIBOR plus 1.50%(2)	3,300,000	3,302,951
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.75%(2)	3,300,000	3,299,913
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(2)	5,500,000	5,471,795
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $45,652,121)		45,466,825
BANK LOAN OBLIGATIONS(5) — 0.8%
Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc., 2017 Term Loan B, 2/22/24(6)	2,110,000	2,106,213
Zayo Group, LLC, 2017 Incremental Term Loan, 4.34%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	750,000	750,622
Zayo Group, LLC, 2017 Incremental Term Loan, 1/19/24(6)	750,000	750,623
		3,607,458
Equity Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4/25/23(6)	2,970,000	2,959,783
Hotels, Restaurants and Leisure — 0.2%
Hilton Worldwide Finance, LLC, Term Loan B2, 10/25/23(6)	2,800,000	2,802,912
Technology Hardware, Storage and Peripherals — 0.2%
Western Digital Corporation, 2018 Term Loan B4, 4/29/23(6)	3,550,000	3,553,692
TOTAL BANK LOAN OBLIGATIONS (Cost $12,979,967)		12,923,845
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 0.7%
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.77%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	5,800,000	5,809,074
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 3.47%, 7/16/18, resets monthly off the 1-month LIBOR plus 1.40%(2)	3,700,000	3,702,187
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/18(2)(4)	2,750,000	2,718,917
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,278,715)		12,230,178
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $2,499,920)	2,350,000	2,323,562

TEMPORARY CASH INVESTMENTS — 3.9%
Credit Agricole Corporate and Investment Bank, 1.91%, 7/2/18(7)	45,564,000	45,557,306
LMA-Americas LLC, 1.95%, 7/2/18(7)	20,000,000	19,996,783
		65,554,089
TOTAL TEMPORARY CASH INVESTMENTS (Cost $65,560,572)		65,554,089
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $1,712,477,104)		1,691,893,371
OTHER ASSETS AND LIABILITIES — (0.5)%		(8,356,907)
TOTAL NET ASSETS — 100.0%		$1,683,536,464

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	4,483,730	USD	3,375,810	Morgan Stanley	9/19/18	$39,262
USD	9,217,946	CHF	9,032,389	UBS AG	9/19/18	36,031
HUF	1,580,679,939	USD	5,714,678	UBS AG	9/19/18	(83,667)
USD	5,826,318	HUF	1,580,679,939	UBS AG	9/19/18	195,307
JPY	972,384,977	USD	8,933,306	JPMorgan Chase Bank N.A.	9/19/18	(103,151)
KRW	5,331,956,658	USD	4,838,436	Goldman Sachs & Co.	9/19/18	(39,303)
USD	4,986,399	KRW	5,331,956,658	Goldman Sachs & Co.	9/19/18	187,266
NOK	48,065,477	USD	5,948,698	Goldman Sachs & Co.	9/19/18	(28,817)
USD	3,379,577	NOK	27,523,947	Goldman Sachs & Co.	9/19/18	(10,351)
PEN	27,145,934	USD	8,264,106	Goldman Sachs & Co.	9/19/18	(20,730)
USD	8,233,526	PEN	27,145,934	Goldman Sachs & Co.	9/19/18	(9,850)
TRY	22,241,141	USD	4,625,092	Goldman Sachs & Co.	9/19/18	58,571
USD	4,522,763	TRY	22,241,141	Goldman Sachs & Co.	9/19/18	(160,899)
						$59,669

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	8/19/19	$24,500,000	$649	$(918,812)	$(918,163)
CPURNSA	Receive	2.06%	5/2/22	$22,000,000	634	204,979	205,613
CPURNSA	Receive	2.07%	5/3/22	$40,000,000	744	344,648	345,392
CPURNSA	Receive	2.02%	5/4/22	$23,500,000	643	265,409	266,052
CPURNSA	Receive	1.93%	9/5/22	$18,000,000	(609)	410,387	409,778
					$2,061	$306,611	$308,672

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(8)	CPURNSA	Receive	1.41%	8/27/20	$40,000,000	$1,131,615
Bank of America N.A.(8)	CPURNSA	Receive	1.49%	9/3/20	$9,700,000	235,735
Barclays Bank plc(8)	CPURNSA	Receive	1.64%	2/3/20	$49,000,000	396,953
						$1,764,303
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,963,777.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $151,804,614, which represented 9.0% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(6)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Collateral has been received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $1,858,211.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,379,150,483	—
Corporate Bonds	—	60,428,168	—
Asset-Backed Securities	—	59,941,905	—
Collateralized Mortgage Obligations	—	53,874,316	—
Collateralized Loan Obligations	—	45,466,825	—
Bank Loan Obligations	—	12,923,845	—
Commercial Mortgage-Backed Securities	—	12,230,178	—
Sovereign Governments and Agencies	—	2,323,562	—
Temporary Cash Investments	—	65,554,089	—
	—	1,691,893,371	—
Other Financial Instruments
Swap Agreements	—	2,991,138	—
Forward Foreign Currency Exchange Contracts	—	516,437	—
	—	3,507,575	—
Liabilities
Other Financial Instruments
Swap Agreements	—	918,163	—
Forward Foreign Currency Exchange Contracts	—	456,768	—
	—	1,374,931	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
June 30, 2018

Short Duration Strategic Income - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 53.7%
Auto Components — 0.9%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	250,000	248,375
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	150,000	151,145
		399,520
Automobiles — 1.3%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	250,000	250,860
General Motors Financial Co., Inc., 3.15%, 1/15/20	200,000	199,727
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)	125,000	127,187
		577,774
Banks — 6.2%
Bank of America Corp., VRN, 3.00%, 12/20/22(2)	271,000	262,943
CIT Group, Inc., 5.375%, 5/15/20	400,000	411,500
Citigroup, Inc., 2.70%, 3/30/21	200,000	196,218
Citigroup, Inc., 2.90%, 12/8/21	400,000	392,132
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	208,217
JPMorgan Chase & Co., 4.625%, 5/10/21	400,000	414,187
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	500,000	512,076
Turkiye Garanti Bankasi AS, MTN, 4.75%, 10/17/19	200,000	198,854
Zenith Bank plc, MTN, 6.25%, 4/22/19	200,000	201,080
		2,797,207
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	135,000	133,969
Biotechnology — 0.8%
Biogen, Inc., 3.625%, 9/15/22	175,000	174,839
Celgene Corp., 3.25%, 8/15/22	175,000	171,664
		346,503
Chemicals — 1.2%
Ecolab, Inc., 4.35%, 12/8/21	163,000	168,360
Sherwin-Williams Co. (The), 2.25%, 5/15/20	400,000	393,518
		561,878
Communications Equipment — 0.6%
HTA Group Ltd., 9.125%, 3/8/22	200,000	191,968
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	100,000	96,235
		288,203
Construction Materials — 0.9%
Cemex SAB de CV, 6.125%, 5/5/25	200,000	203,800
Owens Corning, 4.20%, 12/15/22	200,000	200,621
		404,421
Consumer Finance — 0.6%
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	250,000	253,437
Containers and Packaging — 1.8%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	200,000	198,250
Ball Corp., 5.00%, 3/15/22	250,000	257,812
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	145,366	146,093

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	200,000	197,750
		799,905
Diversified Financial Services — 4.2%
Banco Santander SA, 3.50%, 4/11/22	200,000	195,205
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	400,000	398,729
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	400,000	390,920
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	200,000	207,099
S&P Global, Inc., 3.30%, 8/14/20	200,000	200,338
UBS Group Funding Switzerland AG, 2.95%, 9/24/20(1)	500,000	494,867
		1,887,158
Diversified Telecommunication Services — 1.5%
AT&T, Inc., 3.875%, 8/15/21	350,000	353,874
Orange SA, 4.125%, 9/14/21	300,000	306,771
		660,645
Energy Equipment and Services — 0.2%
Transocean, Inc., 9.00%, 7/15/23(1)	75,000	81,000
Equity Real Estate Investment Trusts (REITs) — 0.9%
Essex Portfolio LP, 3.625%, 8/15/22	200,000	199,161
VEREIT Operating Partnership LP, 4.125%, 6/1/21	200,000	202,845
		402,006
Gas Utilities — 5.1%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	102,625
Energy Transfer Equity LP, 7.50%, 10/15/20	100,000	106,875
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	202,522
Enterprise Products Operating LLC, VRN, 6.07%, 8/1/18, resets quarterly off the 3-month LIBOR plus 3.71%	200,000	200,750
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	68,400	70,025
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)	125,000	125,195
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)	125,000	127,031
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	200,000	209,276
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	350,000	327,567
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	250,000	250,625
TransCanada PipeLines Ltd., VRN, 4.55%, 8/15/18, resets quarterly off the 3-month LIBOR plus 2.21%	200,000	187,980
Williams Partners LP, 4.125%, 11/15/20	400,000	405,209
		2,315,680
Health Care Equipment and Supplies — 0.8%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	375,000	377,273
Health Care Providers and Services — 3.6%
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	250,000	232,500
DaVita, Inc., 5.75%, 8/15/22	200,000	203,501
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	400,000	404,216
Tenet Healthcare Corp., 4.75%, 6/1/20	300,000	302,250
UnitedHealth Group, Inc., 2.875%, 12/15/21	500,000	495,219
		1,637,686
Hotels, Restaurants and Leisure — 2.6%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	250,000	238,438
International Game Technology plc, 6.25%, 2/15/22(1)	175,000	180,250
MGM Resorts International, 6.625%, 12/15/21	250,000	263,750
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	300,000	295,042

Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	175,000	184,736
		1,162,216
Household Durables — 1.3%
Lennar Corp., 4.75%, 4/1/21	125,000	127,250
Toll Brothers Finance Corp., 4.00%, 12/31/18	200,000	200,475
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	235,000	237,397
		565,122
Insurance — 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/20	300,000	305,967
American International Group, Inc., 4.125%, 2/15/24	235,000	236,285
International Lease Finance Corp., 4.625%, 4/15/21	235,000	240,590
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	300,000	312,327
		1,095,169
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	200,000	198,700
Internet Software and Services — 0.9%
Netflix, Inc., 5.375%, 2/1/21	250,000	258,200
Symantec Corp., 4.20%, 9/15/20	150,000	150,805
		409,005
IT Services — 0.7%
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	300,000	301,594
Media — 4.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	200,000	201,375
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	200,000	200,069
CSC Holdings LLC, 6.75%, 11/15/21	260,000	273,000
Discovery Communications LLC, 5.625%, 8/15/19	92,000	94,624
DISH DBS Corp., 5.125%, 5/1/20	200,000	198,750
Lamar Media Corp., 5.375%, 1/15/24	125,000	127,656
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(1)	200,000	199,950
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	250,000	246,275
TBG Global Pte Ltd., 5.25%, 2/10/22	200,000	196,282
Viacom, Inc., 3.125%, 6/15/22	150,000	144,910
VTR Finance BV, 6.875%, 1/15/24	200,000	201,690
		2,084,581
Metals and Mining — 0.5%
Teck Resources Ltd., 4.75%, 1/15/22	210,000	211,489
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc., 5.00%, 12/15/21	210,000	212,100
Multi-Utilities — 1.8%
American Electric Power Co., Inc., 2.15%, 11/13/20	300,000	292,934
Pampa Energia SA, 7.50%, 1/24/27	150,000	135,750
Progress Energy, Inc., 3.15%, 4/1/22	200,000	197,469
Sempra Energy, 2.875%, 10/1/22	175,000	169,675
		795,828
Oil, Gas and Consumable Fuels — 3.6%
Anadarko Petroleum Corp., 4.85%, 3/15/21	500,000	514,833
Antero Resources Corp., 5.375%, 11/1/21	250,000	254,063
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	200,000	208,846
Newfield Exploration Co., 5.75%, 1/30/22	250,000	261,562

Petroleos Mexicanos, 4.875%, 1/24/22	200,000	202,260
YPF SA, 8.75%, 4/4/24	200,000	197,520
		1,639,084
Paper and Forest Products — 0.5%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	200,000	209,569
Pharmaceuticals — 0.9%
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	275,000	263,455
Valeant Pharmaceuticals International, 6.75%, 8/15/21(1)	125,000	126,406
		389,861
Semiconductors and Semiconductor Equipment — 0.4%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	197,000
Software — 0.4%
Activision Blizzard, Inc., 2.30%, 9/15/21	175,000	169,444
Technology Hardware, Storage and Peripherals — 0.5%
Seagate HDD Cayman, 4.25%, 3/1/22	242,000	239,831
Wireless Telecommunication Services — 0.8%
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	200,000	205,715
Digicel Group Ltd., 8.25%, 9/30/20	200,000	151,750
		357,465
TOTAL CORPORATE BONDS (Cost $24,801,149)		24,162,323
ASSET-BACKED SECURITIES(3) — 13.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(1)	100,000	99,907
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	200,000	200,422
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	350,000	348,513
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A SEQ, 2.50%, 2/20/21(1)	300,000	297,500
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	145,901	142,579
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	36,475	35,537
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.32%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	195,812	196,748
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(1)	325,000	321,610
Hertz Vehicle Financing II LP, Series 2016-3A, Class A SEQ, 2.27%, 7/25/20(1)	200,000	198,472
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	116,667	116,557
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	30,145	29,941
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	258,336	254,069
Hilton Grand Vacations Trust, Series 2014-AA, Class B, VRN, 2.07%, 7/25/18(1)(4)	51,667	50,821
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	35,129	34,522
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.94%, 7/17/18, resets monthly off the 1-month LIBOR plus 0.85%(1)	149,315	149,586
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.24%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	125,000	125,950
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.79%, 7/17/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	597,129	596,637
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.04%, 7/17/18, resets monthly off the 1-month LIBOR plus 0.95%(1)	325,000	323,477
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.34%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	275,000	275,859
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.15%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.08%(1)	150,000	150,301
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.35%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.28%(1)	175,000	176,005
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.15%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	200,000	200,409

Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	149,177	148,395
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/20/44(1)	100,000	99,984
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	128,133	125,765
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	65,451	63,796
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	26,633	25,990
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	172,145	167,165
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.49%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	49,951	50,162
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	99,680	96,498
Progress Residential Trust, Series 2018-SFR1, Class C, 3.68%, 3/17/35(1)	125,000	123,129
Progress Residential Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(1)	150,000	147,896
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	36,544	36,270
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	44,948	44,603
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	50,352	49,877
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	122,926	122,430
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	24,395	24,088
Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A, VRN, 2.57%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.50%(1)	375,000	375,943
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	135,288	132,361
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	102,078	99,551
TOTAL ASSET-BACKED SECURITIES (Cost $6,292,762)		6,259,325
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 13.2%
Private Sponsor Collateralized Mortgage Obligations — 5.7%
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 7/1/18(4)	37,105	37,089
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.66%, 7/1/18(4)	69,659	70,694
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.69%, 7/1/18(4)	86,636	84,929
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	27,766	28,005
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.69%, 7/1/18(4)	77,370	76,910
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.59%, 7/1/18(4)	88,991	90,299
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the 1-year H15T1Y plus 2.15%	108,620	110,266
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.66%, 7/1/18(4)	52,303	47,591
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.68%, 7/1/18(4)	58,761	60,079
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.75%, 7/1/18(4)	170,309	172,924
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.54%, 7/1/18(4)	31,753	33,062
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 7/1/18(1)(4)	582,850	589,277
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.83%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.74%	113,106	111,754
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 7/1/18(4)	60,686	59,872
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.79%, 7/1/18(4)	8,930	9,270
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.99%, 7/1/18(4)	30,378	31,248
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.89%, 7/1/18(4)	54,076	54,963
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.09%, 7/1/18(4)	100,000	102,101
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.17%, 7/1/18(4)	54,933	54,801
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.91%, 7/1/18(4)	123,672	125,187
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.28%, 7/1/18(4)	48,742	49,534
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.60%, 7/1/18(4)	31,036	30,552
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.75%, 7/1/18(4)	121,960	120,161
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.71%, 7/1/18(4)	190,643	179,096
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.18%, 7/1/18(4)	87,739	83,943

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	46,483	46,303
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	18,887	19,316
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	98,358	98,217
		2,577,443
U.S. Government Agency Collateralized Mortgage Obligations — 7.5%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.34%, 7/25/18, resets monthly off the 1-month LIBOR plus 3.25%	100,000	112,844
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.29%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.20%	325,659	329,363
FHLMC, Series 2018-DNA1, Class M2, VRN, 3.89%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.80%	300,000	295,381
FNMA, Series 2014-C02, Class 2M2, VRN, 4.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.60%	318,022	335,694
FNMA, Series 2016-C03, Class 2M2, VRN, 7.99%, 7/25/18, resets monthly off the 1-month LIBOR plus 5.90%	50,000	58,421
FNMA, Series 2016-C04, Class 1M2, VRN, 6.34%, 7/25/18, resets monthly off the 1-month LIBOR plus 4.25%	100,000	113,237
FNMA, Series 2017-C03, Class 1M1, VRN, 3.04%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.95%	362,605	364,710
FNMA, Series 2017-C03, Class 1M2, VRN, 5.09%, 7/25/18, resets monthly off the 1-month LIBOR plus 3.00%	125,000	133,118
FNMA, Series 2017-C06, Class 1M1, VRN, 2.84%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.75%	196,762	197,085
FNMA, Series 2017-C06, Class 2M1, VRN, 2.84%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.75%	257,066	257,283
FNMA, Series 2017-C07, Class 1M2, VRN, 4.49%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.40%	1,125,000	1,149,455
		3,346,591
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,848,279)		5,924,034
COLLATERALIZED LOAN OBLIGATIONS(3) — 10.0%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.91%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)	225,000	224,230
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	300,000	299,025
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	175,000	174,881
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	225,000	222,977
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	300,000	299,829
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.62%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	325,000	320,336
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.99%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)	350,000	349,364
KKR CLO Ltd. 22, Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(1)	250,000	248,279
LCM XIV LP, Series 2014A, Class BR, VRN, 3.98%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.58%(1)	350,000	350,353
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.57%, 7/16/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	110,000	110,069
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.86%, 7/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	400,000	399,911
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.59%, 7/16/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	350,000	350,313
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.75%(1)	350,000	349,991
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(1)	400,000	397,949
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.74%, 7/25/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	400,000	394,626
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,508,280)		4,492,133
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 4.6%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	150,000	147,804
BX Trust 2018-MCSF, Series 2018-MCSF, Class A, VRN, 2.65%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.58%(1)	100,000	99,279
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.85%, 7/1/18(4)	260,000	273,094
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 7/1/18(4)	75,000	76,495

Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 7/1/18(4)	125,000	126,846
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	250,000	248,422
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.77%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	150,000	150,235
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/18(1)(4)	250,000	247,453
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/18(4)	250,000	252,210
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 7/1/18(4)	190,000	195,827
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 3.47%, 7/15/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	75,000	75,044
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/18(1)(4)	200,000	197,739
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,135,079)		2,090,448
BANK LOAN OBLIGATIONS(5) — 3.8%
Diversified Telecommunication Services — 1.5%
CenturyLink, Inc., 2017 Term Loan B, 4.84%, 1/31/25, resets monthly off the 1-month LIBOR plus 2.75%	114,712	112,537
CenturyLink, Inc., 2017 Term Loan B, 1/31/25(6)	115,000	112,819
Level 3 Financing, Inc., 2017 Term Loan B, 4.33%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	230,000	229,587
Zayo Group, LLC, 2017 Incremental Term Loan, 4.34%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	230,000	230,191
		685,134
Health Care Providers and Services — 0.3%
HCA Inc., 2018 Term Loan B10, 4.09%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	149,625	150,271
Hotels, Restaurants and Leisure — 0.5%
Hilton Worldwide Finance, LLC, Term Loan B2, 3.84%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%	150,000	150,156
Hilton Worldwide Finance, LLC, Term Loan B2, 10/25/23(6)	70,000	70,073
		220,229
Pharmaceuticals — 0.5%
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 6/1/25(6)	230,000	229,522
Real Estate Investment Trusts (REITs) — 0.5%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4/25/23(6)	220,000	219,243
Technology Hardware, Storage and Peripherals — 0.5%
Western Digital Corporation, 2018 Term Loan B4, 4/29/23(6)	230,000	230,239
TOTAL BANK LOAN OBLIGATIONS (Cost $1,746,597)		1,734,638
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.2%
Argentina — 0.3%
Argentine Republic Government International Bond, 6.875%, 4/22/21	150,000	148,312
Egypt — 0.4%
Egypt Government International Bond, 6.125%, 1/31/22	200,000	197,188
South Africa — 0.5%
Republic of South Africa Government International Bond, 5.50%, 3/9/20	200,000	205,513
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $575,878)		551,013
COMMON STOCKS — 0.1%
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc.(7) (Cost $134,410)	2,388	26,531
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $201,394), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $197,357)		197,328
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $170,247), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $164,012)		164,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	17,463	17,463
U.S. Treasury Bills, 1.86%, 8/2/18(8)(9)	100,000	99,848
TOTAL TEMPORARY CASH INVESTMENTS (Cost $478,629)		478,639
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $46,521,063)		45,719,084
OTHER ASSETS AND LIABILITIES — (1.6)%		(718,450)
TOTAL NET ASSETS — 100.0%		$45,000,634

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	120,072	USD	90,402	Morgan Stanley	9/19/18	$1,051
USD	265,274	CHF	259,934	UBS AG	9/19/18	1,037
HUF	45,890,844	USD	165,911	UBS AG	9/19/18	(2,429)
USD	169,152	HUF	45,890,844	UBS AG	9/19/18	5,670
JPY	28,356,845	USD	260,514	JPMorgan Chase Bank N.A.	9/19/18	(3,008)
USD	30,122	JPY	3,295,095	JPMorgan Chase Bank N.A.	9/19/18	199
KRW	139,192,419	USD	126,309	Goldman Sachs & Co.	9/19/18	(1,026)
USD	130,172	KRW	139,192,419	Goldman Sachs & Co.	9/19/18	4,889
NOK	1,384,528	USD	171,352	Goldman Sachs & Co.	9/19/18	(830)
USD	102,458	NOK	834,438	Goldman Sachs & Co.	9/19/18	(314)
PEN	781,206	USD	237,825	Goldman Sachs & Co.	9/19/18	(597)
USD	236,944	PEN	781,206	Goldman Sachs & Co.	9/19/18	(283)
TRY	580,612	USD	120,739	Goldman Sachs & Co.	9/19/18	1,529
USD	118,068	TRY	580,612	Goldman Sachs & Co.	9/19/18	(4,200)
						$1,688

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	15	September 2018	USD	1,500,000	$1,704,258	$6,880

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	10	September 2018	EUR	1,000,000	$1,543,481	$(7,549)
U.S. Treasury 10-Year Notes	13	September 2018	USD	1,300,000	1,562,438	(8,358)
					$3,105,919	$(15,907)

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A./ Camden Property Trust	Buy	(1.00)%	12/20/19	$125,000	$(261)	$(757)	$(1,018)
Barclays Bank plc/ Dominion Resources, Inc.	Buy	(1.00)%	6/20/20	$125,000	(1,505)	(554)	(2,059)
Barclays Bank plc/ Procter & Gamble Co. (The)	Buy	(1.00)%	6/20/20	$125,000	(1,999)	(181)	(2,180)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	Buy	(1.00)%	9/20/19	$125,000	(392)	(1,024)	(1,416)
Deutsche Bank AG/ International Business Machines Corp.	Buy	(1.00)%	9/20/19	$125,000	(823)	(622)	(1,445)
Goldman Sachs & Co./ Kellogg Co.	Buy	(1.00)%	12/20/19	$125,000	(666)	(730)	(1,396)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	Buy	(1.00)%	6/20/20	$125,000	1,537	(2,970)	(1,433)
Goldman Sachs & Co./ Starwood Hotels & Resorts	Buy	(1.00)%	6/20/20	$125,000	(493)	(1,629)	(2,122)
Morgan Stanley & Co./ D.R. Horton, Inc.	Sell	1.00%	6/20/20	$125,000	(1,138)	3,067	1,929
Morgan Stanley & Co./ Lennar Corp.	Sell	5.00%	6/20/20	$125,000	6,916	4,316	11,232
Morgan Stanley & Co./ Mondelez International, Inc.	Buy	(1.00)%	9/20/19	$125,000	(823)	(524)	(1,347)
Morgan Stanley & Co./ PepsiCo, Inc.	Buy	(1.00)%	9/20/19	$125,000	(898)	(531)	(1,429)
					$(545)	$(2,139)	$(2,684)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $15,739,062, which represented 35.0% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(6)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(7)	Non-income producing.

(8)	The rate indicated is the yield to maturity at purchase.

(9)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $59,900.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the
NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	24,162,323	—
Asset-Backed Securities	—	6,259,325	—
Collateralized Mortgage Obligations	—	5,924,034	—
Collateralized Loan Obligations	—	4,492,133	—
Commercial Mortgage-Backed Securities	—	2,090,448	—
Bank Loan Obligations	—	1,734,638	—
Sovereign Governments and Agencies	—	551,013	—
Common Stocks	26,531	—	—
Temporary Cash Investments	17,463	461,176	—
	43,994	45,675,090	—
Other Financial Instruments
Futures Contracts	6,880	—	—
Swap Agreements	—	13,161	—
Forward Foreign Currency Exchange Contracts	—	14,375	—
	6,880	27,536	—
Liabilities
Other Financial Instruments
Futures Contracts	8,358	7,549	—
Swap Agreements	—	15,845	—
Forward Foreign Currency Exchange Contracts	—	12,687	—
	8,358	36,081	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
June 30, 2018

Strategic Income - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 37.2%
Auto Components — 0.8%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	61,000	62,678
Tenneco, Inc., 5.00%, 7/15/26	75,000	67,162
		129,840
Automobiles — 0.9%
Ford Motor Co., 4.35%, 12/8/26	125,000	122,418
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)	25,000	25,438
		147,856
Banks — 0.7%
BBVA Bancomer SA, 7.25%, 4/22/20	100,000	104,875
Building Products — 0.6%
Masco Corp., 4.45%, 4/1/25	100,000	100,449
Capital Markets — 0.4%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	80,000	70,719
Chemicals — 0.6%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	100,000	95,375
Commercial Services and Supplies — 0.5%
Covanta Holding Corp., 5.875%, 3/1/24	75,000	74,063
Consumer Discretionary — 0.4%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	75,000	71,156
Consumer Finance — 0.5%
Discover Financial Services, 3.75%, 3/4/25	75,000	71,697
Containers and Packaging — 1.9%
Ball Corp., 5.00%, 3/15/22	75,000	77,344
Berry Global, Inc., 5.125%, 7/15/23	75,000	74,625
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	75,000	73,687
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	75,000	74,156
		299,812
Diversified Financial Services — 0.4%
Ally Financial, Inc., 4.625%, 3/30/25	65,000	64,269
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 4.45%, 4/1/24	100,000	101,040
Energy Equipment and Services — 0.6%
Ensco plc, 8.00%, 1/31/24	46,000	46,460
Transocean, Inc., 9.00%, 7/15/23(1)	45,000	48,600
		95,060
Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp., 3.375%, 10/15/26	125,000	115,862
Crown Castle International Corp., 5.25%, 1/15/23	95,000	99,614
Equinix, Inc., 5.375%, 4/1/23	75,000	77,147
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	100,000	93,375
		385,998
Food Products — 0.6%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	100,000	97,750

Gas Utilities — 2.4%
Enterprise Products Operating LLC, VRN, 6.07%, 8/1/18, resets quarterly off the 3-month LIBOR plus 3.71%		75,000	75,281
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		115,000	124,473
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26		125,000	117,099
Williams Cos., Inc. (The), 3.70%, 1/15/23		75,000	72,937
			389,790
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 3.75%, 11/30/26		50,000	49,216
Health Care Providers and Services — 2.2%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22		25,000	25,063
CHS / Community Health Systems, Inc., 5.125%, 8/1/21		75,000	69,750
DaVita, Inc., 5.125%, 7/15/24		80,000	77,750
Express Scripts Holding Co., 4.50%, 2/25/26		100,000	99,399
Tenet Healthcare Corp., 4.75%, 6/1/20		75,000	75,562
			347,524
Hotels, Restaurants and Leisure — 1.4%
Aramark Services, Inc., 4.75%, 6/1/26		75,000	72,657
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		75,000	71,531
International Game Technology plc, 6.25%, 2/15/22(1)		80,000	82,400
			226,588
Household Durables — 1.8%
Lennar Corp., 4.75%, 5/30/25		75,000	72,844
M.D.C. Holdings, Inc., 5.50%, 1/15/24		65,000	65,975
PulteGroup, Inc., 5.50%, 3/1/26		75,000	74,531
Toll Brothers Finance Corp., 5.625%, 1/15/24		75,000	77,531
			290,881
Industrial Conglomerates — 0.5%
HD Supply, Inc., VRN, 5.75%, 4/15/19(1)(2)		75,000	78,656
Insurance — 2.6%
AXA SA, MTN, VRN, 3.375%, 7/6/27(2)	EUR	100,000	117,919
CNP Assurances, VRN, 4.50%, 6/10/27(2)	EUR	100,000	125,410
Liberty Mutual Group, Inc., VRN, 5.25%, 9/17/18, resets quarterly off the 3-month LIBOR plus 2.91%(1)		$125,000	122,188
Voya Financial, Inc., VRN, 5.65%, 5/15/23(2)		50,000	50,375
			415,892
Internet Software and Services — 0.9%
Symantec Corp., 5.00%, 4/15/25(1)		150,000	145,650
IT Services — 1.2%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		125,000	114,672
First Data Corp., 5.00%, 1/15/24(1)		75,000	74,719
			189,391
Media — 5.7%
21st Century Fox America, Inc., 6.90%, 8/15/39		75,000	95,721
AMC Networks, Inc., 4.75%, 8/1/25		100,000	96,376
CSC Holdings LLC, 6.75%, 11/15/21		75,000	78,750
DISH DBS Corp., 5.125%, 5/1/20		75,000	74,531
Gray Television, Inc., 5.125%, 10/15/24(1)		75,000	71,813
Lamar Media Corp., 5.375%, 1/15/24		90,000	91,912
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)		75,000	72,469
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)		75,000	76,594

Viacom, Inc., 3.125%, 6/15/22	150,000	144,910
Warner Media LLC, 3.80%, 2/15/27	120,000	113,668
		916,744
Metals and Mining — 0.9%
Freeport-McMoRan, Inc., 3.875%, 3/15/23	75,000	71,062
Teck Resources Ltd., 4.75%, 1/15/22	75,000	75,532
		146,594
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc., 5.00%, 12/15/21	75,000	75,750
Multi-Utilities — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	73,500
Oil, Gas and Consumable Fuels — 2.6%
Continental Resources, Inc., 5.00%, 9/15/22	60,000	60,972
Lukoil International Finance BV, 7.25%, 11/5/19	100,000	105,014
MEG Energy Corp., 7.00%, 3/31/24(1)	50,000	46,938
Newfield Exploration Co., 5.375%, 1/1/26	100,000	102,750
Petrobras Global Finance BV, 5.30%, 1/27/25(1)	31,000	28,683
Petroleos Mexicanos, 6.00%, 3/5/20	64,000	66,160
		410,517
Pharmaceuticals — 0.6%
Endo Finance LLC, 5.75%, 1/15/22(1)	50,000	45,000
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	40,000	32,194
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	25,000	24,687
		101,881
Specialty Retail — 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	75,000	73,406
Technology Hardware, Storage and Peripherals — 0.3%
Seagate HDD Cayman, 4.75%, 6/1/23	55,000	54,562
Textiles, Apparel and Luxury Goods — 0.4%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	70,000	68,600
TOTAL CORPORATE BONDS (Cost $6,142,047)		5,965,101
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 10.8%
Private Sponsor Collateralized Mortgage Obligations — 8.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.66%, 7/1/18(4)	52,244	53,020
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.69%, 7/1/18(4)	22,278	21,839
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	52,200	52,649
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.74%, 7/1/18(4)	8,526	8,250
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	29,322	30,271
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.69%, 7/1/18(4)	77,370	76,910
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.59%, 7/1/18(4)	41,529	42,140
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the 1-year H15T1Y plus 2.15%	29,964	30,418
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.38%, 7/1/18(4)	41,178	41,316
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.66%, 7/1/18(4)	20,306	18,477
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.68%, 7/1/18(4)	35,257	36,047
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.16%, 7/1/18(4)	14,269	14,374
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.89%, 7/25/18(4)	61,234	60,868
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 7/1/18(1)(4)	135,998	137,498

WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 7/1/18(4)		30,343	29,936
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.52%, 7/1/18(4)		27,921	28,187
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.79%, 7/1/18(4)		17,706	18,379
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36		16,078	16,008
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.90%, 7/1/18(4)		29,754	30,521
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.09%, 7/1/18(4)		35,000	35,735
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 4.10%, 7/1/18(4)		13,265	13,410
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36		48,478	47,955
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36		12,401	12,394
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36		18,639	18,808
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 7/1/18(4)		60,819	59,572
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.12%, 7/1/18(4)		17,802	17,469
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.17%, 7/1/18(4)		21,973	21,920
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.28%, 7/1/18(4)		39,603	40,246
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.60%, 7/1/18(4)		6,651	6,547
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.75%, 7/1/18(4)		15,103	14,881
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.71%, 7/1/18(4)		56,326	52,915
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.18%, 7/1/18(4)		21,935	20,986
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37		37,187	37,043
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37		5,816	5,787
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37		20,112	20,311
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37		42,622	42,561
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37		151,451	151,179
			1,366,827
U.S. Government Agency Collateralized Mortgage Obligations — 2.2%
FHLMC, Series 2018-DNA1, Class M2, VRN, 3.89%, 7/25/18, resets monthly off the 1-month LIBOR plus 1.80%		100,000	98,460
FNMA, Series 2017-C05, Class 1M2, VRN, 4.29%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.20%		100,000	101,843
FNMA, Series 2017-C06, Class 2M2, VRN, 4.89%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.80%		150,000	156,306
			356,609
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,707,161)			1,723,436
MUTUAL FUNDS(5) — 8.9%
Emerging Markets Debt Fund R6 Class (Cost $1,427,904)		144,154	1,422,796
SOVEREIGN GOVERNMENTS AND AGENCIES — 8.5%
Colombia — 0.8%
Colombia Government International Bond, 7.375%, 9/18/37		100,000	125,000
Dominican Republic — 0.7%
Dominican Republic International Bond, 6.875%, 1/29/26		100,000	106,341
Egypt — 0.6%
Egypt Government International Bond, 5.75%, 4/29/20		100,000	101,380
Hungary — 0.5%
Hungary Government Bond, 3.00%, 10/27/27	HUF	25,000,000	84,667
Mexico — 2.0%
Mexican Bonos, 10.00%, 11/20/36	MXN	5,320,000	330,398
South Africa — 2.6%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	2,600,000	185,980
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	1,500,000	119,873
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	1,600,000	106,498
			412,351

Turkey — 1.3%
Turkey Government International Bond, 7.50%, 11/7/19	$200,000	205,601
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,475,080)		1,365,738
COLLATERALIZED LOAN OBLIGATIONS(3) — 8.1%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.91%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)	75,000	74,743
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	100,000	99,675
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	75,000	74,949
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	75,000	74,326
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	125,000	124,929
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.62%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	150,000	147,847
KKR CLO Ltd. 22, Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(1)	75,000	74,484
LCM XIV LP, Series 2014A, Class BR, VRN, 3.98%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.58%(1)	125,000	125,126
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.86%, 7/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	75,000	74,983
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.75%(1)	125,000	124,996
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(1)	150,000	149,231
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.74%, 7/25/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	150,000	147,985
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,299,484)		1,293,274
ASSET-BACKED SECURITIES(3) — 7.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(1)	50,000	49,953
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	25,000	24,923
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	72,951	71,290
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	18,238	17,769
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.32%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	73,429	73,780
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	41,667	41,627
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(1)	33,333	33,317
Hilton Grand Vacations Trust, Series 2014-AA, Class B, VRN, 2.07%, 7/25/18(1)(4)	10,333	10,164
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	14,051	13,809
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.94%, 7/17/18, resets monthly off the 1-month LIBOR plus 0.85%(1)	49,772	49,862
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.24%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	50,000	50,380
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.34%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	100,000	100,313
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.35%, 7/17/18, resets monthly off the 1-month LIBOR plus 1.28%(1)	100,000	100,574
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, VRN, 3.50%, 7/20/18(1)(4)	7,611	7,574
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/20/44(1)	100,000	99,984
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	49,282	48,371
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	16,363	15,949
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	86,073	83,583
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	49,840	48,249

Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	75,000	72,792
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	13,704	13,601
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	17,979	17,841
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	20,141	19,951
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	24,585	24,486
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	8,132	8,029
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/1/18(1)(4)	100,000	97,376
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	54,115	52,944
TOTAL ASSET-BACKED SECURITIES (Cost $1,262,067)		1,248,491
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 6.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	50,000	48,940
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.85%, 7/1/18(4)	65,000	68,273
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 7/1/18(4)	50,000	50,997
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 7/1/18(4)	75,000	77,570
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 7/1/18(4)	30,000	30,443
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 7/1/18(4)	25,000	24,513
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	23,463
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	50,000	48,842
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	100,000	99,369
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	25,000	24,827
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 7/1/18(4)	25,000	24,667
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	49,045
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 7/1/18(4)	25,000	24,556
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	50,000	47,008
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 7/1/18(1)(4)	25,000	23,527
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/18(4)	60,000	60,530
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	60,000	58,918
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 7/1/18(4)	37,000	38,135
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	40,000	38,320
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/18(1)(4)	40,000	39,548
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	100,000	96,413
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,033,831)		997,904
PREFERRED STOCKS — 4.0%
Banks — 2.6%
Bank of America Corp., 5.20%	135,000	133,313
Citigroup, Inc., 5.90%	135,000	137,700
JPMorgan Chase & Co., 5.15%	150,000	149,367
		420,380
Capital Markets — 0.9%
Goldman Sachs Group, Inc. (The), 5.30%	150,000	147,000
Equity Real Estate Investment Trusts (REITs) — 0.5%
DDR Corp., 6.25%	1,400	32,004
Kimco Realty Corp., 5.625%	1,800	43,020
		75,024
TOTAL PREFERRED STOCKS (Cost $646,916)		642,404

BANK LOAN OBLIGATIONS(6) — 3.5%
Diversified Telecommunication Services — 1.3%
CenturyLink, Inc., 2017 Term Loan B, 4.84%, 1/31/25, resets monthly off the 1-month LIBOR plus 2.75%	34,912	34,250
CenturyLink, Inc., 2017 Term Loan B, 1/31/25(7)	35,000	34,337
Level 3 Financing, Inc., 2017 Term Loan B, 4.33%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	70,000	69,874
Zayo Group, LLC, 2017 Incremental Term Loan, 4.34%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	70,000	70,058
		208,519
Health Care Providers and Services — 0.3%
HCA Inc., 2018 Term Loan B10, 4.09%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	49,875	50,090
Hotels, Restaurants and Leisure — 0.5%
Hilton Worldwide Finance, LLC, Term Loan B2, 3.84%, 10/25/23, resets monthly off the 1-month LIBOR plus 1.75%	55,000	55,057
Hilton Worldwide Finance, LLC, Term Loan B2, 10/25/23(7)	25,000	25,026
		80,083
Pharmaceuticals — 0.5%
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 6/1/25(7)	70,000	69,854
Real Estate Investment Trusts (REITs) — 0.5%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4/25/23(7)	80,000	79,725
Technology Hardware, Storage and Peripherals — 0.4%
Western Digital Corporation, 2018 Term Loan B4, 4/29/23(7)	65,000	65,068
TOTAL BANK LOAN OBLIGATIONS (Cost $557,208)		553,339
COMMON STOCKS — 0.1%
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc.(8) (Cost $53,662)	955	10,610
TEMPORARY CASH INVESTMENTS — 1.2%
U.S. Treasury Bills, 1.86%, 8/2/18(9)(10) (Cost $199,676)	200,000	199,695
TOTAL INVESTMENT SECURITIES — 96.3% (Cost $15,805,036)		15,422,788
OTHER ASSETS AND LIABILITIES — 3.7%		599,115
TOTAL NET ASSETS — 100.0%		$16,021,903

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	40,617	USD	30,581	Morgan Stanley	9/19/18	$356
CHF	9,870	USD	10,148	UBS AG	9/19/18	(115)
USD	95,524	CHF	93,601	UBS AG	9/19/18	373
EUR	7,021	USD	8,166	JPMorgan Chase Bank N.A.	9/19/18	81
USD	260,080	EUR	220,250	JPMorgan Chase Bank N.A.	9/19/18	1,371
GBP	5	USD	7	Morgan Stanley	9/19/18	—
HUF	14,636,598	USD	52,916	UBS AG	9/19/18	(775)
HUF	2,275,048	USD	8,312	UBS AG	9/19/18	(208)
USD	60,911	HUF	16,525,065	UBS AG	9/19/18	2,042
USD	52,889	HUF	14,203,766	UBS AG	9/19/18	2,289
USD	7,451	HUF	2,012,039	UBS AG	9/19/18	283
USD	18,588	HUF	5,031,090	UBS AG	9/19/18	665
USD	14,776	HUF	3,998,864	UBS AG	9/19/18	530
JPY	10,189,026	USD	93,607	JPMorgan Chase Bank N.A.	9/19/18	(1,081)
USD	15,428	JPY	1,684,738	JPMorgan Chase Bank N.A.	9/19/18	129
KRW	54,767,500	USD	49,698	Goldman Sachs & Co.	9/19/18	(404)
USD	51,218	KRW	54,767,500	Goldman Sachs & Co.	9/19/18	1,924
MXN	876,895	USD	42,442	JPMorgan Chase Bank N.A.	9/19/18	1,178
MXN	124,842	USD	5,993	JPMorgan Chase Bank N.A.	9/19/18	217
MXN	500,035	USD	23,940	JPMorgan Chase Bank N.A.	9/19/18	934
MXN	374,885	USD	18,061	JPMorgan Chase Bank N.A.	9/19/18	588
MXN	293,802	USD	14,074	JPMorgan Chase Bank N.A.	9/19/18	541
USD	411,729	MXN	8,535,753	JPMorgan Chase Bank N.A.	9/19/18	(12,877)
USD	8,851	MXN	176,093	JPMorgan Chase Bank N.A.	9/19/18	91
NOK	499,480	USD	61,817	Goldman Sachs & Co.	9/19/18	(299)
USD	8,025	NOK	64,779	Goldman Sachs & Co.	9/19/18	46
USD	30,527	NOK	248,622	Goldman Sachs & Co.	9/19/18	(93)
PEN	281,309	USD	85,640	Goldman Sachs & Co.	9/19/18	(215)
USD	9,040	PEN	29,599	Goldman Sachs & Co.	9/19/18	52
USD	76,345	PEN	251,710	Goldman Sachs & Co.	9/19/18	(91)
TRY	228,451	USD	47,507	Goldman Sachs & Co.	9/19/18	602
USD	46,456	TRY	228,451	Goldman Sachs & Co.	9/19/18	(1,653)
ZAR	132,883	USD	9,550	UBS AG	9/19/18	40
USD	15,667	ZAR	202,270	UBS AG	9/19/18	1,069
USD	442,688	ZAR	5,703,809	UBS AG	9/19/18	31,034
						$28,624

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-BTP Italian Government 10-Year Bonds	2	September 2018	EUR	200,000	$297,182	$(681)
U.S. Treasury 10-Year Notes	4	September 2018	USD	400,000	480,750	2,616
					$777,932	$1,935

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	2	September 2018	EUR	200,000	$308,696	$(1,510)
Euro-Bund 10-Year Bonds	1	September 2018	EUR	100,000	189,826	(2,080)
U.K. Gilt 10-Year Bonds	2	September 2018	GBP	200,000	324,817	(3,540)
U.S. Treasury 5-Year Notes	7	September 2018	USD	700,000	795,321	(3,461)
					$1,618,660	$(10,591)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$600,000	$37,989	$(2,072)	$35,917

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A./ Camden Property Trust	Buy	(1.00)%	12/20/19	$25,000	$(52)	$(152)	$(204)
Barclays Bank plc/ Dominion Resources, Inc.	Buy	(1.00)%	6/20/20	$25,000	(301)	(111)	(412)
Barclays Bank plc/ Procter & Gamble Co. (The)	Buy	(1.00)%	6/20/20	$25,000	(400)	(36)	(436)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	Buy	(1.00)%	9/20/19	$25,000	(78)	(205)	(283)
Deutsche Bank AG/ International Business Machines Corp.	Buy	(1.00)%	9/20/19	$25,000	(164)	(125)	(289)
Goldman Sachs & Co./ Kellogg Co.	Buy	(1.00)%	12/20/19	$25,000	(133)	(146)	(279)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	Buy	(1.00)%	6/20/20	$25,000	307	(594)	(287)
Goldman Sachs & Co./ Starwood Hotels & Resorts	Buy	(1.00)%	6/20/20	$25,000	(98)	(326)	(424)
Morgan Stanley & Co./ D.R. Horton, Inc.	Sell	1.00%	6/20/20	$25,000	(228)	614	386
Morgan Stanley & Co./ Lennar Corp.	Sell	5.00%	6/20/20	$25,000	1,383	863	2,246
Morgan Stanley & Co./ Mondelez International, Inc.	Buy	(1.00)%	9/20/19	$25,000	(165)	(104)	(269)
Morgan Stanley & Co./ PepsiCo, Inc.	Buy	(1.00)%	9/20/19	$25,000	(180)	(106)	(286)
					$(109)	$(428)	$(537)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BUBOR06M	Receive	0.82%	6/15/20	HUF	12,000,000	$265
Goldman Sachs & Co.	BUBOR06M	Receive	0.82%	6/18/20	HUF	17,000,000	376
Morgan Stanley	BUBOR06M	Receive	0.82%	6/15/20	HUF	9,000,000	194
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	9,000,000	115
							$950

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.17%	5/10/27	$300,000	$503	$4,389	$4,892

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$250,000	$2,420

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,362,196, which represented 27.2% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(6)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(7)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(8)	Non-income producing.

(9)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $66,885.

(10)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	5,965,101	—
Collateralized Mortgage Obligations	—	1,723,436	—
Mutual Funds	1,422,796	—	—
Sovereign Governments and Agencies	—	1,365,738	—
Collateralized Loan Obligations	—	1,293,274	—
Asset-Backed Securities	—	1,248,491	—
Commercial Mortgage-Backed Securities	—	997,904	—
Preferred Stocks	75,024	567,380	—
Bank Loan Obligations	—	553,339	—
Common Stocks	10,610	—	—
Temporary Cash Investments	—	199,695	—
	1,508,430	13,914,358	—
Other Financial Instruments
Futures Contracts	2,616	—	—
Swap Agreements	—	46,769	—
Forward Foreign Currency Exchange Contracts	—	46,435	—
	2,616	93,204	—
Liabilities
Other Financial Instruments
Futures Contracts	3,461	7,811	—
Swap Agreements	—	3,169	—
Forward Foreign Currency Exchange Contracts	—	17,811	—
	3,461	28,791	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended June 30, 2018 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$1,449	$13	—	$(39)	$1,423	144	—	$13

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
U.S. Government Money Market Fund
June 30, 2018

U.S. Government Money Market - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES(1) — 71.7%
Adjustable-Rate U.S. Government Agency Securities — 28.1%
Federal Farm Credit Banks, VRN, 2.23%, 7/1/18, resets monthly off the 1-month LIBOR plus 0.14%	2,200,000	2,200,507
Federal Home Loan Bank, VRN, 1.93%, 7/1/18, resets monthly off the 1-month LIBOR less 0.16%	150,000,000	150,000,000
Federal Home Loan Bank, VRN, 1.89%, 7/13/18, resets monthly off the 1-month LIBOR less 0.16%	82,000,000	82,000,219
Federal Home Loan Bank, VRN, 2.02%, 7/19/18, resets monthly off the 1-month LIBOR less 0.07%	4,000,000	4,001,365
Federal Home Loan Bank, VRN, 1.95%, 7/21/18, resets monthly off the 1-month LIBOR less 0.14%	40,000,000	40,000,000
Federal Home Loan Bank, VRN, 1.97%, 7/23/18, resets monthly off the 1-month LIBOR less 0.13%	2,000,000	1,999,910
Federal Home Loan Bank, VRN, 1.94%, 7/24/18, resets monthly off the 1-month LIBOR less 0.15%	50,000,000	50,000,000
Federal Home Loan Bank, VRN, 2.15%, 7/26/18, resets monthly off the 1-month LIBOR plus 0.05%	1,500,000	1,500,819
Federal Home Loan Bank, VRN, 1.98%, 7/27/18, resets monthly off the 1-month LIBOR less 0.13%	10,000,000	10,000,152
Federal Home Loan Bank, VRN, 1.96%, 7/29/18, resets monthly off the 1-month LIBOR less 0.13%	200,000,000	200,000,000
		541,702,972
Fixed-Rate U.S. Government Agency Securities — 43.6%
Federal Farm Credit Discount Notes, 2.02%, 11/8/18	4,750,000	4,716,209
Federal Farm Credit Discount Notes, 2.08%, 12/13/18	100,000	99,074
Federal Home Loan Bank Discount Notes, 1.80%, 7/5/18	71,300,000	71,285,938
Federal Home Loan Bank Discount Notes, 1.83%, 7/6/18	35,000,000	34,991,250
Federal Home Loan Bank Discount Notes, 1.87%, 7/12/18	3,330,000	3,328,125
Federal Home Loan Bank Discount Notes, 1.88%, 7/13/18	45,600,000	45,571,820
Federal Home Loan Bank Discount Notes, 1.88%, 7/16/18	600,000	599,533
Federal Home Loan Bank Discount Notes, 1.82%, 7/18/18	50,000,000	49,957,831
Federal Home Loan Bank Discount Notes, 1.90%, 7/20/18	45,400,000	45,355,311
Federal Home Loan Bank Discount Notes, 1.90%, 7/27/18	76,300,000	76,196,835
Federal Home Loan Bank Discount Notes, 1.93%, 8/1/18	60,000,000	59,901,885
Federal Home Loan Bank Discount Notes, 1.89%, 8/2/18	300,000	299,507
Federal Home Loan Bank Discount Notes, 1.94%, 8/17/18	25,000,000	24,937,888
Federal Home Loan Bank Discount Notes, 1.97%, 8/31/18	1,800,000	1,794,114
Federal Home Loan Bank Discount Notes, 1.96%, 9/26/18	6,000,000	5,972,044
Federal Home Loan Bank Discount Notes, 1.97%, 10/1/18	75,000,000	74,630,083
Federal Home Loan Banks Discount Notes, 1.84%, 7/25/18	293,586,000	293,223,740
Federal Home Loan Mortgage Corp., MTN, 1.20%, 10/11/18	46,000,000	45,898,563
		838,759,750
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		1,380,462,722
U.S. TREASURY SECURITIES(1) — 14.3%
U.S. Treasury Bills, 1.75%, 7/12/18	75,000,000	74,960,851
U.S. Treasury Notes, 1.25%, 10/31/18	200,000,000	199,516,324
TOTAL U.S. TREASURY SECURITIES		274,477,175
CORPORATE BONDS(2) — 3.9%
Eagle Yucaipa 55 LP, VRDN, 2.08%, 7/4/18 (LOC: FHLB)	3,150,000	3,150,000
EPR GO Zone Holdings LLC, VRDN, 2.08%, 7/4/18 (LOC: FHLB)	24,995,000	24,995,000
Fairfield North Texas Associates LP, VRDN, 2.08%, 7/5/18 (LOC: FHLB)	4,800,000	4,800,000
Manse on Marsh LP, VRDN, 2.07%, 7/5/18 (LOC: FHLB)	9,330,000	9,330,000
Northcreek Church, VRDN, 2.25%, 7/5/18 (LOC: FHLB)	5,980,000	5,980,000
Saddleback Valley Community Church, VRDN, 2.05%, 7/5/18 (LOC: FHLB)	7,410,000	7,410,000
Santa Monica Ocean Park Partners LP, VRDN, 2.08%, 7/5/18 (LOC: FHLB)	10,200,000	10,200,000
Varenna Care Center LP, VRDN, 2.08%, 7/5/18 (LOC: FHLB)	8,765,000	8,765,000
TOTAL CORPORATE BONDS		74,630,000

MUNICIPAL SECURITIES — 2.4%
ABAG Finance Authority for Nonprofit Corps. Rev., (2471 Shattuck LLC), VRDN, 2.04%, 7/5/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	1,815,000	1,815,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Berkeleyan LLC), VRDN, 2.04%, 7/5/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	500,000	500,000
California Municipal Finance Authority Rev., (Copper Square Apartments LP), VRDN, 2.03%, 7/4/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	1,345,000	1,345,000
JJB Properties LLC Rev., VRDN, 2.08%, 7/5/18, resets weekly off the remarketing agent (LOC: Arvest Bank and FHLB)	3,675,000	3,675,000
Massachusetts Health & Educational Facilities Authority Rev., (Massachusetts Development Finance Agency), VRDN, 2.04%, 7/5/18, resets weekly off the remarketing agent (LOC: RBS Citizens N.A. and FHLB)	2,065,000	2,065,000
New York State Housing Finance Agency Rev., (Maiden Lane Properties LLC), VRDN, 2.04%, 7/4/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	200,000	200,000
Public Finance Authority Rev., (Brannan Associates LLC), VRDN, 2.00%, 7/4/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	12,320,000	12,320,000
Washington State Housing Finance Commission Rev., (Ballard Landmark Inn LLC), VRDN, 2.00%, 7/4/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	12,900,000	12,900,000
Washington State Housing Finance Commission Rev., (Lodge at Eagle Ridge LLC), VRDN, 2.01%, 7/5/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	3,425,000	3,425,000
Washington State Housing Finance Commission Rev., (REDM LLC), VRDN, 2.01%, 7/5/18, resets weekly off the remarketing agent (LOC: FHLB)	3,245,000	3,245,000
Washington State Housing Finance Commission Rev., VRDN, 2.01%, 7/5/18, resets weekly off the remarketing agent (LOC: FHLB)	4,600,000	4,600,000
TOTAL MUNICIPAL SECURITIES		46,090,000
TOTAL INVESTMENT SECURITIES — 92.3%		1,775,659,897
OTHER ASSETS AND LIABILITIES — 7.7%		148,030,192
TOTAL NET ASSETS — 100.0%		$1,923,690,089

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)	Instruments may be payable upon demand and accrue interest based upon a predetermined money market rate. Interest reset date is indicated. Rate shown is effective at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 23, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 23, 2018